                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Pre-Effective Amendment No.                                              / /
                               ---------

Post-Effective Amendment No.       12    (File No. 333-101051)           /X/
                               ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             21       (File No. 811-07511)         /X/
                               ---------

                        (Check appropriate box or boxes)

                         ACL VARIABLE ANNUITY ACCOUNT 2
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                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
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                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                             12203
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(Address of Depositor's Principal Executive Offices)            (Zip Code)

Depositor's Telephone Number, including Area Code              (612) 671-2237
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     Eric Marhoun, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2006 pursuant to paragraph  (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


MAY 1, 2006


RIVERSOURCE

ENDEAVOR SELECT(SM) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:   AMERICAN CENTURION LIFE ASSURANCE COMPANY (AMERICAN CENTURION LIFE)
             20 Madison Avenue Extension
             P.O. Box 5555
             Albany, NY 12205-0555
             Telephone: (800) 504-0469
             (Home Office)
             ACL VARIABLE ANNUITY ACCOUNT 2

This prospectus contains information that you should know before investing. Prospectuses are also available for:

AIM Variable Insurance Funds, Series II Shares

AllianceBernstein Variable Products Series Fund, Inc. (Class B)

American Century(R) Variable Portfolios, Inc., Class II


Columbia Funds Variable Insurance Trust

Dreyfus Investment Portfolios, Service Share Class

Dreyfus Variable Investment Fund, Service Share Class

Fidelity(R) Variable Insurance Products Service Class 2

Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

Goldman Sachs Variable Insurance Trust (VIT)


MFS(R) Variable Insurance Trust(SM) - Service Class

Oppenheimer Variable Account Funds, Service Shares

Putnam Variable Trust - Class IB Shares

RiverSource(SM) Variable Portfolio Funds
  (previously American Express(R) Variable Portfolio Funds)

The Universal Institutional Funds, Inc., Class II Shares

Van Kampen Life Investment Trust Class II Shares

Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.


Contracts with a seven-year withdrawal charge schedule receive a purchase payment credit for each payment made to the contract. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit. The credits may be reversed in certain circumstances. (See "Buying Your Contract -- Purchase Payment Credits.") Purchase payment credits are not available for contracts with a five-year withdrawal charge schedule.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Centurion Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract and optional benefits. Your actual contract and any riders or endorsements are the controlling documents. American Centurion Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


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1  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

American Centurion Life offers several different annuities which your investment professional may or may not be authorized to offer to you. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges you will pay when buying, owning and withdrawing money from the contract we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contract described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may prohibit their investment professionals from offering the contract and/or optional benefits described herein to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described herein by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contract described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contract and/or optional riders described in this prospectus.


TABLE OF CONTENTS


KEY TERMS                                                    3
THE CONTRACT IN BRIEF                                        5
EXPENSE SUMMARY                                              7
CONDENSED FINANCIAL INFORMATION                             13
FINANCIAL STATEMENTS                                        13
THE VARIABLE ACCOUNT AND THE FUNDS                          13
THE ONE-YEAR FIXED ACCOUNT                                  23
BUYING YOUR CONTRACT                                        24
CHARGES                                                     26
VALUING YOUR INVESTMENT                                     31
MAKING THE MOST OF YOUR CONTRACT                            32
WITHDRAWALS                                                 37
TSA -- SPECIAL WITHDRAWAL PROVISIONS                        38
CHANGING OWNERSHIP                                          38
BENEFITS IN CASE OF DEATH                                   39
OPTIONAL BENEFITS                                           40
THE ANNUITY PAYOUT PERIOD                                   52
TAXES                                                       54
VOTING RIGHTS                                               57
SUBSTITUTION OF INVESTMENTS                                 57
ABOUT THE SERVICE PROVIDERS                                 58
ADDITIONAL INFORMATION                                      60
APPENDIX A: EXAMPLE --
  INCOME ASSURER BENEFIT(SM) RIDER FEE                      62
APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES                   63
APPENDIX C: EXAMPLE -- DEATH BENEFITS                       66
APPENDIX D: EXAMPLE --
  ACCUMULATION PROTECTOR BENEFIT(SM) RIDER                  67
APPENDIX E: GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER --
  ADDITIONAL RMD DISCLOSURE                                 69
APPENDIX F: EXAMPLE --
  GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER                    70
APPENDIX G: EXAMPLE --
  INCOME ASSURER BENEFIT(SM) RIDERS                         72
APPENDIX H: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)                                               77
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                       85



CORPORATE CONSOLIDATION

Later this year, American Centurion Life plans to merge into one of its affiliates, IDS Life Insurance Company of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of the surviving life insurance company to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


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2  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN CENTURION LIFE: In this prospectus, "we," "us," "our" and "ACL" refer to American Centurion Life Assurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 3.5% but you may request we substitute an assumed investment rate of 5.0%. The 5.0% assumed investment rate is not available for any contracts with a five-year withdrawal charge schedule and a MAV Death Benefit.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to the fixed account earn interest rates we declare periodically.


FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.


QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

-  Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

-  Roth IRAs under Section 408A of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code


-  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

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3  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

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4  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the one-year fixed account and/or subaccounts of the separate variable account under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.


It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your investment professional or to our administrative office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.") We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 31)

- the one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Transfer policies"). (p. 24 and p. 36)

BUYING YOUR CONTRACT: There are many factors to consider carefully and fully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. When considering the purchase of a variable annuity and when choosing an optional benefit rider, you should always work with an investment professional you know and trust. Older persons who are considering buying a variable annuity may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

After carefully reviewing this prospectus and any other disclosure materials you are provided, make sure you understand how the variable annuity and any optional benefit riders you choose work. Make sure that the annuity and any optional rider you are considering will meet both your current and anticipated future financial situation and needs. Some of the factors among others you may wish to consider before you buy a variable annuity or choose an optional benefit rider include:

- Your age: if you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit.

- How long you plan to hold your annuity: The contract has withdrawal charges. (p. 7) Does the contract meet your current and anticipated future needs for liquidity?

- How and when you plan to take money from your annuity: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payments. In addition, certain withdrawals may be subject to a federal income tax penalty. (p. 54)

- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.


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5  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (p. 24)

- If you can afford the contract: are your annual income and assets adequate to buy the annuity and any optional benefit riders you may choose?

- The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (p. 7)

Your investment professional will help you complete and submit an application. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide us the information, we may not be able to issue your contract. If we are unable to verify your identity, we reserve the right to reject your application or take such other steps as we deem reasonable. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract or pursuant to state requirements.


MINIMUM INITIAL PURCHASE PAYMENT

   $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS

   $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*

   $1,000,000


* This limit applies in total to all American Centurion Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. We may also restrict cumulative additional purchase payments to $100,000 for contracts with the Guarantor(SM) Withdrawal Benefit rider. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) Rider.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies"). (p. 34)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and income taxes (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2 and may have other tax consequences. Certain other restrictions may apply. (p. 37)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 38)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (p. 39)

OPTIONAL BENEFITS: This contract offers features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of a model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of the purchase payments; and may limit the amount of partial withdrawals that can be taken under the optional benefit during a contract year. (p. 40)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. (p. 52)

TAXES: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 54)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


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6  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal charge schedule at the time of application.

                      SEVEN-YEAR SCHEDULE                                 FIVE-YEAR SCHEDULE
         YEARS FROM PURCHASE        WITHDRAWAL CHARGE        YEARS FROM PURCHASE         WITHDRAWAL CHARGE
           PAYMENT RECEIPT              PERCENTAGE              PAYMENT RECEIPT              PERCENTAGE

                  1                         8%                        1                          8%

                  2                         8                         2                          7

                  3                         7                         3                          6

                  4                         7                         4                          4

                  5                         6                         5                          2

                  6                         5                         Thereafter                 0

                  7                         3

                  Thereafter                0

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in the table below. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


                                                        AND YOUR AIR IS 3.5%, THEN             AND YOUR AIR IS 5.0%, THEN
IF YOUR WITHDRAWAL CHARGE SCHEDULE IS:              YOUR DISCOUNT RATE PERCENT (%) IS:     YOUR DISCOUNT RATE PERCENT (%) IS:
QUALIFIED

Seven-year withdrawal charge schedule                             6.00%                                  7.50%
Five-year withdrawal charge schedule                              6.15%                                  7.65%

NONQUALIFIED

Seven-year withdrawal charge schedule                             6.20%                                  6.35%
Five-year withdrawal charge schedule                              7.70%                                  7.85%


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7  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE A DEATH BENEFIT GUARANTEE, A QUALIFIED OR NONQUALIFIED CONTRACT AND THE LENGTH OF YOUR CONTRACT'S WITHDRAWAL CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.


                                                   MORTALITY AND          VARIABLE ACCOUNT           TOTAL VARIABLE
                                                 EXPENSE RISK FEE       ADMINISTRATIVE CHARGE       ACCOUNT EXPENSE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE

QUALIFIED ANNUITIES
ROP Death Benefit                                      1.00%                     0.15%                   1.15%
MAV Death Benefit                                      1.20                      0.15                    1.35

NONQUALIFIED ANNUITIES
ROP Death Benefit                                      1.15                      0.15                    1.30
MAV Death Benefit                                      1.35                      0.15                    1.50

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE

QUALIFIED ANNUITIES
ROP Death Benefit                                      1.20%                     0.15%                   1.35%
MAV Death Benefit                                      1.40                      0.15                    1.55

NONQUALIFIED ANNUITIES
ROP Death Benefit                                      1.35                      0.15                    1.50
MAV Death Benefit                                      1.55                      0.15                    1.70



OTHER ANNUAL EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                        $40
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full withdrawal.)


OPTIONAL LIVING BENEFITS


If eligible, you may select ONE of the following optional living benefits. Each optional living benefit requires the use of an asset allocation model portfolio. The fees apply only if you elect one of these benefits.



ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE                                                 MAXIMUM: 1.75%    CURRENT: 0.55%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE                                                   MAXIMUM: 1.50%    CURRENT: 0.55%
(As a percentage of contract value charged annually on the contract anniversary.)

INCOME ASSURER BENEFIT(SM) - MAV RIDER FEE                                                   MAXIMUM: 1.50%    CURRENT: 0.30%

INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE RIDER FEE                          MAXIMUM: 1.75%    CURRENT: 0.60%

INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE RIDER FEE        MAXIMUM: 2.00%    CURRENT: 0.65%
(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)


--------------------------------------------------------------------------------
8 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS


(Including management fee, distribution and/or service (12b-1) fees and other expenses)(a)



                                                                                 MINIMUM           MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                  0.53%             1.45%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                         GROSS TOTAL
                                                                      MANAGEMENT    12b-1     OTHER         ANNUAL
                                                                         FEES       FEES     EXPENSES      EXPENSES
AIM V.I. Basic Value Fund, Series II Shares                              0.72%      0.25%      0.30%     1.27%(1),(2)
AIM V.I. Capital Development Fund, Series II Shares                      0.75       0.25       0.34      1.34(1),(3)
AIM V.I. Mid Cap Core Equity Fund, Series II Shares                      0.72       0.25       0.31      1.28(1)
AllianceBernstein VPS Balanced Shares Portfolio (Class B)                0.55       0.25       0.16      0.96(4)
(previously AllianceBernstein VP Total Return Portfolio (Class B))
AllianceBernstein VPS Growth and Income Portfolio (Class B)              0.55       0.25       0.05      0.85(4)
AllianceBernstein VPS International Value Portfolio (Class B)            0.75       0.25       0.12      1.12(4)
American Century VP Inflation Protection, Class II                       0.49       0.25       0.01      0.75(4)
American Century VP Ultra(R), Class II                                   0.90       0.25       0.01      1.16(4)
American Century VP Value, Class II                                      0.83       0.25         --      1.08(4)
Columbia High Yield Fund, Variable Series, Class B                       0.55       0.25       0.37      1.17(5)
Columbia Small Cap Value Fund, Variable Series, Class B                  0.80       0.25       0.10      1.15(6)
(previously Colonial Small Cap Value Fund, Variable Series,
Class B)
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service
Shares                                                                   0.75       0.25       0.04      1.04(4),(7)
Dreyfus Variable Investment Fund Appreciation Portfolio, Service
Shares                                                                   0.75       0.25       0.05      1.05(4)
Dreyfus Variable Investment Fund International Value Portfolio,
Service Shares                                                           1.00       0.25       0.20      1.45(4),(7)
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                  0.57       0.25       0.09      0.91(8)
Fidelity(R) VIP Growth Portfolio Service Class 2                         0.57       0.25       0.10      0.92(8)
Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2          0.36       0.25       0.12      0.73(4)
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        0.57       0.25       0.12      0.94(8)
Fidelity(R) VIP Overseas Portfolio Service Class 2                       0.72       0.25       0.17      1.14(8)
FTVIPT Franklin Income Securities Fund - Class 2                         0.46       0.25       0.02      0.73(9),(10)
FTVIPT Franklin Rising Dividends Securities Fund - Class 2               0.62       0.25       0.02      0.89(9),(10),(11)
FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2           0.48       0.25       0.28      1.01(10),(11)
FTVIPT Mutual Shares Securities Fund - Class 2                           0.60       0.25       0.18      1.03(10)
FTVIPT Templeton Global Income Securities Fund - Class 2                 0.62       0.25       0.12      0.99(9)
FTVIPT Templeton Growth Securities Fund - Class 2                        0.75       0.25       0.07      1.07(9),(10)
Goldman Sachs VIT Mid Cap Value Fund                                     0.80         --       0.07      0.87(12)


--------------------------------------------------------------------------------
9 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                         GROSS TOTAL
                                                                      MANAGEMENT    12b-1     OTHER         ANNUAL
                                                                         FEES       FEES     EXPENSES      EXPENSES
MFS(R) New Discovery Series - Service Class                              0.90%      0.25%      0.16%     1.31%(13),(14)
MFS(R) Total Return Series - Service Class                               0.75       0.25       0.09      1.09(13),(14)
MFS(R) Utilities Series - Service Class                                  0.75       0.25       0.15      1.15(13),(14)
Oppenheimer Capital Appreciation Fund/VA, Service Shares                 0.64       0.25       0.02      0.91(15)
Oppenheimer Global Securities Fund/VA, Service Shares                    0.63       0.25       0.04      0.92(15)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                0.74       0.25       0.05      1.04(15)
Oppenheimer Strategic Bond Fund/VA, Service Shares                       0.69       0.25       0.02      0.96(15)
Putnam VT Health Sciences Fund - Class IB Shares                         0.70       0.25       0.11      1.06(4)
Putnam VT International Equity Fund - Class IB Shares                    0.75       0.25       0.18      1.18(4)
Putnam VT Small Cap Value Fund - Class IB Shares                         0.76       0.25       0.08      1.09(4)
Putnam VT Vista Fund - Class IB Shares                                   0.65       0.25       0.09      0.99(4)
RiverSource(SM) Variable Portfolio - Cash Management Fund                0.33       0.13       0.15      0.61(16),(17)
(previously AXP(R) Variable Portfolio - Cash Management Fund)
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund      0.68       0.13       0.16      0.97(16),(17),(18)
(previously AXP(R) Variable Portfolio - Diversified Equity Income
Fund)
RiverSource(SM) Variable Portfolio - Global Inflation Protected
Securities Fund                                                          0.44       0.13       0.33      0.90(16),(17),(19)
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                0.59       0.13       0.16      0.88(16),(17)
(previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund               0.56       0.13       0.14      0.83(16),(17),(18)
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                 0.63       0.13       0.17      0.93(16),(17),(18),(19)
(previously AXP(R) Variable Portfolio - Equity Select Fund)
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                  0.22       0.13       0.18      0.53(16),(17),(19)
(previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                0.92       0.13       0.24      1.29(16),(17),(18),(19)
(previously AXP(R) Variable Portfolio - Partners Small Cap Value
Fund)
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares      0.56       0.25       0.03      0.84(4)
Van Kampen UIF U.S. Real Estate Portfolio Class II Shares                0.75       0.35       0.28      1.38(20)
Wanger International Small Cap                                           0.95         --       0.18      1.13(4)
Wanger U.S. Smaller Companies                                            0.90         --       0.05      0.95(4)



(1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses of Series II shares to 1.45% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007.
(2) Effective Jan. 1, 2005 through Dec. 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. With fee waivers, net expenses were 1.22% of average daily net assets for AIM V.I. Basic Value Fund, Series II Shares.
(3) Effective Jan. 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.
(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.
(5) On April 28, 2006, Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B. The Fund's advisor has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% through April 30, 2007. In addition, the Fund's distributor has contractually agreed to waive 0.19% of the 12b-1 fees through April 30, 2007. If these waivers were reflected in the table, total annual fund operating expenses would be 0.66%.
(6) The Fund's distributor has voluntarily agreed to reimburse the Fund for a portion of the Class B share 12b-1 fee so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.20% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.


--------------------------------------------------------------------------------
10 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

(7) The Dreyfus Corporation has agreed, until Dec. 31, 2006, to waive receipt of its fees and/or assume the expenses of the portfolio so that the net expenses do not exceed 0.90% for Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares and 1.40% for Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings).
(8) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the net expenses would have been 0.89% for Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2, 0.88% for Fidelity(R) VIP Growth Portfolio Service Class 2, 0.89% for Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.07% for Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.
(9) The Fund's administration fee is paid indirectly through the management fee.
(10) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
(11) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.02%) and 0.87%, respectively for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and (0.02%) and 0.99%, respectively for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.
(12) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2005. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.25% of the Fund's average daily net assets. The Investment Adviser may cease or modify the expense limitations at its discretion at any time. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.
(13) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).
(14) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Gross total annual expenses" would be lower.
(15) Expenses may vary in future years. "Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2005, the transfer agent fees did not exceed the expense limitation described above.
(16) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.
(17) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(18) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund, 0.07% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund and 0.04% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.08% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund.
(19) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed:
     0.72% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund and 1.25% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund.
(20) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expense such as foreign country tax expense and interest expense on borrowing, do not exceed 1.35%. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to voluntarily waive a portion of the 12B-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After these fee waivers/reimbursements, net expenses would have been 1.28% for Van Kampen UIF U.S. Real Estate Portfolio Class II Shares.


--------------------------------------------------------------------------------
11 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV Death Benefit and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                         IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                              IF YOU WITHDRAW YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                        AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                      1 YEAR     3 YEARS    5 YEARS    10 YEARS      1 YEAR    3 YEARS    5 YEARS    10 YEARS
Seven-year withdrawal charge schedule   $1,313.91   $2,272.17  $3,272.33  $5,617.14      $513.91  $1,572.17  $2,672.33  $5,617.14
Five-year withdrawal charge schedule     1,334.41    2,231.55   2,967.56   5,786.78       534.41   1,631.55   2,767.56   5,786.78

QUALIFIED ANNUITY                         1 YEAR     3 YEARS    5 YEARS    10 YEARS      1 YEAR    3 YEARS    5 YEARS    10 YEARS
Seven-year withdrawal charge schedule   $1,298.54   $2,227.46  $3,200.36  $5,487.54      $498.54  $1,527.46  $2,600.36   $5,487.54
Five-year withdrawal charge schedule     1,319.04    2,187.04   2,896.22   5,659.89       519.04   1,587.04   2,696.22    5,659.89



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                         IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                              IF YOU WITHDRAW YOUR CONTRACT             OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                        AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                      1 YEAR     3 YEARS    5 YEARS    10 YEARS      1 YEAR    3 YEARS    5 YEARS    10 YEARS
Seven-year withdrawal charge schedule   $  989.11   $1,285.16  $1,606.21  $2,178.86      $189.11    $585.16  $1,006.21  $2,178.86
Five-year withdrawal charge schedule     1,009.61    1,247.27   1,310.72   2,392.36       209.61     647.27   1,110.72   2,392.36

QUALIFIED ANNUITY                         1 YEAR     3 YEARS    5 YEARS    10 YEARS      1 YEAR    3 YEARS    5 YEARS    10 YEARS
Seven-year withdrawal charge schedule     $973.74   $1,238.40  $1,527.25  $2,015.96      $173.74    $538.40  $  927.25   $2,015.96
Five-year withdrawal charge schedule       994.24    1,200.71   1,232.42   2,232.63       194.24     600.71   1,032.42   2,232.63



(1) In these examples, the $40 contract administrative charge is estimated as a .015% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.
(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


--------------------------------------------------------------------------------
12 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION


You can find unaudited condensed financial information for the subaccounts in Appendix H.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

THE VARIABLE ACCOUNT AND THE FUNDS


VARIABLE ACCOUNT. The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Centurion Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM: Each underlying fund generally is available (unless we exclude it) to be a component fund of the asset allocation model portfolios (model portfolios) of the Portfolio Navigator
   (PN) Asset Allocation Program (see "Making the Most of Your Contract -- Asset Allocation Program"). Under the PN program, contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the relevant fund. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in the PN program, a fund in which your subaccount invests may be impacted if it is a component fund of one or more model portfolios.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


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13 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

-  REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
   We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose.
   We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

   We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (unaffiliated funds) currently ranges up to 0.50% of the average daily net assets invested in the fund through this and other contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

   The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

   The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

   Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.


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14 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

   - Compensating, training and educating investment professionals who sell the contracts.

   - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

   - Providing sub-transfer agency and shareholder servicing to contract owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

   -  Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


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15 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS OR TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


FUND                            INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund,      Long-term growth of capital. Invests at least 65% of its total    A I M Advisors, Inc.
Series II Shares                assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and are believed to be undervalued in relation to long-term earning power or other factors. The fund may invest up to 25% of its total assets in foreign securities.

AIM V.I. Capital Development    Long-term growth of capital. Invests primarily in securities      A I M Advisors, Inc.
Fund, Series II Shares          (including common stocks, convertible securities and bonds) of small- and medium-sized companies. The Fund may invest up to 25%
                                of its total assets in foreign securities.

AIM V.I. Mid Cap Core Equity    Long-term growth of capital. Invests normally at least 80% of     A I M Advisors, Inc.
Fund, Series II Shares          its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible
                                securities, of medium sized companies. The fund may invest up to
                                20% of its net assets in equity securities of companies in other market capitalization ranges or in investment grade debt
                                securities. The fund may also invest up to 25% of its total assets in foreign securities.

AllianceBernstein VPS Balanced  Total return consistent with reasonable risk, through a           AllianceBernstein L.P.
Shares Portfolio (Class B)      combination of income and longer-term growth of capital. Invests primarily in U.S. government and agency obligations, bonds, fixed-income senior securities (including short-and long-term debt securities and preferred stocks to the extent their value is attributable to their fixed-income characteristics), and common stocks.

AllianceBernstein VPS Growth    Long-term growth of capital. Invests primarily in                 AllianceBernstein L.P.
and Income Portfolio (Class B)  dividend-paying common stocks of large, well-established, "blue chip" companies.

AllianceBernstein VPS           Long-term growth of capital. Invests primarily in a diversified   AllianceBernstein L.P.
International Value Portfolio   portfolio of equity securities of established companies selected
(Class B)                       from more than 40 industries and from more than 40 developed and emerging market countries.

American Century VP Inflation   Long-term total return. To protect against U.S. inflation.        American Century Investment
Protection, Class II                                                                              Management, Inc.

American Century VP Ultra(R),   Long-term capital growth. Invests primarily in U.S. companies,    American Century Investment
Class II                        but there is no limit on the amount of assets the Fund can        Management, Inc.
                                invest in foreign companies.

American Century VP Value,      Long-term capital growth, with income as a secondary objective.   American Century Investment
Class II                        Invests primarily in stocks of companies that management          Management, Inc.
                                believes to be undervalued at the time of purchase.


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16 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield Fund,       High level of current income with capital appreciation as a       Columbia Management Advisors,
Variable Series, Class B        secondary objective when consistent with the goal of high         LLC
                                current income. The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yielding corporate debt securities, such as bonds, debentures and notes that are rated below investment grade, or unrated securities which the Fund's investment advisor has determined to be of comparable quality. No more than 10% of the Fund's total assets will normally be invested in securities rated CCC or lower by S&P or Caa or lower by Moody's.

Columbia Small Cap Value Fund,  Long-term growth by investing primarily in smaller                Columbia Management Advisors,
Variable Series, Class B        capitalization (small-cap) equities. Under normal market          LLC
                                conditions, the Fund invests at least 80% of its net assets
                                (plus any borrowings for investment purposes) in small-cap stocks. When purchasing securities for the Fund, the advisor generally chooses securities of companies it believes are
                                undervalued. The Fund may invest up to 10% of its assets in foreign securities.

Dreyfus Investment Portfolios   The portfolio seeks investment results that are greater than the  The Dreyfus Corporation
MidCap Stock Portfolio,         total return performance of publicly traded common stocks of
Service Shares                  medium-sized domestic companies in the aggregate, as represented by the Standard & Poor's Midcap 400 Index. The portfolio
                                normally invests at least 80% of its assets in stocks of
                                mid-size companies. The portfolio invests in growth and value stocks, which are chosen through a disciplined investment
                                process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process. The portfolio's stock investments may include common stocks,
                                preferred stocks, convertible securities and depository
                                receipts, including those issued in initial public offerings or shortly thereafter.

Dreyfus Variable Investment     The portfolio seeks long-term capital growth consistent with the  The Dreyfus Corporation -
Fund Appreciation Portfolio,    preservation of capital. Its secondary goal is current income.    Fayez Sarofim & Co. is the
Service Shares                  To pursue these goals, the portfolio normally invests at least    portfolio's sub-investment
                                80% of its assets in common stocks. The portfolio focuses on      advisor
                                "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These established companies have demonstrated
                                sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve
                                predictable, above-average earnings growth.


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17 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment     The portfolio seeks long-term capital growth. To pursue this      The Dreyfus Corporation
Fund International Value        goal, the portfolio normally invests at least 80% of its assets
Portfolio, Service Shares       in stocks. The portfolio ordinarily invests most of its assets in securities of foreign companies which Dreyfus considers to be value companies. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings or shortly thereafter. The portfolio may invest in companies of any size.
                                The portfolio may also invest in companies located in emerging markets.

Fidelity(R) VIP Contrafund(R)   Seeks long-term capital appreciation. Normally invests primarily  Fidelity Management & Research
Portfolio Service Class 2       in common stocks. Invests in securities of companies whose value  Company (FMR), investment
                                it believes is not fully recognized by the public. Invests in     manager; FMR U.K. and FMR Far
                                either "growth" stocks or "value" stocks or both. The fund        East, sub-investment advisers.
                                invests in domestic and foreign issuers.

Fidelity(R) VIP Growth          Seeks to achieve capital appreciation. Normally invests           Fidelity Management & Research
Portfolio Service Class 2       primarily in common stocks. Invests in companies that it          Company (FMR), investment
                                believes have above-average growth potential (stocks of these     manager; FMR U.K., FMR Far
                                companies are often called "growth" stocks). The Fund invests in  East, sub-investment advisers.
                                domestic and foreign issuers.

Fidelity(R) VIP Investment      Seeks as high of a level of current income as is consistent with  Fidelity Management & Research
Grade Bond Portfolio Service    the preservation of capital. Normally invests at least 80% of     Company (FMR), investment
Class 2                         assets in investment-grade debt securities (those of medium and   manager; FMR U.K., FMR Far
                                high quality) of all types and repurchase agreements for those    East, sub-investment advisers.
                                securities.

Fidelity(R) VIP Mid Cap         Long-term growth of capital. Normally invests primarily in        Fidelity Management & Research
Portfolio Service Class 2       common stocks. Normally invests at least 80% of assets in         Company (FMR), investment
                                securities of companies with medium market capitalizations. May   manager; FMR U.K., FMR Far
                                invest in companies with smaller or larger market                 East, sub-investment advisers.
                                capitalizations. Invests in domestic and foreign issuers. The
                                Fund invests in either "growth" or "value" common stocks or both.

Fidelity(R) VIP Overseas        Long-term growth of capital. Normally invests primarily in        Fidelity Management & Research
Portfolio Service Class 2       common stocks of foreign securities. Normally invests at least    Company (FMR), investment
                                80% of assets in non-U.S. securities.                             manager; FMR U.K., FMR Far
                                                                                                  East, Fidelity International
                                                                                                  Investment Advisors (FIIA) and
                                                                                                  FIIA U.K., sub-investment
                                                                                                  advisers.

FTVIPT Franklin Income          Seeks to maximize income while maintaining prospects for capital  Franklin Advisers, Inc.
Securities Fund - Class 2       appreciation. The Fund normally may invests in both equity and debt securities. The Fund seeks income by investing on
                                corporate, foreign, and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.


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18 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Rising          Seeks long-term capital appreciation, with preservation of        Franklin Advisers, Inc.
Dividends Securities Fund -     capital as an important consideration. The Fund normally invests
Class 2                         at least 80% of its net assets in investments of companies that have paid rising dividends, and normally invests predominantly in equity securities.

FTVIPT Franklin Small-Mid Cap   Seeks long-term capital growth. The Fund normally invests at      Franklin Advisers, Inc.
Growth Securities Fund -        least 80% of its net assets in investments of small
Class 2                         capitalization (small cap) and mid capitalization (mid cap)
                                companies. For this Fund, small-cap companies are those with market capitalization values not exceeding $1.5 billion or the highest market capitalization value in the Russell 2000(R)
                                Index, whichever is greater, at the time of purchase; and mid cap companies are companies with market capitalization values not exceeding $8.5 billion at the time of purchase.

FTVIPT Mutual Shares            Seeks capital appreciation, with income as a secondary goal. The  Franklin Mutual Advisers, LLC
Securities Fund - Class 2       Fund normally invests mainly in equity securities that the manager believes are undervalued. The Fund normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.

FTVIPT Templeton Global Income  Seeks high current income, consistent with preservation of        Franklin Advisers, Inc.
Securities Fund - Class 2       capital, with capital appreciation as a secondary consideration.
                                The Fund normally invests mainly in debt securities of
                                governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.

FTVIPT Templeton Growth         Seeks long-term capital growth. The Fund normally invests         Franklin Advisers, Inc.
Securities Fund - Class 2       primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.


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19 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap       Seeks long-term capital appreciation. The Fund invests, under     Goldman Sachs Asset
Value Fund                      normal circumstances, at least 80% of its net assets plus any     Management, L.P.
                                borrowings for investment purposes (measured at time of
                                purchase) ("Net Assets") in a diversified portfolio of equity investments in mid-cap issuers with public stock market
                                capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market
                                capitalization of companies constituting the Russell Midcap(R)
                                Value Index at the time of investment. If the market
                                capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the
                                securities. The capitalization range of the Russell Midcap(R)
                                Value Index is currently between $276 million and $14.9 billion.
                                Although the Fund will invest primarily in publicly traded U.S.
                                securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in emerging
                                countries and securities quoted in foreign currencies. The Fund may invest in the aggregate up to 20% of its Net Assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap(R) Value
                                Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

MFS(R) New Discovery Series -   Capital appreciation. Invests at least 65% of its net assets in   MFS Investment Management(R)
Service Class                   equity securities of emerging growth companies.

MFS(R) Total Return Series -    Above-average income consistent with the prudent employment of    MFS Investment Management(R)
Service Class                   capital, with growth of capital and income as a secondary
                                objective. Invests primarily in a combination of equity and fixed income securities.

MFS(R) Utilities Series -       Capital growth and current income. Invests primarily in equity    MFS Investment Management(R)
Service Class                   and debt securities of domestic and foreign companies in the utilities industry.

Oppenheimer Capital             Capital appreciation. Invests in securities of well-known,        OppenheimerFunds, Inc.
Appreciation Fund/VA, Service   established companies.
Shares

Oppenheimer Global Securities   Long-term capital appreciation. Invests mainly in common stocks   OppenheimerFunds, Inc.
Fund/VA, Service Shares         of U.S. and foreign issuers that are "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Main Street Small   Seeks capital appreciation. Invests mainly in common stocks of    OppenheimerFunds, Inc.
Cap Fund/VA, Service Shares     small-capitalization U.S. companies that the fund's investment manager believes have favorable business trends or prospects.


--------------------------------------------------------------------------------
20 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond      High level of current income principally derived from interest    OppenheimerFunds, Inc.
Fund/VA, Service Shares         on debt securities. Invests mainly in three market sectors: debt securities of foreign governments and companies, U.S. government securities and lower-rated high yield securities of U.S. and foreign companies.

Putnam VT Health Sciences Fund  Seeks capital appreciation. The fund pursues its goal by          Putnam Investment Management,
- Class IB Shares               investing mainly in common stocks of companies in the health      LLC
                                sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their
                                particular products, technology, patents or other market
                                advantages in the health sciences industries.

Putnam VT International Equity  Seeks capital appreciation. The fund pursues its goal by          Putnam Investment Management,
Fund - Class IB Shares          investing mainly in common stocks of companies outside the        LLC
                                United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

Putnam VT Small Cap Value Fund  Seeks capital appreciation. The fund pursues its goal by          Putnam Investment Management,
- Class IB Shares               investing mainly in common stocks of U.S. companies, with a       LLC
                                focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

Putnam VT Vista Fund - Class    Seeks capital appreciation. The fund pursues its goal by          Putnam Investment Management,
IB Shares                       investing mainly in common stocks of U.S. companies, with a       LLC
                                focus on growth stocks.

RiverSource Variable Portfolio  Maximum current income consistent with liquidity and stability    RiverSource Investments, LLC
- Cash Management Fund          of principal. Invests primarily in money market instruments,      (RiverSource Investments)
                                such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of
                                deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper.

RiverSource Variable Portfolio  High level of current income and, as a secondary goal, steady     RiverSource Investments
- Diversified Equity Income     growth of capital. Under normal market conditions, the Fund
Fund                            invests at least 80% of its net assets in dividend-paying common and preferred stocks.


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21 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio  Total return that exceeds the rate of inflation over the          RiverSource Investments
- Global Inflation Protected    long-term. Non-diversified mutual fund that, under normal market
Securities Fund                 conditions, invests at least 80% of its net assets in
                                inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations.

RiverSource Variable Portfolio  High current income, with capital growth as a secondary           RiverSource Investments
- High Yield Bond Fund          objective. Under normal market conditions, the Fund invests at least 80% of its net assets in high-yielding, high-risk
                                corporate bonds (junk bonds) issued by U.S. and foreign
                                companies and governments.

RiverSource Variable Portfolio  Capital appreciation. Under normal market conditions, the Fund    RiverSource Investments
- Large Cap Equity Fund         invests at least 80% of its net assets in equity securities of companies with market capitalization greater than $5 billion at the time of purchase.

RiverSource Variable Portfolio  Growth of capital. Under normal market conditions, the Fund       RiverSource Investments
- Mid Cap Growth Fund           invests at least 80% of its net assets in equity securities of mid capitalization companies. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell Midcap(R) Growth Index.

RiverSource Variable Portfolio  Long-term capital appreciation. The Fund seeks to provide         RiverSource Investments
- S&P 500 Index Fund            investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price
                                Index (S&P 500). The S&P 500 is made up primarily of
                                large-capitalization companies that represent a broad spectrum of the U.S. economy.

RiverSource Variable Portfolio  Long-term capital appreciation. Invests primarily in equity       RiverSource Investments,
- Small Cap Value Fund          securities. Under normal market conditions, at least 80% of the   adviser; Goldman Sachs Asset
                                Fund's net assets will be invested in small cap companies with    Management, L.P., Royce &
                                market capitalization, at the time of investment, of up to $2.5   Associates, LLC, Donald Smith
                                billion or that fall within the range of the Russell 2000(R)      & Co., Inc., Franklin
                                Value Index.                                                      Portfolio Associates LLC and
                                                                                                  Barrow, Hanley, Mewhinney &
                                                                                                  Strauss, Inc., subadvisers.

Van Kampen Life Investment      Capital growth and income through investments in equity           Van Kampen Asset Management
Trust Comstock Portfolio,       securities, including common stocks, preferred stocks and
Class II Shares                 securities convertible into common and preferred stocks.


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22 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real        Above average current income and long-term capital appreciation.  Morgan Stanley Investment
Estate Portfolio, Class II      Invests primarily in equity securities of companies in the U.S.   Management Inc., doing
Shares                          real estate industry, including real estate investment trusts.    business as Van Kampen.

Wanger International Small Cap  Long-term growth of capital. Invests primarily in stocks of       Columbia Wanger Asset
                                companies based outside the U.S. with market capitalizations of   Management, L.P.
                                less than $5 billion at time of initial purchase.

Wanger U.S. Smaller Companies   Long-term growth of capital. Invests primarily in stocks of       Columbia Wanger Asset
                                small- and medium-size U.S. companies with market                 Management, L.P.
                                capitalizations of less than $5 billion at time of initial purchase.



THE ONE-YEAR FIXED ACCOUNT

The one-year fixed account is part of our general account. We credit interest on amounts you allocate to the one-year fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing American Centurion Life annuities, product design, competition, and American Centurion Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the one-year fixed account but will not be lower than state law allows. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of American Centurion Life.

Unless an asset allocation program is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").

The one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


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23 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

BUYING YOUR CONTRACT

Your investment professional will help you complete and submit an application and send it along with your initial purchase payment to our administrative office. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are age 85 or younger.


When you apply, you may select (if available):


-  the one-year fixed account and/or subaccounts in which you want to invest;


-  how you want to make purchase payments;


- the length of the withdrawal charge schedule (5 or 7 years from our receipt of each purchase payment);


-  a beneficiary;

-  the optional Portfolio Navigator asset allocation program(1); and

-  one of the following Death Benefits:

   -  ROP Death Benefit; or

   -  MAV Death Benefit(2).

In addition, you may also select (if available in your state):


ANY ONE OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM):

-  Accumulation Protector Benefit(SM) rider

-  Guarantor(SM) Withdrawal Benefit rider(3)

-  Income Assurer Benefit(SM) - MAV rider(4)

-  Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider(4)

- Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider(4)

(1)  There is no additional charge for this feature.

(2) Available if both you and the annuitant are age 79 or younger at contract issue.

(3)  Available if you and the annuitant are age 79 or younger at contract issue.

(4)  Available if the annuitant is age 75 or younger at contract issue.

The contract provides for allocation of purchase payments to the one-year fixed account and/or the subaccounts of the variable account in even 1% increments. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

If your application is complete, we will process it and apply your purchase payment and any purchase payment credit to the one-year fixed account and subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


You may make additional purchase payments to nonqualified and qualified annuities until the retirement date, subject to the contact's allowable maximum total purchase payments.

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24 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. Your selected date can align with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin. The retirement date may not be earlier than 13 months after the effective contract date.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, THE RETIREMENT DATE MUST BE:


- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, TO COMPLY WITH IRS REGULATIONS, THE RETIREMENT DATE GENERALLY MUST BE:

- for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).


If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.


Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.


BENEFICIARY


We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


Purchase payment amounts and purchase payment timing may be limited under the terms of your contract or pursuant to state requirements.


MINIMUM INITIAL PURCHASE PAYMENT

  $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS

  $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*

  $1,000,000


* This limit applies in total to all American Centurion Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. We may also restrict cumulative additional purchase payments to $100,000 for contracts with the Guarantor(SM) Withdrawal Benefit rider. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider.

HOW TO MAKE PURCHASE PAYMENTS


BY LETTER


Send your check along with your name and contract number to:


REGULAR MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203

--------------------------------------------------------------------------------
25 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

PURCHASE PAYMENT CREDITS

Purchase payment credits are not available for contracts with a five-year withdrawal charge schedule.

Contracts with a seven-year withdrawal charge schedule will receive a purchase payment credit on any purchase payment made to the contract. We apply a credit to your contract of 1% of your current purchase payment. We apply this credit immediately. We allocate the credit to the one-year fixed account and the subaccounts in the same proportions as your purchase payment.

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).


Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contact is fully withdrawn. We prorate this charge among the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year. In no instance will the charge from the one-year fixed account exceed $30 in any contract year.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE


We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the one-year fixed account. We cannot increase these fees.


The mortality and expense risk fee you pay is based on the death benefit guarantee you select, whether the contract is a qualified annuity or a nonqualified annuity and the withdrawal charge schedule that applies to your contract.


                                                  QUALIFIED ANNUITIES           NONQUALIFIED ANNUITIES
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE
 ROP Death Benefit                                       1.00%                           1.15%
 MAV Death Benefit                                       1.20                            1.35

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE
 ROP Death Benefit                                       1.20%                           1.35%
 MAV Death Benefit                                       1.40                            1.55


--------------------------------------------------------------------------------
26 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.


Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE


We charge an annual fee of 0.55% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the fee from the contract value on the contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.

Once you elect the Accumulation Protector Benefit(SM) rider, you may not cancel it and the fee will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Protector Benefit(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio for new contract holders. The Accumulation Protector Benefit(SM) rider charge will not exceed a maximum of 1.75%.


We will not change the Accumulation Protector Benefit(SM) rider charge after the rider effective date unless:


(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect. We restart the waiting period if you elect to change your model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Optional Benefits -- Accumulation Protector Benefit Rider").


The fee does not apply after annuity payouts begin.


GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE

We charge an annual fee of 0.55% of contract value for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.

Once you elect the Guarantor(SM) Withdrawal Benefit rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.


--------------------------------------------------------------------------------
27 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

Currently the Guarantor(SM) Withdrawal Benefit rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio for new contract owners. The Guarantor(SM) Withdrawal Benefit rider charge will not exceed a maximum charge of 1.50%.

We will not change the Guarantor(SM) Withdrawal Benefit rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to step up before the third contract anniversary, the Guarantor(SM) Withdrawal Benefit rider charge will not change until the third contract anniversary, when it will change to the charge that was in effect on the valuation date we received your last written request to exercise the elective step up;

(b) you choose the spousal continuation step up under Rider A after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

INCOME ASSURER BENEFIT(SM) RIDER FEE


We charge an annual fee for this optional feature only if you select it. We determine the fee by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit(SM) rider you select. There are three Income Assurer Benefit(SM) rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit(SM) Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit(SM) is as follows:

                                                                                          MAXIMUM        CURRENT
Income Assurer Benefit(SM) - MAV                                                           1.50%          0.30%

Income Assurer Benefit(SM) - 5% Accumulation Benefit Base                                  1.75           0.60

Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base                2.00           0.65


We deduct the fee from the contract value on your contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate Income Assurer Benefit(SM) fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently the Income Assurer Benefit(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate charge for each model portfolio for new contract owners but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit(SM) charge after the rider effective date, unless you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the charge and/or charge a separate charge for each model portfolio. If you decide to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the charge for new contract owners, you will pay the charge that is in effect on the valuation date we receive your written request to change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect. The waiting period for the rider will be restarted if you elect to change your model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Optional Benefits -- Income Assurer Benefit(SM) Riders"). The fee does not apply after annuity payouts begin or the Income Assurer Benefit(SM) terminates.


For an example of how each Income Assurer Benefit(SM) rider fee is calculated, see Appendix A.




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28 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

WITHDRAWAL CHARGE


If you withdraw all or part of your contract value before annuity payouts begin, we may deduct a withdrawal charge. As described below, a withdrawal charge applies to each purchase payment you make. The withdrawal charge lasts for 7 years or 5 years from our receipt of each purchase payment, depending on which withdrawal charge schedule you select when you purchase the contract (see "Expense Summary").

You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Guarantor(SM) Withdrawal Benefit rider:

CONTRACTS WITHOUT GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER


The TFA is the greater of:


-  10% of the contract value on the prior contract anniversary(1); and


-  current contract earnings.


CONTRACTS WITH GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER


The TFA is the greatest of:


-  10% of the contract value on the prior contract anniversary(1);


-  current contract earnings; and

-  the Remaining Benefit Payment.


(1) We consider your initial purchase payment and any purchase payment credit to be the prior contract anniversary's contract value during the first contract year.


Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below.

A withdrawal charge will apply if the amount you withdraw includes any of your prior purchase payments that are still within their withdrawal charge schedule. To determine whether your withdrawal includes any of your prior purchase payments that are still within their withdrawal charge schedule, we withdraw amounts from your contract in the following order:

1. We withdraw the TFA first. We do not assess a withdrawal charge on the TFA.

2. We withdraw purchase payments not previously withdrawn, in the order you made them: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. By applying this "first-in, first-out" rule, we do not assess a withdrawal charge on purchase payments that we received prior to the number of years stated in the withdrawal charge schedule you select when you purchase the contract. We only assess a withdrawal charge on purchase payments that are still within the withdrawal charge schedule you selected.

EXAMPLE: Each time you make a purchase payment under the contract, a withdrawal charge schedule attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to the withdrawal charge schedule shown in your contract. (THE WITHDRAWAL CHARGE PERCENTAGES FOR THE 5-YEAR AND 7-YEAR WITHDRAWAL CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY" ABOVE.) For example, if you select the 7-Year withdrawal charge schedule, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 3%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a withdrawal charge as to that payment.


We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage (see "Expense Summary"), and then adding the total withdrawal charges.


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request.

For an example, see Appendix B.

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29 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-  withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;


- if you elected the Guarantor(SM) Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;


- required minimum distributions from a qualified annuity provided the amount is no greater than the required amount calculated under your specific contract currently in force; and

- contracts settled using an annuity payout plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a withdrawal charge.)

- withdrawals made as a result of one of the "Contingent events"* described below (see your contract for additional conditions and restrictions);

-  amounts we refund to you during the free look period;* and

-  death benefits.

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in a table in the "Expense Summary." (See "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES


There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


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30 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

THE ONE-YEAR FIXED ACCOUNT

We value the amounts you allocate to the one-year fixed account directly in dollars. The value of the one-year fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account;

-  plus any purchase payment credits allocated to the one-year fixed account;

-  plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

-  minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

   -  Accumulation Protector Benefit(SM) rider;


   -  Guarantor(SM) Withdrawal Benefit rider; or


   -  Income Assurer Benefit(SM) rider.


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  any purchase payment credits allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial withdrawals;

-  withdrawal charges;

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31 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
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and the deduction of a prorated portion of:

-  the contract administrative charge; and

-  the fee for any of the following optional benefits you have selected:

   -  Accumulation Protector Benefit(SM) rider;


   -  Guarantor(SM) Withdrawal Benefit rider; or


   -  Income Assurer Benefit(SM) rider.

Accumulation unit values will fluctuate due to:

-  changes in fund net asset value;

-  fund dividends distributed to the subaccounts;

-  fund capital gains or losses;

-  fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account to one or more subaccounts. You can also obtain the benefits of dollar-cost averaging by setting up an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from the one-year fixed account into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn on the one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                      NUMBER
By investing an equal number                            AMOUNT      ACCUMULATION     OF UNITS
of dollars each month ...                    MONTH     INVESTED      UNIT VALUE      PURCHASED
                                              Jan          $100              $20        5.00

                                              Feb           100               18        5.56

you automatically buy                         Mar           100               17        5.88
more units when the
per unit market price is low ...   ---->      Apr           100               15        6.67

                                              May           100               16        6.25

                                              Jun           100               18        5.56

                                              Jul           100               17        5.88

and fewer units                               Aug           100               19        5.26
when the per unit
market price is high.              ---->      Sept          100               21        4.76

                                              Oct           100               20        5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

Dollar-cost averaging as described in this section is not available when a Portfolio Navigator model portfolio is in effect (see "Asset Allocation Program").


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32 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable by us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

Different rules apply to asset rebalancing under a Portfolio Navigator model portfolio (see "Asset Allocation Program" below).

ASSET ALLOCATION PROGRAM

We offer an asset allocation program called Portfolio Navigator. You may elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider, you are required to participate in the asset allocation program under the terms of the rider.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the one-year fixed account (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the one-year fixed account that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and/or one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.

Under the asset allocation program, the subaccounts and/or the one-year fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts and/or the one-year fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

-  substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.


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33 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

REQUIRED USE OF ASSET ALLOCATION PROGRAM WITH ACCUMULATION PROTECTOR BENEFIT(SM) RIDER, GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER OR INCOME ASSURER BENEFIT(SM) RIDER


If you are required to participate in the asset allocation program because you purchased an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider, you may not discontinue your participation in the asset allocation program unless permitted by the terms of the rider as summarized below:

- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER: You cannot terminate the Accumulation Protector Benefit(SM) rider. As long as the Accumulation Protector Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Protector Benefit(SM) rider automatically ends at the end of the waiting period as does the requirement that you participate in the asset allocation program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS UNTIL THE END OF THE WAITING PERIOD.

- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER: Because the Guarantor(SM) Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Guarantor Withdrawal Benefit(SM) rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

- INCOME ASSURER BENEFIT(SM) RIDER: You can terminate the Income Assurer Benefit(SM) rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. As long as the Income Assurer Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT(SM) RIDER IS IN EFFECT.

TRANSFERRING BETWEEN ACCOUNTS

The transfer rights discussed in this section do not apply while a Portfolio Navigator model portfolio is in effect.

You may transfer contract value from any one subaccount or the one-year fixed account to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the one-year fixed account.)

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our administrative office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our administrative office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

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34 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY-- PROSPECTUS

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-  requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

-  not accepting transfer requests of an agent acting under power of attorney;

-  limiting the dollar amount that you may transfer at any one time; or

-  suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners, uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the funds and harm contract owners.


IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


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35 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY-- PROSPECTUS

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer. We reserve the right to limit transfers to the one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- You may transfer contract values from the one-year fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.


- Once variable annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL


1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our home office:


REGULAR MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:
American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance


* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


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36 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS


Your investment professional can help you set up automated transfers among your one-year fixed account or the subaccounts or automated partial withdrawals from the one-year fixed account or the subaccounts.


You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 4:30 p.m. Eastern time:
(800) 504-0469

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our administrative office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay administrative charges, withdrawal charges or any applicable optional rider charges (see "Charges"), IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected the Guarantor(SM) Withdrawal Benefit rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the Guarantor(SM) Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits").


In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

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37 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY-- PROSPECTUS

WITHDRAWAL POLICIES


If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value. You may request that a partial withdrawal be taken from one or more investment options unless an asset allocation program is in effect for your contract. After executing a partial withdrawal, the value in the one-year fixed account and each subaccount must be either zero or at least $50.


RECEIVING PAYMENT

By regular or express mail:

-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   - the withdrawal amount includes a purchase payment check that has not cleared;

   -  the NYSE is closed, except for normal holiday and weekend closings;

   -  trading on the NYSE is restricted, according to SEC rules;

   - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -  you are at least age 59 1/2;

   -  you are disabled as defined in the Code;

   -  you severed employment with the employer who purchased the contract; or

   -  the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit(SM), the rider will terminate upon transfer of ownership of the annuity contract. The Accumulation Protector Benefit(SM) rider and the Guarantor(SM) Withdrawal Benefit rider will continue upon transfer of ownership of the annuity contract (see "Optional Benefits").


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38 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

BENEFITS IN CASE OF DEATH

You must select a death benefit at the time you purchase your contract. There are two death benefit options available under your contact:

-  Return of Purchase Payments (ROP) Death Benefit; or

-  Maximum Anniversary Value (MAV) Death Benefit.

If both you and the annuitant are 79 or younger at contract issue, you may select either death benefit. If either you or the annuitant are 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that you elect in your contract. The death benefit you elect determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under both options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


For an example of how each death benefit is calculated, see Appendix C.


HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:


                                                     PW X DB
     ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR  = -------
     ROP AND MAV DEATH BENEFITS)                       CV

       PW = the partial withdrawal including any applicable withdrawal charge.

       DB = the death benefit on the date of (but prior to) the partial withdrawal.

       CV = contract value on the date of (but prior to) the partial withdrawal.

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total payments and purchase payment credits made to the contract minus adjusted partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT


The ROP Death Benefit is the basic death benefit to the contract that will pay your beneficiaries no less than your purchase payments and any purchase payment credits, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, we will pay the beneficiary the greater of these two values:


1. contract value; or


2. total purchase payments and any purchase payment credits minus adjusted partial withdrawals.


MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these three values:

1. contract value;


2. total purchase payments and any purchase payment credits minus adjusted partial withdrawals; or


3. the MAV on the date of death.

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

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39 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM), if selected, will terminate. The Accumulation Protector Benefit(SM) rider and the Guarantor(SM) Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


   Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM), if selected, will terminate. The Accumulation Protector Benefit(SM) rider and the Guarantor(SM) Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five-year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and


   -  payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS


OPTIONAL LIVING BENEFITS


ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

The Accumulation Protector Benefit(SM) rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit(SM) rider may provide a guaranteed contract value at the end of the specified waiting period on the benefit date, but not until then, under the following circumstances:

ON THE BENEFIT DATE, IF:                                           THEN YOUR ACCUMULATION PROTECTOR BENEFIT(SM) RIDER BENEFIT IS:
The Minimum Contract Accumulation Value (defined below) as         The contract value is increased on the benefit date to equal
determined under the Accumulation Protector Benefit(SM) rider is   the Minimum Contract Accumulation Value as determined under the
greater than your contract value,                                  Accumulation Protector Benefit(SM) rider on the benefit date.

The contract value is equal to or greater than the Minimum         Zero; in this case, the Accumulation Protector Benefit(SM)
Contract Accumulation Value as determined under the Accumulation   rider ends without value and no benefit is payable.
Protector Benefit(SM) rider,

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40 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit(SM) rider will terminate without value and no benefits will be paid. EXCEPTION: If you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit(SM) rider on the valuation date your contract value reached zero.


You may elect the Accumulation Protector Benefit(SM) rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit(SM) rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit(SM) rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Protector Benefit(SM) rider may not be purchased with the optional Guarantor(SM) Withdrawal Benefit rider or any Income Assurer Benefit(SM) rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Protector Benefit(SM) rider may not be available in all states.


You should consider whether an Accumulation Protector Benefit(SM) rider is appropriate for you because:


- you must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"). The asset allocation program limits your choice of subaccounts and the one-year fixed account to those that are in the asset allocation model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program.");


- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider;

- if you purchase this annuity as a qualified annuity, for example, an IRA, you may need to take partial withdrawals from your contract to satisfy the minimum distribution requirements of the Code (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Partial withdrawals, including those used to satisfy required minimum distributions, will reduce any potential benefit that the Accumulation Protector Benefit(SM) rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may withdraw all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit(SM) rider, which is the length of the waiting period under the Accumulation Protector Benefit(SM) rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit(SM) rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit(SM) rider may provide;

- the 10 year waiting period under the Accumulation Protector Benefit(SM) rider will restart if you exercise the Elective Step Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step Up (described below); and


- the 10 year waiting period under the Accumulation Protector Benefit(SM) rider will be restarted on the latest contract anniversary if you elect to change model portfolios to one that causes the Accumulation Protector Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.


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41 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

Be sure to discuss with your investment professional whether a Accumulation Protector Benefit(SM) rider is appropriate for your situation.


HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT(SM):

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit(SM) rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL WITHDRAWALS: The adjustment made for each partial withdrawal from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial withdrawal to the contract value on the date of (but immediately prior to) the partial withdrawal; and

(b) is the MCAV on the date of (but immediately prior to) the partial withdrawal.

WAITING PERIOD: The waiting period for the rider is 10 years.

The 10 year waiting period under the Accumulation Protector Benefit(SM) rider will be restarted on the latest contract anniversary if you elect to change asset allocation models to one that causes the Accumulation Protector Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and any purchase payment credits received within the first 180 days that the rider is effective. It is reduced by adjustments for any partial withdrawals made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or


2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).


ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.


When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit(SM) rider at that time for new contract holders. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.


The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.

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42 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

TERMINATING THE RIDER

The rider will terminate under the following conditions:

   The rider will terminate before the benefit date without paying a benefit on the date:

   -  you take a full withdrawal; or

   -  annuitization begins; or

   -  the contract terminates as a result of the death benefit being paid.

   The rider will terminate on the benefit date.

For an example, see Appendix D.


GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The Guarantor(SM) Withdrawal Benefit rider is an optional benefit that you may select for an additional annual charge.(1) The Guarantor(SM) Withdrawal Benefit initially provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year). As long as your withdrawals in each contract year do not exceed the GBP, you will not be assessed a withdrawal charge.

If you withdraw an amount greater than the GBP in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the GBP and,

-  the Guaranteed Benefit Amount will be adjusted as described below; and

-  the Remaining Benefit Amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Withdrawal Charges"). We pay you the amount you request.

Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death").

An annual elective step up option is available for 30 days after the contract anniversary. This option allows you to step up the Remaining Benefit Amount and Guaranteed Benefit Amount to the contract value on the contract anniversary date.

The annual elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;

- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal procedures discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings below; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

If you exercise the annual step up election, the special spousal continuation step up election (described below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you and the annuitant are 79 or younger at contract issue, you may choose to add the Guarantor(SM) Withdrawal Benefit rider to your contract. This benefit may not be available in your state. You must elect the Guarantor(SM) Withdrawal Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the Guarantor(SM) Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor(SM) Withdrawal Benefit rider, you may not elect an Income Assurer Benefit(SM) rider or the Accumulation Protector Benefit(SM) rider.

(1) In previous disclosure we have referred to this rider as Rider A. An earlier version of this rider, previously referenced as Rider B, was never offered in New York under this annuity product.


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43 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

You should consider whether the Guarantor(SM) Withdrawal Benefit is appropriate for you because:

- you must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"). The asset allocation program limits your choice of subaccounts and the one-year fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program.");

- withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that is greater than your GBP in any contract year. If you withdraw more than the GBP in any contract year to satisfy an RMD, this will constitute an excess withdrawal, as defined above, and the excess withdrawal procedures described below will apply to the guaranteed benefit amount and the remaining benefit amount. Under our current administrative practice we do not apply the excess withdrawal procedures to certain excess withdrawals you take to satisfy an RMD for your contract. We reserve the right to discontinue this administrative practice. We will give you 30 days' written notice of any such change. We limit our administrative practice to the amount of an RMD withdrawal that is based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract. Any other amount you withdraw to satisfy an RMD that exceeds the RBP on the most recent rider anniversary is subject to the excess withdrawal procedures described below. For additional information, see Appendix E. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, the Guarantor(SM) Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

-  we reserve the right to limit the cumulative amount of purchase payments.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

- at contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal, or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA:

   GBA EXCESS WITHDRAWAL PROCEDURE

   The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

   (a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

   (b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

-  at step up -- (see "Elective Step Up" heading below).


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REMAINING BENEFIT AMOUNT

The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

- at contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

- when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA:

   RBA EXCESS WITHDRAWAL PROCEDURE

   The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

   If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

   The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

-  at step up -- (see "Elective Step Up" heading below).

GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

The Total Free Amount (TFA) you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge") may be greater than the GBP. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP available for you to withdraw under the terms of the rider is subject to the GBA and RBA excess withdrawal procedures described above.

REMAINING BENEFIT PAYMENT

At the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA. Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP

You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. Note that special rules, described above, may limit elective step ups in the first three contract years.

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

- The GBA will be increased to an amount equal to the greater of the GBA immediately prior to the step up or the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

- The RBP will be increased to the lesser of the RBA after the step up or the GBP after the step up less any withdrawals made during that contract year.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.


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If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step ups will be removed and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures described above.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP

If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the annual elective step up.

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Guarantor(SM) Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

-  you will be paid according to the annuity payout option described above;

-  we will no longer accept additional purchase payments;

-  you will no longer be charged for the rider;

-  any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(SM) Withdrawal Benefit rider and the contract will terminate.

For an example, see Appendix F.


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INCOME ASSURER BENEFIT(SM) RIDERS


There are three optional Income Assurer Benefit(SM) riders available under your contract:

-  Income Assurer Benefit(SM) - MAV;

-  Income Assurer Benefit(SM) - 5% Accumulation Benefit Base; or

-  Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

The Income Assurer Benefit(SM) riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit(SM) rider. This section is followed by a description of each specific Income Assurer Benefit(SM) rider and how it is calculated.


You should consider whether an Income Assurer Benefit(SM) rider is appropriate for you because:

- you must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"). The asset allocation program limits your choice of subaccounts and the one-year fixed account to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program.");

- if you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the Code must begin, you should consider whether an Income Assurer Benefit(SM) is appropriate for you (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Partial withdrawals you take from the contract, including those used to satisfy RMDs, will reduce the guaranteed income benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payouts available under the rider. Consult a tax advisor before you purchase any Income Assurer Benefit(SM) rider with a qualified annuity;


- you must hold the Income Assurer Benefit(SM) for 10 years unless you elect to terminate the rider within 30 days following the first anniversary after the effective date of the rider;

- you can only exercise the Income Assurer Benefit(SM) within 30 days after a contract anniversary following the expiration of the 10-year waiting period;

- the Income Assurer Benefit(SM) rider terminates* on the contract anniversary after the annuitant's 86th birthday; and


- the 10-year waiting period will be restarted if you elect to change model portfolio to one that causes the Income Assurer Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.


* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.

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If the annuitant is 75 or younger at contract issue, you may choose this optional benefit at the time you purchase your contract for an additional charge. The amount of the charge is determined by the Income Assurer Benefit(SM) you select (see "Charges -- Income Assurer Benefit(SM) Rider Fee"). The effective date of the rider will be the contract issue date. The Accumulation Protector Benefit(SM) and Guarantor(SM) Withdrawal Benefit riders are not available with any Income Assurer Benefit(SM) rider. Be sure to discuss with your investment professional whether an Income Assurer Benefit(SM) rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT(SM) RIDERS IN THE SECTIONS BELOW:


GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit(SM) rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit(SM). Your annuitization payout will never be less than that provided by your contract value.


EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the RiverSource Variable Portfolio
- Cash Management and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

EXCLUDED PAYMENTS: These are purchase payments and any purchase payment credits, paid in the last five years before exercise of the benefit which we will exclude from the calculation of the guaranteed income benefit base whenever they equal $50,000 or more, or if they equal 25% or more of total purchase payments and purchase payment credits.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:


(a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges) to the contract value on the date of (but prior to) the partial withdrawal; and


(b) is the benefit on the date of (but prior to) the partial withdrawal.


PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as excluded investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. The 10-year waiting period will be restarted if you elect to change the Portfolio Navigator model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Charges -- Income Assurer Benefit(SM)").


THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER BENEFIT(SM):

EXERCISING THE RIDER

Rider exercise conditions are:


- you may only exercise the Income Assurer Benefit(SM) rider within 30 days after any contract anniversary following the expiration of the waiting period;


-  the annuitant on the retirement date must be between 50 to 86 years old; and


- you can only take an annuity payment in one of the following annuity payout plans:

   Plan A -- Life Annuity - No Refund;

   Plan B -- Life Annuity with Ten or Twenty Years Certain;

   Plan D -- Joint and Last Survivor Life Annuity - No Refund;

          -- Joint and Last Survivor Life Annuity with Twenty Years Certain; or

   Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit(SM) rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.


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If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. Exception: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

- If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

- If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate. These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:


  P SUB (t-1) (1+i)
  ----------------- = P SUB (t)
      1.05

      P SUB(t-1) = prior annuity payout

      P SUB(t)   = current annuity payout

      i          = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 3.5% assumed investment rate. If your subaccount performance equals 3.5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 3.5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 3.5%, your variable annuity payout will decrease from the previous variable annuity payout.


TERMINATING THE RIDER

Rider termination conditions are:

- you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

- you may terminate the rider any time after the expiration of the waiting period;

- the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

- the rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.

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YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT(SM) RIDERS DESCRIBED BELOW:


INCOME ASSURER BENEFIT(SM) - MAV

The guaranteed income benefit base for the Income Assurer Benefit(SM) - MAV is the greatest of these three values:

1. contract value; or


2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or


3. the Maximum Anniversary Value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a) current contract value; or


(b) total payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.


WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments; or


2. total purchase payments plus any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or


3. the MAV, less market value adjusted excluded payments.


MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment and any purchase payment credit multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.


INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE

The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greatest of these three values:

1. contract value; or


2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or


3. the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR - is equal to the contract value in the excluded investment options plus the variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:


- the total purchase payments and any purchase payment credits made to the protected investment options; minus adjusted partial withdrawals and transfers from the protected investment options; plus

- an amount equal to 5% of your initial purchase payment and any purchase payment credit allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments and any purchase payment credits to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and any purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.


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50 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
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The amount of purchase payment and any purchase payment credits withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

(a) is the amount of purchase payment and any purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and


(b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

(a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

(b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and


(c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].


This method is greater than a dollar-for-dollar reduction, and could potentially deplete the maximum benefit faster than a dollar-for-dollar reduction.

WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments (described above); or

2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3. the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.


INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

The guaranteed income benefit base for the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base is the greatest of these four values:

1. the contract value;


2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals;


3. the MAV (described above); or

4. the 5% variable account floor (described above).

WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:


1. contract value less the market value adjusted excluded payments;

2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals;

3. the MAV, less market value adjusted excluded payments (described above); or

4. the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).

For an example of how benefits under each Income Assurer Benefit(SM) is calculated, see Appendix G.


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51 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
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THE ANNUITY PAYOUT PERIOD


As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.


In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)


For information with respect to transfers between accounts after annuity payouts begin (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES


The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 5.0% investment rate (if your contract does not have a 5-year withdrawal charge schedule and a MAV Death Benefit) for the 3.5% Table A. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 3.5 % assumed interest rate results in a lower initial payout, but later payouts will increase more quickly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit(SM) rider.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN (under the Income Assurer Benefit(SM) rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND (not available under the Income Assurer Benefit(SM) rider): We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


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52 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
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-  PLAN D

   - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

   - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit(SM) rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception:
   If you have an Income Assurer Benefit(SM) rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 6.00% and 7.85% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.").

- GUARANTOR WITHDRAWAL BENEFIT - ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH THE GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER): The Guarantor(SM) Withdrawal Benefit fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Guarantor(SM) Withdrawal Benefit Rider"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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53 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

WITHDRAWALS: If you withdraw part of your nonqualified annuity before your annuity payouts begin, including withdrawals under the Guarantor Withdrawal Benefit(SM) rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract.

If you withdraw all of your nonqualified annuity before annuity payouts begin, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds the investment in the contract.


You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under the Guarantor Withdrawal Benefit(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.


The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or, in the event of non-natural ownership, the death of the annuitant;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

-  if it is allocable to an investment before Aug. 14, 1982; or

-  if annuity payouts begin before the first contract anniversary.

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54 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS
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TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.


ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAs, ROTH IRAs AND SEPs: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under the Guarantor Withdrawal Benefit(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

State withholding also may be imposed on taxable distributions.


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55 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS
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WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if:


- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-  the payout is an RMD as defined under the Code;


-  the payout is made on account of an eligible hardship; or

-  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.


PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs only); or


-  to pay certain medical or education expenses (IRAs only).


DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.


SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV DEATH BENEFIT, ACCUMULATION PROTECTOR BENEFIT(SM), GUARANTOR(SM) WITHDRAWAL BENEFIT OR THE INCOME ASSURER BENEFIT(SM): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge your qualified contract.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN CENTURION LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


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56 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
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VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource(SM) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

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57 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
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

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

Ameriprise Financial Services, Inc. serves as the principal underwriter for the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. Ameriprise Financial Services, Inc. is a wholly-owned subsidiary of Ameriprise Financial, Inc.


SALES OF THE CONTRACT

- Only selling firms registered with the SEC as securities broker-dealers and which are members of the NASD may sell the contract.

- The contracts are continuously being offered to the public through authorized selling firms. We and Ameriprise Financial Services, Inc. have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its investment professionals sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.


PAYMENTS WE MAKE TO SELLING FIRMS


- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 5.00% each time a purchase payment is made. Other plans pay selling firms a smaller commission on purchase payments, and then pay on-going commissions ("trail commissions"). We may pay trail commissions of up to 0.40% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.


- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.


- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms.The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

   - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

   - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

   -  providing service to contract owners; and

   - funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS


- We pay the commissions and other compensation described above from our assets.

-  Our assets may include:

   - revenues we receive from fees and expenses we charge contract owners. These fees and expenses include Contract Owner Transaction Expenses (withdrawal charges), Annual Variable Account Expenses (mortality and expense risk fees and variable account administrative charge) and Other Annual Expenses (annual contract administrative charge and fees for optional riders) (see "Expense Summary"); and,


   - compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds"); and

   - compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and


   - revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

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58 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
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

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   - fees and expenses we collect from contract owners, including withdrawal charges; and,

   - fees and expenses charged by the underlying funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation Payment Arrangements with Selling Firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.


- cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS

- The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

- To inform yourself of any potential conflicts of interest, ask your investment professional before you buy, how the selling firm and its investment professional are being compensated and the amount of the compensation that each will receive if you buy the contract.


ISSUER

American Centurion Life issues the contracts. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.


American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Our offices are located at 20 Madison Avenue Extension, P.O. Box 5555, Albany, NY 12205-0555. American Centurion Life conducts a conventional life insurance business in New York, Alabama and Delaware.

LEGAL PROCEEDINGS

The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. American Centurion Life has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

American Centurion Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Centurion Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Centurion Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Account. During 2005, the principal underwriter of the contract, Ameriprise Financial Services, Inc., under its previous name, American Express Financial Advisors, Inc., settled various regulatory proceedings with the SEC, the NASD and state securities regulators. American Centurion Life does not believe that the terms of any of these settlements will have a material adverse impact on the ability of Ameriprise Financial Services, Inc. to perform its duties on behalf of the Variable Account as principal underwriter of the contract.


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59 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

ADDITIONAL INFORMATION

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


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60 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
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


                                   APPENDICES

                   TABLE OF CONTENTS AND CROSS-REFERENCE TABLE



APPENDIX NAME                                                        PAGE #
Appendix A: Example -- Income Assurer Benefit(SM) Rider Fee          p. 62

Appendix B: Example -- Withdrawal Charges                            p. 63

Appendix C: Example -- Death Benefits                                p. 66

Appendix D: Example -- Accumulation Protector Benefit(SM) Rider      p. 67

Appendix E: Guarantor(SM) Withdrawal Benefit Rider
  -- Additional RMD Disclosure                                       p. 69

Appendix F: Example -- Guarantor(SM) Withdrawal Benefit Rider        p. 70

Appendix G: Example -- Income Assurer Benefit(SM) Riders             p. 72

Appendix H: Condensed Financial Information (Unaudited)              p. 77

CROSS-REFERENCE                                                      PAGE #

Charges -- Income Assurer Benefit(SM) Rider Fee                      p. 28

Charges -- Withdrawal Charges                                        p. 29

Benefits in Case of Death                                            p. 39

Optional Benefits -- Accumulation Protector Benefit(SM) Rider        p. 40

Optional Benefits -- Guarantor(SM) Withdrawal Benefit Rider          p. 43

Optional Benefits -- Guarantor(SM) Withdrawal Benefit Rider          p. 43

Optional Benefits -- Income Assurer Benefit(SM) Riders               p. 40

Condensed Financial Information (Unaudited)                          p. 13



The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts and one-year fixed account and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices C through D and F through G include a partial withdrawal to illustrate the effect of a partial withdrawal on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial withdrawals from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


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61 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX A: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE

EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE

ASSUMPTIONS:

- You purchase the contract with a payment of $50,000 on Jan. 1, 2006 and we add a $500 purchase payment credit. You allocate all of your payment to the Protected Investment Options and make no transfers, add-ons or withdrawals. You select a seven-year withdrawal charge schedule; and

- on Jan. 1, 2007 (the first contract anniversary) your total contract value is $55,545; and

- on Jan. 1, 2008 (the second contract anniversary) your total contract value is $53,270.

WE WOULD CALCULATE THE GUARANTEED INCOME BENEFIT BASE FOR EACH INCOME ASSURER BENEFIT(SM) ON THE SECOND ANNIVERSARY AS FOLLOWS:

THE INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:



   Purchase Payments and purchase payment credits less adjusted partial withdrawals:         $50,500
   Contract value on the second anniversary:                                                 $53,270
   Maximum Anniversary Value:                                                                $55,545
   INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE                           $55,545



THE INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:



   Purchase Payments and purchase payment credits less adjusted partial withdrawals:         $50,500
   Contract value on the second anniversary:                                                 $53,270
   5% Variable Account Floor = 1.05 x 1.05 x $50,500                                         $55,676
   INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE               $55,676


THE INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:


   Purchase Payments and purchase payment credits less adjusted partial withdrawals:         $50,500
   Contract value on the second anniversary:                                                 $53,270
   Maximum Anniversary Value:                                                                $55,545
   5% Variable Account Floor = 1.05 x 1.05 x $50,000                                         $55,676
   INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED INCOME
   BENEFIT BASE                                                                              $55,676


THE INCOME ASSURER BENEFIT(SM) FEE DEDUCTED FROM YOUR CONTRACT VALUE WOULD BE:


INCOME ASSURER BENEFIT(SM) - MAV FEE =                                         0.30% X $55,545 = $166.64
INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE FEE =                0.60% X $55,676 = $334.06
INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION
BENEFIT BASE FEE =                                                             0.65% X $55,676 = $361.89

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62 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES


For purposes of calculating any withdrawal charge, including the examples illustrated below, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling:

   - up to 10% of your prior anniversary's contract value or your contract's remaining benefit payment if you elected the Guarantor(SM) Withdrawal Benefit rider and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.


3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

          PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.


We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.

The examples below show how the withdrawal charge for a full and partial withdrawal is calculated for a contract with a seven-year withdrawal charge schedule. Each example illustrates the amount of the withdrawal charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.


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63 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:


This is an example of how we calculate the withdrawal charge for a full withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:


ASSUMPTIONS:


- We receive a single $50,000 purchase payment on May 1, 2006 and we add a purchase payment credit of $500; and

-  the contract anniversary date is May 1 each year; and

- you withdraw the contract for its total value on Nov. 1, 2009, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

-  you have made no withdrawals prior to Nov. 1, 2009.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                         CONTRACT WITH GAIN   CONTRACT WITH LOSS
                            Contract Value at time of full withdrawal:           $60,000.00           $40,000.00
                                  Contract Value on prior anniversary:            58,000.00            42,000.00

STEP 1. First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                                               Current Contract Value:            60,000.00            40,000.00
                          less purchase payment still in the contract:            50,000.00            50,000.00
                                                                         ------------------   ------------------
                     Earnings in the contact (but not less than zero):            10,000.00                 0.00

STEP 2. Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                             Earnings in the contract:            10,000.00                 0.00
                        10% of the prior anniversary's Contract Value:             5,800.00             4,200.00
                                                                         ------------------   ------------------
                                                                  TFA:            10,000.00             4,200.00

STEP 3. Now we can determine how much of the purchase payment is being withdrawn (PPW) as follows:

        PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

          XSF = amount by which 10% of the prior anniversary's
                contract value exceeds earnings                                        0.00             4,200.00
          ACV = amount withdrawn in excess of earnings                            50,000.00            40,000.00
           CV = total contract value just prior to current withdrawal             60,000.00            40,000.00
          TFA = from Step 2                                                       10,000.00             4,200.00
        PPNPW = purchase payment not previously withdrawn                         50,000.00            50,000.00

STEP 4. We then calculate the withdrawal charge as:
                                                                  PPW:            50,000.00            50,000.00
                                                             less XSF:                (0.00)           (4,200.00)
                                                                         ------------------   ------------------
                         amount of PPW subject to a withdrawal charge:            50,000.00            45,800.00
                             multiplied by the withdrawal charge rate:                x 7.0%               x 7.0%
                                                                         ------------------   ------------------
                                                    withdrawal charge:             3,500.00             3,206.00

STEP 5. The value you will receive as a result of your full withdrawal is determined as:
                                             Contract Value withdrawn:            60,000.00            40,000.00
                                                    WITHDRAWAL CHARGE:            (3,500.00)           (3,206.00)
                      Contract charge (assessed upon full withdrawal):               (40.00)              (40.00)
                                                                         ------------------   ------------------

                                         NET FULL WITHDRAWAL PROCEEDS:           $56,460.00           $36,754.00

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64 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:


This is an example of how we calculate the withdrawal charge for a partial withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:


ASSUMPTIONS:


- We receive a single $50,000 purchase payment on May 1, 2006 and we add a purchase payment credit of $500; and

-  the contract anniversary date is May 1 each year; and

- you request a partial withdrawal of $15,000 on Nov. 1, 2009, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

-  you have made no withdrawals prior to Nov. 1, 2009.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                         CONTRACT WITH GAIN   CONTRACT WITH LOSS
                         Contract Value at time of partial withdrawal:           $60,000.00           $40,000.00
                                  Contract Value on prior anniversary:            58,000.00            42,000.00

STEP 1. First, we determine the amount of earnings available in the
        CONTRACT at the time of withdrawal as:
                                               Current Contract Value:            60,000.00            40,000.00
                          less purchase payment still in the contract:            50,000.00            50,000.00
                                                                         ------------------   ------------------
                     Earnings in the contact (but not less than zero):            10,000.00                 0.00

STEP 2. Next, we determine the TFA available in the contract as the
        GREATEST of the following values:
                                             Earnings in the contract:            10,000.00                 0.00
                        10% of the prior anniversary's Contract Value:             5,800.00             4,200.00
                                                                         ------------------   ------------------
                                                                  TFA:            10,000.00             4,200.00

STEP 3. Now we can determine how much of the purchase payment and PURCHASE payment credit is being withdrawn (PPW) as:

        PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

          XSF = amount by which 10% of the prior anniversary's
                contract value exceeds earnings                                        0.00             4,200.00
          ACV = amount withdrawn in excess of earnings                             5,376.34            16,062.31
           CV = total contract value just prior to current withdrawal             60,000.00            40,000.00
          TFA = from Step 2                                                       10,000.00             4,200.00
        PPNPW = purchase payment not previously withdrawn                         50,000.00            50,000.00

STEP 4. We then calculate the withdrawal charge as:
                                                                  PPW:             5,376.34            19,375.80
                                                             less XSF:                (0.00)           (4,200.00)
                                                                         ------------------   ------------------
                         amount of PPW subject to a withdrawal charge:             5,376.34            15,175.80
                             multiplied by the withdrawal charge rate:                x 7.0%               x 7.0%
                                                                         ------------------   ------------------
                                                    withdrawal charge:               376.34             1,062.31
STEP 5. The value you will receive as a result of your full withdrawal is determined as:
                                             Contract Value withdrawn:            15,376.34            16,062.31
                                                    WITHDRAWAL CHARGE:              (376.34)           (1,062.31)
                                                                         ------------------   ------------------
                                         NET FULL WITHDRAWAL PROCEEDS:           $15,000.00           $15,000.00

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65 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX C: EXAMPLE -- DEATH BENEFITS

EXAMPLE -- ROP DEATH BENEFIT

ASSUMPTIONS:


- You purchase the contract on Jan. 1, 2006 with a payment of $20,000 and select a seven-year withdrawal charge schedule. We add a $200 purchase payment credit; and

- on Jan. 1, 2007 you make an additional purchase payment of $5,000 and we add a purchase payment credit of $50; and

- on March 1, 2008 the contract value falls to $22,000 and you take a $1,500 partial withdrawal (including withdrawal charges); and

-  on March 1, 2009 the contract value grows to $23,000.

   WE CALCULATE THE ROP DEATH BENEFIT ON MARCH 1, 2009 AS FOLLOWS:



   1. CONTRACT VALUE AT DEATH:                                                     $23,000.00
                                                                                   ==========
   2. PURCHASE PAYMENTS PLUS PURCHASE PAYMENT CREDITS, MINUS ADJUSTED PARTIAL
      WITHDRAWALS:
         Total purchase payments and purchase payment credits:                     $25,250.00
         minus adjusted partial withdrawals calculated as:
         $1,500 x $25,250
         ---------------- =                                                         -1,721.59
             $22,000                                                               ----------

         for a death benefit of:                                                   $23,528.41
                                                                                   ==========
   ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:                                $     23,528.41


EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:


- You purchase the contract on Jan. 1, 2006 with a payment of $20,000 and select a seven-year withdrawal charge schedule. We add a purchase payment credit of $200; and

- on Jan. 1, 2007 (the first contract anniversary) the contract value grows to $24,000; and

- on March 1, 2008 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal (including withdrawal charges), leaving a contract value of $20,500.

   WE CALCULATE THE MAV DEATH BENEFIT ON MARCH 1, 2008, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:



   1. CONTRACT VALUE AT DEATH:                                                     $20,500.00
                                                                                   ==========
   2. PURCHASE PAYMENTS PLUS PURCHASE PAYMENT CREDITS MINUS ADJUSTED PARTIAL
      WITHDRAWALS:
         Total purchase payments and purchase payment credits:                     $20,200.00
         minus the death benefit adjusted partial withdrawals, calculated as:
         $1,500 x $20,200                                                          -1,377.27
         ---------------- =                                                        ----------
             $22,000
         for a death benefit of:                                                   $18,822.73
                                                                                   ==========
   3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
         Greatest of your contract anniversary contract values:                    $24,000.00
         plus purchase payments and credits made since that anniversary:                +0.00
         minus the death benefit adjusted partial withdrawals, calculated as:
         $1,500 x $24,000                                                          -1,636.36
         ---------------- =                                                        ----------
             $22,000

for a death benefit of:                                                            $22,363.64
                                                                                   ==========
   THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE
   THREE VALUES, WHICH IS THE MAV:                                                                   $22,363.64
                                                                                                     ----------


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66 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX D: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

AUTOMATIC STEP UP


This example shows increases in the Minimum Contract Accumulation Value (MCAV) in the second, third and seventh contract anniversaries. These increases occur because of the automatic step up feature of the rider. The automatic step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.


ASSUMPTIONS:


- You purchase a contract with a seven-year withdrawal schedule with a payment of $123,762 on May 1, 2006 and receive a purchase payment credit of $1,238; and

-  you make no additional purchase payments to the contract; and

- you take partial withdrawals from the contract on the fifth and eighth contract anniversaries in the amounts of $2,000 and $5,000, respectively; and

- contract values increase or decrease according to the hypothetical assumed net rate of return; and

-  you do not exercise the elective step up option available under the rider;
   and

-  you do not change asset allocation models.

Based on these assumptions, the waiting period expires at the end of the 10th contract year. The rider then ends. On the benefit date, May 1, 2016, the hypothetical assumed contract value is $108,118 and the MCAV is $136,513, so the contract value would be reset to equal the MCAV, or $136,513.



                                                                    HYPOTHETICAL   HYPOTHETICAL
                        PURCHASE                    MCAV ADJUSTED     ASSUMED        ASSUMED
                        PAYMENTS &      PARTIAL        PARTIAL        NET RATE       CONTRACT
DATE                     CREDITS      WITHDRAWALS     WITHDRAWAL     OF RETURN         VALUE            MCAV
May 1, 2006                $125,000           $N/A           $N/A            N/A       $125,000       $125,000
May 1, 2007                       0              0              0           12.0%       140,000        125,000
May 1, 2008                       0              0              0           15.0%       161,000        128,800(2)
May 1, 2009                       0              0              0            3.0%       165,830        132,664(2)
May 1, 2010                       0              0              0           -8.0%       152,564        132,664
May 1, 2011                       0          2,000          2,046          -15.0%       127,679        130,618
May 1, 2012                       0              0              0           20.0%       153,215        130,618
May 1, 2013                       0              0              0           15.0%       176,197        140,958(2)
May 1, 2014                       0          5,000          4,444          -10.0%       153,577        136,513
May 1, 2015                       0              0              0          -20.0%       122,862        136,513
MAY 1, 2016(1)                    0              0              0          -12.0%       108,118        136,513



(1)  The APB benefit date.
(2) These values indicate where the automatic step up feature increased the MCAV.


IMPORTANT INFORMATION ABOUT THIS EXAMPLE:


- If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

- Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.


--------------------------------------------------------------------------------
67 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

ELECTIVE STEP UP


This example shows increases in the Minimum Contract Accumulation Value (MCAV) on the first, second, third and seventh contract anniversaries. These increases occur only if you exercise the elective step up option within 30 days following the contract anniversary. The contract value on the date we receive your written request to step up must be greater than the MCAV on that date. The elective step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.


ASSUMPTIONS:


- You purchase a contract with a seven-year withdrawal schedule with a payment of $123,762 on May 1, 2006 and receive a purchase payment credit of $1,238; and

-  you make no additional purchase payments to the contract; and


- you take partial withdrawals from the contract on the fifth, eighth and thirteenth contract anniversaries in the amounts of $2,000, $5,000 and $7,500, respectively; and


- contract values increase or decrease according to the hypothetical assumed net rate of return; and

- the elective step up is exercised on the first, second, third and seventh contract anniversaries; and

-  you do not change model portfolios.

Based on these assumptions, the 10 year waiting period restarts each time you exercise the elective step up option (on the first, second, third and seventh contract anniversaries in this example). The waiting period expires at the end of the 10th contract year following the last exercise (May 1, 2013 in this example) of the elective step up option. When the waiting period expires, the rider ends. On the benefit date, May 1, 2023, the hypothetical assumed contract values is $99,198 and the MCAV is $160,117, so the contract value would be reset to equal the MCAV, or $160,117.



                           YEARS                                       MCAV        HYPOTHETICAL   HYPOTHETICAL
                       REMAINING IN    PURCHASE                      ADJUSTED        ASSUMED        ASSUMED
                        THE WAITING    PAYMENTS &      PARTIAL        PARTIAL        NET RATE       CONTRACT
DATE                       PERIOD       CREDITS      WITHDRAWALS     WITHDRAWAL     OF RETURN         VALUE             MCAV
May 1, 2006                      10       $125,000          $ N/A          $ N/A            N/A       $125,000       $125,000
May 1, 2007                      10(2)           0              0              0           12.0%       140,000        140,000(3)
May 1, 2008                      10(2)           0              0              0           15.0%       161,000        161,000(3)
May 1, 2009                      10(2)           0              0              0            3.0%       165,830        165,830(3)
May 1, 2010                       9              0              0              0           -8.0%       152,564        165,830
May 1, 2011                       8              0          2,000          2,558         -15.0%        127,679        163,272
May 1, 2012                       7              0              0              0           20.0%       153,215        163,272
May 1, 2013                      10(2)           0              0              0           15.0%       176,197        176,197(3)
May 1, 2014                       9              0          5,000          5,556          -10.0%       153,577        170,642
May 1, 2015                       8              0              0              0          -20.0%       122,862        170,642
May 1, 2016                       7              0              0              0          -12.0%       108,118        170,642
May 1, 2017                       6              0              0              0            3.0%       111,362        170,642
May 1, 2018                       5              0              0              0            4.0%       115,817        170,642
May 1, 2019                       4              0          7,500         10,524            5.0%       114,107        160,117
May 1, 2020                       3              0              0              0            6.0%       120,954        160,117
May 1, 2021                       2              0              0              0           -5.0%       114,906        160,117
May 1, 2022                       1              0              0              0          -11.0%       102,266        160,117
MAY 1, 2023(1)                    0              0              0              0           -3.0%        99,198        160,117



(1)  The APB benefit date.
(2)  The waiting period restarts when the elective step up is exercised.
(3)  These values indicate when the elective step up feature increased the MCAV.


IMPORTANT INFORMATION ABOUT THIS EXAMPLE:


- If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

- Exercising the elective step up provision may result in an increase in the charge that you pay for this rider.

- Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.


--------------------------------------------------------------------------------
68 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX E: GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the Guarantor(SM) Withdrawal Benefit rider (including Riders A and B) to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal procedures described in the rider. We reserve the right to discontinue this administrative practice at any time upon 30 days' written notice to you.

For owners subject to RMD rules under Section 401(a)(9) amounts you withdraw to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

(2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

(3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

(4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor(SM) Withdrawal Benefit rider.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1)  determined by us each calendar year;

(2) based solely on the value of the contract to which the Guarantor(SM) Withdrawal Benefit rider is attached as of the date we make the determination; and

(3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

      1. an individual retirement annuity (Section 408(b));

      2. a Roth individual retirement account (Section 408A);

      3. a Simplified Employee Pension plan (Section 408(k));

      4. a tax-sheltered annuity rollover (Section 403(b)).

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor(SM) Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.


--------------------------------------------------------------------------------
69 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX F: EXAMPLE -- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

ASSUMPTIONS:

- You purchase the contract on May 1, 2006 with a payment of $100,000, and you select a 7-year withdrawal charge schedule.

-  We add a purchase payment credit of $1,000 to your contract.



   The Guaranteed Benefit Amount (GBA) equals your purchase payment plus the
   purchase payment credit:                                                                       $101,000
   The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
     0.07 x $101,000 =                                                                            $  7,070
   The Remaining Benefit Amount (RBA) equals your purchase payment plus the
   purchase payment credit:                                                                       $101,000
   On May 1, 2007 the contract value grows to $110,000. You decide to step up your benefit
   The RBA equals 100% of your contract value:                                                    $110,000
   The GBA equals 100% of your contract value:                                                    $110,000
   The GBP equals 7% of your stepped-up GBA:
     0.07 x $110,000 =                                                                            $  7,700
   On Nov. 1, 2009 you decide to take a partial withdrawal of $7,700
   You took a partial withdrawal equal to your GBP, so your RBA equals the prior
   RBA less the amount of the partial withdrawal:
       $110,000 - $7,700 =                                                                        $102,300
   The GBA equals the GBA immediately prior to the partial withdrawal:                            $110,000
   The GBP equals 7% of your GBA:
     0.07 x $110,000 =                                                                            $  7,700
   On May 1, 2010 you make an additional purchase payment of $50,000
   We add a purchase payment credit of $500 to your contract
   The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment and purchase payment credit:
       $102,300 + $50,500 =                                                                       $152,800
   The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment credit:
       $110,000 + $50,500 =                                                                       $160,500
   The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment and purchase payment credit:
       $7,700 + $3,535 =                                                                          $ 11,235
   On May 1, 2011 your contract value grows to $200,000. You decide to step up your benefit
   The RBA equals 100% of your contract value:                                                    $200,000
   The GBA equals 100% of your contract value:                                                    $200,000
   The GBP equals 7% of your stepped-up GBA:
     0.07 x $200,000 =                                                                            $ 14,000


--------------------------------------------------------------------------------
70 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

   On Nov. 1, 2012 your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of
   $14,000 so your RBA gets reset to the lesser of:
      (1)  your contract value immediately following the partial withdrawal;
             $230,000 - $20,000 =                                                                 $210,000
      OR
      (2)  your prior RBA less the amount of the partial withdrawal.
              $200,000 - $20,000 =                                                                $180,000
   Reset RBA = lesser of (1) or (2) =                                                             $180,000
   The GBA gets reset to the lesser of:
      (1)  your prior GBA                                                                         $200,000
      OR
      (2)  your contract value immediately following the partial withdrawal;
             $230,000 - $20,000 =                                                                 $210,000
   Reset GBA = lesser of (1) or (2) =                                                             $200,000
   The Reset GBP is equal to 7% of your Reset GBA:
      0.07 x $200,000 =                                                                           $ 14,000
   On Nov. 1, 2015 your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your
   GBP of $14,000 so your RBA gets reset to the lesser of:
      (1)  your contract value immediately following the partial withdrawal;
             $175,000 - $25,000 =                                                                 $150,000
      OR
      (2)  your prior RBA less the amount of the partial withdrawal.
             $180,000 - $25,000 =                                                                 $155,000
   Reset RBA = lesser of (1) or (2) =                                                             $150,000
   The GBA gets reset to the lesser of:
      (1)  your prior GBA;                                                                        $200,000
      OR
      (2)  your contract value immediately following the partial withdrawal;
             $175,000 - $25,000 =                                                                 $150,000
   Reset GBA = lesser of (1) or (2) =                                                             $150,000
   The Reset GBP is equal to 7% of your Reset GBA:
      0.07 x $150,000 =                                                                           $ 10,500


--------------------------------------------------------------------------------
71 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX G: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS

The purpose of these examples is to illustrate the operation of the Income Assurer Benefit(SM) Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.


For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.


Remember that the riders require you to choose a Portfolio Navigator model portfolio. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some Portfolio Navigator model portfolios include protected investment options and excluded investment options (RiverSource Variable Portfolio - Cash Management Fund, and if available under the contract and the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base riders. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in Portfolio Navigator model portfolios.


ASSUMPTIONS:


- You purchase the contract with a payment of $100,000 and elect the seven-year withdrawal charge schedule; and

-  we immediately add a $1,000 purchase payment credit; and

- you invest all contract value in the subaccounts (protected investment options); and

- you make no additional purchase payments, partial withdrawals or changes in model portfolio; and


-  the annuitant is male and age 55 at contract issue; and

-  the joint annuitant is female and age 55 at contract issue.

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:


                          ASSUMED       PURCHASE            MAXIMUM                GUARANTEED
  CONTRACT               CONTRACT       PAYMENTS          ANNIVERSARY                INCOME
ANNIVERSARY               VALUE        AND CREDITS       VALUE (MAV)(1)       BENEFIT BASE - MAV(2)
---------------------------------------------------------------------------------------------------
     1                   $109,000        $101,000           $109,000                $109,000

     2                    127,000            none            127,000                 127,000

     3                    134,000            none            134,000                 134,000

     4                    153,000            none            153,000                 153,000

     5                     86,000            none            153,000                 153,000

     6                    122,000            none            153,000                 153,000

     7                    141,000            none            153,000                 153,000

     8                    155,000            none            155,000                 155,000

     9                    142,000            none            155,000                 155,000

    10                    176,000            none            176,000                 176,000

    11                    143,000            none            176,000                 176,000

    12                    150,000            none            176,000                 176,000

    13                    211,000            none            211,000                 211,000

    14                    201,000            none            211,000                 211,000

    15                    206,000            none            211,000                 211,000



(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
72 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:



                                 STANDARD PROVISIONS                                 IAB - MAV PROVISIONS
                      --------------------------------------------------------------------------------------------
 CONTRACT
ANNIVERSARY               ASSUMED             PLAN B - LIFE WITH            IAB - MAV           PLAN B - LIFE WITH
AT EXERCISE           CONTRACT VALUE           10 YEARS CERTAIN*          BENEFIT BASE           10 YEARS CERTAIN*
------------------------------------------------------------------------------------------------------------------
    10                   $176,000                 $  783.20                 $176,000               $  783.20

    11                    143,000                    652.08                  176,000                  802.56

    12                    150,000                    702.00                  176,000                  823.68

    13                    211,000                  1,012.80                  211,000                1,012.80

    14                    201,000                    990.93                  211,000                1,040.23

    15                    206,000                  1,042.36                  211,000                1,067.66



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:



                                 STANDARD PROVISIONS                                IAB - MAV PROVISIONS
                      --------------------------------------------------------------------------------------------
 CONTRACT
ANNIVERSARY               ASSUMED                 PLAN D - LAST             IAB - MAV              PLAN D - LAST
AT EXERCISE           CONTRACT VALUE           SURVIVOR NO REFUND*        BENEFIT BASE          SURVIVOR NO REFUND*
------------------------------------------------------------------------------------------------------------------
    10                   $176,000                   $630.08                 $176,000                 $630.08

    11                    143,000                    523.38                  176,000                  644.16

    12                    150,000                    561.00                  176,000                  658.24

    13                    211,000                    808.13                  211,000                  808.13

    14                    201,000                    789.93                  211,000                  829.23

    15                    206,000                    830.18                  211,000                  850.33



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
73 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE


Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:



                                                                                              GUARANTEED
                                                                                                INCOME
                            ASSUMED             PURCHASE                 5%                  BENEFIT BASE -
  CONTRACT                  CONTRACT            PAYMENTS             ACCUMULATION           5% ACCUMULATION
ANNIVERSARY                  VALUE            AND CREDITS          BENEFIT BASE(1)          BENEFIT BASE(2)
-----------------------------------------------------------------------------------------------------------
    1                       $109,000           $101,000                $106,050                $109,000

    2                        127,000               none                 111,353                 127,000

    3                        134,000               none                 116,920                 134,000

    4                        153,000               none                 122,766                 153,000

    5                         86,000               none                 128,904                 128,904

    6                        122,000               none                 135,350                 135,350

    7                        141,000               none                 142,117                 142,117

    8                        155,000               none                 149,223                 155,000

    9                        142,000               none                 156,684                 156,684

   10                        176,000               none                 164,518                 176,000

   11                        143,000               none                 172,744                 172,744

   12                        150,000               none                 181,381                 181,381

   13                        211,000               none                 190,451                 211,000

   14                        201,000               none                 199,973                 201,000

   15                        206,000               none                 209,972                 209,972



(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:



                                 STANDARD PROVISIONS                                 IAB - 5% RF PROVISIONS
                      --------------------------------------------------------------------------------------------
 CONTRACT
ANNIVERSARY               ASSUMED             PLAN B - LIFE WITH           IAB - 5% RF          PLAN B - LIFE WITH
AT EXERCISE           CONTRACT VALUE           10 YEARS CERTAIN*          BENEFIT BASE           10 YEARS CERTAIN*
------------------------------------------------------------------------------------------------------------------
    10                   $176,000                 $  783.20                 $176,000                $  783.20

    11                    143,000                    652.08                  172,744                   787.71

    12                    150,000                    702.00                  181,381                   848.87

    13                    211,000                  1,012.80                  211,000                 1,012.80

    14                    201,000                    990.93                  201,000                   990.93

    15                    206,000                  1,042.36                  209,972                 1,062.46



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


--------------------------------------------------------------------------------
74 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:



                                 STANDARD PROVISIONS                                IAB - 5% RF PROVISIONS
                      ---------------------------------------------------------------------------------------------
 CONTRACT
ANNIVERSARY               ASSUMED                 PLAN D - LAST            IAB - 5% RF             PLAN D - LAST
AT EXERCISE           CONTRACT VALUE           SURVIVOR NO REFUND*        BENEFIT BASE          SURVIVOR NO REFUND*
-------------------------------------------------------------------------------------------------------------------
  10                     $176,000                   $630.08                 $176,000                 $630.08

  11                      143,000                    523.38                  172,744                  632.24

  12                      150,000                    561.00                  181,381                  678.37

  13                      211,000                    808.13                  211,000                  808.13

  14                      201,000                    789.93                  201,000                  789.93

  15                      206,000                    830.18                  209,972                  846.19



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


EXAMPLE -- INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE


Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:



                                                                                                   GUARANTEED
                                                                                                     INCOME
                                                                                                 BENEFIT BASE -
                                                                                                   GREATER OF
                    ASSUMED           PURCHASE           MAXIMUM                5%                 MAV OR 5%
 CONTRACT           CONTRACT          PAYMENTS         ANNIVERSARY         ACCUMULATION           ACCUMULATION
ANNIVERSARY          VALUE          AND CREDITS          VALUE(1)         BENEFIT BASE(1)        BENEFIT BASE(2)
----------------------------------------------------------------------------------------------------------------
    1               $109,000         $101,000           $109,000              $106,050              $109,000

    2                127,000             none            127,000               111,353                127,000

    3                134,000             none            134,000               116,920                134,000

    4                153,000             none            153,000               122,766                153,000

    5                 86,000             none            153,000               128,904                153,000

    6                122,000             none            153,000               135,350                153,000

    7                141,000             none            153,000               142,117                153,000

    8                155,000             none            155,000               149,223                155,000

    9                142,000             none            155,000               156,684                156,684

   10                176,000             none            176,000               164,518                176,000

   11                143,000             none            176,000               172,744                176,000

   12                150,000             none            176,000               181,381                181,381

   13                211,000             none            211,000               190,451                211,000

   14                201,000             none            211,000               199,973                211,000

   15                206,000             none            211,000               209,972                211,000



(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
75 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

PLAN B -- LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:



                                 STANDARD PROVISIONS                                 IAB - MAX PROVISIONS
                      ---------------------------------------------------------------------------------------------
 CONTRACT
ANNIVERSARY               ASSUMED             PLAN B - LIFE WITH           IAB - MAX            PLAN B - LIFE WITH
AT EXERCISE           CONTRACT VALUE           10 YEARS CERTAIN*          BENEFIT BASE           10 YEARS CERTAIN*
-------------------------------------------------------------------------------------------------------------------
    10                   $176,000                  $ 783.20                 $176,000                 $ 783.20

    11                    143,000                    652.08                  176,000                   802.56

    12                    150,000                    702.00                  181,381                   848.87

    13                    211,000                  1,012.80                  211,000                 1,012.80

    14                    201,000                    990.93                  211,000                 1,040.23

    15                    206,000                  1,042.36                  211,000                 1,067.66



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:



                                 STANDARD PROVISIONS                                 IAB - MAX PROVISIONS
                      ---------------------------------------------------------------------------------------------
 CONTRACT
ANNIVERSARY               ASSUMED                PLAN D - LAST             IAB - MAX              PLAN D - LAST
AT EXERCISE           CONTRACT VALUE          SURVIVOR NO REFUND*         BENEFIT BASE          SURVIVOR NO REFUND*
-------------------------------------------------------------------------------------------------------------------
    10                   $176,000                   $630.08                 $176,000                  $630.08

    11                    143,000                    523.38                  176,000                   644.16

    12                    150,000                    561.00                  181,381                   678.37

    13                    211,000                    808.13                  211,000                   808.13

    14                    201,000                    789.93                  211,000                   829.23

    15                    206,000                    830.18                  211,000                   850.33



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
76 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX H: CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each price level is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2005.

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                               2005   2004
-------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03  $1.00
Accumulation unit value at end of period                                                         $1.07  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                             76      6

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.13  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03  $1.00
Accumulation unit value at end of period                                                         $1.09  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                             18      2

ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/15/2004)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                   $1.02  $1.00
Accumulation unit value at end of period                                                         $1.05  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                             15     --

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03  $1.00
Accumulation unit value at end of period                                                         $1.07  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.22  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                            126      3

AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.01  $1.00
Accumulation unit value at end of period                                                         $1.01  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                            241      7

AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03  $1.00
Accumulation unit value at end of period                                                         $1.04  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                            191      5

AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                              3     --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.00  $1.00
Accumulation unit value at end of period                                                         $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                             63      3



* COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B.


--------------------------------------------------------------------------------
77 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                               2005   2004
-------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                                   $1.06  $1.00
Accumulation unit value at end of period                                                         $1.10  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.12  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                              9     --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.02  $1.00
Accumulation unit value at end of period                                                         $1.05  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.16  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03  $1.00
Accumulation unit value at end of period                                                         $1.19  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                            496      6

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.02  $1.00
Accumulation unit value at end of period                                                         $1.06  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                              3     --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.00  $1.00
Accumulation unit value at end of period                                                         $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                            206      3

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.23  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             43     --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.23  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             33      3

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03  $1.00
Accumulation unit value at end of period                                                         $1.04  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03  $1.00
Accumulation unit value at end of period                                                         $1.05  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                              3     --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03  $1.00
Accumulation unit value at end of period                                                         $1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                              8     --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.14  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                             --     --


--------------------------------------------------------------------------------
78 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                               2005   2004
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.00  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             82      2

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.12  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.17  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                            105      3

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.08  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.02  $1.00
Accumulation unit value at end of period                                                         $1.04  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                              5     --

MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.06  $1.00
Accumulation unit value at end of period                                                         $1.22  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.02  $1.00
Accumulation unit value at end of period                                                         $1.06  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                            139      4

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.07  $1.00
Accumulation unit value at end of period                                                         $1.21  $1.07
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.13  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             62     --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.02  $1.00
Accumulation unit value at end of period                                                         $1.03  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                            265      5

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.16  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                              2     --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.06  $1.00
Accumulation unit value at end of period                                                         $1.17  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.12  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                              2     --


--------------------------------------------------------------------------------
79 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                               2005   2004
-------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.06  $1.00
Accumulation unit value at end of period                                                         $1.17  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                   $1.00  $1.00
Accumulation unit value at end of period                                                         $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                            105     --

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO -
CASH MANAGEMENT FUND AT DEC. 31, 2005 WERE 2.46% AND 2.49%, RESPECTIVELY

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
(PREVIOUSLY AXP(R)VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.18  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                            198     --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                   $1.01  $1.00
Accumulation unit value at end of period                                                         $1.04  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                             35     --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.13  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                   $1.01  $1.00
Accumulation unit value at end of period                                                         $1.02  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                   $1.02  $1.00
Accumulation unit value at end of period                                                         $1.06  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R)VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.10  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                            149      5

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03  $1.00
Accumulation unit value at end of period                                                         $1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                            343      8

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.22  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             20     --

WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.09  $1.00
Accumulation unit value at end of period                                                         $1.30  $1.09
Number of accumulation units outstanding at end of period (000 omitted)                            115      4

WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.14  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                             82      2


--------------------------------------------------------------------------------
80 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                               2005   2004
-------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03  $1.00
Accumulation unit value at end of period                                                         $1.07  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                              6      1

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.13  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.02  $1.00
Accumulation unit value at end of period                                                         $1.08  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                              2     --

ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/15/2004)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                   $1.02  $1.00
Accumulation unit value at end of period                                                         $1.04  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03  $1.00
Accumulation unit value at end of period                                                         $1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.21  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             28      1

AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.01  $1.00
Accumulation unit value at end of period                                                         $1.01  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                             50      3

AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03  $1.00
Accumulation unit value at end of period                                                         $1.03  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                             36     --

AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.00  $1.00
Accumulation unit value at end of period                                                         $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                             16      1

* COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH
  YIELD BOND PORTFOLIO ON APRIL 28, 2006. ON MAY 1, 2006, NATIONS HIGH YIELD
  BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES,
  CLASS B

COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                                   $1.06  $1.00
Accumulation unit value at end of period                                                         $1.09  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.11  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.02  $1.00
Accumulation unit value at end of period                                                         $1.04  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                             --     --


--------------------------------------------------------------------------------
81 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                               2005   2004
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.15  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03  $1.00
Accumulation unit value at end of period                                                         $1.18  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                            105     43

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.02  $1.00
Accumulation unit value at end of period                                                         $1.06  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.00  $1.00
Accumulation unit value at end of period                                                         $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                             52      3

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.22  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             12     --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.23  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                              3     --

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03  $1.00
Accumulation unit value at end of period                                                         $1.03  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03  $1.00
Accumulation unit value at end of period                                                         $1.04  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.02  $1.00
Accumulation unit value at end of period                                                         $1.06  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.13  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                             33     33

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.00  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             19      1

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.11  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.16  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                             18     --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                             --     --


--------------------------------------------------------------------------------
82 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                               2005   2004
-------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.02  $1.00
Accumulation unit value at end of period                                                         $1.03  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.06  $1.00
Accumulation unit value at end of period                                                         $1.21  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.02  $1.00
Accumulation unit value at end of period                                                         $1.05  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                             63     35

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.07  $1.00
Accumulation unit value at end of period                                                         $1.20  $1.07
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.13  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.02  $1.00
Accumulation unit value at end of period                                                         $1.03  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                             61     27

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.15  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.16  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.11  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.06  $1.00
Accumulation unit value at end of period                                                         $1.17  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                   $1.00  $1.00
Accumulation unit value at end of period                                                         $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                              4      1

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO -
CASH MANAGEMENT FUND AT DEC. 31, 2005 WERE 1.87% AND 1.89%, RESPECTIVELY

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
(PREVIOUSLY AXP(R)VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.17  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             51     --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                   $1.01  $1.00
Accumulation unit value at end of period                                                         $1.03  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                              9      1


--------------------------------------------------------------------------------
83 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                               2005   2004
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.12  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                   $1.01  $1.00
Accumulation unit value at end of period                                                         $1.01  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                   $1.02  $1.00
Accumulation unit value at end of period                                                         $1.05  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                             --     --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R)VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.09  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             29     --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03  $1.00
Accumulation unit value at end of period                                                         $1.05  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                             72      1

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05  $1.00
Accumulation unit value at end of period                                                         $1.21  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                              4      1

WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.08  $1.00
Accumulation unit value at end of period                                                         $1.30  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                             22     --

WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04  $1.00
Accumulation unit value at end of period                                                         $1.14  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                             17     --


--------------------------------------------------------------------------------
84 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts                                       p.  3
Rating Agencies                                                   p.  4
Revenues Received During Calendar Year 2005                       p.  4
Principal Underwriter                                             p.  5
Independent Registered Public Accounting Firm                     p.  5
Condensed Financial Information (Unaudited)                       p.  6

Financial Statements


--------------------------------------------------------------------------------
85 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION
   LIFE ASSURANCE COMPANY -- PROSPECTUS

[RIVERSOURCE ANNUITIES(SM) LOGO]

American Centurion Life Assurance Company, Issuer
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555
(800) 504-0469

 Ameriprise Financial Services, Inc. (Distributor), Member NASD. RiverSource(SM)
   insurance and annuity products issued by American Centurion Life Assurance
              Company, Albany, NY, an Ameriprise Financial company.


            (C) 2006 Ameriprise Financial, Inc. All rights reserved.

273480 F (5/06)

PROSPECTUS


MAY 1, 2006


RIVERSOURCE

INNOVATIONS SELECT(SM) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  AMERICAN CENTURION LIFE ASSURANCE COMPANY (AMERICAN CENTURION LIFE)
            20 Madison Avenue Extension
            P.O. Box 5555
            Albany, NY 12205-0555
            Telephone: (800) 504-0469
            (Home Office)
            ACL VARIABLE ANNUITY ACCOUNT 2

This prospectus contains information that you should know before investing. Prospectuses are also available for:

AIM Variable Insurance Funds, Series II Shares
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II

Columbia Funds Variable Insurance Trust
Dreyfus Investment Portfolios, Service Share Class
Dreyfus Variable Investment Fund, Service Share Class
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2 Goldman Sachs Variable Insurance Trust (VIT)

MFS(R) Variable Insurance Trust(SM) - Service Class
Oppenheimer Variable Account Funds, Service Shares
Putnam Variable Trust - Class IB Shares
RiverSource(SM) Variable Portfolio Funds (previously American Express(R)
   Variable Portfolio Funds)
The Universal Institutional Funds, Inc., Class II Shares
Van Kampen Life Investment Trust Class II Shares
Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.


Contracts with a seven-year withdrawal charge schedule receive a purchase payment credit for each payment made to the contract. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit. The credits may be reversed in certain circumstances. (See "Buying Your Contract -- Purchase Payment Credits.") Purchase payment credits are not available for contracts with a five-year withdrawal charge schedule.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Centurion Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract and optional benefits. Your actual contract and any riders or endorsements are the controlling documents. American Centurion Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


--------------------------------------------------------------------------------
1 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

American Centurion Life offers several different annuities, which your investment professional may or may not be authorized to offer to you. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges you will pay when buying, owning and withdrawing money from the contract we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contract described in this prospectus ("selling firm") may not offer all the variable annuities we issue. In addition, some selling firms may prohibit their investment professionals from offering the contract and/or optional benefits described herein to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described herein by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contract described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contract and/or optional riders described in this prospectus.


TABLE OF CONTENTS


KEY TERMS                                                                     3
THE CONTRACT IN BRIEF                                                         5
EXPENSE SUMMARY                                                               7
CONDENSED FINANCIAL INFORMATION                                              13
FINANCIAL STATEMENTS                                                         13
THE VARIABLE ACCOUNT AND THE FUNDS                                           13
THE ONE-YEAR FIXED ACCOUNT                                                   25
BUYING YOUR CONTRACT                                                         25
CHARGES                                                                      27
VALUING YOUR INVESTMENT                                                      32
MAKING THE MOST OF YOUR CONTRACT                                             34
WITHDRAWALS                                                                  39
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                         40
CHANGING OWNERSHIP                                                           40
BENEFITS IN CASE OF DEATH                                                    40
OPTIONAL BENEFITS                                                            42
THE ANNUITY PAYOUT PERIOD                                                    53
TAXES                                                                        55
VOTING RIGHTS                                                                58
SUBSTITUTION OF INVESTMENTS                                                  58
ABOUT THE SERVICE PROVIDERS                                                  59
ADDITIONAL INFORMATION                                                       61
APPENDIX A: EXAMPLE --
   INCOME ASSURER BENEFIT(SM) RIDER FEE                                      63
APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES                                    64
APPENDIX C: EXAMPLE -- DEATH BENEFITS                                        67
APPENDIX D: EXAMPLE --
   ACCUMULATION PROTECTOR BENEFIT(SM) RIDER                                  68
APPENDIX E: GUARANTOR(SM) WITHDRAWAL BENEFIT --
   RIDER B DISCLOSURE                                                        70
APPENDIX F: GUARANTOR(SM) WITHDRAWAL BENEFIT --
   ADDITIONAL RMD DISCLOSURE                                                 74
APPENDIX G: EXAMPLE --
   GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER                                    75
APPENDIX H: EXAMPLE --
   INCOME ASSURER BENEFIT(SM) RIDERS                                         77
APPENDIX I: CONDENSED FINANCIAL INFORMATION
   (UNAUDITED)                                                               82
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                 92



CORPORATE CONSOLIDATION

Later this year, American Centurion Life plans to merge into one of their affiliates, IDS Life Insurance Company of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of the surviving life insurance company to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


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2  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN CENTURION LIFE: In this prospectus, "we," "us," "our" and "ACL" refer to American Centurion Life Assurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 3.5% but you may request we substitute an assumed investment rate of 5.0%. The 5.0% assumed investment rate is not available for any contracts with a five-year withdrawal charge schedule and a MAV Death Benefit.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.


QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

-  Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

-  Roth IRAs under Section 408A of the Code


-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

--------------------------------------------------------------------------------
3 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

--------------------------------------------------------------------------------
4 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the one-year fixed account and/or subaccounts of the separate variable account under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.


It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your investment professional or to our administrative office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.") We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 32)

- the one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Transfer policies"). (p. 25 and p. 37)

BUYING YOUR CONTRACT: There are many factors to consider carefully and fully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. When considering the purchase of a variable annuity and when choosing an optional benefit rider, you should always work with an investment professional you know and trust. Older persons who are considering buying a variable annuity may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

After carefully reviewing this prospectus and any other disclosure materials you are provided, make sure you understand how the variable annuity and any optional benefit riders you choose work. Make sure that the annuity and any optional rider you are considering will meet both your current and anticipated future financial situation and needs. Some of the factors among others you may wish to consider before you buy a variable annuity or choose an optional benefit rider include:

- Your age: if you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit.

- How long you plan to hold your annuity: The contract has withdrawal charges. (p. 7) Does the contract meet your current and anticipated future needs for liquidity?

- How and when you plan to take money from your annuity: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payments. In addition, certain withdrawals may be subject to a federal income tax penalty. (p. 55)

- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.


--------------------------------------------------------------------------------
5 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (p. 25)

- If you can afford the contract: are your annual income and assets adequate to buy the annuity and any optional benefit riders you may choose?

- The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (p. 7)

Your investment professional will help you complete and submit an application. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide us the information, we may not be able to issue your contract. If we are unable to verify your identity, we reserve the right to reject your application or take such other steps as we deem reasonable. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract or pursuant to state requirements.


MINIMUM INITIAL PURCHASE PAYMENT

   $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS

   $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*

   $1,000,000


* This limit applies in total to all American Centurion Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. We will also restrict cumulative additional purchase payments to $100,000 for contracts with the Guarantor(SM) Withdrawal Benefit rider. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) Rider.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies"). (p. 37)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and income taxes (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2 and may have other tax consequences. Certain other restrictions may apply. (p. 39)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 40)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (p. 40)

OPTIONAL BENEFITS: This contract offers features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of a model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of the purchase payments; and may limit the amount of partial withdrawals that can be taken under the optional benefit during a contract year. (p. 42)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. (p. 53)

TAXES: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 55)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


--------------------------------------------------------------------------------
6 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE


(Contingent deferred sales charge as a percentage of purchase payments withdrawn)


You select either a seven-year or five-year withdrawal charge schedule at the time of application.

                    SEVEN-YEAR SCHEDULE                        FIVE-YEAR SCHEDULE
          YEARS FROM PURCHASE   WITHDRAWAL CHARGE   YEARS FROM PURCHASE   WITHDRAWAL CHARGE
            PAYMENT RECEIPT        PERCENTAGE         PAYMENT RECEIPT        PERCENTAGE
                   1                    8%                   1                    8%

                   2                    8                    2                    7

                   3                    7                    3                    6

                   4                    7                    4                    4

                   5                    6                    5                    2

                   6                    5                    Thereafter           0

                   7                    3

                   Thereafter           0

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in the table below. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


                                                 AND YOUR AIR IS 3.5%, THEN           AND YOUR AIR IS 5.0%, THEN
IF YOUR WITHDRAWAL CHARGE SCHEDULE IS:       YOUR DISCOUNT RATE PERCENT (%) IS:   YOUR DISCOUNT RATE PERCENT (%) IS:
QUALIFIED

  Seven-year withdrawal charge schedule                     6.00%                                7.50%

  Five-year withdrawal charge schedule                      6.15%                                7.65%

NONQUALIFIED

  Seven-year withdrawal charge schedule                     6.20%                                6.35%

  Five-year withdrawal charge schedule                      7.70%                                7.85%


--------------------------------------------------------------------------------
7 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE A DEATH BENEFIT GUARANTEE, A QUALIFIED OR NONQUALIFIED CONTRACT AND THE LENGTH OF YOUR CONTRACT'S WITHDRAWAL CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.

SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE


                                             MORTALITY AND       VARIABLE ACCOUNT      TOTAL VARIABLE
                                           EXPENSE RISK FEE   ADMINISTRATIVE CHARGE   ACCOUNT EXPENSE
QUALIFIED ANNUITIES

  ROP Death Benefit                              1.00%                0.15%                1.15%

  MAV Death Benefit                              1.20                 0.15                 1.35

NONQUALIFIED ANNUITIES

  ROP Death Benefit                              1.15                 0.15                 1.30

  MAV Death Benefit                              1.35                 0.15                 1.50

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE

QUALIFIED ANNUITIES

  ROP Death Benefit                              1.20%                0.15%                1.35%

  MAV Death Benefit                              1.40                 0.15                 1.55

NONQUALIFIED ANNUITIES

  ROP Death Benefit                              1.35                 0.15                 1.50

  MAV Death Benefit                              1.55                 0.15                 1.70



OTHER ANNUAL EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                          $40

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full withdrawal.)


OPTIONAL LIVING BENEFITS


If eligible, you may select ONE of the following optional living benefits. Each optional living benefit requires the use of an asset allocation model portfolio. The fees apply only if you elect one of these benefits.



ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE                           MAXIMUM: 1.75%          CURRENT: 0.55%
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE                             MAXIMUM: 1.50%          CURRENT: 0.55%
(As a percentage of contract value charged annually on the contract anniversary.)

INCOME ASSURER BENEFIT(SM) - MAV RIDER FEE                             MAXIMUM: 1.50%          CURRENT: 0.30%

INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE RIDER FEE    MAXIMUM: 1.75%          CURRENT: 0.60%

INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION
BENEFIT BASE RIDER FEE                                                 MAXIMUM: 2.00%          CURRENT: 0.65%
(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)


--------------------------------------------------------------------------------
8 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(a)



                                                                           MINIMUM     MAXIMUM
Total expenses before fee waivers and/or expense reimbursements             0.53%       2.59%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND


(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                GROSS TOTAL
                                                                          MANAGEMENT    12b-1      OTHER          ANNUAL
                                                                             FEES        FEES     EXPENSES        EXPENSES
AIM V.I. Basic Value Fund, Series II Shares                                  0.72%       0.25%      0.30%     1.27%(1),(2)
AIM V.I. Capital Development Fund, Series II Shares                          0.75        0.25       0.34      1.34(1),(3)
AIM V.I. Mid Cap Core Equity Fund, Series II Shares                          0.72        0.25       0.31      1.28(1)
AllianceBernstein VPS Balanced Shares Portfolio (Class B)                    0.55        0.25       0.16      0.96(4)
(previously AllianceBernstein VP Total Return Portfolio (Class B)
AllianceBernstein VPS Growth and Income Portfolio (Class B)                  0.55        0.25       0.05      0.85(4)
AllianceBernstein VPS International Value Portfolio (Class B)                0.75        0.25       0.12      1.12(4)
American Century VP Inflation Protection, Class II                           0.49        0.25       0.01      0.75(4)
American Century VP International, Class II                                  1.13        0.25         --      1.38(4)
American Century VP Ultra(R), Class II                                       0.90        0.25       0.01      1.16(4)
American Century VP Value, Class II                                          0.83        0.25         --      1.08(4)
Columbia High Yield Fund, Variable Series, Class B                           0.55        0.25       0.37      1.17(5)
Columbia Small Cap Value Fund, Variable Series, Class B                      0.80        0.25       0.10      1.15(6)
(previously Colonial Small Cap Value Fund, Variable Series, Class B)
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares         0.75        0.25       0.04      1.04(4),(7)
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares    0.75        0.25       0.06      1.06(4)
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares      0.75        0.25       0.05      1.05(4)
Dreyfus Variable Investment Fund International Value Portfolio,
 Service Shares                                                              1.00        0.25       0.20      1.45(4),(7)
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                      0.57        0.25       0.09      0.91(8)
Fidelity(R) VIP Growth Portfolio Service Class 2                             0.57        0.25       0.10      0.92(8)
Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2              0.36        0.25       0.12      0.73(4)
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                            0.57        0.25       0.12      0.94(8)
Fidelity(R) VIP Overseas Portfolio Service Class 2                           0.72        0.25       0.17      1.14(8)
FTVIPT Franklin Income Securities Fund - Class 2                             0.46        0.25       0.02      0.73(9),(10)
FTVIPT Franklin Rising Dividends Securities Fund - Class 2                   0.62        0.25       0.02      0.89(9),(10),(11)
FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2               0.48        0.25       0.28      1.01(10),(11)
FTVIPT Mutual Shares Securities Fund - Class 2                               0.60        0.25       0.18      1.03(10)
FTVIPT Templeton Global Income Securities Fund - Class 2                     0.62        0.25       0.12      0.99(9)
FTVIPT Templeton Growth Securities Fund - Class 2                            0.75        0.25       0.07      1.07(9),(10)


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9  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                             GROSS TOTAL
                                                                          MANAGEMENT  12b-1     OTHER          ANNUAL
                                                                             FEES      FEES    EXPENSES        EXPENSES
Goldman Sachs VIT Mid Cap Value Fund                                         0.80%       --%     0.07%     0.87%(12)
MFS(R) Investors Growth Stock Series - Service Class                         0.75      0.25      0.15      1.15(13),(14)
MFS(R) New Discovery Series - Service Class                                  0.90      0.25      0.16      1.31(13),(14)
MFS(R) Total Return Series - Service Class                                   0.75      0.25      0.09      1.09(13),(14)
MFS(R) Utilities Series - Service Class                                      0.75      0.25      0.15      1.15(13),(14)
Oppenheimer Capital Appreciation Fund/VA, Service Shares                     0.64      0.25      0.02      0.91(15)
Oppenheimer Global Securities Fund/VA, Service Shares                        0.63      0.25      0.04      0.92(15)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                    0.74      0.25      0.05      1.04(15)
Oppenheimer Strategic Bond Fund/VA, Service Shares                           0.69      0.25      0.02      0.96(15)
Putnam VT Health Sciences Fund - Class IB Shares                             0.70      0.25      0.11      1.06(4)
Putnam VT International Equity Fund - Class IB Shares                        0.75      0.25      0.18      1.18(4)
Putnam VT Small Cap Value Fund - Class IB Shares                             0.76      0.25      0.08      1.09(4)
Putnam VT Vista Fund - Class IB Shares                                       0.65      0.25      0.09      0.99(4)
RiverSource(SM) Variable Portfolio - Cash Management Fund                    0.33      0.13      0.15      0.61(16),(17)
(previously AXP(R) Variable Portfolio - Cash Management Fund)
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                   0.47      0.13      0.17      0.77(16),(17)
(previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund          0.68      0.13      0.16      0.97(16),(17),(18)
(previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                   1.05      0.13      0.34      1.52(16),(17),(18),(19)
(previously AXP(R) Variable Portfolio - Threadneedle Emerging
 Markets Fund)
RiverSource(SM) Variable Portfolio - Global Inflation Protected
 Securities Fund                                                             0.44      0.13      0.33      0.90(16),(17),(19)
RiverSource(SM) Variable Portfolio - Growth Fund                             0.66      0.13      0.17      0.96(16),(17),(18)
(previously AXP(R) Variable Portfolio - Growth Fund)
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                    0.59      0.13      0.16      0.88(16),(17)
(previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RiverSource(SM) Variable Portfolio - Income Opportunities Fund               0.61      0.13      0.34      1.08(16),(17),(19)
(previously AXP(R) Variable Portfolio - Income Opportunities Fund)
RiverSource(SM) Variable Portfolio - International Opportunity Fund          0.72      0.13      0.20      1.05(16),(17),(18)
(previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                   0.56      0.13      0.14      0.83(16),(17),(18)
(previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RiverSource(SM) Variable Portfolio - Large Cap Value Fund
(previously AXP(R) Variable Portfolio - Large Cap Value Fund)                0.60      0.13      1.86      2.59(16),(17),(18),(19)
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                     0.63      0.13      0.17      0.93(16),(17),(18),(19)
(previously AXP(R) Variable Portfolio - Equity Select Fund)
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                      0.22      0.13      0.18      0.53(16),(17),(19)
(previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RiverSource(SM) Variable Portfolio - Select Value Fund                       0.77      0.13      0.30      1.20(16),(17),(18),(19)
(previously AXP(R) Variable Portfolio - Partners Select Value Fund)
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund     0.48      0.13      0.17      0.78(16),(17)
(previously AXP(R) Variable Portfolio - Short Duration U.S. Government
 Fund)
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                    0.92      0.13      0.24      1.29(16),(17),(18),(19)
(previously AXP(R) Variable Portfolio - Partners Small Cap Value Fund)
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares          0.56      0.25      0.03      0.84(4)
Van Kampen UIF U.S. Real Estate Portfolio Class II Shares                    0.75      0.35      0.28      1.38(20)
Wanger International Small Cap                                               0.95        --      0.18      1.13(4)
Wanger U.S. Smaller Companies                                                0.90        --      0.05      0.95(4)


--------------------------------------------------------------------------------
10 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

(1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses of Series II shares to 1.45% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007.
(2) Effective Jan. 1, 2005 through Dec. 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. With fee waivers, net expenses were 1.22% of average daily net assets for AIM V.I. Basic Value Fund, Series II Shares.
(3) Effective Jan. 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.
(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.
(5) On April 28, 2006, Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B. The Fund's advisor has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% through April 30, 2007. In addition, the Fund's distributor has contractually agreed to waive 0.19% of the 12b-1 fees through April 30, 2007. If these waivers were reflected in the table, total annual fund operating expenses would be 0.66%.
(6) The Fund's distributor has voluntarily agreed to reimburse the Fund for a portion of the Class B share 12b-1 fee so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.20% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.
(7) The Dreyfus Corporation has agreed, until Dec. 31, 2006, to waive receipt of its fees and/or assume the expenses of the portfolio so that the net expenses do not exceed 0.90% for Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares and 1.40% for Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings).
(8) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the net expenses would have been 0.89% for Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2, 0.88% for Fidelity(R) VIP Growth Portfolio Service Class 2, 0.89% for Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.07% for Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.
(9) The Fund's administration fee is paid indirectly through the management fee.
(10) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
(11) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.02%) and 0.87%, respectively for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and (0.02%) and 0.99%, respectively for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.
(12) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2005. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.25% of the Fund's average daily net assets. The Investment Adviser may cease or modify the expense limitations at its discretion at any time. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.
(13) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).
(14) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Gross total annual expenses" would be lower.
(15) Expenses may vary in future years. "Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2005, the transfer agent fees did not exceed the expense limitation described above.
(16) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.
(17) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(18) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.04% for RiverSource(SM) Variable Portfolio - International Opportunity Fund, 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund, 0.07% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 0.01% for RiverSource(SM) Variable Portfolio - Select Value Fund and 0.04% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.08% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund, 0.06% for RiverSource(SM) Variable Portfolio - Growth Fund and 0.002% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund.
(19) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed:
     1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.72% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund and 1.25% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund.
(20) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expense such as foreign country tax expense and interest expense on borrowing, do not exceed 1.35%. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to voluntarily waive a portion of the 12B-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After these fee waivers/reimbursements, net expenses would have been 1.28% for Van Kampen UIF U.S. Real Estate Portfolio Class II Shares.


--------------------------------------------------------------------------------
11 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV Death Benefit and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                      IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                             IF YOU WITHDRAW YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                        AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
Seven-year withdrawal charge schedule  $1,430.76  $2,607.32  $3,804.19  $6,537.35   $630.76   $1,907.32  $3,204.19  $6,537.35

Five-year withdrawal charge schedule    1,451.26   2,565.29   3,494.79   6,687.49    651.26    1,965.29   3,294.79   6,687.49

QUALIFIED ANNUITY                        1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
Seven-year withdrawal charge schedule  $1,415.39  $2,563.68  $3,735.71  $6,422.60   $615.39   $1,863.68  $3,135.71  $6,422.60

Five-year withdrawal charge schedule    1,435.89   2,521.84   3,426.92   6,575.19    635.89    1,921.84   3,226.92   6,575.19



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                      IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                             IF YOU WITHDRAW YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                        AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
Seven-year withdrawal charge schedule  $  989.11  $1,285.16  $1,606.21  $2,178.86   $189.11   $585.16    $1,006.21  $2,178.86

Five-year withdrawal charge schedule    1,009.61   1,247.27   1,310.72   2,392.36    209.61    647.27     1,110.72   2,392.36

QUALIFIED ANNUITY                        1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
Seven-year withdrawal charge schedule   $973.74   $1,238.40  $1,527.25  $2,015.96   $173.74   $538.40    $  927.25  $2,015.96

Five-year withdrawal charge schedule     994.24    1,200.71   1,232.42   2,232.63    194.24    600.71     1,032.42   2,232.63



(1) In these examples, the $40 contract administrative charge is estimated as a 0.015% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.
(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


--------------------------------------------------------------------------------
12 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION


You can find unaudited condensed financial information for the subaccounts under Appendix I.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.


THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Centurion Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.


- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


- PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM: Each underlying fund generally is available (unless we exclude it) to be a component fund of the asset allocation model portfolios (model portfolios) of the Portfolio Navigator
   (PN) Asset Allocation Program (see "Making the Most of Your Contract - Portfolio Navigator Asset Allocation Program"). Under the PN program, contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the relevant fund. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in the PN program, a fund in which your subaccount invests may be impacted if it is a component fund of one or more model portfolios.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


--------------------------------------------------------------------------------
13 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

-  REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
   We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

   We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (unaffiliated funds) currently ranges up to 0.50% of the average daily net assets invested in the fund through this and other contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

   The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

   The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

   Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.


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14 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

   - Compensating, training and educating investment professionals who sell the contracts.

   - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

   - Providing sub-transfer agency and shareholder servicing to contract owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

   -  Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


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15 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS OR TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


FUND                       INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value       Long-term growth of capital. Invests at least 65% of its total    A I M Advisors, Inc.
Fund, Series II Shares     assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and are believed to be undervalued in relation to long-term earning power or other factors. The fund may invest up to 25% of its total
                           assets in foreign securities.

AIM V.I. Capital           Long-term growth of capital. Invests primarily in securities      A I M Advisors, Inc.
Development Fund, Series   (including common stocks, convertible securities and bonds) of
II Shares                  small- and medium-sized companies. The Fund may invest up to
                           25% of its total assets in foreign securities.

AIM V.I. Mid Cap Core      Long-term growth of capital. Invests normally at least 80% of     A I M Advisors, Inc.
Equity Fund, Series II     its net assets, plus the amount of any borrowings for
Shares                     investment purposes, in equity securities, including
                           convertible securities, of medium sized companies. The fund may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in
                           investment grade debt securities. The fund may also invest up to 25% of its total assets in foreign securities.

AllianceBernstein VPS      Total return consistent with reasonable risk, through a           AllianceBernstein L.P.
Balanced Shares            combination of income and longer-term growth of capital.
Portfolio (Class B)        Invests primarily in U.S. government and agency obligations, bonds, fixed-income senior securities (including short-and long-term debt securities and preferred stocks to the extent their value is attributable to their fixed-income
                           characteristics), and common stocks.

AllianceBernstein VPS      Long-term growth of capital. Invests primarily in                 AllianceBernstein L.P.
Growth and Income          dividend-paying common stocks of large, well-established, "blue
Portfolio (Class B)        chip" companies.

AllianceBernstein VPS      Long-term growth of capital. Invests primarily in a diversified   AllianceBernstein L.P.
International Value        portfolio of equity securities of established companies
Portfolio (Class B)        selected from more than 40 industries and from more than 40 developed and emerging market countries.

American Century VP        Long-term total return. To protect against U.S. inflation.        American Century Investment
Inflation Protection,                                                                        Management, Inc.
Class II

American Century VP        Capital growth. Invests primarily in stocks of growing foreign    American Century Global Investment
International, Class II    companies in developed countries.                                 Management, Inc.

American Century VP        Long-term capital growth. Invests primarily in U.S. companies,    American Century Investment
Ultra(R), Class II         but there is no limit on the amount of assets the Fund can        Management, Inc.
                           invest in foreign companies.


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16 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                       INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
American Century VP        Long-term capital growth, with income as a secondary objective.   American Century Investment
Value, Class II            Invests primarily in stocks of companies that management          Management, Inc.
                           believes to be undervalued at the time of purchase.

Columbia High Yield        High level of current income with capital appreciation as a       Columbia Management Advisors, LLC
Fund, Variable Series,     secondary objective when consistent with the goal of high
Class B                    current income. The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yielding corporate debt securities, such as bonds,
                           debentures and notes that are rated below investment grade, or unrated securities which the Fund's investment advisor has determined to be of comparable quality. No more than 10% of the
                           Fund's total assets will normally be invested in securities rated CCC or lower by S&P or Caa or lower by Moody's.

Columbia Small Cap Value   Long-term growth by investing primarily in smaller                Columbia Management Advisors, LLC
Fund, Variable Series,     capitalization (small-cap) equities. Under normal market
Class B                    conditions, the Fund invests at least 80% of its net assets
                           (plus any borrowings for investment purposes) in small-cap stocks. When purchasing securities for the Fund, the advisor generally chooses securities of companies it believes are
                           undervalued. The Fund may invest up to 10% of its assets in foreign securities.

Dreyfus Investment         The portfolio seeks investment results that are greater than      The Dreyfus Corporation
Portfolios MidCap Stock    the total return performance of publicly traded common stocks
Portfolio, Service         of medium-sized domestic companies in the aggregate, as
Shares                     represented by the Standard & Poor's Midcap 400 Index. The portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process. The portfolio's stock investments may include common stocks,
                           preferred stocks, convertible securities and depository
                           receipts, including those issued in initial public offerings or shortly thereafter.

Dreyfus Investment         The portfolio seeks capital appreciation. The portfolio           The Dreyfus Corporation
Portfolios Technology      invests, under normal circumstances, at least 80% of its assets
Growth Portfolio,          in the stocks of growth companies of any size that Dreyfus
Service Shares             believes to be leading producers or beneficiaries of
                           technological innovation. Up to 25% of the portfolio's assets may be invested in foreign securities. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities.


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17 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                       INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable           The portfolio seeks long-term capital growth consistent with      The Dreyfus Corporation - Fayez
Investment Fund            the preservation of capital. Its secondary goal is current        Sarofim & Co. is the portfolio's
Appreciation Portfolio,    income. To pursue these goals, the portfolio normally invests     sub-investment advisor
Service Shares             at least 80% of its assets in common stocks. The portfolio focuses on "blue chip" companies with total market
                           capitalizations of more than $5 billion at the time of
                           purchase, including multinational companies. These established companies have demonstrated sustained patterns of
                           profitability, strong balance sheets, an expanding global
                           presence and the potential to achieve predictable,
                           above-average earnings growth.

Dreyfus Variable           The portfolio seeks long-term capital growth. To pursue this      The Dreyfus Corporation
Investment Fund            goal, the portfolio normally invests at least 80% of its assets
International Value        in stocks. The portfolio ordinarily invests most of its assets
Portfolio, Service         in securities of foreign companies which Dreyfus considers to
Shares                     be value companies. The portfolio's stock investments may
                           include common stocks, preferred stocks and convertible
                           securities, including those purchased in initial public
                           offerings or shortly thereafter. The portfolio may invest in companies of any size. The portfolio may also invest in
                           companies located in emerging markets.

Fidelity(R) VIP            Seeks long-term capital appreciation. Normally invests            Fidelity Management & Research
Contrafund(R) Portfolio    primarily in common stocks. Invests in securities of companies    Company (FMR), investment manager;
Service Class 2            whose value it believes is not fully recognized by the public.    FMR U.K. and FMR Far East,
                           Invests in either "growth" stocks or "value" stocks or both.      sub-investment advisers.
                           The fund invests in domestic and foreign issuers.

Fidelity(R) VIP Growth     Seeks to achieve capital appreciation. Normally invests           Fidelity Management & Research
Portfolio Service          primarily in common stocks. Invests in companies that it          Company (FMR), investment manager;
Class 2                    believes have above-average growth potential (stocks of these     FMR U.K., FMR Far East,
                           companies are often called "growth" stocks). The Fund invests     sub-investment advisers.
                           in domestic and foreign issuers.

Fidelity(R) VIP            Seeks as high of a level of current income as is consistent       Fidelity Management & Research
Investment Grade Bond      with the preservation of capital. Normally invests at least 80%   Company (FMR), investment manager;
Portfolio Service          of assets in investment-grade debt securities (those of medium    FMR U.K., FMR Far East,
Class 2                    and high quality) of all types and repurchase agreements for      sub-investment advisers.
                           those securities.

Fidelity(R) VIP Mid Cap    Long-term growth of capital. Normally invests primarily in        Fidelity Management & Research
Portfolio Service          common stocks. Normally invests at least 80% of assets in         Company (FMR), investment manager;
Class 2                    securities of companies with medium market capitalizations. May   FMR U.K., FMR Far East,
                           invest in companies with smaller or larger market                 sub-investment advisers.
                           capitalizations. Invests in domestic and foreign issuers. The
                           Fund invests in either "growth" or "value" common stocks or both.


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18 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                       INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas   Long-term growth of capital. Normally invests primarily in        Fidelity Management & Research
Portfolio Service          common stocks of foreign securities. Normally invests at least    Company (FMR), investment manager;
Class 2                    80% of assets in non-U.S. securities.                             FMR U.K., FMR Far East, Fidelity
                                                                                             International Investment Advisors
                                                                                             (FIIA) and FIIA U.K., sub-investment
                                                                                             advisers.

FTVIPT Franklin Income     Seeks to maximize income while maintaining prospects for          Franklin Advisers, Inc.
Securities Fund -          capital appreciation. The Fund normally may invests in both
Class 2                    equity and debt securities. The Fund seeks income by investing on corporate, foreign, and U.S. Treasury bonds as well as
                           stocks with dividend yields the manager believes are
                           attractive.

FTVIPT Franklin Rising     Seeks long-term capital appreciation, with preservation of        Franklin Advisers, Inc.
Dividends Securities       capital as an important consideration. The Fund normally
Fund - Class 2             invests at least 80% of its net assets in investments of
                           companies that have paid rising dividends, and normally invests predominantly in equity securities.

FTVIPT Franklin            Seeks long-term capital growth. The Fund normally invests at      Franklin Advisers, Inc.
Small-Mid Cap Growth       least 80% of its net assets in investments of small
Securities Fund -          capitalization (small cap) and mid capitalization (mid cap)
Class 2                    companies. For this Fund, small-cap companies are those with market capitalization values not exceeding $1.5 billion or the highest market capitalization value in the Russell 2000(R)
                           Index, whichever is greater, at the time of purchase; and mid cap companies are companies with market capitalization values not exceeding $8.5 billion at the time of purchase.

FTVIPT Mutual Shares       Seeks capital appreciation, with income as a secondary goal.      Franklin Mutual Advisers, LLC
Securities Fund -          The Fund normally invests mainly in equity securities that the
Class 2                    manager believes are undervalued. The Fund normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies.

FTVIPT Templeton Global    Seeks high current income, consistent with preservation of        Franklin Advisers, Inc.
Income Securities Fund -   capital, with capital appreciation as a secondary
Class 2                    consideration. The Fund normally invests mainly in debt
                           securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.

FTVIPT Templeton Growth    Seeks long-term capital growth. The Fund normally invests         Franklin Advisers, Inc.
Securities Fund -          primarily in equity securities of companies located anywhere in
Class 2                    the world, including those in the U.S. and in emerging markets.


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19 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                       INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid      Seeks long-term capital appreciation. The Fund invests, under     Goldman Sachs Asset Management, L.P.
Cap Value Fund             normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of
                           purchase) ("Net Assets") in a diversified portfolio of equity investments in mid-cap issuers with public stock market
                           capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market
                           capitalization of companies constituting the Russell Midcap(R)
                           Value Index at the time of investment. If the market
                           capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the
                           securities. The capitalization range of the Russell Midcap(R)
                           Value Index is currently between $276 million and $14.9
                           billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net
                           Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign
                           currencies. The Fund may invest in the aggregate up to 20% of its Net Assets in companies with public stock market
                           capitalizations outside the range of companies constituting the
                           Russell Midcap(R) Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

MFS(R) Investors Growth    Long-term growth of capital and future income. Invests at least   MFS Investment Management(R)
Stock Series - Service     80% of its net assets in common stocks and related securities
Class                      of companies which MFS(R) believes offer better than average prospects for long-term growth.

MFS(R) New Discovery       Capital appreciation. Invests at least 65% of its net assets in   MFS Investment Management(R)
Series - Service Class     equity securities of emerging growth companies.

MFS(R) Total Return        Above-average income consistent with the prudent employment of    MFS Investment Management(R)
Series - Service Class     capital, with growth of capital and income as a secondary
                           objective. Invests primarily in a combination of equity and fixed income securities.

MFS(R) Utilities Series    Capital growth and current income. Invests primarily in equity    MFS Investment Management(R)
- Service Class            and debt securities of domestic and foreign companies in the utilities industry.

Oppenheimer Capital        Capital appreciation. Invests in securities of well-known,        OppenheimerFunds, Inc.
Appreciation Fund/VA,      established companies.
Service Shares

Oppenheimer Global         Long-term capital appreciation. Invests mainly in common stocks   OppenheimerFunds, Inc.
Securities Fund/VA,        of U.S. and foreign issuers that are "growth-type" companies,
Service Shares             cyclical industries and special situations that are considered to have appreciation possibilities.


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20 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                       INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street    Seeks capital appreciation. Invests mainly in common stocks of    OppenheimerFunds, Inc.
Small Cap Fund/VA,         small-capitalization U.S. companies that the fund's investment
Service Shares             manager believes have favorable business trends or prospects.

Oppenheimer Strategic      High level of current income principally derived from interest    OppenheimerFunds, Inc.
Bond Fund/VA, Service      on debt securities. Invests mainly in three market sectors:
Shares                     debt securities of foreign governments and companies, U.S.
                           government securities and lower-rated high yield securities of
                           U.S. and foreign companies.

Putnam VT Health           Seeks capital appreciation. The fund pursues its goal by          Putnam Investment Management, LLC
Sciences Fund - Class IB   investing mainly in common stocks of companies in the health
Shares                     sciences industries, with a focus on growth stocks. Under
                           normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50%
                           of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies
                           Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

Putnam VT International    Seeks capital appreciation. The fund pursues its goal by          Putnam Investment Management, LLC
Equity Fund - Class IB     investing mainly in common stocks of companies outside the
Shares                     United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

Putnam VT Small Cap        Seeks capital appreciation. The fund pursues its goal by          Putnam Investment Management, LLC
Value Fund - Class IB      investing mainly in common stocks of U.S. companies, with a
Shares                     focus on value stocks. Under normal circumstances, the fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

Putnam VT Vista Fund -     Seeks capital appreciation. The fund pursues its goal by          Putnam Investment Management, LLC
Class IB Shares            investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

RiverSource Variable       Maximum current income consistent with liquidity and stability    RiverSource Investments, LLC
Portfolio - Cash           of principal. Invests primarily in money market instruments,      (RiverSource Investments)
Management Fund            such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of
                           deposit, bankers' acceptances, letters of credit, and
                           commercial paper, including asset-backed commercial paper.


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21 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                       INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable       High level of current income while attempting to conserve the     RiverSource Investments
Portfolio - Diversified    value of the investment and continuing a high level of income
Bond Fund                  for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the
                           Lehman Brothers Aggregate Bond Index (Index), which are
                           investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the
                           Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds.

RiverSource Variable       High level of current income and, as a secondary goal, steady     RiverSource Investments
Portfolio - Diversified    growth of capital. Under normal market conditions, the Fund
Equity Income Fund         invests at least 80% of its net assets in dividend-paying
                           common and preferred stocks.

RiverSource Variable       Long-term capital growth. The Fund's assets are primarily         RiverSource Investments, adviser;
Portfolio - Emerging       invested in equity securities of emerging market companies.       Threadneedle International Limited,
Markets Fund               Under normal market conditions, at least 80% of the Fund's net    an indirect wholly-owned subsidiary
                           assets will be invested in securities of companies that are       of Ameriprise Financial, subadviser.
                           located in emerging market countries, or that earn 50% or more of their total revenues from goods and services produced in emerging market countries or from sales made in emerging market countries.

RiverSource Variable       Total return that exceeds the rate of inflation over the          RiverSource Investments
Portfolio - Global         long-term. Non-diversified mutual fund that, under normal
Inflation Protected        market conditions, invests at least 80% of its net assets in
Securities Fund            inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S.
                           and foreign governments, their agencies or instrumentalities, and corporations.

RiverSource Variable       Long-term capital growth. Invests primarily in common stocks      RiverSource Investments
Portfolio - Growth Fund    and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or
                           technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

RiverSource Variable       High current income, with capital growth as a secondary           RiverSource Investments
Portfolio - High Yield     objective. Under normal market conditions, the Fund invests at
Bond Fund                  least 80% of its net assets in high-yielding, high-risk
                           corporate bonds (junk bonds) issued by U.S. and foreign
                           companies and governments.


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22 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                       INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable       High total return through current income and capital              RiverSource Investments
Portfolio - Income         appreciation. Under normal market conditions, invests primarily
Opportunities Fund         in income-producing debt securities with an emphasis on the higher rated segment of the high-yield (junk bond) market. The
                           Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the
                           security.

RiverSource Variable       Capital appreciation. Invests primarily in equity securities of   RiverSource Investments, adviser;
Portfolio -                foreign issuers that offer strong growth potential. The Fund      Threadneedle International Limited,
International              may invest in developed and in emerging markets.                  an indirect wholly-owned subsidiary
Opportunity Fund                                                                             of Ameriprise Financial, subadviser.

RiverSource Variable       Capital appreciation. Under normal market conditions, the Fund    RiverSource Investments
Portfolio - Large Cap      invests at least 80% of its net assets in equity securities of
Equity Fund                companies with market capitalization greater than $5 billion at the time of purchase.

RiverSource Variable       Long-term growth of capital. Under normal market conditions,      RiverSource Investments
Portfolio - Large Cap      the Fund invests at least 80% of its net assets in equity
Value Fund                 securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in income-producing equity securities and preferred stocks.

RiverSource Variable       Growth of capital. Under normal market conditions, the Fund       RiverSource Investments
Portfolio - Mid Cap        invests at least 80% of its net assets in equity securities of
Growth Fund                mid capitalization companies. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell Midcap(R) Growth Index.

RiverSource Variable       Long-term capital appreciation. The Fund seeks to provide         RiverSource Investments
Portfolio - S&P 500        investment results that correspond to the total return (the
Index Fund                 combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price
                           Index (S&P 500). The S&P 500 is made up primarily of
                           large-capitalization companies that represent a broad spectrum of the U.S. economy.

RiverSource Variable       Long-term growth of capital. Invests primarily in common          RiverSource Investments, adviser;
Portfolio - Select Value   stocks, preferred stocks and securities convertible into common   GAMCO Investors, Inc., subadviser
Fund                       stocks that are listed on a nationally recognized securities exchange or traded on the NASDAQ National Market System of the
                           National Association of Securities Dealers. The Fund invests in mid-cap companies as well as companies with larger and smaller market capitalizations.


--------------------------------------------------------------------------------
23 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                       INVESTMENT OBJECTIVE AND POLICIES                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable       A high level of current income and safety of principal            RiverSource Investments
Portfolio - Short          consistent with an investment in U.S. government and government
Duration U.S. Government   agency securities. Under normal market conditions, at least 80%
Fund                       of the Fund's net assets are invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

RiverSource Variable       Long-term capital appreciation. Invests primarily in equity       RiverSource Investments, adviser;
Portfolio - Small Cap      securities. Under normal market conditions, at least 80% of the   River Road Asset Management, LLC,
Value Fund                 Fund's net assets will be invested in small cap companies with    Donald Smith & Co., Inc., Franklin
                           market capitalization, at the time of investment, of up to $2.5   Portfolio Associates LLC and Barrow,
                           billion or that fall within the range of the Russell 2000(R)      Hanley, Mewhinney & Strauss, Inc.,
                           Value Index.                                                      subadvisers.

Van Kampen Life            Capital growth and income through investments in equity           Van Kampen Asset Management
Investment Trust           securities, including common stocks, preferred stocks and
Comstock Portfolio,        securities convertible into common and preferred stocks.
Class II Shares

Van Kampen UIF U.S. Real   Above average current income and long-term capital                Morgan Stanley Investment Management
Estate Portfolio, Class    appreciation. Invests primarily in equity securities of           Inc., doing business as Van Kampen.
II Shares                  companies in the U.S. real estate industry, including real estate investment trusts.

Wanger International       Long-term growth of capital. Invests primarily in stocks of       Columbia Wanger Asset
Small Cap                  companies based outside the U.S. with market capitalizations of   Management, L.P.
                           less than $5 billion at time of initial purchase.

Wanger U.S. Smaller        Long-term growth of capital. Invests primarily in stocks of       Columbia Wanger Asset
Companies                  small- and medium-size U.S. companies with market                 Management, L.P.
                           capitalizations of less than $5 billion at time of initial purchase.


--------------------------------------------------------------------------------
24 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

THE ONE-YEAR FIXED ACCOUNT

The one-year fixed account is part of our general account. We credit interest on amounts you allocate to the one-year fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing American Centurion Life annuities, product design, competition, and American Centurion Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the one-year fixed account but will not be lower than state law allows. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of American Centurion Life.

Unless an asset allocation program is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").

The one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

BUYING YOUR CONTRACT

Your investment professional will help you complete and submit an application and send it along with your initial purchase payment to our administrative office. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are age 85 or younger.

When you apply, you may select (if available):

-  the one-year fixed account and/or subaccounts in which you want to invest;

-  how you want to make purchase payments;

- the length of the withdrawal charge schedule (5 or 7 years from our receipt of each purchase payment);

-  a beneficiary;

-  the optional Portfolio Navigator asset allocation program(1); and

-  one of the following Death Benefits:

   -  ROP Death Benefit; or

   -  MAV Death Benefit(2).

In addition, you may also select:

ANY ONE OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM):

-  Accumulation Protector Benefit(SM) rider

-  Guarantor(SM) Withdrawal Benefit rider(3)

-  Income Assurer Benefit(SM) - MAV rider(4)

-  Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider(4)

- Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider(4)

(1)  There is no additional charge for this feature.
(2) Available if both you and the annuitant are age 79 or younger at contract issue.
(3)  Available if you and the annuitant are age 79 or younger at contract issue.
(4)  Available if the annuitant is age 75 or younger at contract issue.


--------------------------------------------------------------------------------
25 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

The contract provides for allocation of purchase payments to the one-year fixed account and/or the subaccounts of the variable account in even 1% increments. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

If your application is complete, we will process it and apply your purchase payment and any purchase payment credit to the one-year fixed account and subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make additional purchase payments to nonqualified and qualified annuities until the retirement date, subject to the contact's allowable maximum total purchase payments.

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. Your selected date can align with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin. The retirement date may not be earlier than 13 months after the effective contract date.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, TO COMPLY WITH IRS REGULATIONS, THE RETIREMENT DATE GENERALLY MUST BE:

- for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

Purchase payment amounts and purchase payment timing may be limited under the terms of your contract or pursuant to state requirements.

MINIMUM INITIAL PURCHASE PAYMENT

   $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS

   $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*

   $1,000,000

* This limit applies in total to all American Centurion Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. We may also restrict cumulative additional purchase payments to $100,000 for contracts with the Guarantor(SM) Withdrawal Benefit rider. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider.


--------------------------------------------------------------------------------
26 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

BY LETTER

Send your check along with your name and contract number to:

REGULAR MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203

PURCHASE PAYMENT CREDITS

Purchase payment credits are not available for contracts with a five-year withdrawal charge schedule.

Contracts with a seven-year withdrawal charge schedule will receive a purchase payment credit on any purchase payment made to the contract. We apply a credit to your contract of 1% of your current purchase payment. We apply this credit immediately. We allocate the credit to the one-year fixed account and the subaccounts in the same proportions as your purchase payment.

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).


Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contact is fully withdrawn. We prorate this charge among the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year. In no instance will the charge from the one-year fixed account exceed $30 in any contract year.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

--------------------------------------------------------------------------------
27 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the one-year fixed account. We cannot increase these fees.

The mortality and expense risk fee you pay is based on the death benefit guarantee you select, whether the contract is a qualified annuity or a nonqualified annuity and the withdrawal charge schedule that applies to your contract.


                                                  QUALIFIED ANNUITIES   NONQUALIFIED ANNUITIES
----------------------------------------------------------------------------------------------
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE

  ROP Death Benefit                                      1.00%                   1.15%

  MAV Death Benefit                                      1.20                    1.35

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE

  ROP Death Benefit                                      1.20%                   1.35%

  MAV Death Benefit                                      1.40                    1.55



Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.


Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE


We charge an annual fee of 0.55% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the fee from the contract value on the contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.

Once you elect the Accumulation Protector Benefit(SM) rider, you may not cancel it and the fee will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Protector Benefit(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio for new contract holders. The Accumulation Protector Benefit(SM) rider charge will not exceed a maximum of 1.75%.

We will not change the Accumulation Protector Benefit(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.


--------------------------------------------------------------------------------
28 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect. We restart the waiting period if you elect to change your model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Optional Benefits -- Accumulation Protector Benefit Rider").


The fee does not apply after annuity payouts begin.


GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE

THIS FEE INFORMATION APPLIES TO BOTH RIDER A AND RIDER B (SEE "OPTIONAL BENEFITS" AND APPENDIX E).

We charge an annual fee of 0.55% of contract value for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.

Once you elect the Guarantor(SM) Withdrawal Benefit rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently the Guarantor(SM) Withdrawal Benefit rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio for new contract owners. The Guarantor(SM) Withdrawal Benefit rider charge will not exceed a maximum charge of 1.50%.

We will not change the Guarantor(SM) Withdrawal Benefit rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to step up before the third contract anniversary, the Guarantor(SM) Withdrawal Benefit rider charge will not change until the third contract anniversary, when it will change to the charge that was in effect on the valuation date we received your last written request to exercise the elective step up;

(b) you choose the spousal continuation step up under Rider A after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.


--------------------------------------------------------------------------------
29 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

INCOME ASSURER BENEFIT(SM) RIDER FEE


We charge an annual fee for this optional feature only if you select it. We determine the fee by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit(SM) rider you select. There are three Income Assurer Benefit(SM) rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit(SM) Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit(SM) is as follows:

                                                                                  MAXIMUM   CURRENT
Income Assurer Benefit(SM) - MAV                                                   1.50%     0.30%

Income Assurer Benefit(SM) - 5% Accumulation Benefit Base                          1.75      0.60

Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base        2.00      0.65


We deduct the fee from the contract value on your contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate Income Assurer Benefit(SM) fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently the Income Assurer Benefit(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate charge for each model portfolio for new contract owners but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit(SM) charge after the rider effective date, unless you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the charge and/or charge a separate charge for each model portfolio. If you decide to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the charge for new contract owners, you will pay the charge that is in effect on the valuation date we receive your written request to change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect. The waiting period for the rider will be restarted if you elect to change your model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Optional Benefits -- Income Assurer Benefit(SM) Riders"). The fee does not apply after annuity payouts begin or the Income Assurer Benefit(SM) terminates.

For an example of how each Income Assurer Benefit(SM) rider fee is calculated, see Appendix A.


WITHDRAWAL CHARGE


If you withdraw all or part of your contract value before annuity payouts begin, we may deduct a withdrawal charge. As described below, a withdrawal charge applies to each purchase payment you make. The withdrawal charge lasts for 7 years or 5 years from our receipt of each purchase payment, depending on which withdrawal charge schedule you select when you purchase the contract (see "Expense Summary").

You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Guarantor(SM) Withdrawal Benefit rider:

CONTRACTS WITHOUT GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

-  10% of the contract value on the prior contract anniversary(1); and

-  current contract earnings.

CONTRACTS WITH GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:


-  10% of the contract value on the prior contract anniversary(1);


-  current contract earnings; and

-  the Remaining Benefit Payment.


(1) We consider your initial purchase payment and any purchase payment credit to be the prior contract anniversary's contract value during the first contract year.


--------------------------------------------------------------------------------
30 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below.

A withdrawal charge will apply if the amount you withdraw includes any of your prior purchase payments that are still within their withdrawal charge schedule. To determine whether your withdrawal includes any of your prior purchase payments that are still within their withdrawal charge schedule, we withdraw amounts from your contract in the following order:

1. We withdraw the TFA first. We do not assess a withdrawal charge on the TFA.

2. We withdraw purchase payments not previously withdrawn, in the order you made them: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. By applying this "first-in, first-out" rule, we do not assess a withdrawal charge on purchase payments that we received prior to the number of years stated in the withdrawal charge schedule you select when you purchase the contract. We only assess a withdrawal charge on purchase payments that are still within the withdrawal charge schedule you selected.

EXAMPLE: Each time you make a purchase payment under the contract, a withdrawal charge schedule attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to the withdrawal charge schedule shown in your contract. (THE WITHDRAWAL CHARGE PERCENTAGES FOR THE 5-YEAR AND 7-YEAR WITHDRAWAL CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY" ABOVE.) For example, if you select the 7-Year withdrawal charge schedule, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 3%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a withdrawal charge as to that payment.


We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage (see "Expense Summary"), and then adding the total withdrawal charges.


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request.

For an example, see Appendix B.

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-  withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;


- if you elected the Guarantor(SM) Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;


- required minimum distributions from a qualified annuity provided the amount is no greater than the required amount calculated under your specific contract currently in force; and


- contracts settled using an annuity payout plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a withdrawal charge.);


- withdrawals made as a result of one of the "Contingent events"* described below (see your contract for additional conditions and restrictions);

-  amounts we refund to you during the free look period;* and


-  death benefits.


* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

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31 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in a table in the "Expense Summary." (See "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.


FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


VALUING YOUR INVESTMENT

We value your accounts as follows:

THE ONE-YEAR FIXED ACCOUNT

We value the amounts you allocate to the one-year fixed account directly in dollars. The value of the one-year fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account;

-  plus any purchase payment credits allocated to the one-year fixed account;

-  plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

-  minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

-  Accumulation Protector Benefit(SM) rider;


-  Guarantor(SM) Withdrawal Benefit rider; or


-  Income Assurer Benefit(SM) rider.


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

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32 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  any purchase payment credits allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial withdrawals;

-  withdrawal charges;

and the deduction of a prorated portion of:

-  the contract administrative charge; and

-  the fee for any of the following optional benefits you have selected:

   -  Accumulation Protector Benefit(SM) rider;


   -  Guarantor(SM) Withdrawal Benefit rider; or


   -  Income Assurer Benefit(SM) rider.

Accumulation unit values will fluctuate due to:

-  changes in fund net asset value;

-  fund dividends distributed to the subaccounts;

-  fund capital gains or losses;

-  fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.




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33 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account to one or more subaccounts. You can also obtain the benefits of dollar-cost averaging by setting up an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from the one-year fixed account into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn on the one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                       NUMBER
                                                             AMOUNT    ACCUMULATION   OF UNITS
                                               MONTH        INVESTED    UNIT VALUE    PURCHASED
By investing an equal number                    Jan          $100         $20          5.00
of dollars each month ...
                                                Feb           100          18          5.56

you automatically buy                           Mar           100          17          5.88
more units when the
per unit market price is low ... ------>        Apr           100          15          6.67

                                                May           100          16          6.25

                                                Jun           100          18          5.56

                                                Jul           100          17          5.88

and fewer units                                 Aug           100          19          5.26
when the per unit
market price is high.            ------>        Sept          100          21          4.76

                                                Oct           100          20          5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

Dollar-cost averaging as described in this section is not available when a Portfolio Navigator model portfolio is in effect (see "Asset Allocation Program").

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable by us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

Different rules apply to asset rebalancing under a Portfolio Navigator model portfolio (see "Asset Allocation Program" below).

ASSET ALLOCATION PROGRAM

We offer an asset allocation program called Portfolio Navigator. You may elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit(SM) rider, Guarantor Withdrawal Benefit(SM) rider or Income Assurer Benefit(SM) rider, you are required to participate in the PN program under the terms of the rider.


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34 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the one-year fixed account (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the one-year fixed account that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and/or one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.

Under the asset allocation program, the subaccounts and/or the one-year fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts and/or the one-year fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

-  substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.

REQUIRED USE OF ASSET ALLOCATION PROGRAM WITH ACCUMULATION PROTECTOR BENEFIT(SM) RIDER, GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER OR INCOME ASSURER BENEFIT(SM) RIDER

If you are required to participate in the asset allocation program because you purchased an optional Accumulation Protector Benefit(SM) rider, Guarantor Withdrawal Benefit(SM) rider or Income Assurer Benefit(SM) rider, you may not discontinue your participation in the asset allocation program unless permitted by the terms of the rider as summarized below:

- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER: You cannot terminate the Accumulation Protector Benefit(SM) rider. As long as the Accumulation Protector Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Protector Benefit(SM) rider automatically ends at the end of the waiting period as does the requirement that you participate in the asset allocation program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS UNTIL THE END OF THE WAITING PERIOD.

- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER: Because the Guarantor(SM) Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Guarantor(SM) Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

- INCOME ASSURER BENEFIT(SM) RIDER: You can terminate the Income Assurer Benefit(SM) rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. As long as the Income Assurer Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT(SM) RIDER IS IN EFFECT.


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35 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS

The transfer rights discussed in this section do not apply while a Portfolio Navigator model portfolio is in effect.

You may transfer contract value from any one subaccount or the one-year fixed account to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the one-year fixed account.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our administrative office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our administrative office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


We may suspend or modify transfer privileges at any time.


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.


IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-  requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

-  not accepting transfer requests of an agent acting under power of attorney;

-  limiting the dollar amount that you may transfer at any one time; or

-  suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners, uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

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36 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the funds and harm contract owners.


IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

TRANSFER POLICIES


- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer. We reserve the right to limit transfers to the one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- You may transfer contract values from the one-year fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.


- Once variable annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.


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37 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL


1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our home office:


REGULAR MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance


* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers among your one-year fixed account or the subaccounts or automated partial withdrawals from the one-year fixed account or the subaccounts.


You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

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38 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

3 BY PHONE

Call between 8 a.m. and 4:30 p.m. Eastern time:
(800) 504-0469

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our administrative office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay administrative charges, withdrawal charges or any applicable optional rider charges (see "Charges"), IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected the Guarantor(SM) Withdrawal Benefit rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the Guarantor(SM) Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits").


In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").


WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value. You may request that a partial withdrawal be taken from one or more investment options unless an asset allocation program is in effect for your contract. After executing a partial withdrawal, the value in the one-year fixed account and each subaccount must be either zero or at least $50.


RECEIVING PAYMENT

By regular or express mail:

-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

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39 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS
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TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you severed employment with the employer who purchased the contract; or

   -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit(SM), the rider will terminate upon transfer of ownership of the annuity contract. The Accumulation Protector Benefit(SM) rider and the Guarantor(SM) Withdrawal Benefit rider will continue upon transfer of ownership of the annuity contract (see "Optional Benefits").


BENEFITS IN CASE OF DEATH

You must select a death benefit at the time you purchase your contract. There are two death benefit options available under your contact:

-  Return of Purchase Payments (ROP) Death Benefit; or

-  Maximum Anniversary Value (MAV) Death Benefit.

If both you and the annuitant are 79 or younger at contract issue, you may select either death benefit. If either you or the annuitant are 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that you elect in your contract. The death benefit you elect determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under both options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

For an example of how each death benefit is calculated, see Appendix C.





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40 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS
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HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:

   ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)
      = PW X DB
        -------
           CV

      PW = the partial withdrawal including any applicable withdrawal charge.

      DB = the death benefit on the date of (but prior to) the partial withdrawal.

      CV = contract value on the date of (but prior to) the partial withdrawal.

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a)  current contract value; or

(b) total payments and purchase payment credits made to the contract minus adjusted partial withdrawals.


Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit to the contract that will pay your beneficiaries no less than your purchase payments and any purchase payment credits, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, we will pay the beneficiary the greater of these two values:


1. contract value; or


2. total purchase payments and any purchase payment credits minus adjusted partial withdrawals.


MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these three values:

1. contract value;


2. total purchase payments and any purchase payment credits minus adjusted partial withdrawals; or


3. the MAV on the date of death.


IF YOU DIE BEFORE YOUR RETIREMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM), if selected, will terminate. The Accumulation Protector Benefit(SM) rider and the Guarantor(SM) Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.

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41 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


   Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM), if selected, will terminate. The Accumulation Protector Benefit(SM) rider and the Guarantor(SM) Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five-year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and


   -  payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS


OPTIONAL LIVING BENEFITS


ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

The Accumulation Protector Benefit(SM) rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit(SM) rider may provide a guaranteed contract value at the end of the specified waiting period on the benefit date, but not until then, under the following circumstances:

ON THE BENEFIT DATE, IF:                   THEN YOUR ACCUMULATION PROTECTOR BENEFIT(SM) RIDER BENEFIT IS:
---------------------------------------------------------------------------------------------------------
The Minimum Contract Accumulation Value    The contract value is increased on the benefit date to equal
(defined below) as determined under the    the Minimum Contract Accumulation Value as determined under
Accumulation Protector Benefit(SM) rider   the Accumulation Protector Benefit(SM) rider on the benefit
is greater than your contract value,       date.

The contract value is equal to or          Zero; in this case, the Accumulation Protector Benefit(SM)
greater than the Minimum Contract          rider ends without value and no benefit is payable.
Accumulation Value as determined under
the Accumulation Protector Benefit(SM)
rider,

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit(SM) rider will terminate without value and no benefits will be paid. EXCEPTION: If you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit(SM) rider on the valuation date your contract value reached zero.


You may elect the Accumulation Protector Benefit(SM) rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit(SM) rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit(SM) rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Protector Benefit(SM) may not be purchased with the optional Guarantor(SM) Withdrawal Benefit rider, or any Income Assurer Benefit(SM) rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Protector Benefit(SM) rider may not be available in all states.


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42 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

You should consider whether an Accumulation Protector Benefit(SM) rider is appropriate for you because:


- you must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"). The asset allocation program limits your choice of subaccounts and the one-year fixed account to those that are in the asset allocation model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program.");

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider;


- if you purchase this annuity as a qualified annuity, for example, an IRA, you may need to take partial withdrawals from your contract to satisfy the minimum distribution requirements of the Code (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Partial withdrawals, including those used to satisfy required minimum distributions, will reduce any potential benefit that the Accumulation Protector Benefit(SM) rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may withdraw all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit(SM) rider, which is the length of the waiting period under the Accumulation Protector Benefit(SM) rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit(SM) rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit(SM) rider may provide;


- the 10 year waiting period under the Accumulation Protector Benefit(SM) rider will restart if you exercise the elective step up option (described below) or your surviving spouse exercises the spousal continuation elective step up (described below); and

- the 10 year waiting period under the Accumulation Protector Benefit(SM) rider will be restarted if you elect to change model portfolios to one that causes the Accumulation Protector Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.

Be sure to discuss with your investment professional whether an Accumulation Protector Benefit(SM) rider is appropriate for your situation.


HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT(SM):

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit(SM) rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL WITHDRAWALS: The adjustment made for each partial withdrawal from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial withdrawal to the contract value on the date of (but immediately prior to) the partial withdrawal; and

(b) is the MCAV on the date of (but immediately prior to) the partial withdrawal.

WAITING PERIOD: The waiting period for the rider is 10 years.

The 10 year waiting period under the Accumulation Protector Benefit(SM) rider will be restarted on the latest contract anniversary if you elect to change asset allocation models to one that causes the Accumulation Protector Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.


Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and any purchase payment credits received within the first 180 days that the rider is effective. It is reduced by adjustments for any partial withdrawals made during the waiting period.


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43 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS
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AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the Automatic Step Up.


The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).


ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.


When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit(SM) rider at that time for new contract holders. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.


The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

   The rider will terminate before the benefit date without paying a benefit on the date:

   -  you take a full withdrawal; or

   -  annuitization begins; or

   -  the contract terminates as a result of the death benefit being paid.

   The rider will terminate on the benefit date.

For an example, see Appendix D.


GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The Guarantor(SM) Withdrawal Benefit rider is an optional benefit that you may select for an additional annual charge.(1) The Guarantor(SM) Withdrawal Benefit initially provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year). As long as your withdrawals in each contract year do not exceed the GBP, you will not be assessed a withdrawal charge.

(1) The disclosures in this section apply to contract owners who purchased this rider on or after June 20, 2005. In previous disclosure, we have referred to this rider as Rider A. We also offered an earlier version of this rider, previously referred to as Rider B. See Appendix E for information regarding Rider B which is no longer offered. See the rider attached to your contract for the actual terms of the benefit you purchased.





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44 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

If you withdraw an amount greater than the GBP in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the GBP and,

-  the Guaranteed Benefit Amount will be adjusted as described below; and

-  the Remaining Benefit Amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Withdrawal Charges"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death").

An annual elective step up option is available for 30 days after the contract anniversary. This option allows you to step up the Remaining Benefit Amount and Guaranteed Benefit Amount to the contract value on the contract anniversary date.

The annual elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;

- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal procedures discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings below; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

If you exercise the annual step up election, the special spousal continuation step up election (described below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you and the annuitant are 79 or younger at contract issue, you may choose to add the Guarantor(SM) Withdrawal Benefit rider to your contract. This benefit may not be available in your state. You must elect the Guarantor(SM) Withdrawal Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the Guarantor(SM) Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor(SM) Withdrawal Benefit rider, you may not elect an Income Assurer Benefit(SM) rider or the Accumulation Protector Benefit(SM) rider.

You should consider whether the Guarantor(SM) Withdrawal Benefit is appropriate for you because:

- you must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"). The asset allocation program limits your choice of subaccounts and the one-year fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program.");

- withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that is greater than your GBP in any contract year. If you withdraw more than the GBP in any contract year to satisfy an RMD, this will constitute an excess withdrawal, as defined above, and the excess withdrawal procedures described below will apply to the guaranteed benefit amount and the remaining benefit amount. Under our current administrative practice we do not apply the excess withdrawal procedures to certain excess withdrawals you take to satisfy an RMD for your contract. We reserve the right to discontinue this administrative practice. We will give you 30 days' written notice of any such change. We limit our administrative practice to the amount of an RMD withdrawal that is based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract. Any other amount you withdraw to satisfy an RMD that exceeds the RBP on the most recent rider anniversary is subject to the excess withdrawal procedures described below. For additional information, see Appendix E. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, the Guarantor(SM) Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

-  we limit the cumulative amount of additional purchase payments to $100,000.





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45 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS
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THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE
DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

- at contract issue-- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal, or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA:

   GBA EXCESS WITHDRAWAL PROCEDURE

   The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

   (a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

   (b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

-  at step up-- (see "Elective Step Up" heading below).

REMAINING BENEFIT AMOUNT

The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

- at contract issue-- the RBA is equal to the initial purchase payment plus any purchase payment credit;

- when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA:

   RBA EXCESS WITHDRAWAL PROCEDURE

   The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

   If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

   The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

-  at step up-- (see "Elective Step Up" heading below).





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46 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS
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GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

The Total Free Amount (TFA) you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge") may be greater than the GBP. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP available for you to withdraw under the terms of the rider is subject to the GBA and RBA excess withdrawal procedures described above.

REMAINING BENEFIT PAYMENT

At the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA. Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP

You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. Note that special rules, described above, may limit elective step ups in the first three contract years.

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

- The GBA will be increased to an amount equal to the greater of the GBA immediately prior to the step up or the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

- The RBP will be increased to the lesser of the RBA after the step up or the GBP after the step up less any withdrawals made during that contract year.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step ups will be removed and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures described above.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP

If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the annual elective step up.

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Guarantor(SM) Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.


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47 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS
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IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

-  you will be paid according to the annuity payout option described above;

-  we will no longer accept additional purchase payments;

-  you will no longer be charged for the rider;

-  any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(SM) Withdrawal Benefit rider and the contract will terminate.

For an example, see Appendix F.

INCOME ASSURER BENEFIT(SM) RIDERS


There are three optional Income Assurer Benefit(SM) riders available under your contract:

-  Income Assurer Benefit(SM) - MAV;

-  Income Assurer Benefit(SM) - 5% Accumulation Benefit Base; or

-  Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

The Income Assurer Benefit(SM) riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit(SM) rider. This section is followed by a description of each specific Income Assurer Benefit(SM) rider and how it is calculated.

You should consider whether an Income Assurer Benefit(SM) rider is appropriate for you because:


- you must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"). The asset allocation program limits your choice of subaccounts and the one-year fixed account to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program.");

- if you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the Code must begin, you should consider whether an Income Assurer Benefit(SM) is appropriate for you (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Partial withdrawals you take from the contract, including those used to satisfy RMDs, will reduce the guaranteed income benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payouts available under the rider. Consult a tax advisor before you purchase any Income Assurer Benefit(SM) rider with a qualified annuity;


- you must hold the Income Assurer Benefit(SM) for 10 years unless you elect to terminate the rider within 30 days following the first anniversary after the effective date of the rider;

- you can only exercise the Income Assurer Benefit(SM) within 30 days after a contract anniversary following the expiration of the 10-year waiting period;

- the Income Assurer Benefit(SM) rider terminates* on the contract anniversary after the annuitant's 86th birthday; and


- the 10-year waiting period will be restarted if you elect to change model portfolios to one that causes the Income Assurer Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.


* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.

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48 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

If the annuitant is 75 or younger at contract issue, you may choose this optional benefit at the time you purchase your contract for an additional charge. The amount of the charge is determined by the Income Assurer Benefit(SM) you select (see "Charges -- Income Assurer Benefit(SM) Rider Fee"). The effective date of the rider will be the contract issue date. The Accumulation Protector Benefit(SM) and Guarantor(SM) Withdrawal Benefit riders are not available with any Income Assurer Benefit(SM) rider. Be sure to discuss with your investment professional whether an Income Assurer Benefit(SM) rider is appropriate for your situation.


HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT(SM) RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit(SM) rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit(SM). Your annuitization payout will never be less than that provided by your contract value.


EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the RiverSource Variable Portfolio
- Cash Management and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

EXCLUDED PAYMENTS: These are purchase payments and any purchase payment credits paid in the last five years before exercise of the benefit which we will exclude from the calculation of the guaranteed income benefit base whenever they equal $50,000 or more, or if they equal 25% or more of total purchase payments and any purchase payment credits.


PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

(a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges) to the contract value on the date of (but prior to) the partial withdrawal, and

(b)  is the benefit on the date of (but prior to) the partial withdrawal.


PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as excluded investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. The 10-year waiting period will be restarted if you elect to change your model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Charges -- Income Assurer Benefit(SM)").


THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER BENEFIT(SM):

EXERCISING THE RIDER

Rider exercise conditions are:


- you may only exercise the Income Assurer Benefit(SM) rider within 30 days after any contract anniversary following the expiration of the waiting period;


-  the annuitant on the retirement date must be between 50 to 86 years old; and


- you can only take an annuity payment in one of the following annuity payout plans:

   Plan A -- Life Annuity - No Refund;

   Plan B -- Life Annuity with Ten or Twenty Years Certain;

   Plan D -- Joint and Last Survivor Life Annuity - No Refund;

          --  Joint and Last Survivor Life Annuity with Twenty Years Certain; or

   Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit(SM) rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.


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49 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS
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If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. Exception: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

- If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

- If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate. These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.


First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

  P SUB(t-1) (1 + i) = P SUB(t)
  -------------------
         1.05

  P SUB(t-1)  = prior annuity payout
  P SUB(t)    = current annuity payout
  i           = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 3.5% assumed investment rate. If your subaccount performance equals 3.5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 3.5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 3.5%, your variable annuity payout will decrease from the previous variable annuity payout.

TERMINATING THE RIDER


Rider termination conditions are:

- you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

- you may terminate the rider any time after the expiration of the waiting period;

- the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

- the rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.

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50 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS
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YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT(SM) RIDERS DESCRIBED BELOW:


INCOME ASSURER BENEFIT(SM) - MAV

The guaranteed income benefit base for the Income Assurer Benefit(SM) - MAV is the greatest of these three values:

1. contract value; or


2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or


3. the Maximum Anniversary Value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a)  current contract value; or


(b) total payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and purchase payment credits and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.


WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments; or


2. total purchase payments plus any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or


3. the MAV, less market value adjusted excluded payments.


MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment and any purchase payment credit multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE


The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greatest of these three values:

1. contract value; or


2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or


3. the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR - is equal to the contract value in the excluded investment options plus the variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:


- the total purchase payments and any purchase payment credits made to the protected investment options; minus adjusted partial withdrawals and transfers from the protected investment options; plus

- an amount equal to 5% of your initial purchase payment and any purchase payment credit allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments and any purchase payment credits to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and any purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.


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51 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

The amount of purchase payment and any purchase payment credits withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

(a) is the amount of purchase payment and any purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and


(b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

(a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

(b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

(c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].

This method is greater than a dollar-for-dollar reduction, and could potentially deplete the maximum benefit faster than a dollar-for-dollar reduction.

WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments (described above); or


2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3. the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.


INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

The guaranteed income benefit base for the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base is the greatest of these four values:

1. the contract value;


2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals;


3. the MAV (described above); or

4. the 5% variable account floor (described above).

WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:


1. contract value less the market value adjusted excluded payments;

2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals;

3. the MAV, less market value adjusted excluded payments (described above); or

4. the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).

For an example of how each Income Assurer Benefit(SM) is calculated, see Appendix J.


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52 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS
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THE ANNUITY PAYOUT PERIOD


As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.


In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


ANNUITY TABLES


The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 5.0% investment rate (if your contract does not have a 5-year withdrawal charge schedule and a MAV Death Benefit) for the 3.5% Table A. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 3.5 % assumed interest rate results in a lower initial payout, but later payouts will increase more quickly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit(SM) rider.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN (under the Income Assurer Benefit(SM) rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND (not available under the Income Assurer Benefit(SM) rider): We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.





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53 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

-  PLAN D

   - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

   - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit(SM) rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception:
   If you have an Income Assurer Benefit(SM) rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 6.00% and 7.85% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.").

- GUARANTOR WITHDRAWAL BENEFIT - ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH THE GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER): The Guarantor(SM) Withdrawal Benefit fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Guarantor(SM) Withdrawal Benefit Rider"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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54 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

WITHDRAWALS: If you withdraw part of your nonqualified contract before your annuity payouts begin, including withdrawals under the Guarantor(SM) Withdrawal Benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds your investment.

If you withdraw all of your nonqualified contract before annuity payouts begin, including withdrawals under the Guarantor(SM) Withdrawal Benefit rider, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds your investment.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.


The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.


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55 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS
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PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or, in the event of non-natural ownership, the death of the annuitant;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

-  if it is allocable to an investment before Aug. 14, 1982; or

-  if annuity payouts begin before the first contract anniversary.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.


ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS AND SEPS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under the Guarantor(SM) Withdrawal Benefit rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

State withholding also may be imposed on taxable distributions.


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56 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS
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WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if:


- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-  the payout is a RMD as defined under the Code;


-  the payout is made on account of an eligible hardship; or

-  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.


PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs only); or


-  to pay certain medical or education expenses (IRAs only).


DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.


SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV DEATH BENEFIT, ACCUMULATION PROTECTOR BENEFIT(SM), GUARANTOR(SM) WITHDRAWAL BENEFIT, INCOME ASSURER BENEFIT(SM): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge your qualified contract.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN CENTURION LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


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57 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS
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VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource(SM) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

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58 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS


PRINCIPAL UNDERWRITER

Ameriprise Financial Services, Inc. serves as the principal underwriter for the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. Ameriprise Financial Services, Inc. is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT

- Only selling firms registered with the SEC as securities broker-dealers and which are members of the NASD may sell the contract.

- The contracts are continuously being offered to the public through authorized selling firms. We and Ameriprise Financial Services, Inc. have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its investment professionals sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS WE MAKE TO SELLING FIRMS

- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.00% each time a purchase payment is made. Other plans pay selling firms a smaller commission on purchase payments, and then pay on-going commissions ("trail commissions"). We may pay trail commissions of up to 1.00% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.

- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms.The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

   - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

   - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

   -  providing service to contract owners; and

   - funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.


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59 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

SOURCES OF PAYMENTS TO SELLING FIRMS

- We pay the commissions and other compensation described above from our assets.

-  Our assets may include:

   - revenues we receive from fees and expenses we charge contract owners. These fees and expenses include Contract Owner Transaction Expenses (withdrawal charges), Annual Variable Account Expenses (mortality and expense risk fees and variable account administrative charge) and Other Annual Expenses (annual contract administrative charge and fees for optional riders) (see "Expense Summary"); and,

   - compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds"); and

   - compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

   - revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   - fees and expenses we collect from contract owners, including withdrawal charges; and,

   - fees and expenses charged by the underlying funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST


Compensation Payment Arrangements with Selling Firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.


- cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS

- The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

- To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professional are being compensated and the amount of the compensation that each will receive if you buy the contract.


ISSUER

American Centurion Life issues the contracts. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Our offices are located at 20 Madison Avenue Extension, P.O. Box 5555, Albany, NY 12205-0555. American Centurion Life conducts a conventional life insurance business in New York.




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60 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

LEGAL PROCEEDINGS

The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. American Centurion Life has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

American Centurion Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Centurion Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Centurion Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Account. During 2005, the principal underwriter of the contract, Ameriprise Financial Services, Inc., under its previous name, American Express Financial Advisors, Inc., settled various regulatory proceedings with the SEC, the NASD and state securities regulators. American Centurion Life does not believe that the terms of any of these settlements will have a material adverse impact on the ability of Ameriprise Financial Services, Inc. to perform its duties on behalf of the Variable Account as principal underwriter of the contract.

ADDITIONAL INFORMATION

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.





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61 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

                                   APPENDICES

                   TABLE OF CONTENTS AND CROSS-REFERENCE TABLE



APPENDIX NAME                                                            PAGE #
Appendix A: Example -- Income Assurer Benefit(SM) Rider Fee              p.  63

Appendix B: Example -- Withdrawal Charges                                p.  64

Appendix C: Example -- Death Benefits                                    p.  67

Appendix D: Example -- Accumulation Protector Benefit(SM) Rider          p.  68

Appendix E: Example -- Guarantor(SM) Withdrawal Benefit --
  Rider B Disclosure                                                     p.  70

Appendix F: Guarantor(SM) Withdrawal Benefit Rider --
  Additional RMD Disclosure                                              p.  74

Appendix G: Example -- Guarantor(SM) Withdrawal Benefit Rider            p.  75

Appendix H: Example -- Income Assurer Benefit(SM) Riders                 p.  77

Appendix I: Condensed Financial Information (Unaudited)                  p.  82



CROSS-REFERENCE                                                          PAGE #
Charges -- Income Assurer Benefit(SM) Rider Fee                          p.  30

Charges -- Withdrawal Charges                                            p.  30

Benefits in Case of Death                                                p.  40

Optional Benefits -- Accumulation Protector Benefit(SM) Rider            p.  42

Optional Benefits -- Guarantor(SM) Withdrawal Benefit Rider              p.  44

Optional Benefits -- Guarantor(SM) Withdrawal Benefit Rider              p.  44
  and Appendix E                                                         p.  70

Optional Benefits -- Guarantor(SM) Withdrawal Benefit Rider              p.  44

Optional Benefits -- Income Assurer Benefit(SM) Riders                   p.  48

Condensed Financial Information (Unaudited)                              p.  13



The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, and one-year fixed account and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices C through E and G through H include a partial withdrawal to illustrate the effect of a partial withdrawal on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial withdrawals from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


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62 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX A: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE

EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE

ASSUMPTIONS:

- You purchase the contract with a payment of $50,000 on Jan. 1, 2006 and we add a $500 purchase payment credit. You allocate all of your payment to the Protected Investment Options and make no transfers, add-ons or withdrawals. You select a seven-year withdrawal charge schedule; and

- on Jan. 1, 2007 (the first contract anniversary) your total contract value is $55,545; and

- on Jan. 1, 2008 (the second contract anniversary) your total contract value is $53,270.

WE WOULD CALCULATE THE GUARANTEED INCOME BENEFIT BASE FOR EACH INCOME ASSURER BENEFIT(SM) ON THE SECOND ANNIVERSARY AS FOLLOWS:

THE INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:



   Purchase Payments and purchase payment credits less adjusted partial withdrawals:                    $50,500

   Contract value on the second anniversary:                                                            $53,270

   Maximum Anniversary Value:                                                                           $55,545

   INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE                                      $55,545



THE INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:



   Purchase Payments and purchase payment credits less adjusted partial withdrawals:                    $50,500

   Contract value on the second anniversary:                                                            $53,270

   5% Variable Account Floor = 1.05 x 1.05 x $50,500                                                    $55,676

   INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE                          $55,676



THE INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:



   Purchase Payments and purchase payment credits less adjusted partial withdrawals:                    $50,500

   Contract value on the second anniversary:                                                            $53,270

   Maximum Anniversary Value:                                                                           $55,545

   5% Variable Account Floor = 1.05 x 1.05 x $50,000                                                    $55,676

   INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE        $55,676



THE INCOME ASSURER BENEFIT(SM) FEE DEDUCTED FROM YOUR CONTRACT VALUE WOULD BE:



INCOME ASSURER BENEFIT(SM) - MAV FEE =                                                0.30% X $55,545 = $166.64

INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE FEE =                       0.60% X $55,676 = $334.06

INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE FEE =     0.65% X $55,676 = $361.89


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63 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES


For purposes of calculating any withdrawal charge, including the examples illustrated below, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling:

   - up to 10% of your prior anniversary's contract value or your contract's remaining benefit payment if you elected the Guarantor(SM) Withdrawal Benefit rider and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.


3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

          PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.


We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.

The examples below show how the withdrawal charge for a full and partial withdrawal is calculated for a contract with a seven-year withdrawal charge schedule. Each example illustrates the amount of the withdrawal charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.


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64 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:


This is an example of how we calculate the withdrawal charge for a full withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:


- We receive a single $50,000 purchase payment on May 1, 2006 and we add a purchase payment credit of $500; and

-  the contract anniversary date is May 1 each year; and

- you withdraw the contract for its total value on Nov. 1, 2009, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

-  you have made no withdrawals prior to Nov. 1, 2009.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                                     CONTRACT WITH GAIN      CONTRACT WITH LOSS
                         Contract Value at time of full withdrawal:                      $60,000.00              $40,000.00
                               Contract Value on prior anniversary:                       58,000.00               42,000.00

STEP 1. First, we determine the amount of earnings available in the contract at the time of withdrawal as:

                                            Current Contract Value:                       60,000.00               40,000.00
                       less purchase payment still in the contract:                       50,000.00               50,000.00
                                                                                         ----------              ----------
                  Earnings in the contact (but not less than zero):                       10,000.00                    0.00

STEP 2. Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:

                                          Earnings in the contract:                       10,000.00                    0.00
                     10% of the prior anniversary's Contract Value:                        5,800.00                4,200.00
                                                                                         ----------              ----------
                                                               TFA:                       10,000.00                4,200.00

STEP 3. Now we can determine how much of the purchase payment is being withdrawn (PPW) as follows:

        PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

           XSF = amount by which 10% of the prior anniversary's
                 contract value exceeds earnings                                               0.00                4,200.00
           ACV = amount withdrawn in excess of earnings                                   50,000.00               40,000.00
            CV = total contract value just prior to current
                 withdrawal                                                               60,000.00               40,000.00
           TFA = from Step 2                                                              10,000.00                4,200.00
         PPNPW = purchase payment not previously withdrawn                                50,000.00               50,000.00

STEP 4. We then calculate the withdrawal charge as:

                                                               PPW:                       50,000.00               50,000.00
                                                          less XSF:                           (0.00)              (4,200.00)
                                                                                         ----------              ----------
                      amount of PPW subject to a withdrawal charge:                       50,000.00               45,800.00
                          multiplied by the withdrawal charge rate:                           x 7.0%                  x 7.0%
                                                                                         ----------              ----------
                                                 withdrawal charge:                        3,500.00                3,206.00

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                          Contract Value withdrawn:                       60,000.00               40,000.00
                                                 WITHDRAWAL CHARGE:                       (3,500.00)              (3,206.00)
                   Contract charge (assessed upon full withdrawal):                          (40.00)                 (40.00)
                                                                                         ----------              ----------

                                      NET FULL WITHDRAWAL PROCEEDS:                      $56,460.00              $36,754.00

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65 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge for a partial withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:


- We receive a single $50,000 purchase payment on May 1, 2006 and we add a purchase payment credit of $500; and

-  the contract anniversary date is May 1 each year; and

- you request a partial withdrawal of $15,000 on Nov. 1, 2009, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

-  you have made no withdrawals prior to Nov. 1, 2009.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                                     CONTRACT WITH GAIN      CONTRACT WITH LOSS
                      Contract Value at time of partial withdrawal:                      $60,000.00              $40,000.00
                               Contract Value on prior anniversary:                       58,000.00               42,000.00

STEP 1. First, we determine the amount of earnings available in the CONTRACT at the time of withdrawal as:

                                            Current Contract Value:                       60,000.00               40,000.00
                       less purchase payment still in the contract:                       50,000.00               50,000.00
                                                                                         ----------              ----------
                  Earnings in the contact (but not less than zero):                       10,000.00                    0.00

STEP 2. Next, we determine the TFA available in the contract as the GREATEST of the following values:

                                          Earnings in the contract:                       10,000.00                    0.00
                     10% of the prior anniversary's Contract Value:                        5,800.00                4,200.00
                                                                                         ----------              ----------
                                                               TFA:                       10,000.00                4,200.00

STEP 3. Now we can determine how much of the purchase payment and PURCHASE payment credit is being withdrawn (PPW) as:

        PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

             XSF = amount by which 10% of the prior anniversary's
                   contract value exceeds earnings                                             0.00                4,200.00
             ACV = amount withdrawn in excess of earnings                                  5,376.34               16,062.31
              CV = total contract value just prior to current
                   withdrawal                                                             60,000.00               40,000.00
             TFA = from Step 2                                                            10,000.00                4,200.00
           PPNPW = purchase payment not previously withdrawn                              50,000.00               50,000.00

STEP 4. We then calculate the withdrawal charge as:

                                                               PPW:                        5,376.34               19,375.80
                                                          less XSF:                           (0.00)              (4,200.00)
                                                                                         ----------              ----------
                      amount of PPW subject to a withdrawal charge:                        5,376.34               15,175.80
                          multiplied by the withdrawal charge rate:                           x 7.0%                  x 7.0%
                                                                                         ----------              ----------
                                                 withdrawal charge:                          376.34                1,062.31

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                          Contract Value withdrawn:                       15,376.34               16,062.31
                                                 WITHDRAWAL CHARGE:                         (376.34)              (1,062.31)
                                                                                         ----------              ----------

                                      NET FULL WITHDRAWAL PROCEEDS:                      $15,000.00              $15,000.00

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66 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX C: EXAMPLE -- DEATH BENEFITS

EXAMPLE -- ROP DEATH BENEFIT

ASSUMPTIONS:

- You purchase the contract on Jan. 1, 2006 with a payment of $20,000 and select a seven-year withdrawal charge schedule. We add a $200 purchase payment credit; and

- on Jan. 1, 2007 you make an additional purchase payment of $5,000 and we add a purchase payment credit of $50; and

- on March 1, 2008 the contract value falls to $22,000 and you take a $1,500 partial withdrawal (including withdrawal charges); and

-  on March 1, 2009 the contract value grows to $23,000.

   WE CALCULATE THE ROP DEATH BENEFIT ON MARCH 1, 2009 AS FOLLOWS:



   1. CONTRACT VALUE AT DEATH:                                                  $23,000.00
                                                                                ==========
   2. PURCHASE PAYMENTS PLUS PURCHASE PAYMENT CREDITS, MINUS ADJUSTED PARTIAL
      WITHDRAWALS:

        Total purchase payments and purchase payment credits:                   $25,250.00

        minus adjusted partial withdrawals calculated as:

        $1,500 x $25,250
        ---------------- =                                                       -1,721.59
            $22,000                                                             ----------

        for a death benefit of:                                                 $23,528.41
                                                                                ==========
ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:                            $23,528.41



EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:

- You purchase the contract on Jan. 1, 2006 with a payment of $20,000 and select a seven-year withdrawal charge schedule. We add a purchase payment credit of $200; and

- on Jan. 1, 2007 (the first contract anniversary) the contract value grows to $24,000; and

- on March 1, 2008 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal (including withdrawal charges), leaving a contract value of $20,500.

   WE CALCULATE THE MAV DEATH BENEFIT ON MARCH 1, 2008, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:



   1. CONTRACT VALUE AT DEATH:                                                  $20,500.00
                                                                                ==========
   2. PURCHASE PAYMENTS PLUS PURCHASE PAYMENT CREDITS MINUS ADJUSTED PARTIAL
      WITHDRAWALS:

        Total purchase payments and purchase payment credits:                   $20,200.00

        minus the death benefit adjusted partial withdrawals, calculated as:

        $1,500 x $20,200
        ---------------- =                                                       -1,377.27
            $22,000                                                             ----------

        for a death benefit of:                                                 $18,822.73

   3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:

        Greatest of your contract anniversary contract values:                  $24,000.00

        plus purchase payments and credits made since that anniversary:              +0.00

        minus the death benefit adjusted partial withdrawals, calculated as:

        $1,500 x $24,000
        ---------------- =                                                       -1,636.36
            $22,000                                                             ----------

        for a death benefit of:                                                 $22,363.64
                                                                                ==========

   THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES,
   WHICH IS THE MAV:                                                                          $22,363.64
                                                                                              ----------


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67 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX D: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER


AUTOMATIC STEP UP


This example shows increases in the Minimum Contract Accumulation Value (MCAV) in the second, third and seventh contract anniversaries. These increases occur because of the automatic step up feature of the rider. The automatic step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.


ASSUMPTIONS:


- You purchase a contract with a seven-year withdrawal schedule with a payment of $123,762 on May 1, 2006 and receive a purchase payment credit of $1,238; and

-  you make no additional purchase payments to the contract; and

- you take partial withdrawals from the contract on the fifth and eighth contract anniversaries in the amounts of $2,000 and $5,000, respectively; and

- contract values increase or decrease according to the hypothetical assumed net rate of return; and

-  you do not exercise the elective step up option available under the rider;
   and

-  you do not change asset allocation models.

Based on these assumptions, the waiting period expires at the end of the 10th contract year. The rider then ends. On the benefit date, May 1, 2016, the hypothetical assumed contract value is $108,118 and the MCAV is $136,513, so the contract value would be reset to equal the MCAV, or $136,513.



                                                                     HYPOTHETICAL  HYPOTHETICAL
                              PURCHASE                MCAV ADJUSTED     ASSUMED      ASSUMED
                             PAYMENTS &    PARTIAL       PARTIAL       NET RATE      CONTRACT
DATE                          CREDITS    WITHDRAWALS   WITHDRAWAL     OF RETURN       VALUE        MCAV
May 1, 2006                  $125,000      $  N/A         $ N/A           N/A        $125,000    $125,000

May 1, 2007                         0           0             0          12.0%        140,000     125,000

May 1, 2008                         0           0             0          15.0%        161,000     128,800(2)

May 1, 2009                         0           0             0           3.0%        165,830     132,664(2)

May 1, 2010                         0           0             0          -8.0%        152,564     132,664

May 1, 2011                         0       2,000         2,046         -15.0%        127,679     130,618

May 1, 2012                         0           0             0          20.0%        153,215     130,618

May 1, 2013                         0           0             0          15.0%        176,197     140,958(2)

May 1, 2014                         0       5,000         4,444         -10.0%        153,577     136,513

May 1, 2015                         0           0             0         -20.0%        122,862     136,513

MAY 1, 2016(1)                      0           0             0         -12.0%        108,118     136,513



(1) The APB benefit date.

(2) These values indicate where the automatic step up feature increased the MCAV.


IMPORTANT INFORMATION ABOUT THIS EXAMPLE:


- If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

- Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.


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68 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

ELECTIVE STEP UP


This example shows increases in the Minimum Contract Accumulation Value (MCAV) on the first, second, third and seventh contract anniversaries. These increases occur only if you exercise the elective step up option within 30 days following the contract anniversary. The contract value on the date we receive your written request to step up must be greater than the MCAV on that date. The elective step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.


ASSUMPTIONS:


- You purchase a contract with a seven-year withdrawal schedule with a payment of $123,762 on May 1, 2006 and receive a purchase payment credit of $1,238; and

-  you make no additional purchase payments to the contract; and

- you take partial withdrawals from the contract on the fifth, eighth and thirteenth contract anniversaries in the amounts of $2,000, $5,000 and $7,500, respectively; and

- contract values increase or decrease according to the hypothetical assumed net rate of return; and,

- the elective step up is exercised on the first, second, third and seventh contract anniversaries; and

-  you do not change model portfolios.

Based on these assumptions, the 10 year waiting period restarts each time you exercise the elective step up option (on the first, second, third and seventh contract anniversaries in this example). The waiting period expires at the end of the 10th contract year following the last exercise (May 1, 2013 in this example) of the elective step up option. When the waiting period expires, the rider ends. On the benefit date, May 1, 2023, the hypothetical assumed contract values is $99,198 and the MCAV is $160,117, so the contract value would be reset to equal the MCAV, or $160,117.



                                YEARS                                 MCAV     HYPOTHETICAL  HYPOTHETICAL
                            REMAINING IN   PURCHASE                 ADJUSTED     ASSUMED       ASSUMED
                            THE WAITING   PAYMENTS &    PARTIAL     PARTIAL      NET RATE      CONTRACT
DATE                           PERIOD      CREDITS    WITHDRAWALS  WITHDRAWAL   OF RETURN       VALUE        MCAV
May 1, 2006                     10         $125,000     $  N/A       $  N/A         N/A        $125,000    $125,000

May 1, 2007                     10(2)             0          0            0        12.0%        140,000     140,000(3)

May 1, 2008                     10(2)             0          0            0        15.0%        161,000     161,000(3)

May 1, 2009                     10(2)             0          0            0         3.0%        165,830     165,830(3)

May 1, 2010                      9                0          0            0        -8.0%        152,564     165,830

May 1, 2011                      8                0      2,000        2,558       -15.0%        127,679     163,272

May 1, 2012                      7                0          0            0        20.0%        153,215     163,272

May 1, 2013                     10(2)             0          0            0        15.0%        176,197     176,197(3)

May 1, 2014                      9                0      5,000        5,556       -10.0%        153,577     170,642

May 1, 2015                      8                0          0            0       -20.0%        122,862     170,642

May 1, 2016                      7                0          0            0       -12.0%        108,118     170,642

May 1, 2017                      6                0          0            0         3.0%        111,362     170,642

May 1, 2018                      5                0          0            0         4.0%        115,817     170,642

May 1, 2019                      4                0      7,500       10,524         5.0%        114,107     160,117

May 1, 2020                      3                0          0            0         6.0%        120,954     160,117

May 1, 2021                      2                0          0            0        -5.0%        114,906     160,117

May 1, 2022                      1                0          0            0       -11.0%        102,266     160,117

MAY 1, 2023(1)                   0                0          0            0        -3.0%         99,198     160,117



(1)  The APB benefit date.

(2)  The waiting period restarts when the elective step up is exercised.

(3)  These values indicate when the elective step up feature increased the MCAV.


IMPORTANT INFORMATION ABOUT THIS EXAMPLE:


- If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

- Exercising the elective step up provision may result in an increase in the charge that you pay for this rider.

- Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.


--------------------------------------------------------------------------------
69 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX E: GUARANTOR(SM) WITHDRAWAL BENEFIT -- RIDER B DISCLOSURE

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The Guarantor(SM) Withdrawal Benefit rider is an optional benefit that was offered for an additional annual charge if:

- you purchased your contract on or after Nov. 4, 2004 and prior to June 20, 2005(1);

-  the rider was available in your state; and

-  you and the annuitant were 79 or younger on the date the contract was issued.

You must have elected the Guarantor(SM) Withdrawal Benefit rider when you purchased your contract. The rider effective date is the contract issue date.

The Guarantor(SM) Withdrawal Benefit initially provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year). As long as your withdrawals in each contract year do not exceed the GBP, you will not be assessed a withdrawal charge.

If you withdraw an amount greater than the GBP in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the GBP; and

-  the Guaranteed Benefit Amount will be adjusted as described below; and

-  the Remaining Benefit Amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Charges --Withdrawal Charge"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Withdrawals").

An annual elective step up option is available for 30 days after the contract anniversary. This option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the contract anniversary date.

The annual elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;

- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal procedures discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings below; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

(1) In previous disclosures, we have referred to this rider as Rider B. This rider is no longer available for purchase. See the Guarantor(SM) Withdrawal Benefit section in this prospectus for information about the currently offered version of this benefit. See the rider attached to your contract for the actual terms of the benefit you purchased.


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70 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

If you exercise the annual step up election, the special spousal continuation step up election (described below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you and the annuitant are 79 or younger at contract issue, you may choose to add the Guarantor(SM) Withdrawal Benefit rider to your contract. This benefit may not be available in your state. You must elect the Guarantor(SM) Withdrawal Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the Guarantor(SM) Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor(SM) Withdrawal Benefit rider, you may not elect an Income Assurer Benefit(SM) rider or the Accumulation Protector Benefit(SM) rider.

You should consider whether the Guarantor(SM) Withdrawal Benefit is appropriate for you because:

- you must elect one of the model portfolios of Portfolio Navigator. This requirement limits your choice of subaccounts and one-year fixed account to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program and Portfolio Navigator Asset Allocation Program.");

- withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that is greater than your GBP in any contract year. If you withdraw more than the GBP in any contract year to satisfy an RMD, this will constitute an excess withdrawal, as defined above, and the excess withdrawal procedures described below will apply to the guaranteed benefit amount and the remaining benefit amount. Under our current administrative practice we do not apply the excess withdrawal procedures to certain excess withdrawals you take to satisfy an RMD for your contract. We reserve the right to discontinue this administrative practice. We will give you 30 days' written notice of any such change. We limit our administrative practice to the amount of an RMD withdrawal that is based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract. Any other amount you withdraw to satisfy an RMD that exceeds the RBP on the most recent rider anniversary is subject to the excess withdrawal procedures described below. For additional information, see Appendix F. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, the Guarantor(SM) Withdrawal Benefit may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

-  we reserve the right to limit the cumulative amount of purchase payments.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

- at contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal, or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA:


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71 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

   GBA EXCESS WITHDRAWAL PROCEDURE

   The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

   (a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

   (b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

-  at step up -- (see "Elective Step Up" heading below).

REMAINING BENEFIT AMOUNT

The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

- at contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

- when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.

- when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA:

   RBA EXCESS WITHDRAWAL PROCEDURE

   The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

   If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

   The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

-  at step up -- (see "Elective Step Up" heading below).

GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

The Total Free Amount (TFA) you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge") may be greater than the GBP. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP available for you to withdraw under the terms of the rider is subject to the GBA and RBA excess withdrawal procedures described above.

REMAINING BENEFIT PAYMENT

At the beginning of each contract year, the Remaining Benefit Payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA. Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.


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72 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

ELECTIVE STEP UP

You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. Note that special rules, described above, may limit elective step ups in the first three contract years.

You may only step up if your contract anniversary value is greater than the RBA. The elective step up will be determined as follows:

-  The effective date of the step up is the contract anniversary.

- The RBA will be increased to an amount equal to the contract anniversary value.

- The GBA will be increased to an amount equal to the greater of the GBA immediately before the step up or the contract anniversary value.

- The GBP will be increased to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

- The RBP will be increased to the lesser of the RBA after the step up or the GBP after the step up.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step ups will be removed and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures described above.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP

If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the annual elective step up.

A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up.

Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid.

GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Guarantor(SM) Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

-  you will be paid according to the annuity payout option described above;

-  we will no longer accept additional purchase payments;

-  you will no longer be charged for the rider;

-  any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(SM) Withdrawal Benefit rider and the contract will terminate.

For an example, see Appendix G.


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73 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX F: GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the Guarantor(SM) Withdrawal Benefit rider (including Riders A and B) to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal procedures described in the rider. We reserve the right to discontinue this administrative practice at any time upon 30 days' written notice to you.

For owners subject to RMD rules under Section 401(a)(9) amounts you withdraw to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

(2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

(3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

(4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor(SM) Withdrawal Benefit rider.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1)  determined by us each calendar year;

(2) based solely on the value of the contract to which the Guarantor(SM) Withdrawal Benefit rider is attached as of the date we make the determination; and

(3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

        1. an individual retirement annuity (Section 408(b));

        2. a Roth individual retirement account (Section 408A);

        3. a Simplified Employee Pension plan (Section 408(k));

        4. a tax-sheltered annuity rollover (Section 403(b)).

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor(SM) Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.


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74 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX G: EXAMPLE -- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

EXAMPLE OF THE GUARANTOR(SM) WITHDRAWAL BENEFIT -- THIS EXAMPLE ILLUSTRATES BOTH RIDER A (SEE OPTIONAL BENEFITS) AND RIDER B (SEE APPENDIX E).

ASSUMPTIONS:

- You purchase the contract on May 1, 2006 with a payment of $100,000, and you select a 7-year withdrawal charge schedule.

-  We add a purchase payment credit of $1,000 to your contract.



   The Guaranteed Benefit Amount (GBA) equals your purchase payment plus the
   purchase payment credit:                                                                   $101,000

   The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
     0.07 x $101,000 =                                                                        $  7,070

   The Remaining Benefit Amount (RBA) equals your purchase payment plus the
   purchase payment credit:                                                                   $101,000

   On May 1, 2007 the contract value grows to $110,000. You decide to step up your benefit.

   The RBA equals 100% of your contract value:                                                $110,000

   The GBA equals 100% of your contract value:                                                $110,000

   The GBP equals 7% of your stepped-up GBA:
     0.07 x $110,000 =                                                                        $  7,700

   On Nov. 1, 2009 you decide to take a partial withdrawal of $7,700.

   You took a partial withdrawal equal to your GBP, so your RBA equals the prior
   RBA less the amount of the partial withdrawal:
     $110,000 - $7,700 =                                                                      $102,300

   The GBA equals the GBA immediately prior to the partial withdrawal:                        $110,000

   The GBP equals 7% of your GBA:
     0.07 x $110,000 =                                                                        $  7,700

   On May 1, 2010 you make an additional purchase payment of $50,000.

   We add a purchase payment credit of $500 to your contract.

   The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment and purchase payment credit:
     $102,300 + $50,500 =                                                                     $152,800

   The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment credit:
     $110,000 + $50,500 =                                                                     $160,500

   The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment and purchase payment credit:
     $7,700 + $3,535 =                                                                        $ 11,235

   On May 1, 2011 your contract value grows to $200,000. You decide to step up your benefit.

   The RBA equals 100% of your contract value:                                                $200,000

   The GBA equals 100% of your contract value:                                                $200,000

   The GBP equals 7% of your stepped-up GBA:
     0.07 x $200,000 =                                                                        $ 14,000


--------------------------------------------------------------------------------
75 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

   On Nov. 1, 2012 your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

      (1)  your contract value immediately following the partial withdrawal;
            $230,000 - $20,000 =                                                              $210,000

      OR

      (2)  your prior RBA less the amount of the partial withdrawal.
            $200,000 - $20,000 =                                                              $180,000

   Reset RBA = lesser of (1) or (2) =                                                         $180,000

   The GBA gets reset to the lesser of:

      (1)  your prior GBA                                                                     $200,000

      OR

      (2)  your contract value immediately following the partial withdrawal;
            $230,000 - $20,000 =                                                              $210,000

   Reset GBA = lesser of (1) or (2) =                                                         $200,000

   The Reset GBP is equal to 7% of your Reset GBA:
     0.07 x $200,000 =                                                                        $ 14,000

   On Nov. 1, 2015 your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

      (1)  your contract value immediately following the partial withdrawal;
            $175,000 - $25,000 =                                                              $150,000

      OR

      (2)  your prior RBA less the amount of the partial withdrawal.
            $180,000 - $25,000 =                                                              $155,000

   Reset RBA = lesser of (1) or (2) =                                                         $150,000

   The GBA gets reset to the lesser of:

      (1)  your prior GBA;                                                                    $200,000

      OR

      (2)  your contract value immediately following the partial withdrawal;
            $175,000 - $25,000 =                                                              $150,000

   Reset GBA = lesser of (1) or (2) =                                                         $150,000

   The Reset GBP is equal to 7% of your Reset GBA:
     0.07 x $150,000 =                                                                        $ 10,500


--------------------------------------------------------------------------------
76 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX H: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS

The purpose of these examples is to illustrate the operation of the Income Assurer Benefit(SM) Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.

Remember that the riders require you to choose a Portfolio Navigator model portfolio. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some Portfolio Navigator model portfolios include protected investment options and excluded investment options (RiverSource Variable Portfolio - Cash Management Fund, and if available under the contract and the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base riders. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in Portfolio Navigator model portfolios.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and elect the seven-year withdrawal charge schedule; and

-  we immediately add a $1,000 purchase payment credit; and

- you invest all contract value in the subaccounts (protected investment options); and

- you make no additional purchase payments, partial withdrawals or changes in model portfolio; and

-  the annuitant is male and age 55 at contract issue; and

-  the joint annuitant is female and age 55 at contract issue.

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:



                                   ASSUMED      PURCHASE        MAXIMUM              GUARANTEED
 CONTRACT                          CONTRACT     PAYMENTS      ANNIVERSARY              INCOME
ANNIVERSARY                         VALUE      AND CREDITS    VALUE (MAV)(1)    BENEFIT BASE - MAV(2)
-----------------------------------------------------------------------------------------------------
    1                              $109,000     $101,000         $109,000             $109,000
    2                               127,000         none          127,000              127,000
    3                               134,000         none          134,000              134,000
    4                               153,000         none          153,000              153,000
    5                                86,000         none          153,000              153,000
    6                               122,000         none          153,000              153,000
    7                               141,000         none          153,000              153,000
    8                               155,000         none          155,000              155,000
    9                               142,000         none          155,000              155,000
   10                               176,000         none          176,000              176,000
   11                               143,000         none          176,000              176,000
   12                               150,000         none          176,000              176,000
   13                               211,000         none          211,000              211,000
   14                               201,000         none          211,000              211,000
   15                               206,000         none          211,000              211,000



(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
77 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:



                                           STANDARD PROVISIONS                   IAB - MAV PROVISIONS
 CONTRACT                          --------------------------------------------------------------------------
ANNIVERSARY                           ASSUMED        PLAN B - LIFE WITH     IAB - MAV      PLAN B - LIFE WITH
AT EXERCISE                        CONTRACT VALUE    10 YEARS CERTAIN*     BENEFIT BASE    10 YEARS CERTAIN*
-------------------------------------------------------------------------------------------------------------
    10                               $176,000            $  783.20           $176,000          $  783.20
    11                                143,000               652.08            176,000             802.56
    12                                150,000               702.00            176,000             823.68
    13                                211,000             1,012.80            211,000           1,012.80
    14                                201,000               990.93            211,000           1,040.23
    15                                206,000             1,042.36            211,000           1,067.66



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:



                                           STANDARD PROVISIONS                   IAB - MAV PROVISIONS
 CONTRACT                          ---------------------------------------------------------------------------
ANNIVERSARY                           ASSUMED          PLAN D - LAST         IAB - MAV       PLAN D - LAST
AT EXERCISE                        CONTRACT VALUE    SURVIVOR NO REFUND*   BENEFIT BASE    SURVIVOR NO REFUND*
--------------------------------------------------------------------------------------------------------------
    10                                $176,000             $630.08           $176,000           $ 630.08
    11                                 143,000              523.38            176,000             644.16
    12                                 150,000              561.00            176,000             658.24
    13                                 211,000              808.13            211,000             808.13
    14                                 201,000              789.93            211,000             829.23
    15                                 206,000              830.18            211,000             850.33



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
78 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:



                                                                                  GUARANTEED
                                                                                    INCOME
                                   ASSUMED      PURCHASE           5%           BENEFIT BASE -
 CONTRACT                          CONTRACT     PAYMENTS      ACCUMULATION      5% ACCUMULATION
ANNIVERSARY                         VALUE      AND CREDITS   BENEFIT BASE(1)    BENEFIT BASE(2)
-----------------------------------------------------------------------------------------------
    1                              $109,000     $101,000        $106,050           $109,000
    2                               127,000         none         111,353            127,000
    3                               134,000         none         116,920            134,000
    4                               153,000         none         122,766            153,000
    5                                86,000         none         128,904            128,904
    6                               122,000         none         135,350            135,350
    7                               141,000         none         142,117            142,117
    8                               155,000         none         149,223            155,000
    9                               142,000         none         156,684            156,684
   10                               176,000         none         164,518            176,000
   11                               143,000         none         172,744            172,744
   12                               150,000         none         181,381            181,381
   13                               211,000         none         190,451            211,000
   14                               201,000         none         199,973            201,000
   15                               206,000         none         209,972            209,972



(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:



                                            STANDARD PROVISIONS                 IAB - 5% RF PROVISIONS
 CONTRACT                          --------------------------------------------------------------------------
ANNIVERSARY                            ASSUMED       PLAN B - LIFE WITH    IAB - 5% RF     PLAN B - LIFE WITH
AT EXERCISE                        CONTRACT VALUE    10 YEARS CERTAIN*     BENEFIT BASE    10 YEARS CERTAIN*
-------------------------------------------------------------------------------------------------------------
    10                                $176,000           $  783.20           $176,000          $  783.20
    11                                 143,000              652.08            172,744             787.71
    12                                 150,000              702.00            181,381             848.87
    13                                 211,000            1,012.80            211,000           1,012.80
    14                                 201,000              990.93            201,000             990.93
    15                                 206,000            1,042.36            209,972           1,062.46



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


--------------------------------------------------------------------------------
79 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:



                                            STANDARD PROVISIONS                 IAB - 5% RF PROVISIONS
 CONTRACT                          ---------------------------------------------------------------------------
ANNIVERSARY                           ASSUMED          PLAN D - LAST       IAB - 5% RF       PLAN D - LAST
AT EXERCISE                        CONTRACT VALUE    SURVIVOR NO REFUND*   BENEFIT BASE    SURVIVOR NO REFUND*
--------------------------------------------------------------------------------------------------------------
    10                                $176,000             $630.08           $176,000           $630.08
    11                                 143,000              523.38            172,744            632.24
    12                                 150,000              561.00            181,381            678.37
    13                                 211,000              808.13            211,000            808.13
    14                                 201,000              789.93            201,000            789.93
    15                                 206,000              830.18            209,972            846.19



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

EXAMPLE -- INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:



                                                                                                  GUARANTEED
                                                                                                    INCOME
                                                                                                BENEFIT BASE -
                                                                                                  GREATER OF
                                   ASSUMED      PURCHASE        MAXIMUM            5%              MAV OR 5%
 CONTRACT                          CONTRACT     PAYMENTS      ANNIVERSARY     ACCUMULATION       ACCUMULATION
ANNIVERSARY                         VALUE      AND CREDITS     VALUE(1)      BENEFIT BASE(1)    BENEFIT BASE(2)
---------------------------------------------------------------------------------------------------------------
    1                              $109,000     $101,000       $109,000         $106,050           $109,000
    2                               127,000         none        127,000          111,353            127,000
    3                               134,000         none        134,000          116,920            134,000
    4                               153,000         none        153,000          122,766            153,000
    5                                86,000         none        153,000          128,904            153,000
    6                               122,000         none        153,000          135,350            153,000
    7                               141,000         none        153,000          142,117            153,000
    8                               155,000         none        155,000          149,223            155,000
    9                               142,000         none        155,000          156,684            156,684
   10                               176,000         none        176,000          164,518            176,000
   11                               143,000         none        176,000          172,744            176,000
   12                               150,000         none        176,000          181,381            181,381
   13                               211,000         none        211,000          190,451            211,000
   14                               201,000         none        211,000          199,973            211,000
   15                               206,000         none        211,000          209,972            211,000



(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
80 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PLAN B -- LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:



                                           STANDARD PROVISIONS                   IAB - MAX PROVISIONS
 CONTRACT                          --------------------------------------------------------------------------
ANNIVERSARY                           ASSUMED        PLAN B - LIFE WITH     IAB - MAX      PLAN B - LIFE WITH
AT EXERCISE                        CONTRACT VALUE    10 YEARS CERTAIN*     BENEFIT BASE    10 YEARS CERTAIN*
-------------------------------------------------------------------------------------------------------------
    10                                $176,000           $  783.20           $176,000          $  783.20
    11                                 143,000              652.08            176,000             802.56
    12                                 150,000              702.00            181,381             848.87
    13                                 211,000            1,012.80            211,000           1,012.80
    14                                 201,000              990.93            211,000           1,040.23
    15                                 206,000            1,042.36            211,000           1,067.66



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:



                                            STANDARD PROVISIONS                   IAB - MAX PROVISIONS
 CONTRACT                          ---------------------------------------------------------------------------
ANNIVERSARY                           ASSUMED          PLAN D - LAST        IAB - MAX         PLAN D - LAST
AT EXERCISE                        CONTRACT VALUE    SURVIVOR NO REFUND*   BENEFIT BASE    SURVIVOR NO REFUND*
--------------------------------------------------------------------------------------------------------------
   10                                 $176,000            $ 630.08           $176,000          $ 630.08
   11                                  143,000              523.38            176,000            644.16
   12                                  150,000              561.00            181,381            678.37
   13                                  211,000              808.13            211,000            808.13
   14                                  201,000              789.93            211,000            829.23
   15                                  206,000              830.18            211,000            850.33



* The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
81 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX I: CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each price level is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2005.

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                           2005   2004
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.07  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          76      6
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.13  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.09  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          18      2
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/15/2004)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.05  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          15     --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.07  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         --      --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.22  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         126      3
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                $1.01  $1.00
Accumulation unit value at end of period                                                      $1.01  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                         241      7
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                $1.06  $1.00
Accumulation unit value at end of period                                                      $1.18  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.04  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         191      5
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           3     --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                                $1.00  $1.00
Accumulation unit value at end of period                                                      $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                          63      3

* COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON
  APRIL 28, 2006. ON MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH
  YIELD FUND, VARIABLE SERIES, CLASS B.


--------------------------------------------------------------------------------
82 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2005   2004
----------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                                $1.06  $1.00
Accumulation unit value at end of period                                                      $1.10  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.12  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           9     --
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.05  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          46      1
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.05  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.16  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.19  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         496      6
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.06  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                           3     --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.00  $1.00
Accumulation unit value at end of period                                                      $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                         206      3
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.23  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          43     --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.23  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          33      3
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.04  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.05  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           3     --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           8     --
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.14  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          --     --


--------------------------------------------------------------------------------
83 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2005   2004
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.00  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          82      2
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.12  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.17  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         105      3
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.07  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.08  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.04  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                           5     --
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                $1.06  $1.00
Accumulation unit value at end of period                                                      $1.22  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.06  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                         139      4
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.07  $1.00
Accumulation unit value at end of period                                                      $1.21  $1.07
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.13  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          62     --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.03  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                         265      5
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.16  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           2     --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.06  $1.00
Accumulation unit value at end of period                                                      $1.17  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.12  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           2     --


--------------------------------------------------------------------------------
84 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2005   2004
----------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.06  $1.00
Accumulation unit value at end of period                                                      $1.17  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                $1.00  $1.00
Accumulation unit value at end of period                                                      $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                         105     --

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT
  DEC. 31, 2005 WERE 2.46% AND 2.49%, RESPECTIVELY

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                $1.00  $1.00
Accumulation unit value at end of period                                                      $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                          10     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.18  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         198     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                $1.08  $1.00
Accumulation unit value at end of period                                                      $1.43  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                          79      2
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.11  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                $1.01  $1.00
Accumulation unit value at end of period                                                      $1.04  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          35     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                $1.01  $1.00
Accumulation unit value at end of period                                                      $1.03  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                $1.06  $1.00
Accumulation unit value at end of period                                                      $1.19  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.08  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          87      9

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.07  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          --     --


--------------------------------------------------------------------------------
85 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2005   2004
----------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.13  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                $1.01  $1.00
Accumulation unit value at end of period                                                      $1.02  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          --     --

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.06  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.04  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                $1.00  $1.00
Accumulation unit value at end of period                                                      $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                          25     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.10  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         149      5
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         343      8
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.22  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          20     --
WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                $1.09  $1.00
Accumulation unit value at end of period                                                      $1.30  $1.09
Number of accumulation units outstanding at end of period (000 omitted)                         115      4
WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.14  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          82      2


--------------------------------------------------------------------------------
86 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                           2005   2004
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.07  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           6      1
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.13  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.08  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                           2     --
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/15/2004)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.04  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.21  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          28      1
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                $1.01  $1.00
Accumulation unit value at end of period                                                      $1.01  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          50      3
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                $1.06  $1.00
Accumulation unit value at end of period                                                      $1.18  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.03  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          36     --
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                                $1.00  $1.00
Accumulation unit value at end of period                                                      $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                          16      1

* COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON
  APRIL 28, 2006. ON MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH
  YIELD FUND, VARIABLE SERIES, CLASS B

COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                                $1.06  $1.00
Accumulation unit value at end of period                                                      $1.09  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.11  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          --     --


--------------------------------------------------------------------------------
87 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2005   2004
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.04  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                           8     --
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.04  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.15  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.18  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         105     43
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.06  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.00  $1.00
Accumulation unit value at end of period                                                      $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                          52      3
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.22  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          12     --
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.23  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           3     --
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.03  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.04  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.06  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.13  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          33     33
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.00  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          19      1
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.11  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          --     --


--------------------------------------------------------------------------------
88 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2005   2004
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.16  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          18     --
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.03  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                $1.06  $1.00
Accumulation unit value at end of period                                                      $1.21  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.05  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          63     35
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.07  $1.00
Accumulation unit value at end of period                                                      $1.20  $1.07
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.13  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.03  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          61     27
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.15  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.16  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.11  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.06  $1.00
Accumulation unit value at end of period                                                      $1.17  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                          --     --


--------------------------------------------------------------------------------
89 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2005   2004
----------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                $1.00  $1.00
Accumulation unit value at end of period                                                      $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                           4      1

* THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT
  DEC. 31, 2005 WERE 1.87% AND 1.89%, RESPECTIVELY

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                $1.00  $1.00
Accumulation unit value at end of period                                                      $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.17  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          51     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                $1.08  $1.00
Accumulation unit value at end of period                                                      $1.42  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                          15     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.10  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                                $1.01  $1.00
Accumulation unit value at end of period                                                      $1.03  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                           9      1
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                                $1.01  $1.00
Accumulation unit value at end of period                                                      $1.02  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                $1.06  $1.00
Accumulation unit value at end of period                                                      $1.18  $1.06
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.07  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          15      2

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.06  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.12  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          --     --


--------------------------------------------------------------------------------
90 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                           2005   2004
----------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                $1.01  $1.00
Accumulation unit value at end of period                                                      $1.01  $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          --     --

* RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                $1.02  $1.00
Accumulation unit value at end of period                                                      $1.05  $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.03  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                $1.00  $1.00
Accumulation unit value at end of period                                                      $1.00  $1.00
Number of accumulation units outstanding at end of period (000 omitted)                          --     --
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.09  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          29     --
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.03  $1.00
Accumulation unit value at end of period                                                      $1.05  $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          72      1
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.05  $1.00
Accumulation unit value at end of period                                                      $1.21  $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           4      1
WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                $1.08  $1.00
Accumulation unit value at end of period                                                      $1.30  $1.08
Number of accumulation units outstanding at end of period (000 omitted)                          22     --
WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                $1.04  $1.00
Accumulation unit value at end of period                                                      $1.14  $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          17     --


--------------------------------------------------------------------------------
91 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts                                                 p. 3

Rating Agencies                                                             p. 4

Revenues Received During Calendar Year 2005                                 p. 4

Principal Underwriter                                                       p. 5

Independent Registered Public Accounting Firm                               p. 5

Condensed Financial Information (Unaudited)                                 p. 6

Financial Statements


--------------------------------------------------------------------------------
92 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN
   CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

[RIVERSOURCE(SM) ANNUITIES LOGO]

American Centurion Life Assurance Company
20 Madison Ave. Ext.
P.O. Box 5555
Albany, NY 12205-0555
(800) 504-0469


         Ameriprise Financial Services, Inc. (Distributor), Member NASD. RiverSource(SM) insurance and annuity products issued by American Centurion
      Life Assurance Company, Albany, NY, an Ameriprise Financial company.


            (C) 2006 Ameriprise Financial, Inc. All rights reserved.

45313 G (5/06)

PROSPECTUS


MAY 1, 2006

RIVERSOURCE

INNOVATIONS(SM) VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: AMERICAN CENTURION LIFE ASSURANCE COMPANY (AMERICAN CENTURION LIFE)

           20 Madison Avenue Ext.
           P.O. Box 5555
           Albany, NY 12205-5555
           Telephone: (800) 504-0469
           (Home Office)

           ACL VARIABLE ANNUITY ACCOUNT 2


NEW RIVERSOURCE INNOVATIONS(SM) VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


This prospectus contains information that you should know before investing. Prospectuses are also available for:


-  AIM Variable Insurance Funds, Series II Shares


-  AllianceBernstein Variable Products Series Fund, Inc. (Class B)

-  Fidelity(R) Variable Insurance Products Service Class 2

-  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

-  MFS(R) Variable Insurance Trust(SM) - Service Class

-  Oppenheimer Variable Account Funds - Service Shares

-  Putnam Variable Trust - Class IB Shares


-  RiverSource(SM) Variable Portfolio Funds (previously American
   Express(R) Variable Portfolio Funds)

Please read the prospectuses carefully and keep them for future reference.


The contract provides for purchase payment credits which we may reverse under certain circumstances. (See "Buying Your Contract -- Purchase Payment Credits.") Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Centurion Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. American Centurion Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Centurion Life and its affiliate companies offers several different annuities which your investment professional may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


--------------------------------------------------------------------------------
1 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                             3
THE CONTRACT IN BRIEF                                 4
EXPENSE SUMMARY                                       5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)           9
FINANCIAL STATEMENTS                                  9
THE VARIABLE ACCOUNT AND THE FUNDS                   10
THE ONE-YEAR FIXED ACCOUNT                           17
BUYING YOUR CONTRACT                                 17
CHARGES                                              19
VALUING YOUR INVESTMENT                              24
MAKING THE MOST OF YOUR CONTRACT                     25
WITHDRAWALS                                          30
TSA -- SPECIAL WITHDRAWAL PROVISIONS                 31
CHANGING OWNERSHIP                                   31
BENEFITS IN CASE OF DEATH                            32
OPTIONAL BENEFITS                                    35
THE ANNUITY PAYOUT PERIOD                            42
TAXES                                                44
VOTING RIGHTS                                        47
SUBSTITUTION OF INVESTMENTS                          47
ABOUT THE SERVICE PROVIDERS                          48
ADDITIONAL INFORMATION                               48
APPENDIX A: PERFORMANCE CREDIT RIDER
  ADJUSTED PARTIAL WITHDRAWAL                        49
APPENDIX B: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)                                        51
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                58



CORPORATE CONSOLIDATION

Later this year, American Centurion Life plans to merge into one of its affiliates, IDS Life Insurance Company of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of the surviving life insurance company to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


--------------------------------------------------------------------------------
2 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN CENTURION LIFE: In this prospectus, "we," "us," "our" and "ACL" refer to American Centurion Life Assurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 3.5% but you may request we substitute an assumed investment rate of 5.0%. The 5.0% assumed investment rate is not available for nonqualified plans with a five-year withdrawal charge schedule.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

-  Individual Retirement Annuities (IRAs) under Section 408(b) of the the Code

-  Roth IRAs under Section 408A of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

--------------------------------------------------------------------------------
3 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your investment professional or to our home office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits. (See "Buying Your Contract -- Purchase Payment Credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)

- the one-year fixed account, which earns interest at rates that we adjust periodically. (p. __)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. __)

MINIMUM PURCHASE PAYMENT

    $2,000 initial payment.
    $100 for additional payments.

MAXIMUM TOTAL PURCHASE PAYMENTS*
    $1,000,000


* This limit applies in total to all American Centurion Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. One-year fixed account transfers are subject to special restrictions. (p. __)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (p. __)


--------------------------------------------------------------------------------
4 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. __)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. __)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. __)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. The retirement date may not be earlier than 13 months from the contract date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. (p. __)

TAXES: Generally, income earned on your contract value grows tax deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. __)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE
(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal charge at the time of application.

                            WITHDRAWAL CHARGE SCHEDULE
          SEVEN-YEAR SCHEDULE                       FIVE-YEAR SCHEDULE
YEARS FROM PURCHASE   WITHDRAWAL CHARGE    YEARS FROM PURCHASE   WITHDRAWAL CHARGE
  PAYMENT RECEIPT        PERCENTAGE          PAYMENT RECEIPT        PERCENTAGE
         1                   8%                     1                   8%
         2                   8                      2                   7
         3                   7                      3                   6
         4                   7                      4                   4
         5                   6                      5                   2
         6                   5                      Thereafter          0
         7                   3
         Thereafter          0

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract is a qualified annuity with a seven-year withdrawal schedule, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. For a nonqualified annuity with a seven-year withdrawal schedule, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. If the original contract is a qualified annuity with a five-year withdrawal schedule, the discount rate we use in the calculation will be 5.16% if the assumed investment rate is 3.5% and 6.66% if the assumed investment rate is 5%. For a nonqualified annuity with a five-year withdrawal schedule, the discounted rate will be 5.41% if the assumed investment rate is 3.5% and 6.91% if the assumed investment rate is 5%. The 5.0% assumed investment rate is not available for nonqualified plans with a five-year withdrawal charge schedule. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

--------------------------------------------------------------------------------
5 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

You can choose a qualified or nonqualified contract, the length of your contract's withdrawal charge schedule and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.

                                             VARIABLE ACCOUNT       TOTAL MORTALITY AND    TOTAL VARIABLE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:     ADMINISTRATIVE CHARGE     EXPENSE RISK FEE      ACCOUNT EXPENSE
QUALIFIED ANNUITIES
ROP death benefit                                  0.15%                    0.85%               1.00%
MAV death benefit(1)                               0.15                     0.95                1.10

NONQUALIFIED ANNUITIES
ROP death benefit                                  0.15                     1.10                1.25
MAV death benefit(1)                               0.15                     1.20                1.35

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE:
QUALIFIED ANNUITIES
ROP death benefit                                  0.15                     1.15                1.30
MAV death benefit(1)                               0.15                     1.25                1.40

NONQUALIFIED ANNUITIES
ROP death benefit                                  0.15                     1.40                1.55
MAV death benefit(1)                               0.15                     1.50                1.65

(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect the MAV death benefit.

OTHER ANNUAL EXPENSES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                             $  40
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

GMIB - MAV                                                                         0.55%*
GMIB - 6% RISING FLOOR                                                             0.75%*
(As a percentage of the adjusted contract value charged annually on the contract anniversary.)

PERFORMANCE CREDIT RIDER (PCR) FEE                                                 0.15%*
(As a percentage of the contract value charged annually on the contract anniversary.)

* This fee applies only if you elect this optional feature.

--------------------------------------------------------------------------------
6 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(a)



                                                                  MINIMUM    MAXIMUM
Total expenses before fee waivers and/or expense reimbursements    0.53%      1.34%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                        GROSS TOTAL
                                                                     MANAGEMENT    12b-1     OTHER        ANNUAL
                                                                        FEES       FEES     EXPENSES     EXPENSES
AIM V.I. Basic Value Fund, Series II Shares                             0.72%      0.25%      0.30%       1.27%(1),(2)
AIM V.I. Capital Development Fund, Series II Shares                     0.75       0.25       0.34        1.34(1),(3)
AIM V.I. Core Equity Fund, Series II Shares                             0.60       0.25       0.27        1.12(1),(4)
AllianceBernstein VPS Balanced Shares Portfolio (Class B)               0.55       0.25       0.16        0.96(5)
(previously AllianceBernstein VP Total Return Portfolio (Class B))
AllianceBernstein VPS Global Technology Portfolio (Class B)             0.75       0.25       0.17        1.17(5)
AllianceBernstein VPS Growth and Income Portfolio (Class B)             0.55       0.25       0.05        0.85(5)
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)              0.75       0.25       0.06        1.06(5)
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                 0.57       0.25       0.09        0.91(6)
Fidelity(R) VIP Growth Portfolio Service Class 2                        0.57       0.25       0.10        0.92(6)
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                       0.57       0.25       0.12        0.94(6)
Fidelity(R) VIP Overseas Portfolio Service Class 2                      0.72       0.25       0.17        1.14(6)
FTVIPT Franklin Real Estate Fund - Class 2                              0.47       0.25       0.02        0.74(7),(8)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2               0.52       0.25       0.17        0.94(8),(9)
FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2          0.48       0.25       0.28        1.01(8),(9)
FTVIPT Mutual Shares Securities Fund - Class 2                          0.60       0.25       0.18        1.03(8)
FTVIPT Templeton Foreign Securities Fund - Class 2                      0.65       0.25       0.17        1.07(9)
MFS(R) Investors Growth Stock Series - Service Class                    0.75       0.25       0.15        1.15(10),(11)
MFS(R) New Discovery Series - Service Class                             0.90       0.25       0.16        1.31(10),(11)
MFS(R) Total Return Series - Service Class                              0.75       0.25       0.09        1.09(10),(11)
MFS(R) Utilities Series - Service Class                                 0.75       0.25       0.15        1.15(10),(11)
Oppenheimer Capital Appreciation Fund/VA, Service Shares                0.64       0.25       0.02        0.91(12)
Oppenheimer Global Securities Fund/VA, Service Shares                   0.63       0.25       0.04        0.92(12)
Oppenheimer High Income Fund/VA, Service Shares                         0.72       0.25       0.03        1.00(12)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares               0.74       0.25       0.05        1.04(12)
Oppenheimer Strategic Bond Fund/VA, Service Shares                      0.69       0.25       0.02        0.96(12)
Putnam VT Growth and Income Fund - Class IB Shares                      0.49       0.25       0.05        0.79(5)
Putnam VT International Equity Fund - Class IB Shares                   0.75       0.25       0.18        1.18(5)
Putnam VT Research Fund - Class IB Shares                               0.65       0.25       0.14        1.04(5)


--------------------------------------------------------------------------------
7 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                        GROSS TOTAL
                                                                      MANAGEMENT    12b-1     OTHER        ANNUAL
                                                                         FEES       FEES     EXPENSES     EXPENSES
Putnam VT Vista Fund - Class IB Shares                                   0.65%      0.25%      0.09%       0.99%(5)
RiverSource(SM) Variable Portfolio - Cash Management Fund                0.33       0.13       0.15        0.61(13),(14)
(previously AXP(R) Variable Portfolio - Cash Management Fund)
RiverSource(SM) Variable Portfolio - Diversified Bond Fund               0.47       0.13       0.17        0.77(13),(14)
(previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund      0.68       0.13       0.16        0.97(13),(14),(15)
(previously AXP(R) Variable Portfolio - Diversified Equity Income
  Fund)
RiverSource(SM) Variable Portfolio - Growth Fund                         0.66       0.13       0.17        0.96(13),(14),(15)
(previously AXP(R) Variable Portfolio - Growth Fund)
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund               0.56       0.13       0.14        0.83(13),(14),(15)
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                  0.22       0.13       0.18        0.53(13),(14),(16)
(previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government
  Fund                                                                   0.48       0.13       0.17        0.78(13),(14)
(previously AXP(R) Variable Portfolio - Short Duration U.S.
  Government Fund)
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                0.92       0.13       0.24        1.29(13),(14),(15),(16)
(previously AXP(R) Variable Portfolio - Partners Small Cap Value
  Fund)



(1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses of Series II shares to 1.45% of average daily nets assets. Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund, Series II Shares has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total operating expenses of Series II shares to 1.16% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007.
(2) Effective Jan. 1, 2005 through Dec. 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. With fee waivers, net expenses were 1.22% of average daily net assets for AIM V.I. Basic Value Fund, Series II Shares.
(3) Effective Jan. 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.
(4) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Core Equity Fund, Series II Shares, the "Gross total annual expenses" have been restated to reflect such reorganization.
(5) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.
(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the net expenses would have been 0.89% for Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2, 0.88% for Fidelity(R) VIP Growth Portfolio Service Class 2, 0.89% for Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.07% for Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.
(7) The Fund's administration fee is paid indirectly through the management fee.
(8) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
(9) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.05%) and 0.89%, respectively for FTVIPT Franklin Small Cap Value Securities Fund - Class 2, (0.02%) and 0.99%, respectively for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2 and (0.05%) and 1.02%, respectively for FTVIPT Templeton Foreign Securities Fund - Class 2.
(10) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).
(11) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Gross total annual expenses" would be lower.
(12) Expenses may vary in future years. "Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2005, the transfer agent fees did not exceed the expense limitation described above.
(13) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.
(14) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


--------------------------------------------------------------------------------
8 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

(15) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund and 0.04% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.08% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund and 0.06% for RiverSource(SM) Variable Portfolio - Growth Fund.
(16) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed:
     0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund and 1.25% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV death benefit and the GMIB - 6% Rising Floor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                       IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                               IF YOU WITHDRAW YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                         AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                     1 YEAR     3 YEARS     5 YEARS    10 YEARS   1 YEAR   3 YEARS    5 YEARS   10 YEARS
Seven-year withdrawal charge schedule   $1,154.14   $1,777.98  $2,423.10  $3,783.10  $354.14  $1,077.98  $1,823.10  $3,783.10
Five-year withdrawal charge schedule     1,184.89    1,768.01   2,169.26   4,054.49   384.89   1,168.01   1,969.26   4,054.49

QUALIFIED ANNUITY                         1 YEAR     3 YEARS    5 YEARS   10 YEARS    1 YEAR   3 YEARS    5 YEARS    10 YEARS
Seven-year withdrawal charge schedule   $1,128.51   $1,702.53  $2,299.87  $3,550.58  $328.51  $1,002.53  $1,699.87  $3,550.58
Five-year withdrawal charge schedule     1,159.26    1,693.03   2,047.59   3,828.91   359.26   1,093.03   1,847.59   3,828.91



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP death benefit and you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                       IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                               IF YOU WITHDRAW YOUR CONTRACT          OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                         AT THE END OF THE APPLICABLE TIME PERIOD:   AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                     1 YEAR      3 YEARS    5 YEARS   10 YEARS    1 YEAR   3 YEARS    5 YEARS   10 YEARS
Seven-year withdrawal charge schedule   $  983.99   $1,269.59  $1,579.95  $2,124.83  $183.99   $569.59   $  979.95  $2,124.83
Five-year withdrawal charge schedule     1,014.74    1,262.76   1,336.72   2,445.08   214.74    662.76    1,136.72   2,445.08

QUALIFIED ANNUITY                        1 YEAR      3 YEARS    5 YEARS   10 YEARS    1 YEAR   3 YEARS    5 YEARS   10 YEARS
Seven-year withdrawal charge schedule     $958.36   $1,191.50  $1,447.80  $1,850.65  $158.36   $491.50   $  847.80  $1,850.65
Five-year withdrawal charge schedule       989.11    1,185.16   1,206.21   2,178.86   189.11    585.16    1,006.21   2,178.86



* In these examples, the $40 contract administrative charge is approximated as a .015% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


CONDENSED FINANCIAL INFORMATION


You can find unaudited condensed financial information for the subaccounts in Appendix B.



FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.


--------------------------------------------------------------------------------
9 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


VARIABLE ACCOUNT. The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Centurion Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Code (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.


   - INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

   - FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

   - ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

   -  REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
      INTEREST: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

      We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (unaffiliated funds) currently ranges up to 0.50% of the average daily net assets invested in the fund through this and other contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but


--------------------------------------------------------------------------------
10 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS
      not limited to publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

      The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

      The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

      Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.

   - WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

      - Compensating, training and educating investment professionals who sell the contracts.

      - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

      - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

      - Providing sub-transfer agency and shareholder servicing to contract owners.

      - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

      - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

     - Subaccounting, transaction processing, recordkeeping and administration.

   - SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

   - SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
11 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

You may allocate purchase payments or transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:



FUND                            INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISER
AIM V.I. Basic Value Fund,      Long-term growth of capital. Invests at least 65%   A I M Advisors, Inc.
Series II Shares                of its total assets in equity securities of U.S.
                                issuers that have market capitalizations of
                                greater than $500 million and are believed to be
                                undervalued in relation to long-term earning power
                                or other factors. The fund may invest up to 25% of
                                its total assets in foreign securities.

AIM V.I. Capital                Long-term growth of capital. Invests primarily in   A I M Advisors, Inc.
Development Fund,               securities (including common stocks, convertible
Series II Shares                securities and bonds) of small- and medium-sized
                                companies. The Fund may invest up to 25% of its
                                total assets in foreign securities.

AIM V.I. Core Equity Fund,      Growth of capital. Invests normally at least 80%    A I M Advisors, Inc.
Series II Shares                of its net assets, plus the amount of any
                                borrowings for investment purposes, in equity
                                securities, including convertible securities of
                                established companies that have long-term
                                above-average growth in earnings and dividends and
                                growth companies that are believed to have the
                                potential for above-average growth in earnings and
                                dividends. The Fund may invest up to 25% of its
                                total assets in foreign securities.

AllianceBernstein VPS           Total return consistent with reasonable risk,       AllianceBernstein L.P.
Balanced Shares Portfolio       through a combination of income and longer-term
(Class B)                       growth of capital. Invests primarily in U.S.
                                government and agency obligations, bonds,
                                fixed-income senior securities (including
                                short-and long-term debt securities and preferred
                                stocks to the extent their value is attributable
                                to their fixed-income characteristics), and common
                                stocks.

AllianceBernstein VPS           Long-term growth of capital. The Fund invests at    AllianceBernstein L.P.
Global Technology Portfolio     least 80% of its net assets in securities of
(Class B)                       companies that use technology extensively in the
                                development of new or improved products or
                                processes. Invests in a global portfolio of
                                securities of U.S. and foreign companies selected
                                for their growth potential.

AllianceBernstein VPS           Long-term growth of capital. Invests primarily in   AllianceBernstein L.P.
Growth and Income               dividend-paying common stocks of large,
Portfolio (Class B)             well-established, "blue chip" companies.

AllianceBernstein VPS           Long-term growth of capital. Invests primarily in   AllianceBernstein L.P.
Large Cap Growth Portfolio      equity securities of U.S. companies. Unlike most
(Class B)                       equity funds, the Portfolio focuses on a
                                relatively small number of intensively researched
                                companies.

Fidelity(R) VIP Contrafund(R)   Seeks long-term capital appreciation. Normally      Fidelity Management & Research
Portfolio Service Class 2       invests primarily in common stocks. Invests in      Company (FMR), investment
                                securities of companies whose value it believes is  manager; FMR U.K. and FMR Far
                                not fully recognized by the public. Invests in      East, sub-investment advisers.
                                either "growth" stocks or "value" stocks or both.
                                The fund invests in domestic and foreign issuers.


--------------------------------------------------------------------------------
12 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISER
Fidelity(R) VIP Growth          Seeks to achieve capital appreciation. Normally     Fidelity Management & Research
Portfolio Service Class 2       invests primarily in common stocks. Invests in      Company (FMR), investment
                                companies that it believes have above-average       manager; FMR U.K., FMR Far
                                growth potential (stocks of these companies are     East, sub-investment advisers.
                                often called "growth" stocks). The Fund invests in
                                domestic and foreign issuers.

Fidelity(R) VIP Mid Cap         Long-term growth of capital. Normally invests       Fidelity Management & Research
Portfolio Service Class 2       primarily in common stocks. Normally invests at     Company (FMR), investment
                                least 80% of assets in securities of companies      manager; FMR U.K., FMR Far
                                with medium market capitalizations. May invest in   East, sub-investment advisers.
                                companies with smaller or larger market
                                capitalizations. Invests in domestic and foreign
                                issuers. The Fund invests in either "growth" or
                                "value" common stocks or both.

Fidelity(R) VIP Overseas        Long-term growth of capital. Normally invests       Fidelity Management & Research
Portfolio Service Class 2       primarily in common stocks of foreign securities.   Company (FMR), investment
                                Normally invests at least 80% of assets in          manager; FMR U.K., FMR Far
                                non-U.S. securities.                                East, Fidelity International
                                                                                    Investment Advisors (FIIA) and
                                                                                    FIIA U.K., sub-investment
                                                                                    advisers.

FTVIPT Franklin Real            Seeks capital appreciation, with current income as  Franklin Advisers, Inc.
Estate Fund - Class 2           a secondary goal. The Fund normally invests at
                                least 80% of its net assets in investments of
                                companies operating in the real estate sector.

FTVIPT Franklin Small Cap       Seeks long-term total return. The Fund normally     Franklin Advisory Services,
Value Securities Fund -         invests at least 80% of its net assets in           LLC
Class 2                         investments of small capitalization companies, and
                                normally invests predominantly in equity
                                securities. For this Fund, small-capitalization
                                companies are those with market capitalization
                                values not exceeding $2.5 billion, at the time of
                                purchase. The Fund invests mainly in equity
                                securities of companies that the manager believes
                                are undervalued.

FTVIPT Franklin                 Seeks long-term capital growth. The Fund normally   Franklin Advisers, Inc.
Small-Mid Cap Growth            invests at least 80% of its net assets in
Securities Fund - Class 2       investments of small capitalization (small cap)
                                and mid capitalization (mid cap) companies. For
                                this Fund, small-cap companies are those with
                                market capitalization values not exceeding $1.5
                                billion or the highest market capitalization value
                                in the Russell 2000(R) Index, whichever is
                                greater, at the time of purchase; and mid cap
                                companies are companies with market capitalization
                                values not exceeding $8.5 billion at the time of
                                purchase.

FTVIPT Mutual Shares            Seeks capital appreciation, with income as a        Franklin Mutual Advisers, LLC
Securities Fund - Class 2       secondary goal. The Fund normally invests mainly
                                in equity securities that the manager believes are
                                undervalued. The Fund normally invests primarily
                                in undervalued stocks and to a lesser extent in
                                risk arbitrage securities and distressed
                                companies.

FTVIPT Templeton Foreign        Long-term capital growth. The Fund normally         Templeton Investment Counsel, LLC
Securities Fund - Class 2       invests at least 80% of its net assets in
                                investments of issuers located outside the U.S.,
                                including those in emerging markets.


--------------------------------------------------------------------------------
13 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISER
MFS(R) Investors Growth         Long-term growth of capital and future income.      MFS Investment Management(R)
Stock Series - Service Class    Invests at least 80% of its net assets in common
                                stocks and related securities of companies which
                                MFS(R) believes offer better than average
                                prospects for long-term growth.

MFS(R) New Discovery            Capital appreciation. Invests at least 65% of its   MFS Investment Management(R)
Series - Service Class          net assets in equity securities of emerging growth
                                companies.

MFS(R) Total Return Series -    Above-average income consistent with the prudent    MFS Investment Management(R)
Service Class                   employment of capital, with growth of capital and
                                income as a secondary objective. Invests primarily
                                in a combination of equity and fixed income
                                securities.

MFS(R) Utilities Series -       Capital growth and current income. Invests          MFS Investment Management(R)
Service Class                   primarily in equity and debt securities of
                                domestic and foreign companies in the utilities
                                industry.

Oppenheimer Capital             Capital appreciation. Invests in securities of      OppenheimerFunds, Inc.
Appreciation Fund/VA,           well-known, established companies.
Service Shares

Oppenheimer Global              Long-term capital appreciation. Invests mainly in   OppenheimerFunds, Inc.
Securities Fund/VA,             common stocks of U.S. and foreign issuers that are
Service Shares                  "growth-type" companies, cyclical industries and
                                special situations that are considered to have
                                appreciation possibilities.

Oppenheimer High Income         High level of current income. Invests in            OppenheimerFunds, Inc.
Fund/VA, Service Shares         high-yield fixed-income securities.

Oppenheimer Main Street         Seeks capital appreciation. Invests mainly in       OppenheimerFunds, Inc.
Small Cap Fund/VA,              common stocks of small-capitalization U.S.
Service Shares                  companies that the fund's investment manager
                                believes have favorable business trends or
                                prospects.

Oppenheimer Strategic           High level of current income principally derived    OppenheimerFunds, Inc.
Bond Fund/VA,                   from interest on debt securities. Invests mainly
Service Shares                  in three market sectors: debt securities of
                                foreign governments and companies, U.S. government
                                securities and lower-rated high yield securities
                                of U.S. and foreign companies.

Putnam VT Growth and            Seeks capital growth and current income. The fund   Putnam Investment Management,
Income Fund -                   pursues its goal by investing mainly in common      LLC
Class IB Shares                 stocks of U.S. companies, with a focus on value
                                stocks that offer the potential for capital
                                growth, current income or both.

Putnam VT International         Seeks capital appreciation. The fund pursues its    Putnam Investment Management,
Equity Fund -                   goal by investing mainly in common stocks of        LLC
Class IB Shares                 companies outside the United States that Putnam
                                Management believes have favorable investment
                                potential. Under normal circumstances, the fund
                                invests at least 80% of its net assets in equity
                                investments.


--------------------------------------------------------------------------------
14 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISER
Putnam VT Research              Seeks capital appreciation. The fund pursues its    Putnam Investment Management, LLC
Fund - Class IB Shares          goal by investing mainly in common stocks of U.S.
                                companies that Putnam Management thinks have the
                                greatest potential for capital appreciation with
                                stock prices that reflect a value lower than that
                                which Putnam Management places on the company, or
                                whose earnings Putnam Management believes are
                                likely to grow over time.

Putnam VT Vista Fund -          Seeks capital appreciation. The fund pursues its    Putnam Investment Management, LLC
Class IB Shares                 goal by investing mainly in common stocks of U.S.
                                companies, with a focus on growth stocks.

RiverSource Variable            Maximum current income consistent with liquidity    RiverSource Investments, LLC
Portfolio - Cash                and stability of principal. Invests primarily in    (RiverSource Investments)
Management Fund                 money market instruments, such as marketable debt
                                obligations issued by corporations or the U.S.
                                government or its agencies, bank certificates of
                                deposit, bankers' acceptances, letters of credit,
                                and commercial paper, including asset-backed
                                commercial paper.

RiverSource Variable            High level of current income while attempting to    RiverSource Investments
Portfolio - Diversified         conserve the value of the investment and
Bond Fund                       continuing a high level of income for the longest
                                period of time. Under normal market conditions,
                                the Fund invests at least 80% of its net assets in
                                bonds and other debt securities. At least 50% of
                                the Fund's net assets will be invested in
                                securities like those included in the Lehman
                                Brothers Aggregate Bond Index (Index), which are
                                investment grade and denominated in U.S. dollars.
                                The Index includes securities issued by the U.S.
                                government, corporate bonds, and mortgage- and
                                asset-backed securities. Although the Fund
                                emphasizes high- and medium-quality debt
                                securities, it will assume some credit risk to
                                achieve higher yield and/or capital appreciation
                                by buying lower-quality (junk) bonds.

RiverSource Variable            High level of current income and, as a secondary    RiverSource Investments
Portfolio - Diversified         goal, steady growth of capital. Under normal
Equity Income Fund              market conditions, the Fund invests at least 80%
                                of its net assets in dividend-paying common and
                                preferred stocks.

RiverSource Variable            Long-term capital growth. Invests primarily in      RiverSource Investments
Portfolio - Growth Fund         common stocks and securities convertible into
                                common stocks that appear to offer growth
                                opportunities. These growth opportunities could
                                result from new management, market developments,
                                or technological superiority. The Fund may invest
                                up to 25% of its total assets in foreign
                                investments.

RiverSource Variable            Capital appreciation. Under normal market           RiverSource Investments
Portfolio - Large Cap           conditions, the Fund invests at least 80% of its
Equity Fund                     net assets in equity securities of companies with
                                market capitalization greater than $5 billion at
                                the time of purchase.


--------------------------------------------------------------------------------
15 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

FUND                            INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISER
RiverSource Variable            Long-term capital appreciation. The Fund seeks to   RiverSource Investments
Portfolio - S&P 500             provide investment results that correspond to the
Index Fund                      total return (the combination of appreciation and
                                income) of large-capitalization stocks of U.S.
                                companies. The Fund invests in common stocks
                                included in the Standard & Poor's 500 Composite
                                Stock Price Index (S&P 500). The S&P 500 is made
                                up primarily of large-capitalization companies
                                that represent a broad spectrum of the U.S.
                                economy.

RiverSource Variable            A high level of current income and safety of        RiverSource Investments
Portfolio - Short Duration      principal consistent with an investment in U.S.
U.S. Government Fund            government and government agency securities. Under
                                normal market conditions, at least 80% of the
                                Fund's net assets are invested in securities
                                issued or guaranteed as to principal and interest
                                by the U.S. government, its agencies or
                                instrumentalities.

RiverSource Variable            Long-term capital appreciation. Invests primarily   RiverSource Investments,
Portfolio - Small Cap           in equity securities. Under normal market           adviser; Goldman Sachs Asset
Value Fund                      conditions, at least 80% of the Fund's net assets   Management, L.P., Royce &
                                will be invested in small cap companies with        Associates, LLC, Donald Smith
                                market capitalization, at the time of investment,   & Co., Inc., Franklin
                                of up to $2.5 billion or that fall within the       Portfolio Associates LLC and
                                range of the Russell 2000(R) Value Index.           Barrow, Hanley, Mewhinney &
                                                                                    Strauss, Inc., subadvisers.


--------------------------------------------------------------------------------
16 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

THE ONE-YEAR FIXED ACCOUNT


You may allocate purchase payments or transfer accumulated value to the one-year fixed account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter, we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Centurion Life annuities, product design, competition, and American Centurion Life's revenues and expenses. The guaranteed minimum interest rate offered may vary by state but will not be lower than state law allows.


Interest in the one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger.

When you applied, you selected:

-  the one-year fixed account and/or subaccounts in which you want to invest;

-  how you want to make purchase payments;

-  the optional MAV death benefit(1);

-  the optional GMIB - MAV rider(2);

-  the optional GMIB - 6% Rising Floor rider(2);

-  the optional Performance Credit Rider(2);

-  the length of the withdrawal charge schedule (5 or 7 years); and

-  a beneficiary.

(1) Available if both you and the annuitant are 79 or younger at contract issue. If you select a GMIB rider, you must elect the MAV death benefit.

(2) If you select the PCR, you cannot add a GMIB rider. You may select a GMIB rider if the annuitant is 75 or younger at contract issue. The GMIB is not available with ROP death benefit.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the one-year fixed account in even 1% increments. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.


We applied your initial purchase payment to the one-year fixed account and subaccounts you selected within two business days after we received it at our home office. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


You may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

--------------------------------------------------------------------------------
17 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin. The retirement date may not be earlier than 13 months after the contract effectiveness date.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, THE RETIREMENT DATE MUST BE:

-  no later than the annuitant's 90th birthday.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, TO COMPLY WITH IRS REGULATIONS, THE RETIREMENT DATE GENERALLY MUST BE:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified plans, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2.

If you satisfy your required minimum distribution in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 90th birthday, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)


MINIMUM PURCHASE PAYMENTS

     $2,000 initial payment.
     $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS*

     $1,000,000

* This limit applies in total to all American Centurion Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to our home office:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXT.
P.O. BOX 5555
ALBANY, NY 12205-5555

--------------------------------------------------------------------------------
18 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.

We apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately.

We allocate the credit to the one-year fixed account and subaccounts in the same proportions as your purchase payment.

We fund the credit from our general account. Credits are not considered to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds). The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first five or seven years, depending on the withdrawal charge schedule you choose. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available because of lower distribution and other expenses associated with larger-sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the subaccounts and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year. In no instance will the charge from the one-year fixed account exceed $30 in any contract year.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the one-year fixed account. We cannot increase these fees.

These fees are based on whether the contract is a qualified annuity or a nonqualified annuity, the withdrawal charge schedule and the death benefit that applies to your contract.

                                         QUALIFIED ANNUITIES    NONQUALIFIED ANNUITIES
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
ROP death benefit                               0.85%                     1.10%
MAV death benefit                               0.95                      1.20

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE:
ROP death benefit                               1.15                      1.40
MAV death benefit                               1.25                      1.50

--------------------------------------------------------------------------------
19 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.


We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed below, will cover sales and distribution expenses.


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge an annual fee for this optional feature only if you select it. There are two GMIB rider options available under your contract (see "Guaranteed Minimum Income Benefit Rider"). The fee for GMIB - MAV is currently 0.55% of the adjusted contract value. The fee for GMIB - 6% Rising Floor is currently 0.75% of the adjusted contract value. Depending on the GMIB rider option you choose, we deduct the appropriate fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and one-year fixed account in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to: (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that year.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase either GMIB fee after the rider effective date and it does not apply after annuity payouts begin or the GMIB terminates.

We calculate the fee as follows:

        GMIB - MAV                  0.55% x (CV + ST - FAV)
        GMIB - 6% RISING FLOOR      0.75% x (CV + ST - FAV)

    CV = contract value on the contract anniversary

    ST = transfers from the subaccounts to the one-year fixed account made during the six months before the contract anniversary.

   FAV = the value of the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the one-year fixed account.

EXAMPLE

- You purchase the contract with a payment of $50,000 on Jan. 1, 2004 and allocate all of your payment to the subaccounts.

- On Sept. 1, 2004 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2005 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

-  The GMIB fee for:

      GMIB - MAV is 0.55%; and
      GMIB - 6% RISING FLOOR is 0.75%.

We calculate the charge as follows:

   Contract value on the contract anniversary:                                  $ 73,250
   plus transfers from the subaccounts to the one-year fixed account
   in the six months before the contract anniversary:                            +15,000
   minus the value of the one-year fixed account on the contract anniversary:    -15,250
                                                                                --------
                                                                                $ 73,000

The GMIB fee charged to you:

   GMIB - MAV                                             (0.55% x $73,000) =   $401.50
   GMIB - 6% RISING FLOOR                                 (0.75% x $73,000) =   $547.50

--------------------------------------------------------------------------------
20 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.15% of your contract value for this optional feature if you select it(1). If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and the one-year fixed account in the same proportion as your interest bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to: (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that year.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

(1) If you select the PCR, you cannot add a GMIB rider.

WITHDRAWAL CHARGE

If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received less than six or eight years before the date of withdrawal, depending on the withdrawal charge schedule you select. You select the withdrawal charge period at the time of your application for contract. The withdrawal charge percentages that apply to you are shown in your contract.

Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, if you select the seven-year schedule, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 3%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below. The TFA is defined as the maximum of (a) and (b) where:


   (a) is 10% of your prior anniversary's contract value; and

   (b) is current contract earnings.


NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment and purchase payment credit to be the prior anniversary's contract value during the first contract year.


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

                 (ACV - XSF)
     PPW = XSF + ----------- X (PPNPW - XSF)
                 (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

--------------------------------------------------------------------------------
21 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected:

                            WITHDRAWAL CHARGE SCHEDULE
          SEVEN-YEAR SCHEDULE                         FIVE-YEAR SCHEDULE
YEARS FROM PURCHASE   WITHDRAWAL CHARGE    YEARS FROM PURCHASE   WITHDRAWAL CHARGE
  PAYMENT RECEIPT        PERCENTAGE          PAYMENT RECEIPT        PERCENTAGE
         1                   8%                     1                   8%
         2                   8                      2                   7
         3                   7                      3                   6
         4                   7                      4                   4
         5                   6                      5                   2
         6                   5                      Thereafter          0
         7                   3
         Thereafter          0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract is a qualified annuity with a seven-year withdrawal schedule, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. For a nonqualified annuity with a seven-year withdrawal schedule, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. If the original contract is a qualified annuity with a five-year withdrawal schedule, the discount rate we use in the calculation will be 5.16% if the assumed investment rate is 3.5% and 6.66% if the assumed investment rate is 5%. For a nonqualified annuity with a five-year withdrawal schedule, the discounted rate will be 5.41% if the assumed investment rate is 3.5% and 6.91% if the assumed investment rate is 5%. The 5.0% assumed investment rate is not available for nonqualified plans with a five-year withdrawal charge schedule. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE with this history:

- The contract date is Jan. 1, 2004 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and

-  We received these payments

   -  $10,000 Jan. 1, 2004;

   -  $8,000 Feb. 28, 2011;

   -  $6,000 Feb. 20, 2012; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2014 and made no other withdrawals during that contract year; and

-  The prior anniversary Jan. 1, 2013 contract value was $38,488.



WITHDRAWAL CHARGE   EXPLANATION
      $  0          $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
         0          $10,252.20 is contract earnings in excess of the 10% TFA
                    withdrawal amount withdrawn without withdrawal charge; and
         0          $10,000 Jan. 1, 2004 purchase payment was received eight or more years before withdrawal and is withdrawn without
                    withdrawal charge; and
       560          $8,000 Feb. 28, 2011 purchase payment is in its
                    fourth year from receipt, withdrawn with a 7%
                    withdrawal charge; and
       420          $6,000 Feb. 20, 2012 purchase payment is in its
                    third year from receipt withdrawn with a 7%
      ----          withdrawal charge.
      $980



Under the same scenario, the withdrawal charge on a contract with a FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE would be calculated:


--------------------------------------------------------------------------------
22 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

WITHDRAWAL CHARGE   EXPLANATION
      $  0          $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
         0          $10,252.20 is contract earnings in excess of the
                    10% TFA withdrawal amount withdrawn without withdrawal
                    charge; and
         0          $10,000 Jan. 1, 2004 purchase payment was received
                    six or more years before withdrawal and is
                    withdrawn without withdrawal charge; and
       320          $8,000 Feb. 28, 2011 purchase payment is in its
                    fourth year from receipt, withdrawn with a 4%
                    withdrawal charge; and
       360          $6,000 Feb. 20, 2012 purchase payment is in its third year
      ----          from receipt withdrawn with a 6% withdrawal charge.
      $680



WAIVER OF WITHDRAWAL CHARGES


We do not assess withdrawal charges for:

-  withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distribution amount calculated under your specific contract currently in force;

- contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

-  amounts we refund to you during the free look period;* and

-  death benefits.

* However, we will reverse certain purchase payment credits. (See "Buying Your Contract -- Purchase Payment Credits.")

POSSIBLE GROUP REDUCTIONS: In some cases, we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.


FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


--------------------------------------------------------------------------------
23 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

ONE-YEAR FIXED ACCOUNT

We value the amount you allocated to the one-year fixed account directly in dollars. The value of the one-year fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account plus any purchase payment credits allocated to the one-year fixed account;

-  plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

-  minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

   -  Guaranteed Minimum Income Benefit rider - MAV;

   -  Guaranteed Minimum Income Benefit rider - 6% Rising Floor; or

   -  Performance Credit rider.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  any purchase payment credits allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial withdrawals;

-  withdrawal charges;

and the deduction of a prorated portion of:

-  the contract administrative charge;

-  the fee for any of the following optional benefits you have selected:

   -  Guaranteed Minimum Income Benefit rider - MAV;

   -  Guaranteed Minimum Income Benefit rider - 6% Rising Floor; or

   -  Performance Credit rider.

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24 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE
ASSURANCE COMPANY -- PROSPECTUS

Accumulation unit values will fluctuate due to:

-  changes in fund net asset value;

-  fund dividends distributed to the subaccounts;

-  fund capital gains or losses;

-  fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account to one or more subaccounts. You can also obtain the benefits of dollar-cost averaging by setting up an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from the one-year fixed account into the subaccounts of your choice. If you participate in an Interest Sweep strategy, the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                         NUMBER
                                                               AMOUNT    ACCUMULATION   OF UNITS
                                                      MONTH   INVESTED    UNIT VALUE    PURCHASED
By investing an equal number
of dollars each month...                                Jan     $100         $20          5.00

                                                        Feb      100          18          5.56

you automatically buy                                   Mar      100          17          5.88
more units when the
per unit market price is low...    ---->                Apr      100          15          6.67

                                                        May      100          16          6.25

                                                        Jun      100          18          5.56

                                                        Jul      100          17          5.88

and fewer units                                         Aug      100          19          5.26
when the per unit
market price is high.              ---->               Sept      100          21          4.76

                                                        Oct      100          20          5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.


--------------------------------------------------------------------------------
25 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program, if available. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.

You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the one-year fixed account and/or subaccounts you select over the time period you select (either six or twelve months).

We reserve the right to credit a lower interest rate to each Special DCA account if you select the one-year fixed account as part of your Special DCA transfers. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.


We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your investment professional.

The special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


ASSET REBALANCING


You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.


--------------------------------------------------------------------------------
26 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the one-year fixed account.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our administrative office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our administrative office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:


- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.


IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:


-  requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

-  not accepting transfer requests of an agent acting under power of attorney;

-  limiting the dollar amount that you may transfer at any one time; or

-  suspending the transfer privilege.


Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the funds and harm contract owners.

--------------------------------------------------------------------------------
27 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


- Even if we determine that your transfer activity does not constitute market timing, under the market timing policies described above which we apply to transfers you make under the contract,it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction. For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the one-year fixed account will be enforced, and transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts will be effective on the valuation date we receive it.

- If you select a variable payout, once annuity payouts begin, you may make transfers once per contract year among the subaccounts, and we reserve the right to limit the number of subaccounts in which you may invest.

--------------------------------------------------------------------------------
28 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL


1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our home office:


AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXT.
P.O. BOX 5555
ALBANY, NY 12205-5555

MINIMUM AMOUNT
Transfers or withdrawals: $500 or entire account balance, if less

MAXIMUM AMOUNT
Transfers or withdrawals: Contract value or entire account balance


* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS


Your investment professional can help you set up automated transfers or partial withdrawals among your subaccounts or one-year fixed account.


You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

   For contracts with applications signed on or after June 16, 2003, the time limitations on transfers from the one-year fixed account will be enforced, and transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:   $100 monthly
                            $250 quarterly, semiannually or annually

MAXIMUM AMOUNT
Transfers or withdrawals:   None (except for automatic transfers from the
                            one-year fixed account).

--------------------------------------------------------------------------------
29 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

3 BY PHONE

Call between 8:00 a.m. and 4:30 p.m. Eastern time:
(800) 504-0469

MINIMUM AMOUNT
Transfers or withdrawals:   $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                  Contract value or entire account balance
Withdrawals:                $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our home office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay contract charges, withdrawal charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see "Optional Benefits"). In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES


If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount and the one-year fixed account must be either zero or at least $50.


RECEIVING PAYMENT

By regular or express mail:

-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   - the withdrawal amount includes a purchase payment check that has not cleared;

   -  the NYSE is closed, except for normal holiday and weekend closings;

   -  trading on the NYSE is restricted, according to SEC rules;

   - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   - the SEC permits us to delay payment for the protection of security holders.

--------------------------------------------------------------------------------
30 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -  you are at least age 59 1/2;

   -  you are disabled as defined in the Code;

   -  you severed employment with the employer who purchased the contract; or

   -  the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have a GMIB, the rider will terminate upon transfer of ownership of your annuity contract (see "Optional Benefits").

--------------------------------------------------------------------------------
31 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

BENEFITS IN CASE OF DEATH

There are two death benefit options under your contract:

-  Return of Purchase Payments death benefit (ROP); and

-  Maximum Anniversary Value death benefit (MAV).

If both you and the annuitant are 79 or younger at contract issue, you can select either the ROP or the MAV death benefit on your application. If either you or the annuitant are 80 or older at contract issue, the ROP will apply. If you choose to add a Guaranteed Minimum Income Benefit rider, you must elect the MAV death benefit. Once you select a death benefit option, you cannot change it. We show the option that applies in your contract. The combination of the contract, withdrawal charge schedule and death benefit option you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under both options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following:

1. contract value; or

2. purchase payment floor -- total purchase payments, plus purchase payment credits minus adjusted withdrawals.

                                                 PW X DB
   DEATH BENEFIT ADJUSTED PARTIAL WITHDRAWALS  = -------
                                                    CV

     PW = the partial withdrawal including any withdrawal charge.

     DB = the death benefit on the date of (but prior to) the partial withdrawal.

     CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2004.

-  On Jan. 1, 2005 you make an additional purchase payment of $5,000.

- On March 1, 2005 the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

-  On March 1, 2006 the contract value grows to $23,000.

   We calculate the ROP death benefit on March 1, 2006 as follows:

     Contract value at death:                                             $23,000.00
                                                                          ==========
     Purchase payments and purchase payment credits minus
     adjusted partial withdrawals:
       Total purchase payments and purchase payment credits:              $25,000.00
       minus adjusted partial withdrawals calculated as:
       $1,500 x $25,000
       ---------------- =                                                  -1,704.55
           $22,000                                                        ----------
       for a death benefit of:                                            $23,295.45
                                                                          ==========
     ROP death benefit, calculated as the greatest of these two values:   $23,295.45

--------------------------------------------------------------------------------
32 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation.


If both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract at the time of purchase. Once you select the MAV death benefit you may not cancel it. If you choose to add the Guaranteed Minimum Income Benefit rider to your contract, you must elect the MAV death benefit.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts:

1. contract value;

2. purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the MAV on date of death.

MAXIMUM ANNIVERSARY VALUE (MAV): MAV is a value we calculate on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) purchase payment floor. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

EXAMPLE

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2004.

- On Jan. 1, 2005 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2005 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the MAV death benefit on March 1, 2005 as follows:

     Contract value at death:                                                   $20,500.00
                                                                                ==========
     Purchase payments and purchase payment credits minus
     adjusted partial withdrawals:
       Total purchase payments and purchase payment credits:                    $20,000.00
       minus the death benefit adjusted partial withdrawals, calculated as:
       $1,500 x $20,000
       ---------------- =                                                        -1,363.64
           $22,000                                                              ----------
       for a death benefit of:                                                  $18,636.36
                                                                                ==========
     The MAV immediately preceding the date of death plus:
       Greatest of your contract anniversary contract values:                   $24,000.00
       plus purchase payments and purchase payment credits
       made since the prior anniversary:                                             +0.00
       minus the death benefit adjusted partial withdrawals, calculated as:
       $1,500 x $24,000
       ---------------- =                                                        -1,636.36
           $22,000                                                              ----------
       for a death benefit of:                                                  $22,363.64
                                                                                ==========
     The MAV death benefit, calculated as the greatest of these
     three values, which is the MAV:                                            $22,363.64

--------------------------------------------------------------------------------
33 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you selected a GMIB rider (see "Optional Benefits"), it will terminate.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

   Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you selected a GMIB rider (see "Optional Benefits"), it will terminate.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and


   -  payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

--------------------------------------------------------------------------------
34 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

OPTIONAL BENEFITS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

There are two GMIB rider options available under your contract. Both GMIB riders are intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If you select either GMIB rider option:


-  you must hold the GMIB for 7 years;

- the GMIB rider terminates* on the contract anniversary after the annuitant's 86th birthday;

-  you can only exercise the GMIB within 30 days after a contract anniversary;
   and


-  there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday; however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


If you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the IRS must begin, you should consider whether the GMIB is appropriate for you. Partial withdrawals you take from the contract, including those taken to satisfy RMDs, will reduce the GMIB benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Consult a tax advisor before you purchase any GMIB with a qualified annuity, such as an IRA.

If the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional charge. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your investment professional whether either GMIB rider option is appropriate for your situation.


The amount of the fee is determined by the GMIB rider option you select (see "Charges - GMIB Rider Fee"). If you select a GMIB rider, you must also elect the MAV death benefit at the time you purchase your contract. You cannot add the PCR to your contract if you select a GMIB. The effective date of the GMIB rider will be the contract issue date.


In some instances, we may allow you to add a GMIB rider to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB rider on the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION: Under either GMIB rider, you may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts or the one-year fixed account. However, we will limit the amount you allocate to subaccounts investing in RiverSource(SM) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB rider if you have not satisfied the limitation after 60 days.


YOU MAY SELECT ONE OF THE FOLLOWING GMIB RIDER OPTIONS:

-  GMIB - Maximum Anniversary Value (MAV); or


-  GMIB - 6% Rising Floor.


GMIB - MAV

GMIB BENEFIT BASE:

If the GMIB - MAV is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1. contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the Maximum Anniversary Value (MAV) at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

MAV is a value we calculate on the first contract anniversary as the highest of:
(a) your current contract value, or (b) purchase payment floor. There is no MAV prior to the first contact anniversary. Every contract anniversary after that through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

Keep in mind, the MAV is limited at age 81.

--------------------------------------------------------------------------------
35 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

We will exclude from the GMIB benefit base any purchase payment and purchase payment credits made in the five years before you exercise the GMIB - MAV. We would do so only if such payments and credit total $50,000 or more or if they are 25% or more of total contract payments and credits. We will subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

  PMT X CVG
  ---------
     ECV

     PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB - MAV.

     CVG = current contract value at the time you exercise the GMIB - MAV.

     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

EXERCISING THE GMIB - MAV:

- you may only exercise the GMIB - MAV within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:

   -  Plan A - Life Annuity - no refund

   -  Plan B - Life Annuity with ten years certain

   -  Plan D - Joint and last survivor life annuity - no refund

-  You may change the annuitant for the payouts.

When you exercise your GMIB-MAV, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

  P SUB(t-1) (1 + i)
  ------------------ = P SUB(t)
        1.35

          P SUB(t-1)    = prior annuity payout

          P SUB(t)      = current annuity payout

          i             = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 3.5% assumed investment rate. If your subaccount performance equals 3.5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 3.5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 3.5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - MAV benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value of the MAV, purchase payment floor or the contract value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the GMIB - MAV annuity purchase described above. If the GMIB benefit base is greater than the contract value, the GMIB - MAV may provide a higher annuity payout level than is otherwise available. However, the GMIB - MAV uses guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - MAV may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - MAV, you will receive the higher standard payout. The GMIB - MAV does not create contract value or guarantee the performance of any investment option.

--------------------------------------------------------------------------------
36 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TERMINATING THE GMIB - MAV:

- You may terminate the GMIB - MAV within 30 days after the first rider anniversary.

- You may terminate the GMIB - MAV any time after the seventh rider anniversary.

-  The GMIB - MAV will terminate on the date:

   -  you make a full withdrawal from the contract;

   -  a death benefit is payable; or

   - you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB - MAV will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2004 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.

-  There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                           GMIB
ANNIVERSARY   CONTRACT VALUE   PURCHASE PAYMENTS      MAV      BENEFIT BASE
 1               $107,000           $101,000       $107,000
 2                125,000            101,000        125,000
 3                132,000            101,000        132,000
 4                150,000            101,000        150,000
 5                 85,000            101,000        150,000
 6                120,000            101,000        150,000
 7                138,000            101,000        150,000       $150,000
 8                152,000            101,000        152,000        152,000
 9                139,000            101,000        152,000        152,000
10                126,000            101,000        152,000        152,000
11                138,000            101,000        152,000        152,000
12                147,000            101,000        152,000        152,000
13                163,000            101,000        163,000        163,000
14                159,000            101,000        163,000        163,000
15                215,000            101,000        215,000        215,000

NOTE: The MAV value is limited at age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.


If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity option) would be:


                                                                       MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                            PLAN A -            PLAN B -        PLAN D - JOINT AND
ANNIVERSARY                 GMIB                 LIFE ANNUITY --   LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE             BENEFIT BASE                NO REFUND      TEN YEARS CERTAIN   ANNUITY -- NO REFUND
10            $152,000 (MAV)                       $  784.32           $  763.04             $627.76
15             215,000 (Contract Value = MAV)       1,268.50            1,210.45              982.55

--------------------------------------------------------------------------------
37 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

The payouts above are shown at guaranteed annuity rates of 3% as stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                          PLAN A -           PLAN B -         PLAN D - JOINT AND
ANNIVERSARY                    LIFE ANNUITY --   LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE   CONTRACT VALUE      NO REFUND      TEN YEARS CERTAIN   ANNUITY -- NO REFUND
10               $126,000        $  650.16           $  632.52              $520.38
15                215,000         1,268.50            1,210.45               982.55

In the above example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - MAV payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 3.5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 3.5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 3.5%, your variable annuity payout will decrease from the previous annuity payout.

GMIB - 6% RISING FLOOR

GMIB BENEFIT BASE:

If the GMIB - 6% Rising Floor is elected at contract issue, the GMIB benefit base is the greatest of these three values:

1. contract value;

2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or

3. the 6% rising floor.

6% RISING FLOOR: This is the sum of the value of the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:


- the initial purchase payments and purchase payment credits allocated to the subaccounts increased by 6%;

-  plus any subsequent amounts allocated to the subaccounts; and


-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% then adding any subsequent amounts allocated to the subaccounts and subtracting any adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

   6% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS = PWT X VAF
                                                               ---------
                                                                  SV

     PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.

     VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

      SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

Keep in mind that the 6% rising floor is limited at age 81.

We will exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:

- subtract each payment adjusted for market value from the contract value and credits.

- subtract each payment from the 6% rising floor. We adjust the payments made to the one-year fixed account for market value. We increase payments and credits allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

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38 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE
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

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the one-year fixed account value of the 6% rising floor as:

  PMT X CVG
  ---------
     ECV

     PMT = each purchase payment and purchase payment credit make in the five years before you exercise the GMIB.

     CVG = current contract value at the time you exercise the GMIB.

     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

  PMT X (1.06)[TO THE POWER OF CY]

     CY = the full number of contract years the payment has been in the contract.

EXERCISING THE GMIB - 6% RISING FLOOR:

- you may only exercise the GMIB - 6% Rising Floor within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant must be between 50 and 86 years old on the date the rider is exercised.

- you can only take an annuity payout under one of the following annuity payout plans:

   -  Plan A - Life Annuity - no refund

   -  Plan B - Life Annuity with ten years certain

   -  Plan D - Joint and last survivor life annuity - no refund

-  You may change the annuitant for the payouts.

When you exercise your GMIB - 6% Rising Floor, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts are calculated using the following formula:

  P SUB(t-1) (1 + i)
  ------------------ = P SUB(t)
         1.35

          P SUB(t-1)    = prior annuity payout

          P SUB(t)      = current annuity payout

          i             = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 3.5% assumed investment rate. If your subaccount performance equals 3.5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 3.5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 3.5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB - 6% Rising Floor benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base equal to the largest value. The GMIB benefit base is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB - 6% Rising Floor. If the GMIB benefit base is greater than the contract value, the GMIB - 6% Rising Floor may provide a higher annuity payout level than is otherwise available. However, the GMIB - 6% Rising Floor uses annuity purchase rates that may be more conservative than the annuity purchase rates than we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB - 6% Rising Floor may be less than the income the contract otherwise provided. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB - 6% Rising Floor, you will receive the higher standard payout. The GMIB - 6% Rising Floor does not create contract value or guarantee the performance of any investment option.

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39 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE
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

TERMINATING THE GMIB - 6% RISING FLOOR:

- You may terminate the GMIB - 6% Rising Floor within 30 days after the first rider anniversary.

- You may terminate the GMIB - 6% Rising Floor any time after the seventh rider anniversary.

-  The GMIB - 6% Rising Floor will terminate on the date:

   -  you make a full withdrawal from the contract;

   -  a death benefit is payable; or

   - you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB - 6% Rising Floor will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2004 and you allocate all of your purchase payment to the subaccounts.

-  There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                 GMIB
ANNIVERSARY   CONTRACT VALUE   PURCHASE PAYMENTS   6% RISING FLOOR   BENEFIT BASE
 1               $107,000           $100,000          $106,000
 2                125,000            100,000           112,360
 3                132,000            100,000           119,102
 4                150,000            100,000           126,248
 5                 85,000            100,000           133,823
 6                120,000            100,000           141,852
 7                138,000            100,000           150,363        $150,363
 8                152,000            100,000           159,388         159,388
 9                139,000            100,000           168,948         168,948
10                126,000            100,000           179,085         179,085
11                138,000            100,000           189,830         189,830
12                147,000            100,000           201,220         201,220
13                215,000            100,000           213,293         215,000
14                234,000            100,000           226,090         234,000
15                240,000            100,000           239,655         240,000

NOTE: The 6% Rising Floor value is limited at age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB - 6% Rising Floor.


If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity option) would be:


                                                                  MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                         PLAN A -          PLAN B -         PLAN D - JOINT AND
ANNIVERSARY              GMIB                LIFE ANNUITY --   LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE          BENEFIT BASE               NO REFUND      TEN YEARS CERTAIN   ANNUITY -- NO REFUND
10            $179,085 (6% Rising Floor)         $  872.14         $  850.65              $  691.27
15             240,000 (Contract Value)           1,346.40          1,286.40               1,034.40

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40 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE
ASSURANCE COMPANY -- PROSPECTUS

The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                      PLAN A -          PLAN B -         PLAN D - JOINT AND
ANNIVERSARY    CONTRACT   LIFE ANNUITY --   LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE     VALUE        NO REFUND      TEN YEARS CERTAIN   ANNUITY -- NO REFUND
10             $126,000     $  650.16           $  632.52             $  520.38
15              240,000      1,416.00            1,351.20              1,096.80

In this example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the GMIB - 6% Rising Floor payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 3.5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 3.5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 3.5%, your variable annuity payout will decrease from the previous annuity payout.

PERFORMANCE CREDIT RIDER (PCR)


The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your investment professional whether or not the PCR is appropriate for your situation. You cannot add the PCR if you select either GMIB rider option.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts or the one-year fixed account. However, we will limit the aggregate amount in the one-year fixed account and amounts you allocate to subaccounts investing in the RiverSource Variable Portfolio - Cash Management Fund to 10% of your total contract value. If you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.


TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.

                                              PW X TV
  TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS = -------
                                                 CV

     PW = the partial withdrawal including any applicable withdrawal charge.

     TV = the target value on the date of (but prior to) the partial withdrawal.

     CV = contract value on the date of (but prior to) the partial withdrawal.

EXERCISING THE PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary, we will add a PCR credit to your account equal to:

  5% X (PP - PCRPW - PP5)

        PP = total purchase payments and purchase payment credits.


     PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix A.


       PP5 = purchase payments and purchase payment credits made in the prior five years.

             We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

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41 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE
ASSURANCE COMPANY -- PROSPECTUS

We will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. The next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first rider anniversary.

- You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.

-  The PCR will terminate on the date:


   -  you make a full withdrawal from the contract;

   -  that a death benefit is payable; or


   -  you choose to begin taking annuity payouts.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2004 and we add a $1,000 purchase payment credit to the contract

-  There are no additional purchase payments and no partial withdrawals

-  On Jan. 1, 2014, the contract value is $200,000

- We determine the target value on Jan. 1, 2014 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 x (1.072)(10) = $101,000 x 2.00423 = $202,427.

      Your contract value ($200,000) is less than the target value ($202,427). We add a PCR credit to your contract calculated as follows:


      5% x (PP - PCRPW - PP5) = 0.05 x ($101,000 - 0 - 0) = $5,050.


      After application of the PCR credit, your total contract value on Jan. 1, 2014 would be $205,050.

- If on Feb. 1, 2014, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2014 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2024.

- On Feb. 1, 2014, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2014 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. The retirement date may not be earlier than 13 months from the contract date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.


In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.


For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

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42 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE
ASSURANCE COMPANY -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 5.0% investment rate for the 3.5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using an assumed 3.5% interest rate results in a lower initial payment, but later payouts will increase more quickly when annuity unit values rise and decrease more slowly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS


You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.91% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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43 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE
ASSURANCE COMPANY -- PROSPECTUS

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

WITHDRAWALS: If you withdraw part of your nonqualified annuity before your annuity payouts begin, your withdrawal will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds the investment in the contract.

If you withdraw all of your nonqualified annuity before annuity payouts begin, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds the investment in the contract.


You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.


The withholding requirements differ if we delivered payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.


PENALTIES: If you receive amounts from your nonqualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of non-natural ownership, the death of the annuitant;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

-  if it is allocable to an investment before Aug. 14, 1982; or

-  if annuity payouts begin before the first contract anniversary.

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44 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE
ASSURANCE COMPANY -- PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.

QUALIFIED ANNUITIES


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's SPD, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.


ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAs, ROTH IRAs AND SEPs: If you receive taxable income as a result of an annuity payout or a withdrawal, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien. State withholding also may be imposed on taxable distribution.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES:: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if:


- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-  the payout is a RMD as defined under the Code;


-  the payout is made on account of an eligible hardship; or

-  the payout is a corrective distribution.




--------------------------------------------------------------------------------
45 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

                                                                     FINAL DRAFT

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


-  Because of your death,

-  Because you become disabled (as defined in the Code);

- If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


- If the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs only);


-  To pay certain medical or education expenses (IRAs only); or

- Purchase payment credits and PCR credits. These are considered earnings and are taxed accordingly when withdrawn or paid out.


DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you make non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV DEATH BENEFIT RIDER, GMIBs AND PCR:
As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN CENTURION LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

--------------------------------------------------------------------------------
46 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

--------------------------------------------------------------------------------
47 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


Ameriprise Financial Services, Inc. serves as the principal underwriter for the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. Ameriprise Financial Services, Inc. is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with us and Ameriprise Financial Services, Inc.


ISSUER


We issue the contracts. We are a wholly-owned subsidiary of IDS Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We are a stock life insurance company organized in 1969 under the laws of the State of New York. Our offices are located at 20 Madison Avenue Extension, P.O. Box 5555, Albany, NY 12205-5555. We conduct a conventional life insurance business in New York, Alabama and Delaware.

We pay commissions for the sales of contracts to the broker-dealers or their affiliated insurance agencies who have entered into distribution agreements with us and Ameriprise Financial Services, Inc. These commissions will not be more than 7.5% of purchase payments we receive on the contracts. From time to time, and in accordance with applicable laws and regulations, we will pay or provide other promotional incentives, in cash, credit or other compensation.


LEGAL PROCEEDINGS


The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. American Centurion Life has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

American Centurion Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Centurion Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Centurion Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Account. During 2005, the principal underwriter of the contract, Ameriprise Financial Services, Inc., under its previous name, American Express Financial Advisors, Inc., settled various regulatory proceedings with the SEC, the NASD and state securities regulators. American Centurion Life does not believe that the terms of any of these settlements will have a material adverse impact on the ability of Ameriprise Financial Services, Inc. to perform its duties on behalf of the Variable Account as principal underwriter of the contract.

ADDITIONAL INFORMATION

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Centurion Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


--------------------------------------------------------------------------------
48 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX A: PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE:

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

                                      PW X RPA
   RPA ADJUSTED PARTIAL WITHDRAWALS = --------
                                         CV

       PW = the partial withdrawal including any applicable withdrawal charge.

       CV = the contract value on the date of (but prior to) the partial withdrawal.

      RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

                                      PW X EPA   EPA
   EPA ADJUSTED PARTIAL WITHDRAWALS = -------- X
                                         CV      RPA

       PW = the partial withdrawal including any applicable withdrawal charge.

       CV = the contract value on the date of (but prior to) the partial withdrawal.

      EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

      RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

- On Jan. 1, 2004 you purchase the contract with a purchase payment of $100,000.

- On Jan. 1, 2010 you make an additional purchase payment in the amount of $100,000.

-  Contract values before any partial withdrawals are shown below.

-  On Jan. 1, 2007 you make a partial withdrawal in the amount of $10,000.

-  On Jan. 1, 2012 you make another partial withdrawal in the amount of $10,000.

NOTE: The shaded portion of the table indicates the five year exclusion period.


DATE                    TOTAL PURCHASE PAYMENTS            CONTRACT VALUE
-------------------------------------------------------------------------
Jan. 1, 2004                   $100,000                       $100,000

Jan. 1, 2005                    100,000                        110,000

Jan. 1, 2006                    100,000                        115,000

Jan. 1, 2007                    100,000                        120,000

Jan. 1, 2008                    100,000                        115,000

Jan. 1, 2009                    100,000                        120,000

Jan. 1, 2010                    200,000                        225,000

Jan. 1, 2011                    200,000                        230,000

Jan. 1, 2012                    200,000                        235,000

Jan. 1, 2013                    200,000                        230,000

Jan. 1, 2014                    200,000                        235,000


--------------------------------------------------------------------------------
49 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:

For the first partial withdrawal on Jan. 1, 2007:
     RPA before the partial withdrawal =                                        RPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal               $10,000 X $100,000
     minus the RPA adjusted partial withdrawals for all previous                ------------------ = $8,333
     partial withdrawals = $100,000 - 0 = $100,000                                   $120,000

For the second partial withdrawal on Jan. 1, 2012:
     RPA before the partial withdrawal =                                        RPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal               $10,000 X $191,667
     minus the RPA adjusted partial withdrawals for all previous                ------------------ = $8,156
     partial withdrawals = $200,000 - $8,333 = $191,667                              $235,000

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:


For the first partial withdrawal on Jan. 1, 2007:
     EPA before the partial withdrawal =                                        EPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal               $10,000 X $100,000   $100,000
     AND the five-year exclusion period minus the EPA adjusted                  ------------------ X -------- = $8,333
     partial withdrawals for all previous partial                                    $120,000        $100,000
     withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2012:
     EPA before the partial withdrawal =                                        EPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal               $10,000 X $91,667   $91,667
     AND the five-year exclusion period minus the EPA                           ----------------- X -------- = $1,886
     adjusted partial withdrawals for all previous partial                           $235,000       $191,667
     withdrawals = $100,000 - $8,333 = $91,667


STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.


     PCRPW amount = $8,333 + $1,866 = $10,199


--------------------------------------------------------------------------------
50 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX B: CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each price level is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2005.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2005    2004    2003
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.60   $1.46   $1.00
Accumulation unit value at end of period                                                               $1.67   $1.60   $1.46
Number of accumulation units outstanding at end of period (000 omitted)                                    3       3       2

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.61   $1.41   $1.00
Accumulation unit value at end of period                                                               $1.74   $1.61   $1.41
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --      --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.34   $1.28   $1.00
Accumulation unit value at end of period                                                               $1.40   $1.34   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --      --

*AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V.I. CORE EQUITY FUND, SERIES II SHARES ON APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                         $1.26   $1.17   $1.00
Accumulation unit value at end of period                                                               $1.30   $1.26   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                    2       2       2

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.47   $1.41   $1.00
Accumulation unit value at end of period                                                               $1.51   $1.47   $1.41
Number of accumulation units outstanding at end of period (000 omitted)                                    8       8       2

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.51   $1.37   $1.00
Accumulation unit value at end of period                                                               $1.56   $1.51   $1.37
Number of accumulation units outstanding at end of period (000 omitted)                                    1       1       1

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.37   $1.28   $1.00
Accumulation unit value at end of period                                                               $1.56   $1.37   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                                    2       2       2

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.52   $1.33   $1.00
Accumulation unit value at end of period                                                               $1.75   $1.52   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                  185     198      18

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.42   $1.39   $1.00
Accumulation unit value at end of period                                                               $1.48   $1.42   $1.39
Number of accumulation units outstanding at end of period (000 omitted)                                    2       2       2


--------------------------------------------------------------------------------
51 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                     2005    2004    2003
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.83   $1.48   $1.00
Accumulation unit value at end of period                                                               $2.14   $1.83   $1.48
Number of accumulation units outstanding at end of period (000 omitted)                                   71      75       5

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.77   $1.57   $1.00
Accumulation unit value at end of period                                                               $2.08   $1.77   $1.57
Number of accumulation units outstanding at end of period (000 omitted)                                   71      71       2

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.76   $1.35   $1.00
Accumulation unit value at end of period                                                               $1.98   $1.76   $1.35
Number of accumulation units outstanding at end of period (000 omitted)                                   10      11       8

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.82   $1.48   $1.00
Accumulation unit value at end of period                                                               $1.96   $1.82   $1.48
Number of accumulation units outstanding at end of period (000 omitted)                                    2       2       2

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.62   $1.47   $1.00
Accumulation unit value at end of period                                                               $1.68   $1.62   $1.47
Number of accumulation units outstanding at end of period (000 omitted)                                   44      44       3

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.42   $1.28   $1.00
Accumulation unit value at end of period                                                               $1.56   $1.42   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                                  155     163      42

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.68   $1.43   $1.00
Accumulation unit value at end of period                                                               $1.83   $1.68   $1.43
Number of accumulation units outstanding at end of period (000 omitted)                                    6       7       3

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.36   $1.26   $1.00
Accumulation unit value at end of period                                                               $1.40   $1.36   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                    8       9       2

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.48   $1.41   $1.00
Accumulation unit value at end of period                                                               $1.54   $1.48   $1.41
Number of accumulation units outstanding at end of period (000 omitted)                                    1       1      --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.29   $1.18   $1.00
Accumulation unit value at end of period                                                               $1.31   $1.29   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                   27      28       2

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.72   $1.33   $1.00
Accumulation unit value at end of period                                                               $1.98   $1.72   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --      --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.44   $1.36   $1.00
Accumulation unit value at end of period                                                               $1.49   $1.44   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                   69      68       4

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.82   $1.55   $1.00
Accumulation unit value at end of period                                                               $2.06   $1.82   $1.55
Number of accumulation units outstanding at end of period (000 omitted)                                    1       1      --


--------------------------------------------------------------------------------
52 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                     2005    2004    2003
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.27   $1.18   $1.00
Accumulation unit value at end of period                                                               $1.29   $1.27   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                   14      15      10

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.81   $1.53   $1.00
Accumulation unit value at end of period                                                               $1.97   $1.81   $1.53
Number of accumulation units outstanding at end of period (000 omitted)                                   13      13       9

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.21   $1.13   $1.00
Accumulation unit value at end of period                                                               $1.23   $1.21   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                  214     234      48

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.48   $1.34   $1.00
Accumulation unit value at end of period                                                               $1.54   $1.48   $1.34
Number of accumulation units outstanding at end of period (000 omitted)                                   11      11      11

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.60   $1.39   $1.00
Accumulation unit value at end of period                                                               $1.78   $1.60   $1.39
Number of accumulation units outstanding at end of period (000 omitted)                                   42      42       6

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.42   $1.33   $1.00
Accumulation unit value at end of period                                                               $1.48   $1.42   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --     --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.61   $1.37   $1.00
Accumulation unit value at end of period                                                               $1.79   $1.61   $1.37
Number of accumulation units outstanding at end of period (000 omitted)                                  --       --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                         $0.99   $0.99   $1.00
Accumulation unit value at end of period                                                               $1.01   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                    1       1      --

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2005 WERE
2.60% AND 2.64%, RESPECTIVELY.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                         $1.04   $1.01   $1.00
Accumulation unit value at end of period                                                               $1.05   $1.04   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                   65      65      1

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                         $1.78   $1.52   $1.00
Accumulation unit value at end of period                                                               $2.00   $1.78   $1.52
Number of accumulation units outstanding at end of period (000 omitted)                                   82      82       9

RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                         $1.34   $1.25   $1.00
Accumulation unit value at end of period                                                               $1.44   $1.34   $1.25
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                         $1.29   $1.26   $1.00
Accumulation unit value at end of period                                                               $1.30   $1.29   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
EQUITY FUND ON MARCH 17, 2006.


--------------------------------------------------------------------------------
53 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                     2005    2004    2003
----------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                         $1.45   $1.33   $1.00
Accumulation unit value at end of period                                                               $1.50   $1.45   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                   55      56       1

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                         $0.99   $0.99   $1.00
Accumulation unit value at end of period                                                               $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                   10      14      11

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $1.78   $1.50   $1.00
Accumulation unit value at end of period                                                               $1.86   $1.78   $1.50
Number of accumulation units outstanding at end of period (000 omitted)                                    3       3      --


--------------------------------------------------------------------------------
54 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                                     2005    2004    2003
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.58   $1.45   $1.00
Accumulation unit value at end of period                                                               $1.64   $1.58   $1.45
Number of accumulation units outstanding at end of period (000 omitted)                                   42      14       9

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.59   $1.40   $1.00
Accumulation unit value at end of period                                                               $1.71   $1.59   $1.40
Number of accumulation units outstanding at end of period (000 omitted)                                    3       4       4

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.32   $1.28   $1.00
Accumulation unit value at end of period                                                               $1.37   $1.32   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --      --

*AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V.I. CORE EQUITY FUND, SERIES II SHARES ON APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                         $1.25   $1.17   $1.00
Accumulation unit value at end of period                                                               $1.27   $1.25   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                   14      15      --

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.45   $1.40   $1.00
Accumulation unit value at end of period                                                               $1.48   $1.45   $1.40
Number of accumulation units outstanding at end of period (000 omitted)                                   33      35      30

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.49   $1.36   $1.00
Accumulation unit value at end of period                                                               $1.53   $1.49   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                  362     364     283

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.36   $1.28   $1.00
Accumulation unit value at end of period                                                               $1.54   $1.36   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                                   66      68      35

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.50   $1.33   $1.00
Accumulation unit value at end of period                                                               $1.72   $1.50   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                  159     160      26

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.40   $1.38   $1.00
Accumulation unit value at end of period                                                               $1.45   $1.40   $1.38
Number of accumulation units outstanding at end of period (000 omitted)                                  133     134      --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.81   $1.47   $1.00
Accumulation unit value at end of period                                                               $2.10   $1.81   $1.47
Number of accumulation units outstanding at end of period (000 omitted)                                  430     446     321

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.74   $1.57   $1.00
Accumulation unit value at end of period                                                               $2.04   $1.74   $1.57
Number of accumulation units outstanding at end of period (000 omitted)                                   15      17      --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.79   $1.38   $1.00
Accumulation unit value at end of period                                                               $2.00   $1.79   $1.38
Number of accumulation units outstanding at end of period (000 omitted)                                   22      28      21

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.80   $1.48   $1.00
Accumulation unit value at end of period                                                               $1.92   $1.80   $1.48
Number of accumulation units outstanding at end of period (000 omitted)                                   30      27       8


--------------------------------------------------------------------------------
55 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                     2005    2004    2003
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.60   $1.46   $1.00
Accumulation unit value at end of period                                                               $1.65   $1.60   $1.46
Number of accumulation units outstanding at end of period (000 omitted)                                   93     104      65

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.41   $1.27   $1.00
Accumulation unit value at end of period                                                               $1.53   $1.41   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                                  308     320      68

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.69   $1.45   $1.00
Accumulation unit value at end of period                                                               $1.83   $1.69   $1.45
Number of accumulation units outstanding at end of period (000 omitted)                                   51      47       9

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.34   $1.25   $1.00
Accumulation unit value at end of period                                                               $1.38   $1.34   $1.25
Number of accumulation units outstanding at end of period (000 omitted)                                    4       4       4

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.46   $1.40   $1.00
Accumulation unit value at end of period                                                               $1.51   $1.46   $1.40
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --      --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.28   $1.17   $1.00
Accumulation unit value at end of period                                                               $1.29   $1.28   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                  121     123      80

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.70   $1.33   $1.00
Accumulation unit value at end of period                                                               $1.94   $1.70   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                    4       4       1

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.42   $1.35   $1.00
Accumulation unit value at end of period                                                               $1.47   $1.42   $1.35
Number of accumulation units outstanding at end of period (000 omitted)                                  171     173       9

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.80   $1.54   $1.00
Accumulation unit value at end of period                                                               $2.02   $1.80   $1.54
Number of accumulation units outstanding at end of period (000 omitted)                                   52      52       1

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.26   $1.18   $1.00
Accumulation unit value at end of period                                                               $1.26   $1.26   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                                   20      21       1

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.79   $1.53   $1.00
Accumulation unit value at end of period                                                               $1.93   $1.79   $1.53
Number of accumulation units outstanding at end of period (000 omitted)                                  359     362     268

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.20   $1.13   $1.00
Accumulation unit value at end of period                                                               $1.21   $1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                  299     307      75

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.46   $1.33   $1.00
Accumulation unit value at end of period                                                               $1.51   $1.46   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --      --


--------------------------------------------------------------------------------
56 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                                     2005    2004    2003
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.59   $1.39   $1.00
Accumulation unit value at end of period                                                               $1.75   $1.59   $1.39
Number of accumulation units outstanding at end of period (000 omitted)                                    8       9      --

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.40   $1.33   $1.00
Accumulation unit value at end of period                                                               $1.45   $1.40   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --      --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                                         $1.59   $1.36   $1.00
Accumulation unit value at end of period                                                               $1.76   $1.59   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                                    8       8       8

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                         $0.98   $0.99   $1.00
Accumulation unit value at end of period                                                               $0.99   $0.98   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                  107      97      --

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND
AT DEC. 31, 2005 WERE 1.94% AND 1.96%, RESPECTIVELY

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                                         $1.03   $1.00   $1.00
Accumulation unit value at end of period                                                               $1.04   $1.03   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                   28      28      28

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                         $1.76   $1.51   $1.00
Accumulation unit value at end of period                                                               $1.97   $1.76   $1.51
Number of accumulation units outstanding at end of period (000 omitted)                                   10       9       1

RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                         $1.33   $1.24   $1.00
Accumulation unit value at end of period                                                               $1.42   $1.33   $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                   --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                         $1.28   $1.26   $1.00
Accumulation unit value at end of period                                                               $1.27   $1.28   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                    2       2       2

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                         $1.44   $1.33   $1.00
Accumulation unit value at end of period                                                               $1.48   $1.44   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                                   90      80      29

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                                         $0.98   $0.99   $1.00
Accumulation unit value at end of period                                                               $0.98   $0.98   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                  101      85      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                         $1.76   $1.49   $1.00
Accumulation unit value at end of period                                                               $1.83   $1.76   $1.49
Number of accumulation units outstanding at end of period (000 omitted)                                    5       7       3


--------------------------------------------------------------------------------
57 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Calculating Annuity Payouts                              p. 3

Rating Agencies                                          p. 4

Revenues Received During Calendar Year 2005              p. 4

Principal Underwriter                                    p. 5

Independent Registered Public Accounting Firm            p. 5

Condensed Financial Information (Unaudited)              p. 6

Financial Statements


--------------------------------------------------------------------------------
58 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

[RIVERSOURCE(SM) ANNUITIES LOGO]

AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVE. EXTENSION
ALBANY, NY 12203
(800) 504-0469


 Ameriprise Financial Services, Inc. (Distributor), Member NASD. Riversource(SM)
                    insurance and annuity products issued by American Enterprise Life Insurance Company, an Ameriprise Financial company.



            (C) 2006 Ameriprise Financial, Inc. All rights reserved.


45282 F (5/06)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                         RIVERSOURCE ENDEAVOR SELECT(SM)
                                VARIABLE ANNUITY


                       RIVERSOURCE INNOVATIONS SELECT(SM)

                                VARIABLE ANNUITY

                           RIVERSOURCE INNOVATIONS(SM)

                                VARIABLE ANNUITY


                  (previously AMERICAN EXPRESS INNOVATIONS(R))
                                VARIABLE ANNUITY

                         ACL VARIABLE ANNUITY ACCOUNT 2

                                   MAY 1, 2006

ACL Variable Annuity Account 2 is a separate account established and maintained by American Centurion Life Assurance Company (American Centurion Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the ACL Variable Annuity Account 2. Not all subaccounts shown will apply to your specific contract.


American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555
(800) 504-0469

TABLE OF CONTENTS

Calculating Annuity Payouts                                      p. 3
Rating Agencies                                                  p. 4

Revenues Received During Calendar Year 2005                      p. 4
Principal Underwriter                                            p. 5
Independent Registered Public Accounting Firm                    p. 5
Condensed Financial Information (Unaudited)                      p. 6

Financial Statements

CORPORATE CONSOLIDATION


Later this year, American Centurion Life plans to merge into one of its affiliates, IDS Life Insurance Company of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of the surviving life insurance company to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


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2 - ACL VARIABLE ANNUITY ACCOUNT 2

CALCULATING ANNUITY PAYOUTS


VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

-  determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

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3 - ACL VARIABLE ANNUITY ACCOUNT 2

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to American Centurion Life, contact your investment professional. Or view our current ratings by visiting the agency websites directly at:


A.M. Best                                                         www.ambest.com
Fitch                                                       www.fitchratings.com

Moody's                                                 www.moodys.com/insurance
Standard & Poor's                                       www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.


Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.

REVENUES RECEIVED DURING CALENDAR YEAR 2005

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2005. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



Fidelity(R) Variable Insurance Products                                        $8,854,855.66
Franklin(R) Templeton(R) Variable Insurance Products Trust                      6,823,584.36
Liberty Variable Investment Trust / Wanger Advisors Trust                       6,167,159.08
American Century(R) Variable Portfolios, Inc.                                   5,916,210.77
Goldman Sachs Variable Insurance Trust                                          5,908,269.00
AIM Variable Insurance Funds                                                    4,657,038.45
AllianceBernstein Variable Products Series Fund, Inc.                           4,105,185.33
Putnam Variable Trust                                                           2,894,721.89
MFS(R) Variable Insurance Trust(SM)                                             2,814,229.09
Credit Suisse Trust                                                             1,948,062.06
Wells Fargo Advantage Variable Trust Funds                                      1,785,045.10
Janus Aspen Series                                                                973,913.25
Evergreen Variable Annuity Trust                                                  950,086.78
Oppenheimer Variable Account Funds                                                940,501.39
Third Avenue Variable Series Trust                                                930,151.06
Royce Capital Fund                                                                909,404.51
Lazard Retirement Series, Inc.                                                    866,279.90
Van Kampen Life Investment Trust / The Universal Institutional Funds, Inc.        766,423.33
Pioneer Variable Contracts Trust                                                  367,921.93
Calvert Variable Series, Inc.                                                     166,558.14
Dreyfus Investment Portfolios / Dreyfus Variable Investment Fund                   40,580.81
STI Classic Variable Trust                                                         25,316.37
Premier VIT                                                                        20,167.99
Baron Capital Funds Trust                                                           7,180.35
J.P. Morgan Series Trust II                                                         4,344.49



If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.


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4 - ACL VARIABLE ANNUITY ACCOUNT 2

PRINCIPAL UNDERWRITER

Ameriprise Financial Services, Inc. serves as principal underwriter for the contracts, which it offers on a continuous basis. Ameriprise Financial Services, Inc. is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Ameriprise Financial Services, Inc. is an affiliate of ours. The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with Ameriprise Financial Services, Inc. and whose personnel are legally authorized to sell annuity products. Both Ameriprise Financial Services, Inc. and American Centurion Life are ultimately controlled by Ameriprise Financial, Inc. The principal business address of Ameriprise Financial Services, Inc. is 70100 Ameriprise Financial Center, Minneapolis, MN 55474. American Centurion Life currently pays Ameriprise Financial Services, Inc. underwriting commissions for its role as principal underwriter for all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. in its role as principal underwriter has been: 2005: $1,203,286; 2004:
$1,741,134; and 2003: $1,555,999. Ameriprise Financial Services, Inc. retains no underwriting commission from the sale of the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements of American Centurion Life Assurance Company at Dec. 31, 2005 and 2004, and for each of the three years in the period ended Dec. 31, 2005, and the individual financial statements of the segregated asset subaccounts of ACL Variable Annuity Account 2 (which includes RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations Select(SM) Variable Annuity, and RiverSource Innovations(SM) Variable Annuity) at Dec. 31, 2005, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


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5 - ACL VARIABLE ANNUITY ACCOUNT 2

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.60   $1.46   $1.00
Accumulation unit value at end of period                                                     $1.67   $1.60   $1.46
Number of accumulation units outstanding at end of period (000 omitted)                          3       3       2

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.61   $1.41   $1.00
Accumulation unit value at end of period                                                     $1.74   $1.61   $1.41
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (3/17/2003)
Accumulation unit value at beginning of period                                               $1.34   $1.28   $1.00
Accumulation unit value at end of period                                                     $1.40   $1.34   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

*AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V.I. CORE EQUITY FUND, SERIES II SHARES ON
APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                               $1.47   $1.41   $1.00
Accumulation unit value at end of period                                                     $1.51   $1.47   $1.41
Number of accumulation units outstanding at end of period (000 omitted)                          8       8       2

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                               $1.51   $1.37   $1.00
Accumulation unit value at end of period                                                     $1.56   $1.51   $1.37
Number of accumulation units outstanding at end of period (000 omitted)                          1       1       1

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                               $1.37   $1.28   $1.00
Accumulation unit value at end of period                                                     $1.56   $1.37   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                          2       2       2

ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                               $1.26   $1.17   $1.00
Accumulation unit value at end of period                                                     $1.30   $1.26   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                          2       2       2

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.52   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.75   $1.52   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                        185     198      18

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.42   $1.39   $1.00
Accumulation unit value at end of period                                                     $1.48   $1.42   $1.39
Number of accumulation units outstanding at end of period (000 omitted)                          2       2       2

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.83   $1.48   $1.00
Accumulation unit value at end of period                                                     $2.14   $1.83   $1.48
Number of accumulation units outstanding at end of period (000 omitted)                         71      75       5

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.77   $1.57   $1.00
Accumulation unit value at end of period                                                     $2.08   $1.77   $1.57
Number of accumulation units outstanding at end of period (000 omitted)                         71      71       2

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.76   $1.35   $1.00
Accumulation unit value at end of period                                                     $1.98   $1.76   $1.35
Number of accumulation units outstanding at end of period (000 omitted)                         10      11       8


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6 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.82   $1.48   $1.00
Accumulation unit value at end of period                                                     $1.96   $1.82   $1.48
Number of accumulation units outstanding at end of period (000 omitted)                          2       2       2

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.62   $1.47   $1.00
Accumulation unit value at end of period                                                     $1.68   $1.62   $1.47
Number of accumulation units outstanding at end of period (000 omitted)                         44      44       3

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.42   $1.28   $1.00
Accumulation unit value at end of period                                                     $1.56   $1.42   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                        155     163      42

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.68   $1.43   $1.00
Accumulation unit value at end of period                                                     $1.83   $1.68   $1.43
Number of accumulation units outstanding at end of period (000 omitted)                          6       7       3

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.36   $1.26   $1.00
Accumulation unit value at end of period                                                     $1.40   $1.36   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                          8       9       2

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.48   $1.41   $1.00
Accumulation unit value at end of period                                                     $1.54   $1.48   $1.41
Number of accumulation units outstanding at end of period (000 omitted)                          1       1      --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.29   $1.18   $1.00
Accumulation unit value at end of period                                                     $1.31   $1.29   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                         27      28       2

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.72   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.98   $1.72   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.44   $1.36   $1.00
Accumulation unit value at end of period                                                     $1.49   $1.44   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                         69      68       4

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.82   $1.55   $1.00
Accumulation unit value at end of period                                                     $2.06   $1.82   $1.55
Number of accumulation units outstanding at end of period (000 omitted)                          1       1      --

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.27   $1.18   $1.00
Accumulation unit value at end of period                                                     $1.29   $1.27   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                         14      15      10

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.81   $1.53   $1.00
Accumulation unit value at end of period                                                     $1.97   $1.81   $1.53
Number of accumulation units outstanding at end of period (000 omitted)                         13      13       9

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.21   $1.13   $1.00
Accumulation unit value at end of period                                                     $1.23   $1.21   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                        214     234      48

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.48   $1.34   $1.00
Accumulation unit value at end of period                                                     $1.54   $1.48   $1.34
Number of accumulation units outstanding at end of period (000 omitted)                         11      11      11


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7 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.60   $1.39   $1.00
Accumulation unit value at end of period                                                     $1.78   $1.60   $1.39
Number of accumulation units outstanding at end of period (000 omitted)                         42      42       6

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.42   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.48   $1.42   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.61   $1.37   $1.00
Accumulation unit value at end of period                                                     $1.79   $1.61   $1.37
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                               $0.99   $0.99   $1.00
Accumulation unit value at end of period                                                     $1.01   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                          1       1      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                               $1.04   $1.01   $1.00
Accumulation unit value at end of period                                                     $1.05   $1.04   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                         65      65       1

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                               $1.78   $1.52   $1.00
Accumulation unit value at end of period                                                     $2.00   $1.78   $1.52
Number of accumulation units outstanding at end of period (000 omitted)                         82      82       9

RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                               $1.34   $1.25   $1.00
Accumulation unit value at end of period                                                     $1.44   $1.34   $1.25
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                               $1.29   $1.26   $1.00
Accumulation unit value at end of period                                                     $1.30   $1.29   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE
CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                               $1.45   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.50   $1.45   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                         55      56       1

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                               $0.99   $0.99   $1.00
Accumulation unit value at end of period                                                     $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                         10      14      11

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                               $1.78   $1.50   $1.00
Accumulation unit value at end of period                                                     $1.86   $1.78   $1.50
Number of accumulation units outstanding at end of period (000 omitted)                          3       3      --

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8 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.59   $1.45   $1.00
Accumulation unit value at end of period                                                     $1.66   $1.59   $1.45
Number of accumulation units outstanding at end of period (000 omitted)                         83      55      10

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.61   $1.41   $1.00
Accumulation unit value at end of period                                                     $1.74   $1.61   $1.41
Number of accumulation units outstanding at end of period (000 omitted)                         34      21       6

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (3/17/2003)
Accumulation unit value at beginning of period                                               $1.34   $1.28   $1.00
Accumulation unit value at end of period                                                     $1.39   $1.34   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                          5       4       4

*AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V.I. CORE EQUITY FUND, SERIES II SHARES ON
APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                               $1.47   $1.41   $1.00
Accumulation unit value at end of period                                                     $1.50   $1.47   $1.41
Number of accumulation units outstanding at end of period (000 omitted)                         87      72      --

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                               $1.50   $1.37   $1.00
Accumulation unit value at end of period                                                     $1.55   $1.50   $1.37
Number of accumulation units outstanding at end of period (000 omitted)                        210     216     147

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                               $1.37   $1.28   $1.00
Accumulation unit value at end of period                                                     $1.56   $1.37   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                         24      25       6

ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                               $1.26   $1.17   $1.00
Accumulation unit value at end of period                                                     $1.29   $1.26   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                         50      49      33

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.52   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.75   $1.52   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                      1,247   1,212     331

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.41   $1.39   $1.00
Accumulation unit value at end of period                                                     $1.47   $1.41   $1.39
Number of accumulation units outstanding at end of period (000 omitted)                         85      58       9

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.82   $1.48   $1.00
Accumulation unit value at end of period                                                     $2.13   $1.82   $1.48
Number of accumulation units outstanding at end of period (000 omitted)                        385     393      58

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.76   $1.57   $1.00
Accumulation unit value at end of period                                                     $2.07   $1.76   $1.57
Number of accumulation units outstanding at end of period (000 omitted)                         93      96      14

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.76   $1.35   $1.00
Accumulation unit value at end of period                                                     $1.98   $1.76   $1.35
Number of accumulation units outstanding at end of period (000 omitted)                         54      46      --

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.81   $1.48   $1.00
Accumulation unit value at end of period                                                     $1.95   $1.81   $1.48
Number of accumulation units outstanding at end of period (000 omitted)                         90      91      25


--------------------------------------------------------------------------------
9 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.62   $1.47   $1.00
Accumulation unit value at end of period                                                     $1.68   $1.62   $1.47
Number of accumulation units outstanding at end of period (000 omitted)                         68      65      28

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.42   $1.28   $1.00
Accumulation unit value at end of period                                                     $1.56   $1.42   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                        644     640     260

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.68   $1.43   $1.00
Accumulation unit value at end of period                                                     $1.83   $1.68   $1.43
Number of accumulation units outstanding at end of period (000 omitted)                         74      56       9

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.35   $1.26   $1.00
Accumulation unit value at end of period                                                     $1.40   $1.35   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                        130     137      55

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.48   $1.41   $1.00
Accumulation unit value at end of period                                                     $1.53   $1.48   $1.41
Number of accumulation units outstanding at end of period (000 omitted)                         66      67      20

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.29   $1.17   $1.00
Accumulation unit value at end of period                                                     $1.31   $1.29   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                        860     841     397

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.71   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.97   $1.71   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                         40      45      42

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.43   $1.36   $1.00
Accumulation unit value at end of period                                                     $1.49   $1.43   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                        466     438     125

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.82   $1.55   $1.00
Accumulation unit value at end of period                                                     $2.05   $1.82   $1.55
Number of accumulation units outstanding at end of period (000 omitted)                         94      84      19

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.27   $1.18   $1.00
Accumulation unit value at end of period                                                     $1.28   $1.27   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                         70      62       6

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.81   $1.53   $1.00
Accumulation unit value at end of period                                                     $1.96   $1.81   $1.53
Number of accumulation units outstanding at end of period (000 omitted)                        349     321      27

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.21   $1.13   $1.00
Accumulation unit value at end of period                                                     $1.23   $1.21   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                        904     868     200

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.47   $1.34   $1.00
Accumulation unit value at end of period                                                     $1.53   $1.47   $1.34
Number of accumulation units outstanding at end of period (000 omitted)                         20      21       2

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.60   $1.39   $1.00
Accumulation unit value at end of period                                                     $1.78   $1.60   $1.39
Number of accumulation units outstanding at end of period (000 omitted)                          6       4       1


--------------------------------------------------------------------------------
10 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.42   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.47   $1.42   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.61   $1.37   $1.00
Accumulation unit value at end of period                                                     $1.78   $1.61   $1.37
Number of accumulation units outstanding at end of period (000 omitted)                          2       2       1

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                               $0.99   $0.99   $1.00
Accumulation unit value at end of period                                                     $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                         52      54      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                               $1.05   $1.01   $1.00
Accumulation unit value at end of period                                                     $1.06   $1.05   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                        224     223     160

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                               $1.78   $1.52   $1.00
Accumulation unit value at end of period                                                     $2.00   $1.78   $1.52
Number of accumulation units outstanding at end of period (000 omitted)                         61      60       2

RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                               $1.34   $1.25   $1.00
Accumulation unit value at end of period                                                     $1.44   $1.34   $1.25
Number of accumulation units outstanding at end of period (000 omitted)                         35      20      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                               $1.29   $1.26   $1.00
Accumulation unit value at end of period                                                     $1.29   $1.29   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE
CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                               $1.45   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.50   $1.45   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                        467     506     159

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                               $0.99   $1.00   $1.00
Accumulation unit value at end of period                                                     $1.00   $0.99   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                        378     382     136

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                               $1.78   $1.50   $1.00
Accumulation unit value at end of period                                                     $1.86   $1.78   $1.50
Number of accumulation units outstanding at end of period (000 omitted)                          5       2      --


--------------------------------------------------------------------------------
11 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                                           2005    2004
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         76       6

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.13   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.09   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         18       2

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.22   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                        126       3

ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/15/2004)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                               $1.02   $1.00
Accumulation unit value at end of period                                                     $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                         15      --

AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                               $1.01   $1.00
Accumulation unit value at end of period                                                     $1.01   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                        241       7

AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                               $1.06   $1.00
Accumulation unit value at end of period                                                     $1.18   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.04   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        191       5

AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          3      --

COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                               $1.06   $1.00
Accumulation unit value at end of period                                                     $1.10   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                               $1.00   $1.00
Accumulation unit value at end of period                                                     $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                         63       3

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON
APRIL 28, 2006. ON MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD
FUND, VARIABLE SERIES, CLASS B.


--------------------------------------------------------------------------------
12 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.12   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          9      --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.02   $1.00
Accumulation unit value at end of period                                                     $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                         46       1

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.02   $1.00
Accumulation unit value at end of period                                                     $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.16   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.19   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        496       6

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.02   $1.00
Accumulation unit value at end of period                                                     $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          3      --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.00   $1.00
Accumulation unit value at end of period                                                     $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                        206       3

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.23   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         43      --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.23   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         33       3

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.04   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.05   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          3      --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          8      --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.14   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.00   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         82       2


--------------------------------------------------------------------------------
13 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.12   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.17   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                        105       3

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.08   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                               $1.02   $1.00
Accumulation unit value at end of period                                                     $1.04   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          5      --

MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                               $1.06   $1.00
Accumulation unit value at end of period                                                     $1.22   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.02   $1.00
Accumulation unit value at end of period                                                     $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        139       4

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.07   $1.00
Accumulation unit value at end of period                                                     $1.21   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.13   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         62      --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.02   $1.00
Accumulation unit value at end of period                                                     $1.03   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        265       5

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.16   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          2      --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.06   $1.00
Accumulation unit value at end of period                                                     $1.17   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.12   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          2      --

PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.06   $1.00
Accumulation unit value at end of period                                                     $1.17   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                         --      --


--------------------------------------------------------------------------------
14 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004
----------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                               $1.00   $1.00
Accumulation unit value at end of period                                                     $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                        105      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                               $1.00   $1.00
Accumulation unit value at end of period                                                     $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                         10      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.18   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                        198      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                               $1.08   $1.00
Accumulation unit value at end of period                                                     $1.43   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                         79       2

RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.11   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                               $1.01   $1.00
Accumulation unit value at end of period                                                     $1.04   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                         35      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                               $1.01   $1.00
Accumulation unit value at end of period                                                     $1.03   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                               $1.06   $1.00
Accumulation unit value at end of period                                                     $1.19   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.08   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         87       9

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.13   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         --      --


--------------------------------------------------------------------------------
15 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004
----------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                               $1.01   $1.00
Accumulation unit value at end of period                                                     $1.02   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE
PORTFOLIO - LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                               $1.02   $1.00
Accumulation unit value at end of period                                                     $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.04   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                               $1.00   $1.00
Accumulation unit value at end of period                                                     $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                         25      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.10   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                        149       5

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00
Accumulation unit value at end of period                                                     $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        343       8

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00
Accumulation unit value at end of period                                                     $1.22   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         20      --

WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                               $1.09   $1.00
Accumulation unit value at end of period                                                     $1.30   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                        115       4

WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00
Accumulation unit value at end of period                                                     $1.14   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         82       2


--------------------------------------------------------------------------------
16 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.59   $1.45   $1.00
Accumulation unit value at end of period                                                     $1.66   $1.59   $1.45
Number of accumulation units outstanding at end of period (000 omitted)                          1      36      --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.60   $1.41   $1.00
Accumulation unit value at end of period                                                     $1.73   $1.60   $1.41
Number of accumulation units outstanding at end of period (000 omitted)                         --      27      --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (3/17/2003)
Accumulation unit value at beginning of period                                               $1.33   $1.28   $1.00
Accumulation unit value at end of period                                                     $1.39   $1.33   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

*AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V.I. CORE EQUITY FUND, SERIES II SHARES ON
APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                               $1.46   $1.41   $1.00
Accumulation unit value at end of period                                                     $1.50   $1.46   $1.41
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                               $1.50   $1.36   $1.00
Accumulation unit value at end of period                                                     $1.55   $1.50   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                         --      27      --

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                               $1.37   $1.28   $1.00
Accumulation unit value at end of period                                                     $1.55   $1.37   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                               $1.26   $1.17   $1.00
Accumulation unit value at end of period                                                     $1.29   $1.26   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.51   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.74   $1.51   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                        311     255      --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.41   $1.38   $1.00
Accumulation unit value at end of period                                                     $1.47   $1.41   $1.38
Number of accumulation units outstanding at end of period (000 omitted)                         19      19      15

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.82   $1.48   $1.00
Accumulation unit value at end of period                                                     $2.12   $1.82   $1.48
Number of accumulation units outstanding at end of period (000 omitted)                         33      33       3

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.76   $1.57   $1.00
Accumulation unit value at end of period                                                     $2.06   $1.76   $1.57
Number of accumulation units outstanding at end of period (000 omitted)                          6       6      --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.76   $1.35   $1.00
Accumulation unit value at end of period                                                     $1.97   $1.76   $1.35
Number of accumulation units outstanding at end of period (000 omitted)                          9      10      --

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.81   $1.48   $1.00
Accumulation unit value at end of period                                                     $1.94   $1.81   $1.48
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --


--------------------------------------------------------------------------------
17 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.62   $1.47   $1.00
Accumulation unit value at end of period                                                     $1.67   $1.62   $1.47
Number of accumulation units outstanding at end of period (000 omitted)                         18      19      15

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.42   $1.28   $1.00
Accumulation unit value at end of period                                                     $1.55   $1.42   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                        215     142      --

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.67   $1.43   $1.00
Accumulation unit value at end of period                                                     $1.82   $1.67   $1.43
Number of accumulation units outstanding at end of period (000 omitted)                          9      10      --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.35   $1.26   $1.00
Accumulation unit value at end of period                                                     $1.39   $1.35   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                         20      23      --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.47   $1.40   $1.00
Accumulation unit value at end of period                                                     $1.53   $1.47   $1.40
Number of accumulation units outstanding at end of period (000 omitted)                         15      15      15

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.29   $1.17   $1.00
Accumulation unit value at end of period                                                     $1.30   $1.29   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                        126     172      20

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.71   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.97   $1.71   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.43   $1.36   $1.00
Accumulation unit value at end of period                                                     $1.48   $1.43   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                         22      60      17

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.81   $1.54   $1.00
Accumulation unit value at end of period                                                     $2.04   $1.81   $1.54
Number of accumulation units outstanding at end of period (000 omitted)                          8       8       7

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.27   $1.18   $1.00
Accumulation unit value at end of period                                                     $1.28   $1.27   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                         10      10      --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.80   $1.53   $1.00
Accumulation unit value at end of period                                                     $1.95   $1.80   $1.53
Number of accumulation units outstanding at end of period (000 omitted)                         37      53      10

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.21   $1.13   $1.00
Accumulation unit value at end of period                                                     $1.22   $1.21   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                        444     313      --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.47   $1.34   $1.00
Accumulation unit value at end of period                                                     $1.53   $1.47   $1.34
Number of accumulation units outstanding at end of period (000 omitted)                         22      22      22

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.60   $1.39   $1.00
Accumulation unit value at end of period                                                     $1.77   $1.60   $1.39
Number of accumulation units outstanding at end of period (000 omitted)                          3       3       3


--------------------------------------------------------------------------------
18 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.41   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.47   $1.41   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.60   $1.37   $1.00
Accumulation unit value at end of period                                                     $1.78   $1.60   $1.37
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                               $0.99   $0.99   $1.00
Accumulation unit value at end of period                                                     $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                               $1.04   $1.01   $1.00
Accumulation unit value at end of period                                                     $1.05   $1.04   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                         63      67      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                               $1.77   $1.52   $1.00
Accumulation unit value at end of period                                                     $1.99   $1.77   $1.52
Number of accumulation units outstanding at end of period (000 omitted)                          2       2      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                               $1.34   $1.25   $1.00
Accumulation unit value at end of period                                                     $1.43   $1.34   $1.25
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                               $1.29   $1.26   $1.00
Accumulation unit value at end of period                                                     $1.29   $1.29   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO -
LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                               $1.45   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.49   $1.45   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                          1       1      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                               $0.99   $1.00   $1.00
Accumulation unit value at end of period                                                     $0.99   $0.99   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                         59      56       2

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                               $1.77   $1.50   $1.00
Accumulation unit value at end of period                                                     $1.85   $1.77   $1.50
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --


--------------------------------------------------------------------------------
19 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.59   $1.45   $1.00
Accumulation unit value at end of period                                                     $1.65   $1.59   $1.45
Number of accumulation units outstanding at end of period (000 omitted)                         45      24      20

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.60   $1.41   $1.00
Accumulation unit value at end of period                                                     $1.73   $1.60   $1.41
Number of accumulation units outstanding at end of period (000 omitted)                          4       4       1

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00      --
Accumulation unit value at end of period                                                     $1.09   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                          8       1      --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (3/17/2003)
Accumulation unit value at beginning of period                                               $1.33   $1.28   $1.00
Accumulation unit value at end of period                                                     $1.39   $1.33   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

*AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V.I. CORE EQUITY FUND, SERIES II SHARES ON
APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                               $1.46   $1.41   $1.00
Accumulation unit value at end of period                                                     $1.50   $1.46   $1.41
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                               $1.50   $1.36   $1.00
Accumulation unit value at end of period                                                     $1.55   $1.50   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                          6       6       4

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00      --
Accumulation unit value at end of period                                                     $1.21   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                        116       2      --

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                               $1.37   $1.28   $1.00
Accumulation unit value at end of period                                                     $1.55   $1.37   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                         23      23      22

ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                               $1.26   $1.17   $1.00
Accumulation unit value at end of period                                                     $1.29   $1.26   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                         50      34      11

AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                               $1.01   $1.00      --
Accumulation unit value at end of period                                                     $1.01   $1.01      --
Number of accumulation units outstanding at end of period (000 omitted)                        276       4      --

AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                               $1.06   $1.00      --
Accumulation unit value at end of period                                                     $1.18   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00      --
Accumulation unit value at end of period                                                     $1.04   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                        145       4      --

AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00      --
Accumulation unit value at end of period                                                     $1.07   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --


--------------------------------------------------------------------------------
20 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                               $1.06   $1.00      --
Accumulation unit value at end of period                                                     $1.10   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                               $1.00   $1.00      --
Accumulation unit value at end of period                                                     $1.01   $1.00      --
Number of accumulation units outstanding at end of period (000 omitted)                         97      --      --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28,
2006. ON MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE
SERIES, CLASS B

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00      --
Accumulation unit value at end of period                                                     $1.12   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.02   $1.00      --
Accumulation unit value at end of period                                                     $1.05   $1.02      --
Number of accumulation units outstanding at end of period (000 omitted)                         32       1      --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.02   $1.00      --
Accumulation unit value at end of period                                                     $1.05   $1.02      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00      --
Accumulation unit value at end of period                                                     $1.16   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.51   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.74   $1.51   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                        301      41       8

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.41   $1.38   $1.00
Accumulation unit value at end of period                                                     $1.47   $1.41   $1.38
Number of accumulation units outstanding at end of period (000 omitted)                          4      --      --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.00   $1.00      --
Accumulation unit value at end of period                                                     $1.01   $1.00      --
Number of accumulation units outstanding at end of period (000 omitted)                        269      --      --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.82   $1.48   $1.00
Accumulation unit value at end of period                                                     $2.12   $1.82   $1.48
Number of accumulation units outstanding at end of period (000 omitted)                        124      64      22

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.76   $1.57   $1.00
Accumulation unit value at end of period                                                     $2.06   $1.76   $1.57
Number of accumulation units outstanding at end of period (000 omitted)                          9       1      --

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00      --
Accumulation unit value at end of period                                                     $1.03   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.75   $1.35   $1.00
Accumulation unit value at end of period                                                     $1.96   $1.75   $1.35
Number of accumulation units outstanding at end of period (000 omitted)                         52      32       9


--------------------------------------------------------------------------------
21 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00      --
Accumulation unit value at end of period                                                     $1.05   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.81   $1.48   $1.00
Accumulation unit value at end of period                                                     $1.94   $1.81   $1.48
Number of accumulation units outstanding at end of period (000 omitted)                         19      11       4

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.61   $1.47   $1.00
Accumulation unit value at end of period                                                     $1.67   $1.61   $1.47
Number of accumulation units outstanding at end of period (000 omitted)                         67      25      16

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.42   $1.27   $1.00
Accumulation unit value at end of period                                                     $1.55   $1.42   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                        111      44       1

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.67   $1.43   $1.00
Accumulation unit value at end of period                                                     $1.82   $1.67   $1.43
Number of accumulation units outstanding at end of period (000 omitted)                         26      14       1

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00      --
Accumulation unit value at end of period                                                     $1.00   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                         92       1      --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00      --
Accumulation unit value at end of period                                                     $1.12   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00      --
Accumulation unit value at end of period                                                     $1.16   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                         84       2      --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.35   $1.25   $1.00
Accumulation unit value at end of period                                                     $1.39   $1.35   $1.25
Number of accumulation units outstanding at end of period (000 omitted)                          6       6       4

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.47   $1.40   $1.00
Accumulation unit value at end of period                                                     $1.52   $1.47   $1.40
Number of accumulation units outstanding at end of period (000 omitted)                          2       2       1

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.29   $1.17   $1.00
Accumulation unit value at end of period                                                     $1.30   $1.29   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                         16      12       6

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.71   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.96   $1.71   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                          1      --      --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.43   $1.36   $1.00
Accumulation unit value at end of period                                                     $1.48   $1.43   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                        199      32       8

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.81   $1.54   $1.00
Accumulation unit value at end of period                                                     $2.04   $1.81   $1.54
Number of accumulation units outstanding at end of period (000 omitted)                          7       6      --


--------------------------------------------------------------------------------
22 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.27   $1.18   $1.00
Accumulation unit value at end of period                                                     $1.27   $1.27   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                          8       8       1

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.80   $1.53   $1.00
Accumulation unit value at end of period                                                     $1.95   $1.80   $1.53
Number of accumulation units outstanding at end of period (000 omitted)                         21      15       5

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.21   $1.13   $1.00
Accumulation unit value at end of period                                                     $1.22   $1.21   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                        272      42       2

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.47   $1.34   $1.00
Accumulation unit value at end of period                                                     $1.52   $1.47   $1.34
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00      --
Accumulation unit value at end of period                                                     $1.16   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.60   $1.39   $1.00
Accumulation unit value at end of period                                                     $1.77   $1.60   $1.39
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.41   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.46   $1.41   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00      --
Accumulation unit value at end of period                                                     $1.11   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.60   $1.37   $1.00
Accumulation unit value at end of period                                                     $1.77   $1.60   $1.37
Number of accumulation units outstanding at end of period (000 omitted)                          6       6       4

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                               $0.99   $0.99   $1.00
Accumulation unit value at end of period                                                     $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                         19       5       5

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                               $1.04   $1.01   $1.00
Accumulation unit value at end of period                                                     $1.05   $1.04   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          1       1       1

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                               $1.77   $1.52   $1.00
Accumulation unit value at end of period                                                     $1.99   $1.77   $1.52
Number of accumulation units outstanding at end of period (000 omitted)                        136      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                               $1.08   $1.00      --
Accumulation unit value at end of period                                                     $1.43   $1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                         71       1      --


--------------------------------------------------------------------------------
23 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                               $1.33   $1.25   $1.00
Accumulation unit value at end of period                                                     $1.43   $1.33   $1.25
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                               $1.01   $1.00      --
Accumulation unit value at end of period                                                     $1.04   $1.01      --
Number of accumulation units outstanding at end of period (000 omitted)                         68      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                               $1.01   $1.00      --
Accumulation unit value at end of period                                                     $1.03   $1.01      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                               $1.06   $1.00      --
Accumulation unit value at end of period                                                     $1.19   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                               $1.03   $1.00      --
Accumulation unit value at end of period                                                     $1.08   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                         57       5      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO -
LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                               $1.03   $1.00      --
Accumulation unit value at end of period                                                     $1.06   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                               $1.04   $1.00      --
Accumulation unit value at end of period                                                     $1.13   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                               $1.29   $1.26   $1.00
Accumulation unit value at end of period                                                     $1.29   $1.29   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO -
LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                               $1.45   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.49   $1.45   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                         80      49       3

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                               $1.04   $1.00      --
Accumulation unit value at end of period                                                     $1.03   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                               $0.99   $0.99   $1.00
Accumulation unit value at end of period                                                     $0.99   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                        109      32       1


--------------------------------------------------------------------------------
24 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                               $1.77   $1.50   $1.00
Accumulation unit value at end of period                                                     $1.85   $1.77   $1.50
Number of accumulation units outstanding at end of period (000 omitted)                         76       2      --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00      --
Accumulation unit value at end of period                                                     $1.06   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                        335       6      --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00      --
Accumulation unit value at end of period                                                     $1.21   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                         14      --      --

WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                               $1.09   $1.00      --
Accumulation unit value at end of period                                                     $1.30   $1.09      --
Number of accumulation units outstanding at end of period (000 omitted)                        100       2      --

WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00      --
Accumulation unit value at end of period                                                     $1.14   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                         79       1      --


--------------------------------------------------------------------------------
25 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.59   $1.45   $1.00
Accumulation unit value at end of period                                                     $1.65   $1.59   $1.45
Number of accumulation units outstanding at end of period (000 omitted)                        245     136      19

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.60   $1.41   $1.00
Accumulation unit value at end of period                                                     $1.72   $1.60   $1.41
Number of accumulation units outstanding at end of period (000 omitted)                         46      44      15

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00      --
Accumulation unit value at end of period                                                     $1.09   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                         56      11      --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (3/17/2003)
Accumulation unit value at beginning of period                                               $1.33   $1.28   $1.00
Accumulation unit value at end of period                                                     $1.38   $1.33   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                         --      --       2

*AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V.I. CORE EQUITY FUND, SERIES II SHARES ON
APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                               $1.46   $1.41   $1.00
Accumulation unit value at end of period                                                     $1.49   $1.46   $1.41
Number of accumulation units outstanding at end of period (000 omitted)                         12      12       8

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                               $1.51   $1.37   $1.00
Accumulation unit value at end of period                                                     $1.56   $1.51   $1.37
Number of accumulation units outstanding at end of period (000 omitted)                        229     227      35

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00      --
Accumulation unit value at end of period                                                     $1.21   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                        220      16      --

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                               $1.37   $1.28   $1.00
Accumulation unit value at end of period                                                     $1.55   $1.37   $1.28
Number of accumulation units outstanding at end of period (000 omitted)                         27      35       2

ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                               $1.29   $1.20   $1.00
Accumulation unit value at end of period                                                     $1.32   $1.29   $1.20
Number of accumulation units outstanding at end of period (000 omitted)                         65      65      49

AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                               $1.01   $1.00      --
Accumulation unit value at end of period                                                     $1.01   $1.01      --
Number of accumulation units outstanding at end of period (000 omitted)                        315      16      --

AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                               $1.06   $1.00      --
Accumulation unit value at end of period                                                     $1.18   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00      --
Accumulation unit value at end of period                                                     $1.04   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                        387      37      --

AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00      --
Accumulation unit value at end of period                                                     $1.07   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --


--------------------------------------------------------------------------------
26 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                               $1.06   $1.00      --
Accumulation unit value at end of period                                                     $1.10   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                               $1.00   $1.00      --
Accumulation unit value at end of period                                                     $1.01   $1.00      --
Number of accumulation units outstanding at end of period (000 omitted)                         75       2      --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28,
2006. ON MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE
SERIES, CLASS B

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00      --
Accumulation unit value at end of period                                                     $1.12   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                          7      --      --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.02   $1.00      --
Accumulation unit value at end of period                                                     $1.05   $1.02      --
Number of accumulation units outstanding at end of period (000 omitted)                         95      11      --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.02   $1.00      --
Accumulation unit value at end of period                                                     $1.05   $1.02      --
Number of accumulation units outstanding at end of period (000 omitted)                          8      --      --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00      --
Accumulation unit value at end of period                                                     $1.16   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.51   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.74   $1.51   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                      1,681   1,343     177

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.41   $1.38   $1.00
Accumulation unit value at end of period                                                     $1.46   $1.41   $1.38
Number of accumulation units outstanding at end of period (000 omitted)                         80      80       3

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.00   $1.00      --
Accumulation unit value at end of period                                                     $1.01   $1.00      --
Number of accumulation units outstanding at end of period (000 omitted)                        200       6      --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.82   $1.48   $1.00
Accumulation unit value at end of period                                                     $2.11   $1.82   $1.48
Number of accumulation units outstanding at end of period (000 omitted)                        251     248      58

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.75   $1.57   $1.00
Accumulation unit value at end of period                                                     $2.06   $1.75   $1.57
Number of accumulation units outstanding at end of period (000 omitted)                        157     112       4

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00      --
Accumulation unit value at end of period                                                     $1.03   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.80   $1.38   $1.00
Accumulation unit value at end of period                                                     $2.01   $1.80   $1.38
Number of accumulation units outstanding at end of period (000 omitted)                         24      25      18


--------------------------------------------------------------------------------
27 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00      --
Accumulation unit value at end of period                                                     $1.05   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.81   $1.48   $1.00
Accumulation unit value at end of period                                                     $1.94   $1.81   $1.48
Number of accumulation units outstanding at end of period (000 omitted)                        154     152       8

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.61   $1.47   $1.00
Accumulation unit value at end of period                                                     $1.67   $1.61   $1.47
Number of accumulation units outstanding at end of period (000 omitted)                        321     277      71

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.42   $1.27   $1.00
Accumulation unit value at end of period                                                     $1.54   $1.42   $1.27
Number of accumulation units outstanding at end of period (000 omitted)                        868     842     171

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                               $1.70   $1.45   $1.00
Accumulation unit value at end of period                                                     $1.84   $1.70   $1.45
Number of accumulation units outstanding at end of period (000 omitted)                        139     135      17

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00      --
Accumulation unit value at end of period                                                     $1.00   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                        120       5      --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00      --
Accumulation unit value at end of period                                                     $1.12   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00      --
Accumulation unit value at end of period                                                     $1.16   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                        200      20      --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.35   $1.25   $1.00
Accumulation unit value at end of period                                                     $1.39   $1.35   $1.25
Number of accumulation units outstanding at end of period (000 omitted)                         80      78      --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.47   $1.40   $1.00
Accumulation unit value at end of period                                                     $1.52   $1.47   $1.40
Number of accumulation units outstanding at end of period (000 omitted)                         82      70      --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.28   $1.17   $1.00
Accumulation unit value at end of period                                                     $1.30   $1.28   $1.17
Number of accumulation units outstanding at end of period (000 omitted)                      1,378   1,360     227

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                               $1.70   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.96   $1.70   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                          2       2      --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.43   $1.36   $1.00
Accumulation unit value at end of period                                                     $1.48   $1.43   $1.36
Number of accumulation units outstanding at end of period (000 omitted)                        952     756     166

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.81   $1.54   $1.00
Accumulation unit value at end of period                                                     $2.04   $1.81   $1.54
Number of accumulation units outstanding at end of period (000 omitted)                         60      54       1


--------------------------------------------------------------------------------
28 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.26   $1.18   $1.00
Accumulation unit value at end of period                                                     $1.27   $1.26   $1.18
Number of accumulation units outstanding at end of period (000 omitted)                         44      47      26

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.80   $1.53   $1.00
Accumulation unit value at end of period                                                     $1.95   $1.80   $1.53
Number of accumulation units outstanding at end of period (000 omitted)                        225     225      28

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.21   $1.13   $1.00
Accumulation unit value at end of period                                                     $1.22   $1.21   $1.13
Number of accumulation units outstanding at end of period (000 omitted)                        877     569     137

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.47   $1.34   $1.00
Accumulation unit value at end of period                                                     $1.52   $1.47   $1.34
Number of accumulation units outstanding at end of period (000 omitted)                         17      17       7

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00      --
Accumulation unit value at end of period                                                     $1.16   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.59   $1.39   $1.00
Accumulation unit value at end of period                                                     $1.76   $1.59   $1.39
Number of accumulation units outstanding at end of period (000 omitted)                          6       5       2

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.41   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.46   $1.41   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00      --
Accumulation unit value at end of period                                                     $1.11   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                               $1.60   $1.37   $1.00
Accumulation unit value at end of period                                                     $1.77   $1.60   $1.37
Number of accumulation units outstanding at end of period (000 omitted)                          1       1       1

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                               $0.98   $0.99   $1.00
Accumulation unit value at end of period                                                     $1.00   $0.98   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                        199     174       5

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                               $1.04   $1.01   $1.00
Accumulation unit value at end of period                                                     $1.05   $1.04   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                        320     332     119

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                               $1.77   $1.52   $1.00
Accumulation unit value at end of period                                                     $1.98   $1.77   $1.52
Number of accumulation units outstanding at end of period (000 omitted)                        183      20      14

RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                               $1.08   $1.00      --
Accumulation unit value at end of period                                                     $1.43   $1.08      --
Number of accumulation units outstanding at end of period (000 omitted)                        146      16      --


--------------------------------------------------------------------------------
29 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                               $1.33   $1.25   $1.00
Accumulation unit value at end of period                                                     $1.43   $1.33   $1.25
Number of accumulation units outstanding at end of period (000 omitted)                         13      13      13

RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                               $1.01   $1.00      --
Accumulation unit value at end of period                                                     $1.04   $1.01      --
Number of accumulation units outstanding at end of period (000 omitted)                         17      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                               $1.01   $1.00      --
Accumulation unit value at end of period                                                     $1.03   $1.01      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                               $1.06   $1.00      --
Accumulation unit value at end of period                                                     $1.19   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                               $1.03   $1.00      --
Accumulation unit value at end of period                                                     $1.08   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                        276      37      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO -
LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                               $1.03   $1.00      --
Accumulation unit value at end of period                                                     $1.06   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                               $1.04   $1.00      --
Accumulation unit value at end of period                                                     $1.13   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                               $1.28   $1.26   $1.00
Accumulation unit value at end of period                                                     $1.28   $1.28   $1.26
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO -
LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                               $1.45   $1.33   $1.00
Accumulation unit value at end of period                                                     $1.49   $1.45   $1.33
Number of accumulation units outstanding at end of period (000 omitted)                        465     433      72

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                               $1.04   $1.00      --
Accumulation unit value at end of period                                                     $1.03   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                               $0.99   $0.99   $1.00
Accumulation unit value at end of period                                                     $0.99   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)                        485     348     271


--------------------------------------------------------------------------------
30 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                           2005    2004    2003
------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                               $1.77   $1.49   $1.00
Accumulation unit value at end of period                                                     $1.85   $1.77   $1.49
Number of accumulation units outstanding at end of period (000 omitted)                        204      36       4

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.03   $1.00      --
Accumulation unit value at end of period                                                     $1.06   $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                        648      56      --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.05   $1.00      --
Accumulation unit value at end of period                                                     $1.21   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                          2       1      --

WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                               $1.09   $1.00      --
Accumulation unit value at end of period                                                     $1.30   $1.09      --
Number of accumulation units outstanding at end of period (000 omitted)                        220      22      --

WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.04   $1.00      --
Accumulation unit value at end of period                                                     $1.14   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                        146      15      --


--------------------------------------------------------------------------------
31 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                       2005     2004    2003    2002    2001    2000    1999    1998    1997
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period            $1.59   $1.45   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.65   $1.59   $1.45      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                37      38      29      --      --      --      --      --      --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period            $1.60   $1.41   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.72   $1.60   $1.41      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                --      --      --      --      --      --      --      --      --

AIM V.I. CORE EQUITY FUND, SERIES I SHARES* (11/4/1998)
Accumulation unit value at beginning of period            $1.07   $1.00   $0.81   $0.98   $1.28   $1.52   $1.15   $1.00      --
Accumulation unit value at end of period                  $1.11   $1.07   $1.00   $0.81   $0.98   $1.28   $1.52   $1.15      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               540     627     775     866     932     724     381       6      --

*AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES MERGED INTO AIM V.I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006.

AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (11/4/1998)
Accumulation unit value at beginning of period            $1.12   $0.92   $0.72   $0.87   $1.15   $1.59   $1.04   $1.00      --
Accumulation unit value at end of period                  $1.31   $1.12   $0.92   $0.72   $0.87   $1.15   $1.59   $1.04      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               154     207     258     270     344     266     230       4      --

AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES* (11/4/1998)
Accumulation unit value at beginning of period            $0.95   $0.91   $0.74   $1.08   $1.25   $1.48   $1.16   $1.00      --
Accumulation unit value at end of period                  $0.99   $0.95   $0.91   $0.74   $1.08   $1.25   $1.48   $1.16      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               453     556     671     703     889     761     482       8      --

*AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES MERGED INTO AIM V.I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006.

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (3/17/2003)
Accumulation unit value at beginning of period            $1.33   $1.28   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.38   $1.33   $1.28      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                --      --      --      --      --      --      --      --      --

*AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V.I. CORE EQUITY FUND, SERIES II SHARES ON APRIL 28, 2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period            $1.46   $1.41   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.49   $1.46   $1.41      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 4       4      --      --      --      --      --      --      --

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period            $1.51   $1.37   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.55   $1.51   $1.37      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                23      15       4      --      --      --      --      --      --

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period            $1.36   $1.28   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.55   $1.36   $1.28      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               109     110      37      --      --      --      --      --      --

ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period            $1.26   $1.17   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.28   $1.26   $1.17      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                13      22      --      --      --      --      --      --      --

AMERICAN CENTURY VP INCOME & GROWTH, CLASS I (11/4/1998)
Accumulation unit value at beginning of period            $1.15   $1.03   $0.81   $1.02   $1.13   $1.28   $1.10   $1.00      --
Accumulation unit value at end of period                  $1.19   $1.15   $1.03   $0.81   $1.02   $1.13   $1.28   $1.10      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               239     256     318     389     403     278     180       8      --

AMERICAN CENTURY VP VALUE, CLASS I (11/4/1998)
Accumulation unit value at beginning of period            $1.56   $1.38   $1.09   $1.26   $1.13   $0.97   $1.00   $1.00      --
Accumulation unit value at end of period                  $1.61   $1.56   $1.38   $1.09   $1.26   $1.13   $0.97   $1.00      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               136     144     168     184     192     199     116       3      --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period            $1.51   $1.33   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.74   $1.51   $1.33      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               137     138      --      --      --      --      --      --      --


--------------------------------------------------------------------------------
32 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                       2005     2004    2003    2002    2001    2000    1999    1998    1997
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period            $1.41   $1.38   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.46   $1.41   $1.38      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                55      55       6      --      --      --      --      --      --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period            $1.81   $1.48   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $2.11   $1.81   $1.48      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               116     126      29      --      --      --      --      --      --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period            $1.75   $1.57   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $2.05   $1.75   $1.57      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                29      37      --      --      --      --      --      --      --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period            $1.75   $1.35   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.96   $1.75   $1.35      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                --      --      --      --      --      --      --      --      --

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period            $1.81   $1.48   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.94   $1.81   $1.48      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2       2       2      --      --      --      --      --      --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period            $1.61   $1.47   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.66   $1.61   $1.47      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 8       8       3      --      --      --      --      --      --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period            $1.41   $1.27   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.54   $1.41   $1.27      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               412     403     134      --      --      --      --      --      --

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period            $1.67   $1.43   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.81   $1.67   $1.43      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                16      17       2      --      --      --      --      --      --

JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (11/4/1998)
Accumulation unit value at beginning of period            $1.45   $1.36   $1.21   $1.31   $1.39   $1.44   $1.15   $1.00      --
Accumulation unit value at end of period                  $1.54   $1.45   $1.36   $1.21   $1.31   $1.39   $1.44   $1.15      --
Number of accumulation units outstanding at end of period
(000 omitted)                                             2,071   2,464   2,892   3,214   3,536   3,145   1,783      37      --

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES (11/4/1998)
Accumulation unit value at beginning of period            $1.07   $1.04   $0.85   $1.16   $1.51   $1.82   $1.12   $1.00      --
Accumulation unit value at end of period                  $1.12   $1.07   $1.04   $0.85   $1.16   $1.51   $1.82   $1.12      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               468     558     636     677     746     648     280      11      --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period            $1.35   $1.25   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.38   $1.35   $1.25      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                --      --      --      --      --      --      --      --      --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period            $1.47   $1.40   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.52   $1.47   $1.40      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                15      15      --      --      --      --      --      --      --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period            $1.28   $1.17   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.30   $1.28   $1.17      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                77      79      13      --      --      --      --      --      --

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period            $1.70   $1.33   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.96   $1.70   $1.33      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2       2      --      --      --      --      --      --      --


--------------------------------------------------------------------------------
33 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                       2005     2004    2003    2002    2001    2000    1999    1998    1997
-------------------------------------------------------------------------------------------------------------------------------
OPCAP EQUITY PORTFOLIO (11/4/1998)
Accumulation unit value at beginning of period            $1.12   $1.02   $0.80   $1.03   $1.13   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                  $1.18   $1.12   $1.02   $0.80   $1.03   $1.13   $1.04   $1.03      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               110     118     143     149     162     164     101       3      --

OPCAP MANAGED PORTFOLIO (10/27/1997)
Accumulation unit value at beginning of period            $1.23   $1.13   $0.94   $1.15   $1.22   $1.13   $1.09   $1.03   $1.00
Accumulation unit value at end of period                  $1.28   $1.23   $1.13   $0.94   $1.15   $1.22   $1.13   $1.09   $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                               614     736     941     989   1,278   1,378   1,293   1,274      --

OPCAP SMALL CAP PORTFOLIO (11/4/1998)
Accumulation unit value at beginning of period            $1.90   $1.63   $1.16   $1.50   $1.41   $0.99   $1.02   $1.00      --
Accumulation unit value at end of period                  $1.87   $1.90   $1.63   $1.16   $1.50   $1.41   $0.99   $1.02      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               111     121     154     148     177     187     125       8      --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA (11/4/1998)
Accumulation unit value at beginning of period            $1.32   $1.26   $0.97   $1.35   $1.56   $1.59   $1.14   $1.00      --
Accumulation unit value at end of period                  $1.37   $1.32   $1.26   $0.97   $1.35   $1.56   $1.59   $1.14      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               524     586     633     657     742     507     329      12      --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period            $1.43   $1.36   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.48   $1.43   $1.36      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               183     169       8      --      --      --      --      --      --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period            $1.81   $1.54   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $2.03   $1.81   $1.54      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                29      32      --      --      --      --      --      --      --

OPPENHEIMER HIGH INCOME FUND/VA (11/4/1998)
Accumulation unit value at beginning of period            $1.30   $1.21   $0.99   $1.02   $1.02   $1.07   $1.04   $1.00      --
Accumulation unit value at end of period                  $1.31   $1.30   $1.21   $0.99   $1.02   $1.02   $1.07   $1.04      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               247     266     280     318     408     344     253       6      --

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period            $1.26   $1.18   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.27   $1.26   $1.18      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 9       9       4      --      --      --      --      --      --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period            $1.80   $1.53   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.94   $1.80   $1.53      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               111     111       3      --      --      --      --      --      --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period            $1.21   $1.13   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.22   $1.21   $1.13      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               401     371     141      --      --      --      --      --      --

PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period            $1.34   $1.24   $1.05   $1.00   $0.98   $0.99   $0.99   $1.01   $1.00
Accumulation unit value at end of period                  $1.37   $1.34   $1.24   $1.05   $1.00   $0.98   $0.99   $0.99   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                               117     240     290     372     472     546     605     662      --

PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period            $1.37   $1.28   $1.08   $1.03   $1.01   $1.03   $1.02   $1.00      --
Accumulation unit value at end of period                  $1.40   $1.37   $1.28   $1.08   $1.03   $1.01   $1.03   $1.02      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               358     412     451     546     676     553     428      14      --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period            $1.33   $1.21   $0.96   $1.20   $1.30   $1.21   $1.21   $1.07   $1.00
Accumulation unit value at end of period                  $1.38   $1.33   $1.21   $0.96   $1.20   $1.30   $1.21   $1.21   $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                               350     558     731     878   1,284   1,528   1,585   1,538      --

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period            $1.15   $1.05   $0.83   $1.04   $1.13   $1.06   $1.06   $1.00      --
Accumulation unit value at end of period                  $1.19   $1.15   $1.05   $0.83   $1.04   $1.13   $1.06   $1.06      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               997   1,260   1,479   1,621   1,769   1,720     866      17      --


--------------------------------------------------------------------------------
34 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                       2005     2004    2003    2002    2001    2000    1999    1998    1997
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period            $1.23   $1.12   $0.90   $0.91   $0.89   $0.99   $0.94   $1.02   $1.00
Accumulation unit value at end of period                  $1.25   $1.23   $1.12   $0.90   $0.91   $0.89   $0.99   $0.94   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                               170     304     390     473     674     770     859   1,150      --

PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period            $1.33   $1.22   $0.98   $1.00   $0.98   $1.08   $1.04   $1.00      --
Accumulation unit value at end of period                  $1.35   $1.33   $1.22   $0.98   $1.00   $0.98   $1.08   $1.04      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               187     207     221     263     324     305     235      14      --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period            $1.59   $1.39   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.76   $1.59   $1.39      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                34      34      30      --      --      --      --      --      --

PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period            $1.07   $0.98   $0.75   $1.09   $1.57   $2.16   $1.29   $1.05   $1.00
Accumulation unit value at end of period                  $1.16   $1.07   $0.98   $0.75   $1.09   $1.57   $2.16   $1.29   $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                               123     206     261     317     513     516     471     411      --

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period            $1.41   $1.33   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.46   $1.41   $1.33      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                --      --      --      --      --      --      --      --      --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period            $1.60   $1.37   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.77   $1.60   $1.37      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1       1       1      --      --      --      --      --      --

PUTNAM VT VOYAGER FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period            $1.06   $1.02   $0.83   $1.14   $1.50   $1.82   $1.17   $1.00      --
Accumulation unit value at end of period                  $1.10   $1.06   $1.02   $0.83   $1.14   $1.50   $1.82   $1.17      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               760     883     995   1,116   1,324   1,073     538      14      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period            $1.14   $1.05   $0.89   $1.03   $1.17   $1.22   $1.07   $0.97   $1.00
Accumulation unit value at end of period                  $1.16   $1.14   $1.05   $0.89   $1.03   $1.17   $1.22   $1.07   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                             1,170   1,724   2,090   2,318   2,216   2,219   1,962   1,650      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period            $1.06   $1.06   $1.07   $1.08   $1.05   $1.01   $1.01   $1.00   $1.00
Accumulation unit value at end of period                  $1.07   $1.06   $1.06   $1.07   $1.08   $1.05   $1.01   $1.01   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                               379      45      41      47      50      59      --      13      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period            $1.19   $1.15   $1.12   $1.08   $1.01   $0.97   $0.97   $0.97   $1.00
Accumulation unit value at end of period                  $1.20   $1.19   $1.15   $1.12   $1.08   $1.01   $0.97   $0.97   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                               548     664     701     794     943   1,016     898     566      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period            $1.77   $1.52   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.98   $1.77   $1.52      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 5       5       1      --      --      --      --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period            $1.33   $1.25   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.43   $1.33   $1.25      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                --      --      --      --      --      --      --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period            $0.98   $0.85   $0.67   $0.83   $1.18   $1.60   $1.11   $0.97   $1.00
Accumulation unit value at end of period                  $1.10   $0.98   $0.85   $0.67   $0.83   $1.18   $1.60   $1.11   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                               137     182     222     231     257     192     143      56      --


--------------------------------------------------------------------------------
35 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                       2005     2004    2003    2002    2001    2000    1999    1998    1997
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period            $1.02   $0.97   $0.76   $0.99   $1.23   $1.51   $1.24   $1.01   $1.00
Accumulation unit value at end of period                  $1.06   $1.02   $0.97   $0.76   $0.99   $1.23   $1.51   $1.24   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                               327     497     584     650     963     970     861     753      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/4/1998)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period            $1.06   $1.04   $0.85   $1.10   $1.34   $1.50   $1.15   $1.00      --
Accumulation unit value at end of period                  $1.06   $1.06   $1.04   $0.85   $1.10   $1.34   $1.50   $1.15      --
Number of accumulation units outstanding at end of period
(000 omitted)                                               129     139     150     155     151     119      88       4      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY
FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period            $1.44   $1.33   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.49   $1.44   $1.33      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                32      38      --      --      --      --      --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period            $0.99   $0.99   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $0.99   $0.99   $0.99      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                53      53      10      --      --      --      --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period            $1.77   $1.49   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                  $1.84   $1.77   $1.49      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                10      10       2      --      --      --      --      --      --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (10/24/1997)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period            $0.76   $0.71   $0.56   $0.83   $1.26   $1.57   $0.93   $0.92   $1.00
Accumulation unit value at end of period                  $0.82   $0.76   $0.71   $0.56   $0.83   $1.26   $1.57   $0.93   $0.92
Number of accumulation units outstanding at end of period
(000 omitted)                                               293     409     476     511     626     438     427     269      --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH
FUND ON MARCH 17, 2006.


--------------------------------------------------------------------------------
36 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                                       2005       2004
-----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.07      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       84         11

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.13      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.08      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       22          3

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.06      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.21      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                      157          6

ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/15/2004)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.04      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                       16         --

AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                             $1.01      $1.00
Accumulation unit value at end of period                                                   $1.01      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                      264         13

AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                             $1.06      $1.00
Accumulation unit value at end of period                                                   $1.18      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.03      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                      259          9

AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.07      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                             $1.06      $1.00
Accumulation unit value at end of period                                                   $1.10      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period  $1.00  $1.00                               $1.00      $1.00
Accumulation unit value at end of period  $1.01  $1.00                                     $1.00      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                       54          6

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON
APRIL 28, 2006. ON MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD
FUND, VARIABLE SERIES, CLASS B.


--------------------------------------------------------------------------------
37 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                       2005       2004
-----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.12      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                       12         --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.04      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                       60          2

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.05      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.15      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.19      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                      722         11

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.06      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.00      $1.00
Accumulation unit value at end of period                                                   $1.01      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                      139          7

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.23      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                       78         --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.23      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                       37          6

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.03      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        1         --

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.05      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.06      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        5         --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.13      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                        2         --

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.00      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                       69          5


--------------------------------------------------------------------------------
38 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                       2005       2004
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.12      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.16      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                      189          6

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.06      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.08      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.03      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        2         --

MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                             $1.06      $1.00
Accumulation unit value at end of period                                                   $1.22      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.05      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                      179          7

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.07      $1.00
Accumulation unit value at end of period                                                   $1.20      $1.07
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.13      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                      139         --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.03      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                      177         11

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.16      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.17      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.11      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.06      $1.00
Accumulation unit value at end of period                                                   $1.17      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                       --         --


--------------------------------------------------------------------------------
39 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                       2005       2004
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                             $1.00      $1.00
Accumulation unit value at end of period                                                   $1.01      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                        4         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                             $1.00      $1.00
Accumulation unit value at end of period                                                   $1.01      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.17      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                      259         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                             $1.08      $1.00
Accumulation unit value at end of period                                                   $1.43      $1.08
Number of accumulation units outstanding at end of period (000 omitted)                      103          4

RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.11      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                             $1.01      $1.00
Accumulation unit value at end of period                                                   $1.03      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                       11         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                             $1.01      $1.00
Accumulation unit value at end of period                                                   $1.02      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                             $1.06      $1.00
Accumulation unit value at end of period                                                   $1.19      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.08      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                      122         18

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO
- LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.06      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.13      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                       --         --


--------------------------------------------------------------------------------
40 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                       2005       2004
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                             $1.01      $1.00
Accumulation unit value at end of period                                                   $1.01      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO
- LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.05      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                       13         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.03      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                             $1.00      $1.00
Accumulation unit value at end of period                                                   $1.00      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                        9         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.10      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                      202          9

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.06      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                      445         16

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.21      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                        7         --

WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                             $1.08      $1.00
Accumulation unit value at end of period                                                   $1.30      $1.08
Number of accumulation units outstanding at end of period (000 omitted)                      146          7

WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.14      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                      100          4


--------------------------------------------------------------------------------
41 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                                       2005       2004       2003
----------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.58      $1.45      $1.00
Accumulation unit value at end of period                                                   $1.64      $1.58      $1.45
Number of accumulation units outstanding at end of period (000 omitted)                       13          9         --

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.59      $1.40      $1.00
Accumulation unit value at end of period                                                   $1.71      $1.59      $1.40
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00         --
Accumulation unit value at end of period                                                   $1.08      $1.03         --
Number of accumulation units outstanding at end of period (000 omitted)                        1         --         --

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (3/17/2003)
Accumulation unit value at beginning of period                                             $1.33      $1.28      $1.00
Accumulation unit value at end of period                                                   $1.38      $1.33      $1.28
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

*AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V.I. CORE EQUITY FUND, SERIES II SHARES ON APRIL 28,
2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                             $1.45      $1.41      $1.00
Accumulation unit value at end of period                                                   $1.48      $1.45      $1.41
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                             $1.49      $1.36      $1.00
Accumulation unit value at end of period                                                   $1.54      $1.49      $1.36
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00         --
Accumulation unit value at end of period                                                   $1.21      $1.05         --
Number of accumulation units outstanding at end of period (000 omitted)                       25         --         --

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                             $1.36      $1.28      $1.00
Accumulation unit value at end of period                                                   $1.54      $1.36      $1.28
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                             $1.25      $1.17      $1.00
Accumulation unit value at end of period                                                   $1.28      $1.25      $1.17
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                             $1.01      $1.00         --
Accumulation unit value at end of period                                                   $1.01      $1.01         --
Number of accumulation units outstanding at end of period (000 omitted)                       67         --         --

AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                             $1.06      $1.00         --
Accumulation unit value at end of period                                                   $1.18      $1.06         --
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00         --
Accumulation unit value at end of period                                                   $1.03      $1.03         --
Number of accumulation units outstanding at end of period (000 omitted)                       35         --         --

AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00         --
Accumulation unit value at end of period                                                   $1.07      $1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --


--------------------------------------------------------------------------------
42 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                       2005       2004       2003
----------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                             $1.06      $1.00         --
Accumulation unit value at end of period                                                   $1.10      $1.06         --
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                             $1.00      $1.00         --
Accumulation unit value at end of period                                                   $1.01      $1.00         --
Number of accumulation units outstanding at end of period (000 omitted)                       22         --         --

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON APRIL 28, 2006.
ON MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD FUND, VARIABLE SERIES,
CLASS B.

DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00         --
Accumulation unit value at end of period                                                   $1.12      $1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.02      $1.00         --
Accumulation unit value at end of period                                                   $1.04      $1.02         --
Number of accumulation units outstanding at end of period (000 omitted)                        7         --         --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.02      $1.00         --
Accumulation unit value at end of period                                                   $1.05      $1.02         --
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00         --
Accumulation unit value at end of period                                                   $1.15      $1.05         --
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.50      $1.33      $1.00
Accumulation unit value at end of period                                                   $1.73      $1.50      $1.33
Number of accumulation units outstanding at end of period (000 omitted)                       66         20         --

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.40      $1.38      $1.00
Accumulation unit value at end of period                                                   $1.46      $1.40      $1.38
Number of accumulation units outstanding at end of period (000 omitted)                        2          1         --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.00      $1.00         --
Accumulation unit value at end of period                                                   $1.01      $1.00         --
Number of accumulation units outstanding at end of period (000 omitted)                       67         --         --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.81      $1.47      $1.00
Accumulation unit value at end of period                                                   $2.10      $1.81      $1.47
Number of accumulation units outstanding at end of period (000 omitted)                       30         19         --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.75      $1.57      $1.00
Accumulation unit value at end of period                                                   $2.04      $1.75      $1.57
Number of accumulation units outstanding at end of period (000 omitted)                        2          1          1

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00         --
Accumulation unit value at end of period                                                   $1.03      $1.03         --
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.75      $1.35      $1.00
Accumulation unit value at end of period                                                   $1.95      $1.75      $1.35
Number of accumulation units outstanding at end of period (000 omitted)                       10          8         --


--------------------------------------------------------------------------------
43 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                       2005       2004       2003
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00         --
Accumulation unit value at end of period                                                   $1.05      $1.03         --
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.80      $1.48      $1.00
Accumulation unit value at end of period                                                   $1.93      $1.80      $1.48
Number of accumulation units outstanding at end of period (000 omitted)                        7          5         --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.61      $1.46      $1.00
Accumulation unit value at end of period                                                   $1.66      $1.61      $1.46
Number of accumulation units outstanding at end of period (000 omitted)                        8          5         --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.41      $1.27      $1.00
Accumulation unit value at end of period                                                   $1.54      $1.41      $1.27
Number of accumulation units outstanding at end of period (000 omitted)                      153        151         --

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.66      $1.42      $1.00
Accumulation unit value at end of period                                                   $1.80      $1.66      $1.42
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00         --
Accumulation unit value at end of period                                                   $1.00      $1.05         --
Number of accumulation units outstanding at end of period (000 omitted)                       22         --         --

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00         --
Accumulation unit value at end of period                                                   $1.12      $1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00         --
Accumulation unit value at end of period                                                   $1.16      $1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                       19         --         --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                             $1.34      $1.25      $1.00
Accumulation unit value at end of period                                                   $1.38      $1.34      $1.25
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                             $1.46      $1.40      $1.00
Accumulation unit value at end of period                                                   $1.51      $1.46      $1.40
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                             $1.28      $1.17      $1.00
Accumulation unit value at end of period                                                   $1.29      $1.28      $1.17
Number of accumulation units outstanding at end of period (000 omitted)                       13         13         --

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                             $1.70      $1.33      $1.00
Accumulation unit value at end of period                                                   $1.95      $1.70      $1.33
Number of accumulation units outstanding at end of period (000 omitted)                        5          4         --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.42      $1.36      $1.00
Accumulation unit value at end of period                                                   $1.47      $1.42      $1.36
Number of accumulation units outstanding at end of period (000 omitted)                       26          5         --

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.80      $1.54      $1.00
Accumulation unit value at end of period                                                   $2.02      $1.80      $1.54
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --


--------------------------------------------------------------------------------
44 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                       2005       2004       2003
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.26      $1.18      $1.00
Accumulation unit value at end of period                                                   $1.27      $1.26      $1.18
Number of accumulation units outstanding at end of period (000 omitted)                        1          1          1

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.79      $1.53      $1.00
Accumulation unit value at end of period                                                   $1.94      $1.79      $1.53
Number of accumulation units outstanding at end of period (000 omitted)                       16         15         --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.20      $1.13      $1.00
Accumulation unit value at end of period                                                   $1.21      $1.20      $1.13
Number of accumulation units outstanding at end of period (000 omitted)                      233        196          1

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.46      $1.34      $1.00
Accumulation unit value at end of period                                                   $1.51      $1.46      $1.34
Number of accumulation units outstanding at end of period (000 omitted)                        2          1         --

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00         --
Accumulation unit value at end of period                                                   $1.16      $1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.59      $1.39      $1.00
Accumulation unit value at end of period                                                   $1.76      $1.59      $1.39
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.41      $1.33      $1.00
Accumulation unit value at end of period                                                   $1.45      $1.41      $1.33
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00         --
Accumulation unit value at end of period                                                   $1.11      $1.05         --
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.59      $1.37      $1.00
Accumulation unit value at end of period                                                   $1.76      $1.59      $1.37
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                             $0.98      $0.99      $1.00
Accumulation unit value at end of period                                                   $0.99      $0.98      $0.99
Number of accumulation units outstanding at end of period (000 omitted)                        1          2          2

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                             $1.04      $1.01      $1.00
Accumulation unit value at end of period                                                   $1.04      $1.04      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                       15          5          1

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                             $1.76      $1.52      $1.00
Accumulation unit value at end of period                                                   $1.97      $1.76      $1.52
Number of accumulation units outstanding at end of period (000 omitted)                       34         --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                             $1.08      $1.00         --
Accumulation unit value at end of period                                                   $1.42      $1.08         --
Number of accumulation units outstanding at end of period (000 omitted)                       16         --         --


--------------------------------------------------------------------------------
45 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                       2005       2004       2003
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                             $1.33      $1.24      $1.00
Accumulation unit value at end of period                                                   $1.42      $1.33      $1.24
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                             $1.01      $1.00         --
Accumulation unit value at end of period                                                   $1.03      $1.01         --
Number of accumulation units outstanding at end of period (000 omitted)                       17         --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                             $1.01      $1.00         --
Accumulation unit value at end of period                                                   $1.02      $1.01         --
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                             $1.06      $1.00         --
Accumulation unit value at end of period                                                   $1.19      $1.06         --
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                             $1.03      $1.00         --
Accumulation unit value at end of period                                                   $1.08      $1.03         --
Number of accumulation units outstanding at end of period (000 omitted)                        8         --         --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP
EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                             $1.03      $1.00         --
Accumulation unit value at end of period                                                   $1.06      $1.03         --
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                             $1.04      $1.00         --
Accumulation unit value at end of period                                                   $1.13      $1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                             $1.28      $1.26      $1.00
Accumulation unit value at end of period                                                   $1.28      $1.28      $1.26
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE
CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                             $1.44      $1.33      $1.00
Accumulation unit value at end of period                                                   $1.48      $1.44      $1.33
Number of accumulation units outstanding at end of period (000 omitted)                        7          6          1

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                             $1.04      $1.00         --
Accumulation unit value at end of period                                                   $1.03      $1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                             $0.98      $0.99      $1.00
Accumulation unit value at end of period                                                   $0.98      $0.98      $0.99
Number of accumulation units outstanding at end of period (000 omitted)                       34         28          2


--------------------------------------------------------------------------------
46 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                       2005       2004       2003
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                             $1.76      $1.49      $1.00
Accumulation unit value at end of period                                                   $1.84      $1.76      $1.49
Number of accumulation units outstanding at end of period (000 omitted)                       17         --         --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00         --
Accumulation unit value at end of period                                                   $1.06      $1.03         --
Number of accumulation units outstanding at end of period (000 omitted)                       75         --         --

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00         --
Accumulation unit value at end of period                                                   $1.21      $1.05         --
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                             $1.08      $1.00         --
Accumulation unit value at end of period                                                   $1.30      $1.08         --
Number of accumulation units outstanding at end of period (000 omitted)                       24         --         --

WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00         --
Accumulation unit value at end of period                                                   $1.14      $1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                       18         --         --


--------------------------------------------------------------------------------
47 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                                       2005       2004       2003
----------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.58      $1.45      $1.00
Accumulation unit value at end of period                                                   $1.64      $1.58      $1.45
Number of accumulation units outstanding at end of period (000 omitted)                       42         14          9

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.59      $1.40      $1.00
Accumulation unit value at end of period                                                   $1.71      $1.59      $1.40
Number of accumulation units outstanding at end of period (000 omitted)                        3          4          4

AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES* (3/17/2003)
Accumulation unit value at beginning of period                                             $1.32      $1.28      $1.00
Accumulation unit value at end of period                                                   $1.37      $1.32      $1.28
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

*AIM V.I. PREMIER EQUITY FUND, SERIES II SHARES MERGED INTO AIM V.I. CORE EQUITY FUND, SERIES II SHARES ON APRIL 28,
2006.

ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                             $1.45      $1.40      $1.00
Accumulation unit value at end of period                                                   $1.48      $1.45      $1.40
Number of accumulation units outstanding at end of period (000 omitted)                       33         35         30

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                             $1.49      $1.36      $1.00
Accumulation unit value at end of period                                                   $1.53      $1.49      $1.36
Number of accumulation units outstanding at end of period (000 omitted)                      362        364        283

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period                                             $1.36      $1.28      $1.00
Accumulation unit value at end of period                                                   $1.54      $1.36      $1.28
Number of accumulation units outstanding at end of period (000 omitted)                       66         68         35

ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (3/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                             $1.25      $1.17      $1.00
Accumulation unit value at end of period                                                   $1.27      $1.25      $1.17
Number of accumulation units outstanding at end of period (000 omitted)                                  14      15 --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.50      $1.33      $1.00
Accumulation unit value at end of period                                                   $1.72      $1.50      $1.33
Number of accumulation units outstanding at end of period (000 omitted)                      159        160         26

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.40      $1.38      $1.00
Accumulation unit value at end of period                                                   $1.45      $1.40      $1.38
Number of accumulation units outstanding at end of period (000 omitted)                                 133     134 --

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.81      $1.47      $1.00
Accumulation unit value at end of period                                                   $2.10      $1.81      $1.47
Number of accumulation units outstanding at end of period (000 omitted)                      430        446        321

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.74      $1.57      $1.00
Accumulation unit value at end of period                                                   $2.04      $1.74      $1.57
Number of accumulation units outstanding at end of period (000 omitted)                                  15      17 --

FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.79      $1.38      $1.00
Accumulation unit value at end of period                                                   $2.00      $1.79      $1.38
Number of accumulation units outstanding at end of period (000 omitted)                       22         28         21

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.80      $1.48      $1.00
Accumulation unit value at end of period                                                   $1.92      $1.80      $1.48
Number of accumulation units outstanding at end of period (000 omitted)                       30         27          8


--------------------------------------------------------------------------------
48 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                       2005       2004       2003
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.60      $1.46      $1.00
Accumulation unit value at end of period                                                   $1.65      $1.60      $1.46
Number of accumulation units outstanding at end of period (000 omitted)                       93        104         65

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.41      $1.27      $1.00
Accumulation unit value at end of period                                                   $1.53      $1.41      $1.27
Number of accumulation units outstanding at end of period (000 omitted)                      308        320         68

FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period                                             $1.69      $1.45      $1.00
Accumulation unit value at end of period                                                   $1.83      $1.69      $1.45
Number of accumulation units outstanding at end of period (000 omitted)                       51         47          9

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                             $1.34      $1.25      $1.00
Accumulation unit value at end of period                                                   $1.38      $1.34      $1.25
Number of accumulation units outstanding at end of period (000 omitted)                        4          4          4

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                             $1.46      $1.40      $1.00
Accumulation unit value at end of period                                                   $1.51      $1.46      $1.40
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                             $1.28      $1.17      $1.00
Accumulation unit value at end of period                                                   $1.29      $1.28      $1.17
Number of accumulation units outstanding at end of period (000 omitted)                      121        123         80

MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period                                             $1.70      $1.33      $1.00
Accumulation unit value at end of period                                                   $1.94      $1.70      $1.33
Number of accumulation units outstanding at end of period (000 omitted)                        4          4          1

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.42      $1.35      $1.00
Accumulation unit value at end of period                                                   $1.47      $1.42      $1.35
Number of accumulation units outstanding at end of period (000 omitted)                      171        173          9

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.80      $1.54      $1.00
Accumulation unit value at end of period                                                   $2.02      $1.80      $1.54
Number of accumulation units outstanding at end of period (000 omitted)                       52         52          1

OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.26      $1.18      $1.00
Accumulation unit value at end of period                                                   $1.26      $1.26      $1.18
Number of accumulation units outstanding at end of period (000 omitted)                       20         21          1

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.79      $1.53      $1.00
Accumulation unit value at end of period                                                   $1.93      $1.79      $1.53
Number of accumulation units outstanding at end of period (000 omitted)                      359        362        268

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.20      $1.13      $1.00
Accumulation unit value at end of period                                                   $1.21      $1.20      $1.13
Number of accumulation units outstanding at end of period (000 omitted)                      299        307         75

PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.46      $1.33      $1.00
Accumulation unit value at end of period                                                   $1.51      $1.46      $1.33
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.59      $1.39      $1.00
Accumulation unit value at end of period                                                   $1.75      $1.59      $1.39
Number of accumulation units outstanding at end of period (000 omitted)                        8          9         --


--------------------------------------------------------------------------------
49 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                       2005       2004       2003
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.40      $1.33      $1.00
Accumulation unit value at end of period                                                   $1.45      $1.40      $1.33
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

PUTNAM VT VISTA FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period                                             $1.59      $1.36      $1.00
Accumulation unit value at end of period                                                   $1.76      $1.59      $1.36
Number of accumulation units outstanding at end of period (000 omitted)                        8          8          8

RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                             $0.98      $0.99      $1.00
Accumulation unit value at end of period                                                   $0.99      $0.98      $0.99
Number of accumulation units outstanding at end of period (000 omitted)                      107         97         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                             $1.03      $1.00      $1.00
Accumulation unit value at end of period                                                   $1.04      $1.03      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                       28         28         28

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                             $1.76      $1.51      $1.00
Accumulation unit value at end of period                                                   $1.97      $1.76      $1.51
Number of accumulation units outstanding at end of period (000 omitted)                       10          9          1

RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                             $1.33      $1.24      $1.00
Accumulation unit value at end of period                                                   $1.42      $1.33      $1.24
Number of accumulation units outstanding at end of period (000 omitted)                       --         --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                             $1.28      $1.26      $1.00
Accumulation unit value at end of period                                                   $1.27      $1.28      $1.26
Number of accumulation units outstanding at end of period (000 omitted)                        2          2          2

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE
CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                             $1.44      $1.33      $1.00
Accumulation unit value at end of period                                                   $1.48      $1.44      $1.33
Number of accumulation units outstanding at end of period (000 omitted)                       90         80         29

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                             $0.98      $0.99      $1.00
Accumulation unit value at end of period                                                   $0.98      $0.98      $0.99
Number of accumulation units outstanding at end of period (000 omitted)                      101         85         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (3/17/2003)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                             $1.76      $1.49      $1.00
Accumulation unit value at end of period                                                   $1.83      $1.76      $1.49
Number of accumulation units outstanding at end of period (000 omitted)                        5          7          3


--------------------------------------------------------------------------------
50 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                       2005       2004
-----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.07      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        6          1

AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.13      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.08      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        2         --

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.06      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.21      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                       28          1

ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/15/2004)
(PREVIOUSLY ALLIANCEBERNSTEIN VP TOTAL RETURN PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.04      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                             $1.01      $1.00
Accumulation unit value at end of period                                                   $1.01      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                       50          3

AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                             $1.06      $1.00
Accumulation unit value at end of period                                                   $1.18      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.03      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       36         --

AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.07      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
(PREVIOUSLY COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B)
Accumulation unit value at beginning of period                                             $1.06      $1.00
Accumulation unit value at end of period                                                   $1.09      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                             $1.00      $1.00
Accumulation unit value at end of period                                                   $1.01      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                       16          1

*COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B MERGED INTO NATIONS HIGH YIELD BOND PORTFOLIO ON
APRIL 28, 2006. ON MAY 1, 2006, NATIONS HIGH YIELD BOND PORTFOLIO CHANGED ITS NAME TO COLUMBIA HIGH YIELD
FUND, VARIABLE SERIES, CLASS B.


--------------------------------------------------------------------------------
51 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                       2005       2004
-----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.11      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.04      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        8         --

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.04      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.15      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.18      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                      105         43

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.06      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.00      $1.00
Accumulation unit value at end of period                                                   $1.01      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                       52          3

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.22      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                       12         --

FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.23      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                        3         --

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.03      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.04      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.06      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.13      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                       33         33

FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.00      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                       19          1


--------------------------------------------------------------------------------
52 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                       2005       2004
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.11      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.16      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                               18 --

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.06      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.07      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.03      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                             $1.06      $1.00
Accumulation unit value at end of period                                                   $1.21      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.05      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                       63         35

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.07      $1.00
Accumulation unit value at end of period                                                   $1.20      $1.07
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.13      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.03      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                       61         27

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.15      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.16      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.11      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.06      $1.00
Accumulation unit value at end of period                                                   $1.17      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                       --         --


--------------------------------------------------------------------------------
53 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)


YEAR ENDED DEC. 31,                                                                       2005       2004
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                             $1.00      $1.00
Accumulation unit value at end of period                                                   $1.01      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                        4          1

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period                                             $1.00      $1.00
Accumulation unit value at end of period                                                   $1.01      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.17      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                       51         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                             $1.08      $1.00
Accumulation unit value at end of period                                                   $1.42      $1.08
Number of accumulation units outstanding at end of period (000 omitted)                       15         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.10      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND)
Accumulation unit value at beginning of period                                             $1.01      $1.00
Accumulation unit value at end of period                                                   $1.03      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                        9          1

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND)
Accumulation unit value at beginning of period                                             $1.01      $1.00
Accumulation unit value at end of period                                                   $1.02      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                             $1.06      $1.00
Accumulation unit value at end of period                                                   $1.18      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.07      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       15          2

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO
- LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.06      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - EQUITY SELECT FUND)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.12      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                       --         --


--------------------------------------------------------------------------------
54 - ACL VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                                       2005       2004
-----------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                             $1.01      $1.00
Accumulation unit value at end of period                                                   $1.01      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO
- LARGE CAP EQUITY FUND ON MARCH 17, 2006.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                             $1.02      $1.00
Accumulation unit value at end of period                                                   $1.05      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SELECT VALUE FUND)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.03      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND)
Accumulation unit value at beginning of period                                             $1.00      $1.00
Accumulation unit value at end of period                                                   $1.00      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                       --         --

RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.09      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                               29 --

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.03      $1.00
Accumulation unit value at end of period                                                   $1.05      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                       72          1

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.05      $1.00
Accumulation unit value at end of period                                                   $1.21      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                        4          1

WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                             $1.08      $1.00
Accumulation unit value at end of period                                                   $1.30      $1.08
Number of accumulation units outstanding at end of period (000 omitted)                       22         --

WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                             $1.04      $1.00
Accumulation unit value at end of period                                                   $1.14      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                       17         --


--------------------------------------------------------------------------------
55 - ACL VARIABLE ANNUITY ACCOUNT 2

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 90 segregated asset subaccounts of ACL Variable Annuity Account 2, referred to in Note 1, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Centurion Life Assurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of ACL Variable Annuity Account 2's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of ACL Variable Annuity Account 2's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 90 segregated asset subaccounts of ACL Variable Annuity Account 2, referred to in Note 1, at December 31, 2005, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 31, 2006

--------------------------------------------------------------------------------
56 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                                BASIC VAL,    CAP DEV,       CORE EQ,     INTL GRO,   MID CAP CORE
DECEMBER 31, 2005                                                SER II        SER II         SER I         SER I      EQ, SER II
ASSETS
Investments, at value(1),(2)                                  $    955,453  $    151,169  $    600,963  $    201,241  $    115,582
Dividends receivable                                                10,703            --            --            --            --
Accounts receivable from American Centurion Life
  for contract purchase payments                                         1            --            --            --             4
Receivable for share redemptions                                       202            --             2           119            30
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       966,359       151,169       600,965       201,360       115,616
==================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                     945           141           625           211           115
    Administrative charge                                              119            19            75            25            15
    Contract terminations                                              202            --             2           119            30
Payable for investments purchased                                   10,723            --            --            --             4
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   11,989           160           702           355           164
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          954,344       150,509       600,263       201,005       115,344
Net assets applicable to contracts in payment period                    --            --            --            --            --
Net assets applicable to seed money                                     26           500            --            --           108
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    954,370  $    151,009  $    600,263  $    201,005  $    115,452
==================================================================================================================================
(1) Investment shares                                               77,933         9,496        25,627         8,685         8,549
(2) Investments, at cost                                      $    866,081  $    123,293  $    652,690  $    178,161  $    111,537
----------------------------------------------------------------------------------------------------------------------------------


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 AIM VI        AIM VI        AB VPS        AB VPS        AB VPS
                                                               PREMIER EQ,   PREMIER EQ,  GLOBAL TECH,   GRO & INC,     INTL VAL,
DECEMBER 31, 2005 (CONTINUED)                                     SER I        SER II         CL B          CL B          CL B
ASSETS
Investments, at value(1),(2)                                  $    449,438  $      7,091  $    215,601  $  1,283,785  $    815,279
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Centurion Life
  for contract purchase payments                                        --            --            --            --         5,529
Receivable for share redemptions                                         4            --            --            --           356
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       449,442         7,091       215,601     1,283,785       821,164
==================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                     475             5           199         1,355           761
    Administrative charge                                               57             1            27           161            95
    Contract terminations                                                4            --            --            --           356
Payable for investments purchased                                       --            --            --            --         5,529
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      536             6           226         1,516         6,741
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          448,906         6,599       215,171     1,281,705       814,423
Net assets applicable to contracts in payment period                    --            --            --            --            --
Net assets applicable to seed money                                     --           486           204           564            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    448,906  $      7,085  $    215,375  $  1,282,269  $    814,423
==================================================================================================================================
(1) Investment shares                                               20,136           320        13,794        52,081        43,091
(2) Investments, at cost                                      $    562,720  $      5,876  $    194,021  $  1,079,357  $    749,035
----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
57 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 AB VPS        AB VPS        AC VP          AC VP
                                                               LG CAP GRO,   BAL SHARES,   INC & GRO,     INFLATION       AC VP
DECEMBER 31, 2005 (CONTINUED)                                     CL B          CL B         CL I        PROT, CL II   INTL, CL II
ASSETS
Investments, at value(1),(2)                                  $    389,842  $    285,567  $    284,730  $  1,229,818  $        351
Dividends receivable                                                    --            --            --         3,768            --
Accounts receivable from American Centurion Life
  for contract purchase payments                                        --            --             4         4,117            --
Receivable for share redemptions                                        --            --            --            20            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       389,842       285,567       284,734     1,237,723           351
==================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                     416           272           296         1,184            --
    Administrative charge                                               49            35            35           147            --
    Contract terminations                                               --            --            --            20            --
Payable for investments purchased                                       --            --             4         7,885            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      465           307           335         9,236            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          389,113       285,025       284,323     1,228,487            --
Net assets applicable to contracts in payment period                    --            --            76            --            --
Net assets applicable to seed money                                    264           235            --            --           351
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    389,377  $    285,260  $    284,399  $  1,228,487  $        351
==================================================================================================================================
(1) Investment shares                                               14,689        14,990        37,913       119,865            43
(2) Investments, at cost                                      $    303,630  $    264,447  $    259,917  $  1,247,187  $        298
----------------------------------------------------------------------------------------------------------------------------------



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                                                            COL
                                                                  AC VP         AC VP         AC VP      SM CAP VAL, COL HI YIELD,
DECEMBER 31, 2005 (CONTINUED)                                 ULTRA, CL II    VAL, CL I    VAL, CL II      VS CL B      VS CL B
ASSETS
Investments, at value(1),(2)                                  $  1,092,393  $    219,521  $      3,072  $        495 $     330,466
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Centurion Life
  for contract purchase payments                                     7,484            --            --            --            --
Receivable for share redemptions                                       293            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     1,100,170       219,521         3,072           495       330,466
==================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   1,014           229             3            --           322
    Administrative charge                                              126            27            --            --            40
    Contract terminations                                              293            --            --            --            --
Payable for investments purchased                                    7,484            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    8,917           256             3            --           362
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        1,091,253       219,265         2,746            --       330,104
Net assets applicable to contracts in payment period                    --            --            --            --            --
Net assets applicable to seed money                                     --            --           323           495            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $  1,091,253  $    219,265  $      3,069  $        495 $     330,104
==================================================================================================================================
(1) Investment shares                                              105,750        26,771           375            28        33,755
(2) Investments, at cost                                      $  1,059,372  $    176,565  $      3,022  $        455 $     325,088
----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
58 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 DREY IP       DREY IP      DREY VIF      DREY VIF      FID VIP
                                                              MIDCAP STOCK,   TECH GRO,       APPR,       INTL VAL,    CONTRAFUND,
DECEMBER 31, 2005 (CONTINUED)                                     SERV          SERV          SERV          SERV        SERV CL 2
ASSETS
Investments, at value(1),(2)                                  $     32,554  $    261,179  $      8,497  $        521  $  8,699,318
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Centurion Life
  for contract purchase payments                                        --         1,843            --            --        12,915
Receivable for share redemptions                                        --           132            --            --           288
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        32,554       263,154         8,497           521     8,712,521
==================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                      33           246             7            --         7,976
    Administrative charge                                                4            30             1            --         1,057
    Contract terminations                                               --           132            --            --           288
Payable for investments purchased                                       --         1,843            --            --        12,915
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       37         2,251             8            --        22,236
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           32,265       260,903         7,860            --     8,690,285
Net assets applicable to contracts in payment period                    --            --            --            --            --
Net assets applicable to seed money                                    252            --           629           521            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $     32,517  $    260,903  $      8,489  $        521  $  8,690,285
==================================================================================================================================
(1) Investment shares                                                1,708        29,280           230            30       283,458
(2) Investments, at cost                                      $     31,044  $    246,732  $      8,358  $        461  $  7,177,832
----------------------------------------------------------------------------------------------------------------------------------


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                FID VIP       FID VIP       FID VIP       FID VIP       FTVIPT
                                                                  GRO,       INVEST GR,     MID CAP,     OVERSEAS,     FRANK INC
DECEMBER 31, 2005 (CONTINUED)                                  SERV CL 2     SERV CL 2     SERV CL 2     SERV CL 2     SEC, CL 2
ASSETS
Investments, at value(1),(2)                                  $    560,141  $    942,655  $  3,207,229  $    877,410  $      1,723
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Centurion Life
  for contract purchase payments                                        --         3,865         2,765            --            --
Receivable for share redemptions                                        --            --            57           352            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       560,141       946,520     3,210,051       877,762         1,723
==================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                     582           892         3,200           803             2
    Administrative charge                                               70           112           397           110            --
    Contract terminations                                               --            --            57           352            --
Payable for investments purchased                                       --         3,865         2,765            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      652         4,869         6,419         1,265             2
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          558,873       941,651     3,203,632       876,406         1,258
Net assets applicable to contracts in payment period                    --            --            --            --            --
Net assets applicable to seed money                                    616            --            --            91           463
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    559,489  $    941,651  $  3,203,632  $    876,497  $      1,721
==================================================================================================================================
(1) Investment shares                                               16,826        74,992        92,507        42,926           112
(2) Investments, at cost                                      $    507,205  $    937,894  $  2,313,135  $    689,862  $      1,748
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
59 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 FTVIPT        FTVIPT        FTVIPT        FTVIPT        FTVIPT
                                                               FRANK REAL   FRANK RISING  FRANK SM CAP  FRANK SM MID MUTUAL SHARES
DECEMBER 31, 2005 (CONTINUED)                                   EST, CL 2    DIVD, CL 2     VAL, CL 2  CAP GRO, CL 2   SEC, CL 2
ASSETS
Investments, at value(1),(2)                                  $    359,755  $      3,288  $    589,439  $  1,058,296  $  4,477,619
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Centurion Life
  for contract purchase payments                                        --            --            --            --            --
Receivable for share redemptions                                        --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       359,755         3,288       589,439     1,058,296     4,477,619
==================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                     339             3           566         1,048         4,338
    Administrative charge                                               45            --            74           132           557
    Contract terminations                                               --            --            --            --            --
Payable for investments purchased                                       --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      384             3           640         1,180         4,895
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          359,240         2,814       588,684     1,056,958     4,472,555
Net assets applicable to contracts in payment period                    --            --            --            --            --
Net assets applicable to seed money                                    131           471           115           158           169
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    359,371  $      3,285  $    588,799  $  1,057,116  $  4,472,724
==================================================================================================================================
(1) Investment shares                                               11,214           184        35,107        51,979       246,429
(2) Investments, at cost                                      $    285,401  $      3,143  $    477,881  $    920,923  $  3,750,909
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 FTVIPT        FTVIPT        FTVIPT        GS VIT
                                                                TEMP FOR     TEMP GLOBAL    TEMP GRO       MID CAP    JANUS ASPEN
DECEMBER 31, 2005 (CONTINUED)                                   SEC, CL 2     INC, CL 2     SEC, CL 2        VAL       BAL, INST
ASSETS
Investments, at value(1),(2)                                  $    590,080  $    405,160  $        335  $    716,317  $  3,201,963
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Centurion Life
  for contract purchase payments                                        --         1,965            --         3,832            --
Receivable for share redemptions                                        --             5            --            15            19
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       590,080       407,130           335       720,164     3,201,982
==================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                     574           384            --           682         3,361
    Administrative charge                                               73            48            --            84           403
    Contract terminations                                               --             5            --            15            19
Payable for investments purchased                                       --         1,965            --         3,832            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      647         2,402            --         4,613         3,783
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          589,354       404,728            --       715,551     3,197,719
Net assets applicable to contracts in payment period                    --            --            --            --           480
Net assets applicable to seed money                                     79            --           335            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    589,433  $    404,728  $        335  $    715,551  $  3,198,199
==================================================================================================================================
(1) Investment shares                                               37,777        28,553            24        46,125       124,396
(2) Investments, at cost                                      $    485,390  $    416,020  $        300  $    742,139  $  3,067,967
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
60 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                              JANUS ASPEN        MFS           MFS         MFS            MFS
                                                               WORLD GRO,  INV GRO STOCK,    NEW DIS,  TOTAL RETURN,   UTILITIES,
DECEMBER 31, 2005 (CONTINUED)                                     INST         SERV CL       SERV CL     SERV CL        SERV CL
ASSETS
Investments, at value(1),(2)                                  $    526,589  $    347,371  $    277,683  $  3,420,787  $    105,548
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Centurion Life
  for contract purchase payments                                        --            --            --            --            --
Receivable for share redemptions                                         8            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       526,597       347,371       277,683     3,420,787       105,548
==================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                     554           305           256         3,184            93
    Administrative charge                                               66            43            35           425            13
    Contract terminations                                                8            --            --            --            --
Payable for investments purchased                                       --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      628           348           291         3,609           106
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          525,190       346,756       276,921     3,417,023       104,771
Net assets applicable to contracts in payment period                   779            --            --            --            --
Net assets applicable to seed money                                     --           267           471           155           671
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    525,969  $    347,023  $    277,392  $  3,417,178  $    105,442
==================================================================================================================================
(1) Investment shares                                               18,834        35,738        17,973       166,868         4,480
(2) Investments, at cost                                      $    695,978  $    304,028  $    238,228  $  3,267,394  $     73,544
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                                OPCAP         OPCAP       OPPEN CAP    OPPEN CAP
DECEMBER 31, 2005 (CONTINUED)                                   OPCAP EQ       MANAGED       SM CAP        APPR VA   APPR VA, SERV
ASSETS
Investments, at value(1),(2)                                  $    130,729  $    784,745  $    207,038  $    719,974 $   3,495,241
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Centurion Life
  for contract purchase payments                                        --            --            50             2         4,673
Receivable for share redemptions                                        17             1            --            --           157
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       130,746       784,746       207,088       719,976     3,500,071
==================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                     137           826           215           752         3,352
    Administrative charge                                               16            99            26            90           431
    Contract terminations                                               17             1            --            --           157
Payable for investments purchased                                       --            --            50             2         4,673
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      170           926           291           844         8,613
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          130,576       783,820       206,797       719,132     3,491,458
Net assets applicable to contracts in payment period                    --            --            --            --            --
Net assets applicable to seed money                                     --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    130,576  $    783,820  $    206,797  $    719,132 $   3,491,458
==================================================================================================================================
(1) Investment shares                                                3,406        18,216         6,619        18,691        91,427
(2) Investments, at cost                                      $    115,176  $    751,941  $    176,342  $    738,901 $   3,215,881
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
61 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                  OPPEN         OPPEN        OPPEN       OPPEN MAIN      OPPEN
                                                               GLOBAL SEC      HI INC      HI INC VA,     ST SM CAP  STRATEGIC BOND
DECEMBER 31, 2005 (CONTINUED)                                   VA, SERV         VA          SERV         VA, SERV      VA, SERV
ASSETS
Investments, at value(1),(2)                                  $    513,027  $    322,823  $    224,663  $  2,430,395 $    4,976,307
Dividends receivable                                                    --            --            --            --             --
Accounts receivable from American Centurion Life
  for contract purchase payments                                        --            32            --            --          4,033
Receivable for share redemptions                                        --            --            --            --             14
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       513,027       322,855       224,663     2,430,395      4,980,354
===================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                     501           331           203         2,434          4,624
    Administrative charge                                               64            40            28           300            605
    Contract terminations                                               --            --            --            --             14
Payable for investments purchased                                       --            32            --            --          4,033
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      565           403           231         2,734          9,276
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          511,851       322,452       224,432     2,427,576      4,971,078
Net assets applicable to contracts in payment period                    --            --            --            --             --
Net assets applicable to seed money                                    611            --            --            85             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    512,462  $    322,452  $    224,432  $  2,427,661 $    4,971,078
===================================================================================================================================
(1) Investment shares                                               15,471        38,249        26,778       142,462        958,826
(2) Investments, at cost                                      $    396,614  $    350,029  $    223,609  $  1,956,857 $    4,856,606
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                PUT VT         PUT VT        PUT VT       PUT VT     PUT VT HEALTH
                                                                DIV INC,       DIV INC,     GRO & INC,   GRO & INC,     SCIENCES,
DECEMBER 31, 2005 (CONTINUED)                                    CL IA          CL IB         CL IA        CL IB         CL IB
ASSETS
Investments, at value(1),(2)                                  $    160,610  $    500,918  $    482,970  $  1,297,942 $       3,151
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Centurion Life for
  contract purchase payments                                            --            44            --            --            --
Receivable for share redemptions                                        --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       160,610       500,962       482,970     1,297,942         3,151
==================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                     165           518           510         1,343             3
    Administrative charge                                               20            62            61           164            --
    Contract terminations                                               --            --            --            --            --
Payable for investments purchased                                       --            44            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      185           624           571         1,507             3
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          160,425       500,338       482,399     1,296,117         2,800
Net assets applicable to contracts in payment period                    --            --            --            --            --
Net assets applicable to seed money                                     --            --            --           318           348
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    160,425  $    500,338  $    482,399  $  1,296,435 $       3,148
==================================================================================================================================
(1) Investment shares                                               18,128        57,182        18,218        49,258           237
(2) Investments, at cost                                      $    175,459  $    519,962  $    471,780  $  1,225,607 $       2,988
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
62 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 PUT VT        PUT VT        PUT VT       PUT VT        PUT VT
                                                                HI YIELD,     HI YIELD,     INTL EQ,      NEW OPP,     RESEARCH,
DECEMBER 31, 2005 (CONTINUED)                                    CL IA          CL IB        CL IB         CL IA         CL IB
ASSETS
Investments, at value(1),(2)                                  $    212,516  $    252,664  $    174,392  $    143,096  $        547
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Centurion Life
  for contract purchase payments                                        --            23            --            --            --
Receivable for share redemptions                                        --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       212,516       252,687       174,392       143,096           547
==================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                     220           262           156           151            --
    Administrative charge                                               26            32            22            18            --
    Contract terminations                                               --            --            --            --            --
Payable for investments purchased                                       --            23            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      246           317           178           169            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          212,270       252,370       173,879       142,927            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
Net assets applicable to seed money                                     --            --           335            --           547
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    212,270  $    252,370  $    174,214  $    142,927  $        547
==================================================================================================================================
(1) Investment shares                                               27,671        33,158        10,725         7,636            46
(2) Investments, at cost                                      $    273,830  $    294,320  $    134,171  $    194,510  $        472
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 PUT VT        PUT VT        PUT VT
                                                               SM CAP VAL,     VISTA,       VOYAGER,       RVS VP       RVS VP
DECEMBER 31, 2005 (CONTINUED)                                    CL IB         CL IB         CL IB          BAL        CASH MGMT
ASSETS
Investments, at value(1),(2)                                  $      3,245  $     31,505  $    838,867  $  1,363,195  $    901,336
Dividends receivable                                                    --            --            --            --         2,590
Accounts receivable from American Centurion Life
  for contract purchase payments                                        --            --            --             8            --
Receivable for share redemptions                                        --            --             4            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         3,245        31,505       838,871     1,363,203       903,926
==================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                       4            34           883         1,437           890
    Administrative charge                                               --             4           106           172           109
    Contract terminations                                               --            --             4            --            --
Payable for investments purchased                                       --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        4            38           993         1,609           999
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            2,743        31,052       837,878     1,361,594       898,887
Net assets applicable to contracts in payment period                    --            --            --            --            --
Net assets applicable to seed money                                    498           415            --            --         4,040
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $      3,241  $     31,467  $    837,878  $  1,361,594  $    902,927
==================================================================================================================================
(1) Investment shares                                                  141         2,260        29,382        91,996       901,658
(2) Investments, at cost                                      $      3,163  $     22,275  $  1,262,599  $  1,497,893  $    901,336
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
63 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                                                                         RVS VP
                                                                 RVS VP        RVS VP        RVS VP       RVS VP        HI YIELD
DECEMBER 31, 2005 (CONTINUED)                                   DIV BOND     DIV EQ INC     EMER MKTS       GRO           BOND
ASSETS
Investments, at value(1),(2)                                  $  1,418,883  $  1,603,517  $    612,817  $     68,914  $    165,403
Dividends receivable                                                 4,631            --            --            --           669
Accounts receivable from American Centurion Life
  for contract purchase payments                                        71        11,058         3,686            --            --
Receivable for share redemptions                                        --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     1,423,585     1,614,575       616,503        68,914       166,072
==================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                   1,366         1,409           565            57           159
    Administrative charge                                              175           183            70             9            20
    Contract terminations                                               --            44           719            --            --
Payable for investments purchased                                       --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    1,541         1,636         1,354            66           179
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        1,417,963     1,612,855       615,079        68,332       162,791
Net assets applicable to contracts in payment period                    --            --            --            --            --
Net assets applicable to seed money                                  4,081            84            70           516         3,102
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $  1,422,044  $  1,612,939  $    615,149  $     68,848  $    165,893
==================================================================================================================================
(1) Investment shares                                              135,444       115,125        41,706        10,119        24,837
(2) Investments, at cost                                      $  1,444,264  $  1,517,065  $    544,291  $     60,187  $    165,834
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                                                           RVS VP        RVS VP
                                                                 RVS VP         RVS VP       RVS VP        LG CAP        MID CAP
DECEMBER 31, 2005 (CONTINUED)                                    INC OPP       INTL OPP     LG CAP EQ        VAL           GRO
ASSETS
Investments, at value(1),(2)                                  $      6,124  $    151,108  $    958,091  $        321  $        341
Dividends receivable                                                    32            --            --            --            --
Accounts receivable from American Centurion Life
  for contract purchase payments                                        --            --            20            --            --
Receivable for share redemptions                                        --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         6,156       151,108       958,111           321           341
==================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                       6           156           972            --            --
    Administrative charge                                               --            19           119            --            --
    Contract terminations                                               --            79            75            --            --
Payable for investments purchased                                       --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        6           254         1,166            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period               --       150,498       956,945            --            --
Net assets applicable to contracts in payment period                    --            --            --            --            --
Net assets applicable to seed money                                  6,150           356            --           321           341
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $      6,150  $    150,854  $    956,945  $        321  $        341
==================================================================================================================================
(1) Investment shares                                                  601        13,960        43,582            29            28
(2) Investments, at cost                                      $      6,339  $    161,216  $  1,019,253  $        312  $        315
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
64 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                  RVS VP        RVS VP       RVS VP        RVS VP        RVS VP
DECEMBER 31, 2005 (CONTINUED)                                    NEW DIM       S&P 500     SELECT VAL  SHORT DURATION  SM CAP VAL
ASSETS
Investments, at value(1),(2)                                  $    139,761  $  1,801,663  $        310 $    1,251,754 $  1,004,038
Dividends receivable                                                    --            --            --          3,382           --
Accounts receivable from American Centurion Life
  for contract purchase payments                                        36            --            --             --        5,609
Receivable for share redemptions                                        --            --            --             --           --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       139,797     1,801,663           310      1,255,136    1,009,647
==================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                     143         1,641            --          1,177          937
    Administrative charge                                               17           222            --            155          116
    Contract terminations                                               --            --            --             --          109
Payable for investments purchased                                       --            --            --             --           --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      160         1,863            --          1,332        1,162
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          139,003     1,799,659            --      1,250,802    1,008,406
Net assets applicable to contracts in payment period                    --            --            --             --           --
Net assets applicable to seed money                                    634           141           310          3,002           79
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    139,637  $  1,799,800  $        310 $    1,253,804 $  1,008,485
==================================================================================================================================
(1) Investment shares                                                8,855       212,473            28        123,520       72,708
(2) Investments, at cost                                      $    155,733  $  1,632,408  $        305 $    1,276,253 $  1,011,573
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 RVS VP       VANK LIT     VANK UIF
                                                                STRATEGY      COMSTOCK,  U.S. REAL EST,    WANGER        WANGER
DECEMBER 31, 2005 (CONTINUED)                                     AGGR          CL II        CL II       INTL SM CAP   U.S. SM CO
ASSETS
Investments, at value(1),(2)                                  $    241,295  $  2,031,982  $     57,717  $    817,123  $    506,031
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Centurion Life
  for contract purchase payments                                        --        12,901            --         4,608         2,815
Receivable for share redemptions                                        --           464            --           533            72
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       241,295     2,045,347        57,717       822,264       508,918
==================================================================================================================================
LIABILITIES
Payable to American Centurion Life for:
    Mortality and expense risk fee                                     247         1,891            56           762           475
    Administrative charge                                               30           234             7            94            59
    Contract terminations                                               38           464            --           533            72
Payable for investments purchased                                       --        12,901            --         4,608         2,815
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                      315        15,490            63         5,997         3,421
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period          240,980     2,029,857        57,378       816,267       505,497
Net assets applicable to contracts in payment period                    --            --            --            --            --
Net assets applicable to seed money                                     --            --           276            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                              $    240,980  $  2,029,857  $     57,654  $    816,267  $    505,497
==================================================================================================================================
(1) Investment shares                                               27,646       148,863         2,518        26,677        14,499
(2) Investments, at cost                                      $    340,240  $  1,977,136  $     52,393  $    737,387  $    475,641
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
65 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                               BASIC VAL,     CAP DEV,      CORE EQ,     INTL GRO,    MID CAP CORE
YEAR ENDED DECEMBER 31, 2005                                     SER II        SER II        SER I         SER I       EQ, SER II
INVESTMENT INCOME
Dividend income                                               $        (19) $         --  $      8,919  $      1,239  $        328
Variable account expenses                                           10,904         2,079         8,778         2,997         1,265
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (10,923)       (2,079)          141        (1,758)         (937)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                            125,292        47,690       116,877        73,940         3,459
    Cost of investments sold                                       118,021        41,179       131,016        73,489         3,363
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     7,271         6,511       (14,139)          451            96
Distributions from capital gains                                    10,722            --            --            --         3,570
Net change in unrealized appreciation or
  depreciation of investments                                       35,441         8,116        36,369        31,863         4,057
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      53,434        14,627        22,230        32,314         7,723
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $     42,511  $     12,548  $     22,371  $     30,556  $      6,786
==================================================================================================================================


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 AIM VI        AIM VI        AB VPS        AB VPS        AB VPS
                                                              PREMIER EQ,   PREMIER EQ,   GLOBAL TECH,   GRO & INC,    INTL VAL,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                         SER I         SER II         CL B          CL B          CL B
INVESTMENT INCOME
Dividend income                                               $      3,788  $         44  $         --  $     16,195  $      1,096
Variable account expenses                                            6,737            70         2,353        18,024         4,245
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (2,949)          (26)       (2,353)       (1,829)       (3,149)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                            118,369           120         4,875        92,520        33,112
    Cost of investments sold                                       155,988           102         4,750        82,623        31,620
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (37,619)           18           125         9,897         1,492
Distributions from capital gains                                        --            --            --            --         3,567
Net change in unrealized appreciation or
  depreciation of investments                                       57,924           300         7,852        31,815        65,849
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      20,305           318         7,977        41,712        70,908
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $     17,356  $        292  $      5,624  $     39,883  $     67,759
==================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 AB VPS        AB VPS        AC VP         AC VP
                                                               LG CAP GRO,   BAL SHARES,    INC & GRO,    INFLATION       AC VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                          CL B          CL B          CL I       PROT, CL II   INTL, CL II
INVESTMENT INCOME
Dividend income                                               $         --  $      6,211  $      6,235  $     31,266  $          3
Variable account expenses                                            5,122         3,442         4,178         8,354             2
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (5,122)        2,769         2,057        22,912             1
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                             25,303        21,688        52,488        56,553             6
    Cost of investments sold                                        22,072        20,942        49,267        57,138             5
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     3,231           746         3,221          (585)            1
Distributions from capital gains                                        --            --            --           160            --
Net change in unrealized appreciation or
  depreciation of investments                                       48,246         2,862         3,646       (17,390)           38
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      51,477         3,608         6,867       (17,815)           39
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $     46,355  $      6,377  $      8,924  $      5,097  $         40
==================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
66 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                                                             COL
                                                                  AC VP         AC VP         AC VP      SM CAP VAL, COL HI YIELD,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      ULTRA, CL II   VAL, CL I     VAL, CL II     VS CL B      VS CL B
INVESTMENT INCOME
Dividend income                                               $         --  $      1,987  $          2  $         --  $         --
Variable account expenses                                            6,234         3,097            14             3         2,420
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (6,234)       (1,110)          (12)           (3)       (2,420)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                             29,148        24,072            13             8        17,818
    Cost of investments sold                                        28,332        19,825            13             7        17,655
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       816         4,247            --             1           163
Distributions from capital gains                                        --        22,989            31             1            --
Net change in unrealized appreciation or
  depreciation of investments                                       32,826       (18,602)           39            24         5,924
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      33,642         8,634            70            26         6,087
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $     27,408  $      7,524  $         58  $         23  $      3,667
==================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 DREY IP       DREY IP       DREY VIF      DREY VIF      FID VIP
                                                              MIDCAP STOCK,   TECH GRO,       APPR,       INTL VAL,    CONTRAFUND,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                          SERV          SERV          SERV          SERV       SERV CL 2
INVESTMENT INCOME
Dividend income                                               $         --  $         --  $         --  $         --  $      7,017
Variable account expenses                                              230         1,533            56             3        81,589
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       (230)       (1,533)          (56)           (3)      (74,572)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                              4,158         9,068           176             5       322,337
    Cost of investments sold                                         3,821         8,708           175             5       279,525
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       337           360             1            --        42,812
Distributions from capital gains                                        21            --            --             6         1,002
Net change in unrealized appreciation or
  depreciation of investments                                        1,502        14,402           133            49       993,002
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       1,860        14,762           134            55     1,036,816
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $      1,630  $     13,229  $         78  $         52  $    962,244
==================================================================================================================================


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 FID VIP       FID VIP       FID VIP       FID VIP        FTVIPT
                                                                  GRO,       INVEST GR,     MID CAP,     OVERSEAS,     FRANK INC
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       SERV CL 2     SERV CL 2     SERV CL 2     SERV CL 2     SEC, CL 2
INVESTMENT INCOME
Dividend income                                               $      1,313  $      2,500  $     43,528  $      3,334  $         16
Variable account expenses                                            7,043         5,370        37,435         9,453             9
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (5,730)       (2,870)        6,093        (6,119)            7
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                             11,769        42,809       238,770        54,419            18
    Cost of investments sold                                        11,407        42,978       190,303        48,585            19
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                       362          (169)       48,467         5,834            (1)
Distributions from capital gains                                        --         1,576            --         3,334             1
Net change in unrealized appreciation or
  depreciation of investments                                       27,123         4,700       378,084       130,137           (38)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      27,485         6,107       426,551       139,305           (38)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $     21,755  $      3,237  $    432,644  $    133,186  $        (31)
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
67 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 FTVIPT        FTVIPT        FTVIPT        FTVIPT        FTVIPT
                                                               FRANK REAL   FRANK RISING  FRANK SM CAP  FRANK SM MID MUTUAL SHARES
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       EST, CL 2     DIVD, CL 2    VAL, CL 2   CAP GRO, CL 2   SEC, CL 2
INVESTMENT INCOME
Dividend income                                               $      4,682  $          4  $      4,241  $         --  $     37,114
Variable account expenses                                            4,255            15         7,280        13,094        55,041
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        427           (11)       (3,039)      (13,094)      (17,927)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                             37,469            16        28,618        44,346       183,866
    Cost of investments sold                                        31,778            15        25,473        40,399       167,565
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     5,691             1         3,145         3,947        16,301
Distributions from capital gains                                    20,138             3         3,431            --        13,903
Net change in unrealized appreciation or
  depreciation of investments                                       13,450           133        36,878        51,693       361,821
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      39,279           137        43,454        55,640       392,025
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $     39,706  $        126  $     40,415  $     42,546  $    374,098
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 FTVIPT        FTVIPT        FTVIPT        GS VIT
                                                                TEMP FOR     TEMP GLOBAL     TEMP GRO      MID CAP     JANUS ASPEN
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       SEC, CL 2     INC, CL 2     SEC, CL 2        VAL        BAL, INST
INVESTMENT INCOME
Dividend income                                               $      6,002  $     10,709  $          4  $      3,565  $     73,978
Variable account expenses                                            6,932         2,624             2         4,053        46,592
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       (930)        8,085             2          (488)       27,386
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                             18,423        13,135             4        21,633       646,907
    Cost of investments sold                                        16,030        13,703             4        20,784       645,093
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     2,393          (568)           --           849         1,814
Distributions from capital gains                                        --            --            --        59,791            --
Net change in unrealized appreciation or
  depreciation of investments                                       44,742       (11,026)           24       (25,827)      172,883
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      47,135       (11,594)           24        34,813       174,697
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $     46,205  $     (3,509) $         26  $     34,325  $    202,083
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                              JANUS ASPEN       MFS           MFS           MFS           MFS
                                                               WORLD GRO,   INV GRO STOCK,  NEW DIS,    TOTAL RETURN,  UTILITIES,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                          INST         SERV CL       SERV CL       SERV CL       SERV CL
INVESTMENT INCOME
Dividend income                                               $      7,562  $        493  $         --  $     62,857  $        514
Variable account expenses                                            7,727         4,104         3,173        43,238         1,241
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       (165)       (3,611)       (3,173)       19,619          (727)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                            119,363        24,418         9,125       194,595        34,226
    Cost of investments sold                                       167,694        22,866         8,511       189,993        25,847
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (48,331)        1,552           614         4,602         8,379
Distributions from capital gains                                        --            --            --       135,171            --
Net change in unrealized appreciation or
  depreciation of investments                                       69,461        12,262        13,489      (116,321)        7,628
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      21,130        13,814        14,103        23,452        16,007
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $     20,965  $     10,203  $     10,930  $     43,071  $     15,280
==================================================================================================================================
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
68 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                                OPCAP         OPCAP       OPPEN CAP     OPPEN CAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                        OPCAP EQ       MANAGED       SM CAP        APPR VA   APPR VA, SERV
INVESTMENT INCOME
Dividend income                                               $        564  $     11,102  $         --  $      6,988  $     19,816
Variable account expenses                                            1,842        12,238         2,890        10,188        38,278
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (1,278)       (1,136)       (2,890)       (3,200)      (18,462)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                             24,295       262,190        49,024       115,414       265,224
    Cost of investments sold                                        22,522       257,267        44,396       125,734       251,466
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     1,773         4,923         4,628       (10,320)       13,758
Distributions from capital gains                                        --        30,005        28,800            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        6,189        (1,533)      (35,660)       37,572       128,031
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       7,962        33,395        (2,232)       27,252       141,789
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $      6,684  $     32,259  $     (5,122) $     24,052  $    123,327
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              ---------------------------------------------------------------------
                                                                 OPPEN         OPPEN         OPPEN       OPPEN MAIN      OPPEN
                                                               GLOBAL SEC      HI INC      HI INC VA,    ST SM CAP   STRATEGIC BOND
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                        VA, SERV         VA           SERV        VA, SERV      VA, SERV
INVESTMENT INCOME
Dividend income                                               $      3,810  $     22,798  $     12,698  $         --  $     165,919
Variable account expenses                                            6,003         4,634         2,693        28,917         54,771
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (2,193)       18,164        10,005       (28,917)       111,148
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                             18,503        57,417        27,983       128,117        230,093
    Cost of investments sold                                        15,616        63,133        27,263       111,138        225,826
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     2,887        (5,716)          720        16,979          4,267
Distributions from capital gains                                        --            --            --        52,633             --
Net change in unrealized appreciation or
  depreciation of investments                                       56,512       (10,169)       (9,009)      131,409        (61,652)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      59,399       (15,885)       (8,289)      201,021        (57,385)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $     57,206  $      2,279  $      1,716  $    172,104  $      53,763
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 PUT VT        PUT VT        PUT VT        PUT VT    PUT VT HEALTH
                                                                DIV INC,      DIV INC,     GRO & INC,    GRO & INC,    SCIENCES,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                         CL IA         CL IB         CL IA         CL IB         CL IB
INVESTMENT INCOME
Dividend income                                               $     21,882  $     38,879  $     12,738  $     22,859  $         --
Variable account expenses                                            3,400         7,461         8,258        19,270            15
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     18,482        31,418         4,480         3,589           (15)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                            180,095        91,754       381,778       337,619            15
    Cost of investments sold                                       198,298        94,146       388,803       333,933            14
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (18,203)       (2,392)       (7,025)        3,686             1
Distributions from capital gains                                        --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                        4,292       (20,674)       21,318        41,431           151
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (13,911)      (23,066)       14,293        45,117           152
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $      4,571  $      8,352  $     18,773  $     48,706  $        137
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
69 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                PUT VT        PUT VT        PUT VT        PUT VT        PUT VT
                                                               HI YIELD,     HI YIELD,      INTL EQ,      NEW OPP,     RESEARCH,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                         CL IA         CL IB         CL IB         CL IA         CL IB
INVESTMENT INCOME
Dividend income                                               $     29,946  $     21,572  $      2,273  $        770  $          4
Variable account expenses                                            4,201         3,680         1,959         2,488             4
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     25,745        17,892           314        (1,718)           --
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                            175,837        36,298         8,147        95,647            12
    Cost of investments sold                                       231,903        42,215         7,181       142,031            10
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (56,066)       (5,917)          966       (46,384)            2
Distributions from capital gains                                        --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       35,446        (7,641)       15,779        60,246            20
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (20,620)      (13,558)       16,745        13,862            22
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $      5,125  $      4,334  $     17,059  $     12,144  $         22
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 PUT VT        PUT VT        PUT VT
                                                              SM CAP VAL,      VISTA,       VOYAGER,       RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                         CL IB         CL IB         CL IB          BAL        CASH MGMT
INVESTMENT INCOME
Dividend income                                               $          1  $         --  $      5,908  $     42,137  $     22,309
Variable account expenses                                               16           420        12,079        23,179        11,394
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        (15)         (420)       (6,171)       18,958        10,915
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                 17           529       165,727       674,229       391,840
    Cost of investments sold                                            16           405       263,515       734,664       391,840
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                         1           124       (97,788)      (60,435)           --
Distributions from capital gains                                        27            --            --        43,142            --
Net change in unrealized appreciation or
  depreciation of investments                                           60         3,307       138,161        33,208            --
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          88         3,431        40,373        15,915            --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $         73  $      3,011  $     34,202  $     34,873  $     10,915
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                                                                         RVS VP
                                                                 RVS VP        RVS VP        RVS VP        RVS VP       HI YIELD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                        DIV BOND     DIV EQ INC    EMER MKTS        GRO           BOND
INVESTMENT INCOME
Dividend income                                               $     55,712  $     11,225  $        508  $        231  $      4,029
Variable account expenses                                           19,800         7,946         3,171           694           867
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     35,912         3,279        (2,663)         (463)        3,162
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                            298,955        56,187        35,738         3,402        12,990
    Cost of investments sold                                       304,084        53,355        32,759         3,140        12,946
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (5,129)        2,832         2,979           262            44
Distributions from capital gains                                        --        50,852        23,747            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      (19,172)       39,897        68,170         5,118          (450)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (24,301)       93,581        94,896         5,380          (406)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $     11,611  $     96,860  $     92,233  $      4,917  $      2,756
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
70 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                                                           RVS VP        RVS VP
                                                                 RVS VP        RVS VP        RVS VP        LG CAP        MID CAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                        INC OPP       INTL OPP      LG CAP EQ        VAL           GRO
INVESTMENT INCOME
Dividend income                                               $        350  $      2,165  $     10,620  $         20  $         --
Variable account expenses                                               76         2,220        12,584            19            --
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                        274           (55)       (1,964)            1            --
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                 88        47,606       222,666         3,566             3
    Cost of investments sold                                            90        56,320       285,551         3,404             3
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                        (2)       (8,714)      (62,885)          162            --
Distributions from capital gains                                        28            --            --             8            18
Net change in unrealized appreciation or
  depreciation of investments                                         (175)       25,877       115,049             1            14
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        (149)       17,163        52,164           171            32
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $        125  $     17,108  $     50,200  $        172  $         32
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                         NEW DIM       S&P 500     SELECT VAL  SHORT DURATION  SM CAP VAL
INVESTMENT INCOME
Dividend income                                               $        832  $     24,104  $          1  $     33,881  $      1,463
Variable account expenses                                            1,977        21,657            --        14,952         6,614
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (1,145)        2,447             1        18,929        (5,151)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                             24,125       114,460             3       102,689        34,019
    Cost of investments sold                                        28,063       106,502             3       103,912        32,930
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (3,938)        7,958            --        (1,223)        1,089
Distributions from capital gains                                        --         4,390             5            --        59,671
Net change in unrealized appreciation or
  depreciation of investments                                        4,716        40,686            (5)      (13,475)      (14,081)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         778        53,034            --       (14,698)       46,679
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $       (367) $     55,481  $          1  $      4,231  $     41,528
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 RVS VP       VANK LIT      VANK UIF
                                                                STRATEGY     COMSTOCK,    U.S. REAL EST,   WANGER        WANGER
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                          AGGR         CL II         CL II      INTL SM CAP    U.S. SM CO
INVESTMENT INCOME
Dividend income                                               $        203  $      3,746  $        265  $      1,791  $         --
Variable account expenses                                            3,756        11,187           393         4,661         2,911
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (3,553)       (7,441)         (128)       (2,870)       (2,911)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                            100,106        45,195         5,648        32,922        19,982
    Cost of investments sold                                       154,406        45,305         5,063        31,187        18,846
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (54,300)         (110)          585         1,735         1,136
Distributions from capital gains                                        --        12,970           625            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       74,538        54,469         5,271        79,233        30,246
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      20,238        67,329         6,481        80,968        31,382
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $     16,685  $     59,888  $      6,353  $     78,098  $     28,471
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
71 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 AIM VI        AIM VI        AIM VI        AIM VI        AIM VI
                                                               BASIC VAL,     CAP DEV,      CORE EQ,     INTL GRO,    MID CAP CORE
YEAR ENDED DECEMBER 31, 2005                                     SER II        SER II        SER I         SER I       EQ, SER II
OPERATIONS
Investment income (loss) -- net                               $    (10,923) $     (2,079) $        141  $     (1,758) $       (937)
Net realized gain (loss) on sales of investments                     7,271         6,511       (14,139)          451            96
Distributions from capital gains                                    10,722            --            --            --         3,570
Net change in unrealized appreciation or
  depreciation of investments                                       35,441         8,116        36,369        31,863         4,057
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         42,511        12,548        22,371        30,556         6,786
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                         366,111        21,471           180           120        89,444
Net transfers(1)                                                    92,320           255        (8,843)      (17,052)        2,733
Contract terminations:
    Surrender benefits and contract charges                         (9,459)       (1,052)      (84,274)      (44,620)         (892)
    Death benefits                                                 (55,414)      (41,878)           --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     393,558       (21,204)      (92,937)      (61,552)       91,285
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    518,301       159,665       670,829       232,001        17,381
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $    954,370  $    151,009  $    600,263  $    201,005  $    115,452
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             332,398        99,457       626,548       206,523        16,653
Contract purchase payments                                         280,061        13,221           171           108        87,761
Net transfers(1)                                                    64,460           285        (8,005)      (14,433)        2,545
Contract terminations:
    Surrender benefits and contract charges                         (5,985)         (654)      (78,837)      (38,338)         (649)
    Death benefits                                                 (34,752)      (25,242)           --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   636,182        87,067       539,877       153,860       106,310
==================================================================================================================================


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 AIM VI        AIM VI        AB VPS        AB VPS        AB VPS
                                                               PREMIER EQ,   PREMIER EQ,   GLOBAL TECH,   GRO & INC,    INTL VAL,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                         SER I         SER II         CL B          CL B          CL B
OPERATIONS
Investment income (loss) -- net                               $     (2,949) $        (26) $     (2,353) $     (1,829) $     (3,149)
Net realized gain (loss) on sales of investments                   (37,619)           18           125         9,897         1,492
Distributions from capital gains                                        --            --            --            --         3,567
Net change in unrealized appreciation or
  depreciation of investments                                       57,924           300         7,852        31,815        65,849
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         17,356           292         5,624        39,883        67,759
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                             120           310        21,859           554       734,583
Net transfers(1)                                                   (16,562)          137          (678)       28,367       (12,399)
Contract terminations:
    Surrender benefits and contract charges                        (64,247)          (69)       (1,126)      (26,752)       (4,728)
    Death benefits                                                 (16,834)           --            --       (42,327)           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (97,523)          378        20,055       (40,158)      717,456
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    529,073         6,415       189,696     1,282,544        29,208
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $    448,906  $      7,085  $    215,375  $  1,282,269  $    814,423
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             555,986         4,445       129,602       856,153        27,243
Contract purchase payments                                             130           232        15,492           304       658,784
Net transfers(1)                                                   (16,844)          109          (572)       19,030       (10,729)
Contract terminations:
    Surrender benefits and contract charges                        (68,208)          (51)         (813)      (17,758)       (3,519)
    Death benefits                                                 (18,266)           --            --       (27,832)           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   452,798         4,735       143,709       829,897       671,779
==================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
72 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 AB VPS        AB VPS        AC VP         AC VP
                                                              LG CAP GRO,   BAL SHARES,    INC & GRO,    INFLATION       AC VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                          CL B          CL B          CL I      PROT, CL II   INTL, CL II
OPERATIONS
Investment income (loss) -- net                               $     (5,122) $      2,769  $      2,057  $     22,912  $          1
Net realized gain (loss) on sales of investments                     3,231           746         3,221          (585)            1
Distributions from capital gains                                        --            --            --           160            --
Net change in unrealized appreciation or
  depreciation of investments                                       48,246         2,862         3,646       (17,390)           38
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         46,355         6,377         8,924         5,097            40
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                             227        15,339           180     1,107,281            --
Net transfers(1)                                                    (7,046)       38,498        18,781        83,188            (4)
Contract terminations:
    Surrender benefits and contract charges                        (10,668)      (11,357)      (38,722)      (15,815)           --
    Death benefits                                                      --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (17,487)       42,480       (19,761)    1,174,654            (4)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    360,509       236,403       295,236        48,736           315
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $    389,377  $    285,260  $    284,399  $  1,228,487  $        351
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             264,035       186,037       256,130        42,261            --
Contract purchase payments                                             175        14,872           161     1,098,180            --
Net transfers(1)                                                    (4,779)       33,704        16,177        82,674            --
Contract terminations:
    Surrender benefits and contract charges                         (7,571)       (8,881)      (33,363)       (9,645)           --
    Death benefits                                                      --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   251,860       225,732       239,105     1,213,470            --
==================================================================================================================================



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                                                            COL
                                                                 AC VP         AC VP         AC VP      SM CAP VAL,   COL HI YIELD,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      ULTRA, CL II   VAL, CL I     VAL, CL II     VS CL B       VS CL B
OPERATIONS
Investment income (loss) -- net                               $     (6,234) $     (1,110) $        (12) $         (3) $     (2,420)
Net realized gain (loss) on sales of investments                       816         4,247            --             1           163
Distributions from capital gains                                        --        22,989            31             1            --
Net change in unrealized appreciation or
  depreciation of investments                                       32,826       (18,602)           39            24         5,924
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         27,408         7,524            58            23         3,667
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       1,010,432           120         2,700            --       311,814
Net transfers(1)                                                     1,451         3,872            --            (4)        7,084
Contract terminations:
    Surrender benefits and contract charges                         (5,220)      (17,129)           --            --        (9,819)
    Death benefits                                                      --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   1,006,663       (13,137)        2,700            (4)      309,079
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     57,182       224,878           311           476        17,358
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $  1,091,253  $    219,265  $      3,069  $        495  $    330,104
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              55,232       144,376            --            --        11,370
Contract purchase payments                                       1,001,144            79         2,557            --       312,399
Net transfers(1)                                                     1,845         2,543            --            --         7,053
Contract terminations:
    Surrender benefits and contract charges                         (4,724)      (11,090)           --            --        (3,750)
    Death benefits                                                      --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 1,053,497       135,908         2,557            --       327,072
==================================================================================================================================


--------------------------------------------------------------------------------
73 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                            DREY IP        DREY IP       DREY VIF       DREY VIF       FID VIP
                                                         MIDCAP STOCK,    TECH GRO,        APPR,        INTL VAL,     CONTRAFUND,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     SERV           SERV           SERV           SERV         SERV CL 2
OPERATIONS
Investment income (loss) -- net                          $       (230)  $     (1,533)  $        (56)  $         (3)  $    (74,572)
Net realized gain (loss) on sales of investments                  337            360              1             --         42,812
Distributions from capital gains                                   21             --             --              6          1,002
Net change in unrealized appreciation or
  depreciation of investments                                   1,502         14,402            133             49        993,002
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     1,630         13,229             78             52        962,244
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     11,160        234,936          7,803             --      2,649,868
Net transfers(1)                                               19,504         (1,631)            (3)            (2)        47,778
Contract terminations:
    Surrender benefits and contract charges                      (246)        (1,385)          (124)            --       (121,234)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 30,418        231,920          7,676             (2)     2,576,412
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   469         15,754            735            471      5,151,629
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $     32,517   $    260,903   $      8,489   $        521   $  8,690,285
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             --         15,083             --             --      3,425,239
Contract purchase payments                                     10,503        236,935          7,500             --      2,025,283
Net transfers(1)                                               18,349         (1,456)            --             --         35,019
Contract terminations:
    Surrender benefits and contract charges                        --         (1,053)            --             --        (74,966)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               28,852        249,509          7,500             --      5,410,575
=================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                            FID VIP        FID VIP        FID VIP        FID VIP        FTVIPT
                                                              GRO,        INVEST GR,      MID CAP,      OVERSEAS,     FRANK INC
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   SERV CL 2      SERV CL 2      SERV CL 2      SERV CL 2      SEC, CL 2
OPERATIONS
Investment income (loss) -- net                          $     (5,730)  $     (2,870)  $      6,093   $     (6,119)  $          7
Net realized gain (loss) on sales of investments                  362           (169)        48,467          5,834             (1)
Distributions from capital gains                                   --          1,576             --          3,334              1
Net change in unrealized appreciation or
  depreciation of investments                                  27,123          4,700        378,084        130,137            (38)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    21,755          3,237        432,644        133,186            (31)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     45,154        906,879        328,505        167,863          1,289
Net transfers(1)                                                8,262         20,750        (52,065)       (12,217)            --
Contract terminations:
    Surrender benefits and contract charges                    (5,044)       (15,017)       (54,631)       (23,054)            --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 48,372        912,612        221,809        132,592          1,289
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               489,362         25,802      2,549,179        610,719            463
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    559,489   $    941,651   $  3,203,632   $    876,497   $      1,721
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        347,986         19,710      1,403,948        350,801             --
Contract purchase payments                                     32,730        901,199        222,645        124,892          1,217
Net transfers(1)                                                5,920         20,563        (26,920)        (8,461)            --
Contract terminations:
    Surrender benefits and contract charges                    (3,648)        (8,876)       (28,645)       (12,807)            --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              382,988        932,596      1,571,028        454,425          1,217
=================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
74 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                            FTVIPT         FTVIPT         FTVIPT         FTVIPT         FTVIPT
                                                          FRANK REAL    FRANK RISING   FRANK SM CAP   FRANK SM MID   MUTUAL SHARES
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  EST, CL 2      DIVD, CL 2     VAL, CL 2     CAP GRO, CL 2    SEC, CL 2
OPERATIONS
Investment income (loss) -- net                          $        427   $        (11)  $     (3,039)  $    (13,094)  $    (17,927)
Net realized gain (loss) on sales of investments                5,691              1          3,145          3,947         16,301
Distributions from capital gains                               20,138              3          3,431             --         13,903
Net change in unrealized appreciation or
  depreciation of investments                                  13,450            133         36,878         51,693        361,821
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    39,706            126         40,415         42,546        374,098
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      2,071          2,697         16,642        145,821        149,889
Net transfers(1)                                               44,346             --         21,246         (2,689)       175,548
Contract terminations:
    Surrender benefits and contract charges                    (6,725)            --        (12,821)        (8,303)       (93,133)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 39,692          2,697         25,067        134,829        232,304
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               279,973            462        523,317        879,741      3,866,322
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    359,371   $      3,285   $    588,799   $  1,057,116   $  4,472,724
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        158,198             --        289,321        545,374      2,737,481
Contract purchase payments                                      1,090          2,680          8,999        101,073        106,568
Net transfers(1)                                               25,953             --         11,846         (2,860)       122,354
Contract terminations:
    Surrender benefits and contract charges                    (3,683)            --         (6,925)        (5,285)       (63,914)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              181,558          2,680        303,241        638,302      2,902,489
=================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                            FTVIPT         FTVIPT         FTVIPT         GS VIT
                                                           TEMP FOR     TEMP GLOBAL      TEMP GRO        MID CAP     JANUS ASPEN
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   SEC, CL 2     INC, CL 2       SEC, CL 2         VAL         BAL, INST
OPERATIONS
Investment income (loss) -- net                          $       (930)  $      8,085   $          2   $       (488)  $     27,386
Net realized gain (loss) on sales of investments                2,393           (568)            --            849          1,814
Distributions from capital gains                                   --             --             --         59,791             --
Net change in unrealized appreciation or
  depreciation of investments                                  44,742        (11,026)            24        (25,827)       172,883
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    46,205         (3,509)            26         34,325        202,083
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     40,359        385,252             --        654,189            120
Net transfers(1)                                               26,340         11,536             (2)        (3,038)      (187,356)
Contract terminations:
    Surrender benefits and contract charges                    (3,969)        (3,720)            --         (3,781)      (275,609)
    Death benefits                                                 --             --             --             --       (116,030)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 62,730        393,068             (2)       647,370       (578,875)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               480,498         15,169            311         33,856      3,574,991
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    589,433   $    404,728   $        335   $    715,551   $  3,198,199
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        284,821         14,061             --         31,955      2,463,791
Contract purchase payments                                     23,423        382,344             --        588,991             85
Net transfers(1)                                               15,658         11,600             --         (2,753)      (125,714)
Contract terminations:
    Surrender benefits and contract charges                    (2,301)        (3,243)            --         (2,806)      (188,056)
    Death benefits                                                 --             --             --             --        (79,579)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              321,601        404,762             --        615,387      2,070,527
=================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
75 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                          JANUS ASPEN       MFS            MFS             MFS           MFS
                                                           WORLD GRO,  INV GRO STOCK,    NEW DIS,    TOTAL RETURN,   UTILITIES,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     INST          SERV CL        SERV CL        SERV CL       SERV CL
OPERATIONS
Investment income (loss) -- net                          $       (165)  $     (3,611)  $     (3,173)  $     19,619   $       (727)
Net realized gain (loss) on sales of investments              (48,331)         1,552            614          4,602          8,379
Distributions from capital gains                                   --             --             --        135,171             --
Net change in unrealized appreciation or
  depreciation of investments                                  69,461         12,262         13,489       (116,321)         7,628
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    20,965         10,203         10,930         43,071         15,280
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        120          6,795         13,275         44,921          1,572
Net transfers(1)                                              (23,669)        (2,587)         4,621         64,837         (3,908)
Contract terminations:
    Surrender benefits and contract charges                   (59,952)       (12,863)        (2,764)       (59,784)        (5,247)
    Death benefits                                            (11,479)            --             --        (55,804)            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (94,980)        (8,655)        15,132         (5,830)        (7,583)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               599,984        345,475        251,330      3,379,937         97,745
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    525,969   $    347,023   $    277,392   $  3,417,178   $    105,442
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        557,604        255,290        170,405      2,627,700         56,839
Contract purchase payments                                        114          6,682          9,482         36,509            870
Net transfers(1)                                              (22,413)        (3,368)         3,419         49,553         (1,647)
Contract terminations:
    Surrender benefits and contract charges                   (56,570)        (9,579)        (1,939)       (46,401)        (2,830)
    Death benefits                                            (10,582)            --             --        (43,367)            --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              468,153        249,025        181,367      2,623,994         53,232
=================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                                            OPCAP          OPCAP        OPPEN CAP      OPPEN CAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   OPCAP EQ        MANAGED        SM CAP         APPR VA     APPR VA, SERV
OPERATIONS
Investment income (loss) -- net                          $     (1,278)  $     (1,136)  $     (2,890)  $     (3,200)  $    (18,462)
Net realized gain (loss) on sales of investments                1,773          4,923          4,628        (10,320)        13,758
Distributions from capital gains                                   --         30,005         28,800             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   6,189         (1,533)       (35,660)        37,572        128,031
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     6,684         32,259         (5,122)        24,052        123,327
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        120            120            120            120        990,919
Net transfers(1)                                                7,502         55,781          4,472         (5,137)        23,155
Contract terminations:
    Surrender benefits and contract charges                   (15,535)      (203,754)       (21,363)       (58,596)       (65,920)
    Death benefits                                                 --         (6,714)            --        (17,241)       (57,171)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (7,913)      (154,567)       (16,771)       (80,854)       890,983
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               131,805        906,128        228,690        775,934      2,477,148
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    130,576   $    783,820   $    206,797   $    719,132   $  3,491,458
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        117,581        736,312        120,515        585,865      1,746,415
Contract purchase payments                                        109             98             71             94        793,660
Net transfers(1)                                                6,471         45,669          2,111         (3,512)        15,578
Contract terminations:
    Surrender benefits and contract charges                   (13,805)      (163,231)       (12,149)       (44,661)       (46,249)
    Death benefits                                                 --         (5,328)            --        (13,862)       (39,140)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              110,356        613,520        110,548        523,924      2,470,264
=================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
76 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                             OPPEN          OPPEN         OPPEN        OPPEN MAIN       OPPEN
                                                          GLOBAL SEC       HI INC       HI INC VA,      ST SM CAP   STRATEGIC BOND
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   VA, SERV          VA           SERV          VA, SERV        SERV
OPERATIONS
Investment income (loss) -- net                          $     (2,193)  $     18,164   $     10,005   $    (28,917)  $    111,148
Net realized gain (loss) on sales of investments                2,887         (5,716)           720         16,979          4,267
Distributions from capital gains                                   --             --             --         52,633             --
Net change in unrealized appreciation or
  depreciation of investments                                  56,512        (10,169)        (9,009)       131,409        (61,652)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    57,206          2,279          1,716        172,104         53,763
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     32,751            360          2,770        276,766      1,067,120
Net transfers(1)                                                2,075         (3,444)        22,106         54,802        451,222
Contract terminations:
    Surrender benefits and contract charges                    (9,008)       (21,807)       (21,919)       (50,624)      (148,745)
    Death benefits                                                 --             --             --        (28,084)            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 25,818        (24,891)         2,957        252,860      1,369,597
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               429,438        345,064        219,759      2,002,697      3,547,718
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    512,462   $    322,452   $    224,432   $  2,427,661   $  4,971,078
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        237,026        266,402        173,501      1,114,347      2,943,778
Contract purchase payments                                     17,754            282          2,195        222,201        952,951
Net transfers(1)                                                1,365         (3,094)        17,459         38,768        372,642
Contract terminations:
    Surrender benefits and contract charges                    (4,898)       (16,865)       (17,302)       (28,098)      (122,887)
    Death benefits                                                 --             --             --        (14,938)            --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              251,247        246,725        175,853      1,332,280      4,146,484
=================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                            PUT VT         PUT VT         PUT VT         PUT VT      PUT VT HEALTH
                                                           DIV INC,       DIV INC,      GRO & INC,     GRO & INC,      SCIENCES,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    CL IA          CL IB          CL IA          CL IB          CL IB
OPERATIONS
Investment income (loss) -- net                          $     18,482   $     31,418   $      4,480   $      3,589   $        (15)
Net realized gain (loss) on sales of investments              (18,203)        (2,392)        (7,025)         3,686              1
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   4,292        (20,674)        21,318         41,431            151
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     4,571          8,352         18,773         48,706            137
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                         --            780             --            180          2,699
Net transfers(1)                                               (9,395)        (4,062)        68,814        (92,373)            --
Contract terminations:
    Surrender benefits and contract charges                  (154,693)       (71,085)      (339,143)      (168,879)            --
    Death benefits                                             (1,803)            --         (6,288)       (40,361)            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (165,891)       (74,367)      (276,617)      (301,433)         2,699
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               321,745        566,353        740,243      1,549,162            312
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    160,425   $    500,338   $    482,399   $  1,296,435   $      3,148
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        239,782        412,027        557,896      1,331,870             --
Contract purchase payments                                         --            572             --            161          2,411
Net transfers(1)                                               (6,945)        (2,898)        51,319        (78,977)            --
Contract terminations:
    Surrender benefits and contract charges                  (114,063)       (51,495)      (255,021)      (148,368)            --
    Death benefits                                             (1,346)            --         (4,669)       (34,872)            --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              117,428        358,206        349,525      1,069,814          2,411
=================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
77 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                            PUT VT         PUT VT         PUT VT         PUT VT         PUT VT
                                                           HI YIELD,      HI YIELD,       INTL EQ,       NEW OPP,      RESEARCH,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     CL IA          CL IB          CL IB          CL IA          CL IB
OPERATIONS
Investment income (loss) -- net                          $     25,745   $     17,892   $        314   $     (1,718)  $         --
Net realized gain (loss) on sales of investments              (56,066)        (5,917)           966        (46,384)             2
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  35,446         (7,641)        15,779         60,246             20
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     5,125          4,334         17,059         12,144             22
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                         --            360          1,800             --             --
Net transfers(1)                                              (11,979)        (2,598)         1,311         (5,361)            (7)
Contract terminations:
    Surrender benefits and contract charges                  (141,195)       (25,006)          (879)       (83,165)            --
    Death benefits                                            (12,349)            --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (165,523)       (27,244)         2,232        (88,526)            (7)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               372,668        275,280        154,923        219,309            532
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    212,270   $    252,370   $    174,214   $    142,927   $        547
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        304,092        207,077         96,774        205,758             --
Contract purchase payments                                         --            275          1,129             --             --
Net transfers(1)                                               (9,708)        (1,910)           820         (4,680)            --
Contract terminations:
    Surrender benefits and contract charges                  (114,758)       (18,711)          (541)       (77,795)            --
    Death benefits                                             (9,856)            --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              169,770        186,731         98,182        123,283             --
=================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                            PUT VT         PUT VT         PUT VT
                                                          SM CAP VAL,       VISTA,        VOYAGER,        RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     CL IB          CL IB          CL IB           BAL         CASH MGMT
OPERATIONS
Investment income (loss) -- net                          $        (15)  $       (420)  $     (6,171)  $     18,958   $     10,915
Net realized gain (loss) on sales of investments                    1            124        (97,788)       (60,435)            --
Distributions from capital gains                                   27             --             --         43,142             --
Net change in unrealized appreciation or
  depreciation of investments                                      60          3,307        138,161         33,208             --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        73          3,011         34,202         34,873         10,915
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      2,696             --            120            120        324,971
Net transfers(1)                                                   --             (5)       (46,296)      (117,383)       309,105
Contract terminations:
    Surrender benefits and contract charges                        --           (142)       (66,379)      (473,891)      (125,480)
    Death benefits                                                 --             --        (17,250)       (40,406)            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  2,696           (147)      (129,805)      (631,560)       508,596
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   472         28,603        933,481      1,958,281        383,416
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $      3,241   $     31,467   $    837,878   $  1,361,594   $    902,927
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             --         17,656        882,665      1,723,941        377,586
Contract purchase payments                                      2,458             --            120            108        324,985
Net transfers(1)                                                   --             --        (43,168)      (103,483)       283,754
Contract terminations:
    Surrender benefits and contract charges                        --            (85)       (63,391)      (416,191)      (114,257)
    Death benefits                                                 --             --        (16,029)       (34,730)            --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                2,458         17,571        760,197      1,169,645        872,068
=================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
78 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                                                                                        RVS VP
                                                            RVS VP         RVS VP         RVS VP         RVS VP        HI YIELD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   DIV BOND      DIV EQ INC     EMER MKTS         GRO            BOND
OPERATIONS
Investment income (loss) -- net                          $     35,912   $      3,279   $     (2,663)  $       (463)  $      3,162
Net realized gain (loss) on sales of investments               (5,129)         2,832          2,979            262             44
Distributions from capital gains                                   --         50,852         23,747             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 (19,172)        39,897         68,170          5,118           (450)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    11,611         96,860         92,233          4,917          2,756
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     14,439      1,221,650        521,689          3,000        163,083
Net transfers(1)                                               69,202        (16,272)       (21,310)        18,896         (1,894)
Contract terminations:
    Surrender benefits and contract charges                  (217,765)       (11,525)        (3,477)        (1,938)        (5,240)
    Death benefits                                             (1,735)            --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (135,859)     1,193,853        496,902         19,958        155,949
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             1,546,292        322,226         26,014         43,973          7,188
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $  1,422,044   $  1,612,939   $    615,149   $     68,848   $    165,893
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      1,384,964        179,355         23,755         32,508          1,123
Contract purchase payments                                     13,774        853,745        426,041          2,319        159,878
Net transfers(1)                                               60,845         (9,429)       (16,672)        14,146         (1,829)
Contract terminations:
    Surrender benefits and contract charges                  (183,441)        (4,124)        (2,329)        (1,388)        (2,068)
    Death benefits                                             (1,475)            --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            1,274,667      1,019,547        430,795         47,585        157,104
=================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                                                                         RVS VP         RVS VP
                                                            RVS VP         RVS VP         RVS VP         LG CAP        MID CAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    INC OPP        INTL OPP      LG CAP EQ         VAL            GRO
OPERATIONS
Investment income (loss) -- net                          $        274   $        (55)  $     (1,964)  $          1   $         --
Net realized gain (loss) on sales of investments                   (2)        (8,714)       (62,885)           162             --
Distributions from capital gains                                   28             --             --              8             18
Net change in unrealized appreciation or
  depreciation of investments                                    (175)        25,877        115,049              1             14
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       125         17,108         50,200            172             32
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                         --            120        495,223          3,354             --
Net transfers(1)                                                  (13)       (12,557)         5,506         (3,516)            (3)
Contract terminations:
    Surrender benefits and contract charges                        --        (32,637)      (172,150)            --             --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    (13)       (45,074)       328,579           (162)            (3)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 6,038        178,820        578,166            311            312
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $      6,150   $    150,854   $    956,945   $        321   $        341
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             --        182,249        567,909             --             --
Contract purchase payments                                         --            125        486,627          3,327             --
Net transfers(1)                                                   --        (12,594)         5,212         (3,327)            --
Contract terminations:
    Surrender benefits and contract charges                        --        (32,961)      (167,697)            --             --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   --        136,819        892,051             --             --
=================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
79 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                             RVS VP         RVS VP         RVS VP         RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    NEW DIM        S&P 500      SELECT VAL   SHORT DURATION   SM CAP VAL
OPERATIONS
Investment income (loss) -- net                          $     (1,145)  $      2,447   $          1   $     18,929   $     (5,151)
Net realized gain (loss) on sales of investments               (3,938)         7,958             --         (1,223)         1,089
Distributions from capital gains                                   --          4,390              5             --         59,671
Net change in unrealized appreciation or
  depreciation of investments                                   4,716         40,686             (5)       (13,475)       (14,081)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (367)        55,481              1          4,231         41,528
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        120         52,745             --        242,790        841,619
Net transfers(1)                                                6,017         73,153             (3)        66,642         11,807
Contract terminations:
    Surrender benefits and contract charges                   (16,460)       (74,606)            --        (51,598)       (10,067)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (10,323)        51,292             (3)       257,834        843,359
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               150,327      1,693,027            312        991,739        123,598
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    139,637   $  1,799,800   $        310   $  1,253,804   $  1,008,485
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        140,517      1,169,344             --        997,243         75,454
Contract purchase payments                                        119         36,852             --        246,196        622,676
Net transfers(1)                                                5,987         55,428             --         67,451          7,629
Contract terminations:
    Surrender benefits and contract charges                   (16,024)       (51,731)            --        (49,887)        (5,424)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              130,599      1,209,893             --      1,261,003        700,335
=================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                            RVS VP        VANK LIT       VANK UIF
                                                           STRATEGY       COMSTOCK,   U.S. REAL EST,     WANGER        WANGER
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      AGGR          CL II          CL II       INTL SM CAP    U.S. SM CO
OPERATIONS
Investment income (loss) -- net                          $     (3,553)  $     (7,441)  $       (128)  $     (2,870)  $     (2,911)
Net realized gain (loss) on sales of investments              (54,300)          (110)           585          1,735          1,136
Distributions from capital gains                                   --         12,970            625             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  74,538         54,469          5,271         79,233         30,246
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    16,685         59,888          6,353         78,098         28,471
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        120      1,875,716         44,662        711,305        462,026
Net transfers(1)                                              (10,429)        15,090          5,153         (6,702)        (5,468)
Contract terminations:
    Surrender benefits and contract charges                   (78,182)       (10,866)          (417)        (5,102)        (3,529)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (88,491)     1,879,940         49,398        699,501        453,029
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               312,786         90,029          1,903         38,668         23,997
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    240,980   $  2,029,857   $     57,654   $    816,267   $    505,497
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        409,441         87,059          1,349         35,038         22,483
Contract purchase payments                                        166      1,825,841         41,257        601,033        427,949
Net transfers(1)                                              (13,394)        14,881          4,787         (5,135)        (4,886)
Contract terminations:
    Surrender benefits and contract charges                  (103,207)        (9,968)          (121)        (3,486)        (2,517)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              293,006      1,917,813         47,272        627,450        443,029
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
(to) American Centurion Life's fixed account

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
80 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                            AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                           BASIC VAL,     CAP DEV,       CORE EQ,       INTL GRO,   MID CAP CORE
PERIOD ENDED DECEMBER 31, 2004                              SER II         SER II          SER I          SER I     EQ, SER II(2)
OPERATIONS
Investment income (loss) -- net                          $     (3,515)  $     (1,104)  $     (3,866)  $     (1,763)  $         (4)
Net realized gain (loss) on sales of investments                1,329           (102)       (30,655)       (12,734)            --
Distributions from capital gains                                   --             --             --             --             86
Net change in unrealized appreciation or
  depreciation of investments                                  39,716         17,663         83,999         58,553            (12)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    37,530         16,457         49,478         44,056             70
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    199,513         44,260          1,348            501         17,311
Net transfers(1)                                              170,675         63,335        (34,527)       (21,112)            --
Contract terminations:
    Surrender benefits and contract charges                   (18,734)          (629)      (117,484)       (28,016)            --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                351,454        106,966       (150,663)       (48,627)        17,311
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               129,317         36,242        772,014        236,572             --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    518,301   $    159,665   $    670,829   $    232,001   $     17,381
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         88,986         25,648        774,747        257,511             --
Contract purchase payments                                    140,319         31,093          1,347            512         16,653
Net transfers(1)                                              115,595         43,049        (33,928)       (22,221)            --
Contract terminations:
    Surrender benefits and contract charges                   (12,502)          (333)      (115,618)       (29,279)            --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              332,398         99,457        626,548        206,523         16,653
=================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                            AIM VI         AIM VI         AB VPS         AB VPS         AB VPS
                                                          PREMIER EQ,    PREMIER EQ,   GLOBAL TECH,    GRO & INC,      INTL VAL,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                   SER I          SER II          CL B           CL B         CL B(2)
OPERATIONS
Investment income (loss) -- net                          $     (5,312)  $        (91)  $     (1,901)  $     (6,895)  $         (8)
Net realized gain (loss) on sales of investments              (45,195)          (398)            64          2,836             --
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  71,642            191          7,882        112,558            395
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    21,135           (298)         6,045        108,499            387
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        499            605        100,111        437,898         28,821
Net transfers(1)                                              (26,996)        (1,894)        27,632        104,309             --
Contract terminations:
    Surrender benefits and contract charges                   (73,078)           (38)          (519)       (13,511)            --
    Death benefits                                             (4,653)            --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (104,228)        (1,327)       127,224        528,696         28,821
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               612,166          8,040         56,427        645,349             --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    529,073   $      6,415   $    189,696   $  1,282,544   $     29,208
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        670,922          6,157         40,038        473,367             --
Contract purchase payments                                        540            252         69,384        317,800         27,243
Net transfers(1)                                              (29,606)        (1,932)        20,470         74,589             --
Contract terminations:
    Surrender benefits and contract charges                   (80,490)           (32)          (290)        (9,603)            --
    Death benefits                                             (5,380)            --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              555,986          4,445        129,602        856,153         27,243
=================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
81 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                            AB VPS         AB VPS         AC VP          AC VP
                                                         LG CAP GRO,    BAL SHARES,     INC & GRO,     INFLATION        AC VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                   CL B           CL B           CL I      PROT, CL II(2) INTL, CL II(2)
OPERATIONS
Investment income (loss) -- net                          $     (3,370)  $      1,596   $        235   $         67   $         --
Net realized gain (loss) on sales of investments                  752            112         (2,024)            --             --
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  29,341         12,199         32,542             21             15
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    26,723         13,907         30,753             88             15
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    209,207         80,855          1,045         48,648            300
Net transfers(1)                                                  913         36,292        (21,197)            --             --
Contract terminations:
    Surrender benefits and contract charges                    (8,093)        (7,388)       (44,506)            --             --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                202,027        109,759        (64,658)        48,648            300
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               131,759        112,737        329,141             --             --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    360,509   $    236,403   $    295,236   $     48,736   $        315
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        102,981         94,875        318,255             --             --
Contract purchase payments                                    166,467         66,991            995         42,261             --
Net transfers(1)                                                  685         30,285        (20,147)            --             --
Contract terminations:
    Surrender benefits and contract charges                    (6,098)        (6,114)       (42,973)            --             --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              264,035        186,037        256,130         42,261             --
=================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                                                                          COL
                                                             AC VP          AC VP          AC VP       SM CAP VAL,   COL HI YIELD,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)              ULTRA, CL II(2)   VAL, CL I    VAL, CL II(2)   VS CL B(2)     VS CL B(2)
OPERATIONS
Investment income (loss) -- net                          $        (12)  $       (811)  $         --   $          1   $        542
Net realized gain (loss) on sales of investments                   --          7,637             --             --             --
Distributions from capital gains                                   --          1,775             --              9             --
Net change in unrealized appreciation or
  depreciation of investments                                     195         17,724             11             16           (546)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       183         26,325             11             26             (4)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     56,999            505            300            450         17,362
Net transfers(1)                                                   --        (16,636)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                        --        (17,260)            --             --             --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 56,999        (33,391)           300            450         17,362
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    --        231,944             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $     57,182   $    224,878   $        311   $        476   $     17,358
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             --        167,893             --             --             --
Contract purchase payments                                     55,232            352             --             --         11,370
Net transfers(1)                                                   --        (11,719)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                        --        (12,150)            --             --             --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               55,232        144,376             --             --         11,370
=================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
82 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                            DREY IP        DREY IP        DREY VIF       DREY VIF       FID VIP
                                                          MIDCAP STOCK,   TECH GRO,        APPR,        INTL VAL,     CONTRAFUND,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  SERV(2)        SERV(2)        SERV(2)        SERV(2)       SERV CL 2
OPERATIONS
Investment income (loss) -- net                          $          1   $         (3)  $          9   $          3   $    (29,866)
Net realized gain (loss) on sales of investments                   --             --             --             --          4,079
Distributions from capital gains                                   11             --             --              7             --
Net change in unrealized appreciation or
  depreciation of investments                                       8             45              6             11        492,535
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        20             42             15             21        466,748
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        449         15,712            720            450      3,376,549
Net transfers(1)                                                   --             --             --             --        596,557
Contract terminations:
    Surrender benefits and contract charges                        --             --             --             --        (33,781)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    449         15,712            720            450      3,939,325
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    --             --             --             --        745,556
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $        469   $     15,754   $        735   $        471   $  5,151,629
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             --             --             --             --        560,236
Contract purchase payments                                         --         15,083             --             --      2,462,817
Net transfers(1)                                                   --             --             --             --        426,006
Contract terminations:
    Surrender benefits and contract charges                        --             --             --             --        (23,820)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   --         15,083             --             --      3,425,239
=================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                            FID VIP        FID VIP        FID VIP        FID VIP        FTVIPT
                                                              GRO,        INVEST GR,      MID CAP,      OVERSEAS,     FRANK INC
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 SERV CL 2     SERV CL 2(2)    SERV CL 2      SERV CL 2    SEC, CL 2(2)
OPERATIONS
Investment income (loss) -- net                          $     (3,171)  $        (20)  $    (22,606)  $     (2,290) $          --
Net realized gain (loss) on sales of investments                   22             --          8,019            (46)            --
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  20,347             61        427,084         53,731             13
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    17,198             41        412,497         51,395             13
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    410,842         25,761      1,188,572        458,447            450
Net transfers(1)                                               12,810             --        247,332         75,422             --
Contract terminations:
    Surrender benefits and contract charges                      (248)            --        (30,785)        (7,397)            --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                423,404         25,761      1,405,119        526,472            450
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                48,760             --        731,563         32,852             --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    489,362   $     25,802   $  2,549,179   $    610,719   $        463
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         35,088             --        496,080         20,808             --
Contract purchase payments                                    303,720         19,710        771,100        287,887             --
Net transfers(1)                                                9,240             --        156,473         46,750             --
Contract terminations:

    Surrender benefits and contract charges                       (62)            --        (19,705)        (4,644)            --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              347,986         19,710      1,403,948        350,801             --
=================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
83 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                            FTVIPT         FTVIPT         FTVIPT         FTVIPT         FTVIPT
                                                          FRANK REAL    FRANK RISING   FRANK SM CAP   FRANK SM MID   MUTUAL SHARES
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 EST, CL 2    DIVD, CL 2(2)    VAL, CL 2    CAP GRO, CL 2   SEC, CL 2
OPERATIONS
Investment income (loss) -- net                          $        987   $         --   $     (3,054)  $     (7,957)  $    (12,569)
Net realized gain (loss) on sales of investments                  561             --            694            926          8,275
Distributions from capital gains                                  259             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  52,826             12         70,892         64,633        315,628
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    54,633             12         68,532         57,602        311,334
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                     83,193            450        295,288        294,121      2,317,847
Net transfers(1)                                               69,073             --         89,388        249,234        458,794
Contract terminations:
    Surrender benefits and contract charges                    (2,914)            --         (2,499)       (15,774)       (84,297)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                149,352            450        382,177        527,581      2,692,344
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                75,988             --         72,608        294,558        862,644
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    279,973   $        462   $    523,317   $    879,741   $  3,866,322
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         55,272             --         48,909        200,858        676,424
Contract purchase payments                                     59,716             --        184,212        194,326      1,774,058
Net transfers(1)                                               44,937             --         57,618        160,499        351,073
Contract terminations:
    Surrender benefits and contract charges                    (1,727)            --         (1,418)       (10,309)       (64,074)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              158,198             --        289,321        545,374      2,737,481
=================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                            FTVIPT         FTVIPT         FTVIPT        GS VIT
                                                           TEMP FOR     TEMP GLOBAL      TEMP GRO       MID CAP      JANUS ASPEN
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 SEC, CL 2    INC, CL 2(2)   SEC, CL 2(2)      VAL(2)       BAL, INST
OPERATIONS
Investment income (loss) -- net                          $       (963)  $         (7)  $         --   $          2   $     28,252
Net realized gain (loss) on sales of investments                  823             --             --             --        (32,526)
Distributions from capital gains                                   --             --             --            160             --
Net change in unrealized appreciation or
  depreciation of investments                                  54,355            166             11              5        251,233
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    54,215            159             11            167        246,959
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    334,642         15,010            300         33,689          7,216
Net transfers(1)                                               40,158             --             --             --        (88,395)
Contract terminations:
    Surrender benefits and contract charges                    (8,090)            --             --             --       (468,948)
    Death benefits                                                 --             --             --             --        (43,513)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                366,710         15,010            300         33,689       (593,640)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                59,573             --             --             --      3,921,672
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    480,498   $     15,169   $        311   $     33,856   $  3,574,991
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         41,230             --             --             --      2,892,352
Contract purchase payments                                    221,946         14,061             --         31,955          5,268
Net transfers(1)                                               26,760             --             --             --        (64,192)
Contract terminations:
    Surrender benefits and contract charges                    (5,115)            --             --             --       (337,852)
    Death benefits                                                 --             --             --             --        (31,785)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              284,821         14,061             --         31,955      2,463,791
=================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
84 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                          JANUS ASPEN        MFS            MFS            MFS           MFS
                                                          WORLD GRO,   INV GRO STOCK,     NEW DIS,    TOTAL RETURN,   UTILITIES,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      INST         SERV CL        SERV CL        SERV CL       SERV CL
OPERATIONS
Investment income (loss) -- net                          $     (2,549)  $     (2,629)  $     (1,705)  $      1,037   $         69
Net realized gain (loss) on sales of investments              (43,077)            24            (15)         3,241            612
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  63,440         28,477         21,626        228,717         18,766
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    17,814         25,872         19,906        232,995         19,447
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      1,241        151,463        155,715      1,673,108          5,935
Net transfers(1)                                              (37,117)        98,178         25,634        629,903         16,562
Contract terminations:
    Surrender benefits and contract charges                   (43,772)       (11,065)        (1,652)       (30,216)        (2,413)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (79,648)       238,576        179,697      2,272,795         20,084
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               661,818         81,027         51,727        874,147         58,214
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    599,984   $    345,475   $    251,330   $  3,379,937   $     97,745
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        635,546         64,430         36,717        744,719         43,536
Contract purchase payments                                      1,235        121,536        115,811      1,388,317          3,920
Net transfers(1)                                              (36,590)        78,242         19,001        519,478         10,953
Contract terminations:
    Surrender benefits and contract charges                   (42,587)        (8,918)        (1,124)       (24,814)        (1,570)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              557,604        255,290        170,405      2,627,700         56,839
=================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                                            OPCAP          OPCAP        OPPEN CAP      OPPEN CAP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                   OPCAP EQ        MANAGED        SM CAP         APPR VA     APPR VA, SERV
OPERATIONS
Investment income (loss) -- net                          $       (523)  $      1,444   $     (3,113)  $     (8,362)  $    (16,161)
Net realized gain (loss) on sales of investments                 (841)        (6,094)        12,321        (13,929)           107
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  13,787         88,573         24,702         61,918        125,520
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    12,423         83,923         33,910         39,627        109,466
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        499          1,256            501          1,547      1,437,931
Net transfers(1)                                              (17,011)       (66,415)       (38,205)       (19,448)       503,224
Contract terminations:
    Surrender benefits and contract charges                    (9,616)      (172,634)       (19,103)       (40,943)       (30,237)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (26,128)      (237,793)       (56,807)       (58,844)     1,910,918
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               145,510      1,059,998        251,587        795,151        456,764
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    131,805   $    906,128   $    228,690   $    775,934   $  2,477,148
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        143,259        940,746        154,090        633,045        335,967
Contract purchase payments                                        484          1,106            284          1,259      1,066,890
Net transfers(1)                                              (16,683)       (57,124)       (22,527)       (15,743)       365,741
Contract terminations:

    Surrender benefits and contract charges                    (9,479)      (148,416)       (11,332)       (32,696)       (22,183)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              117,581        736,312        120,515        585,865      1,746,415
=================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
85 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                             OPPEN          OPPEN         OPPEN        OPPEN MAIN       OPPEN
                                                          GLOBAL SEC        HI INC      HI INC VA,     ST SM CAP    STRATEGIC BOND
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      VA,             VA          SERV          VA, SERV       VA, SERV
OPERATIONS
Investment income (loss) -- net                          $     (1,738)  $     16,259   $      6,244   $    (15,754)  $     33,732
Net realized gain (loss) on sales of investments                1,582         (3,262)           (55)         2,570         (4,546)
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  55,953         11,168          7,048        279,779        161,613
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    55,797         24,165         13,237        266,595        190,799
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    288,855          1,512        138,468      1,034,373      2,301,958
Net transfers(1)                                               45,541         (1,258)        20,292        181,902        466,077
Contract terminations:
    Surrender benefits and contract charges                    (3,970)       (16,437)        (9,976)       (11,876)       (93,994)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                330,426        (16,183)       148,784      1,204,399      2,674,041
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                43,215        337,082         57,738        531,703        682,878
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    429,438   $    345,064   $    219,759   $  2,002,697   $  3,547,718
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                         27,813        279,626         48,913        348,275        605,155
Contract purchase payments                                    182,511          1,237        116,216        657,374      2,015,801
Net transfers(1)                                               28,965         (1,100)        16,561        116,255        405,157
Contract terminations:
    Surrender benefits and contract charges                    (2,263)       (13,361)        (8,189)        (7,557)       (82,335)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              237,026        266,402        173,501      1,114,347      2,943,778
=================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                            PUT VT         PUT VT         PUT VT         PUT VT     PUT VT HEALTH
                                                            DIV INC,       DIV INC,      GRO & INC,     GRO & INC,     SCIENCES,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                   CL IA          CL IB          CL IA          CL IB         CL IB(2)
OPERATIONS
Investment income (loss) -- net                          $     26,851   $     45,204   $      3,400   $      2,753   $         --
Net realized gain (loss) on sales of investments               (8,091)        (3,100)       (22,423)       (14,918)            --
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   6,812           (637)        88,586        153,118             12
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    25,572         41,467         69,563        140,953             12
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                         --          3,633             --         38,845            300
Net transfers(1)                                               (6,711)       (15,793)       (83,296)       (38,967)            --
Contract terminations:
    Surrender benefits and contract charges                   (57,395)       (38,481)      (129,294)      (161,305)            --
    Death benefits                                                 --             --             --        (33,259)            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (64,106)       (50,641)      (212,590)      (194,686)           300
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               360,279        575,527        883,270      1,602,895             --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    321,745   $    566,353   $    740,243   $  1,549,162   $        312
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        290,122        450,864        730,973      1,521,277             --
Contract purchase payments                                         --          2,799             --         29,692             --
Net transfers(1)                                               (5,268)       (12,164)       (68,239)       (39,672)            --
Contract terminations:
    Surrender benefits and contract charges                   (45,072)       (29,472)      (104,838)      (148,013)            --
    Death benefits                                                 --             --             --        (31,414)            --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              239,782        412,027        557,896      1,331,870             --
=================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
86 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                             PUT VT         PUT VT         PUT VT         PUT VT         PUT VT
                                                           HI YIELD,      HI YIELD,       INTL EQ,       NEW OPP,      RESEARCH,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     CL IA          CL IB          CL IB          CL IA          CL IB
OPERATIONS
Investment income (loss) -- net                          $     26,536   $     18,767   $        411   $     (3,166)  $         (3)
Net realized gain (loss) on sales of investments              (31,741)        (5,851)           235        (38,099)            --
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  39,612         10,100         16,406         59,496             39
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    34,407         23,016         17,052         18,231             36
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                         --          1,509         69,933             --            320
Net transfers(1)                                              (38,059)        (4,570)        10,473        (15,639)            --
Contract terminations:
    Surrender benefits and contract charges                   (60,597)       (14,801)        (1,975)       (38,210)            --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (98,656)       (17,862)        78,431        (53,849)           320
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               436,917        270,126         59,440        254,927            176
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    372,668   $    275,280   $    154,923   $    219,309   $        532
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        390,197        221,497         42,659        260,745             --
Contract purchase payments                                         --          1,215         48,269             --             --
Net transfers(1)                                              (33,203)        (3,786)         7,269        (15,990)            --
Contract terminations:
    Surrender benefits and contract charges                   (52,902)       (11,849)        (1,423)       (38,997)            --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              304,092        207,077         96,774        205,758             --
=================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                             PUT VT         PUT VT         PUT VT
                                                          SM CAP VAL,       VISTA,        VOYAGER,        RVS VP         RVS VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  CL IB(2)        CL IB          CL IB           BAL         CASH MGMT
OPERATIONS
Investment income (loss) -- net                          $         --   $       (369)  $    (11,064)  $     17,087   $       (693)
Net realized gain (loss) on sales of investments                   --              1        (91,960)       (74,639)            --
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      22          4,211        133,802        210,239             --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        22          3,843         30,778        152,687           (693)
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        450          3,126          1,255            963        741,758
Net transfers(1)                                                   --          2,524        (32,266)      (107,620)      (405,356)
Contract terminations:
    Surrender benefits and contract charges                        --         (1,332)       (82,718)      (252,981)       (12,310)
    Death benefits                                                 --             --             --        (31,154)            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    450          4,318       (113,729)      (390,792)       324,092
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    --         20,442      1,016,432      2,196,386         60,017
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $        472   $     28,603   $    933,481   $  1,958,281   $    383,416
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             --         14,869        995,369      2,089,591         52,961
Contract purchase payments                                         --          2,002          1,268            907        745,740
Net transfers(1)                                                   --          1,781        (31,697)      (101,325)      (408,861)
Contract terminations:
    Surrender benefits and contract charges                        --           (996)       (82,275)      (236,100)       (12,254)
    Death benefits                                                 --             --             --        (29,132)            --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   --         17,656        882,665      1,723,941        377,586
=================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
87 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                                                                                        RVS VP
                                                            RVS VP         RVS VP         RVS VP         RVS VP        HI YIELD
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  DIV BOND      DIV EQ INC    EMER MKTS(2)       GRO          BOND(2)
OPERATIONS
Investment income (loss) -- net                          $     35,172   $      1,439   $         15   $       (252)  $         39
Net realized gain (loss) on sales of investments               (2,944)           262             --             36             --
Distributions from capital gains                                   --             --             17             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  11,688         41,653            356          2,785             19
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    43,916         43,354            388          2,569             58
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    399,672        216,826         25,626         15,610          7,130
Net transfers(1)                                               82,916         24,172             --          9,860             --
Contract terminations:
    Surrender benefits and contract charges                  (106,499)        (3,350)            --           (187)            --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                376,089        237,648         25,626         25,283          7,130
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             1,126,287         41,224             --         16,121             --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $  1,546,292   $    322,226   $     26,014   $     43,973   $      7,188
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      1,012,009         27,042             --         12,876             --
Contract purchase payments                                    389,775        138,958         23,755         11,985          1,123
Net transfers(1)                                               75,968         15,609             --          7,795             --
Contract terminations:
    Surrender benefits and contract charges                   (92,788)        (2,254)            --           (148)            --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            1,384,964        179,355         23,755         32,508          1,123
=================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                                                                         RVS VP        RVS VP
                                                             RVS VP         RVS VP         RVS VP        LG CAP        MID CAP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 INC OPP(2)      INTL OPP      LG CAP EQ        VAL(2)        GRO(2)
OPERATIONS
Investment income (loss) -- net                          $         59   $       (550)  $     (2,636)  $          3   $         --
Net realized gain (loss) on sales of investments                   --        (15,077)       (40,081)            --             --
Distributions from capital gains                                   18             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     (40)        40,680         63,994              8             12
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        37         25,053         21,277             11             12
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      6,001            796         73,460            300            300
Net transfers(1)                                                   --        (15,966)       (26,976)            --             --
Contract terminations:
    Surrender benefits and contract charges                        --        (18,568)       (57,253)            --             --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  6,001        (33,738)       (10,769)           300            300
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    --        187,505        567,658             --             --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $      6,038   $    178,820   $    578,166   $        311   $        312
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             --        221,658        583,669             --             --
Contract purchase payments                                         --            565         71,579             --             --
Net transfers(1)                                                   --        (18,498)       (28,085)            --             --
Contract terminations:
    Surrender benefits and contract charges                        --        (21,476)       (59,254)            --             --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   --        182,249        567,909             --             --
=================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
88 - ACL VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                             RVS VP        RVS VP         RVS VP         RVS VP        RVS VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                  NEW DIM        S&P 500     SELECT VAL(2) SHORT DURATION   SM CAP VAL
OPERATIONS
Investment income (loss) -- net                          $       (567)  $      4,873   $          2   $      9,469   $       (620)
Net realized gain (loss) on sales of investments               (3,428)         2,643             --         (3,885)           187
Distributions from capital gains                                   --             --             --            255          5,857
Net change in unrealized appreciation or
  depreciation of investments                                   6,356        107,707             10        (10,172)         4,908
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     2,361        115,223             12         (4,333)        10,332
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        965        986,472            300        672,770         95,811
Net transfers(1)                                               (2,162)       290,081             --        (94,349)         7,577
Contract terminations:
    Surrender benefits and contract charges                    (9,574)       (50,649)            --        (14,379)        (4,631)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (10,771)     1,225,904            300        564,042         98,757
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               158,737        351,900             --        432,030         14,509
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    150,327   $  1,693,027   $        312   $    991,739   $    123,598
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        151,623        264,513             --        432,723          9,619
Contract purchase payments                                        474        730,386             --        675,145         64,234
Net transfers(1)                                               (2,087)       212,109             --        (96,155)         4,629
Contract terminations:
    Surrender benefits and contract charges                    (9,493)       (37,664)            --        (14,470)        (3,028)
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              140,517      1,169,344             --        997,243         75,454
=================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------------------------
                                                            RVS VP         VANK LIT      VANK UIF
                                                           STRATEGY       COMSTOCK,   U.S. REAL EST,     WANGER         WANGER
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                   AGGR          CL II(2)       CL II(2)   INTL SM CAP(2)  U.S. SM CO(2)
OPERATIONS
Investment income (loss) -- net                          $     (4,229)  $        (21)  $         (1)  $        (10)  $         (6)
Net realized gain (loss) on sales of investments              (41,020)            --             --             --             --
Distributions from capital gains                                   --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  66,880            377             53            503            144
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    21,631            356             52            493            138
=================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      1,262         89,673          1,851         38,175         23,859
Net transfers(1)                                              (10,942)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                   (36,074)            --             --             --             --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                (45,754)        89,673          1,851         38,175         23,859
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               336,909             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $    312,786   $     90,029   $      1,903   $     38,668   $     23,997
=================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        475,765             --             --             --             --
Contract purchase payments                                      1,860         87,059          1,349         35,038         22,483
Net transfers(1)                                              (16,004)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                   (52,180)            --             --             --             --
    Death benefits                                                 --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              409,441         87,059          1,349         35,038         22,483
=================================================================================================================================


(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Centurion Life's fixed account.

(2)  For the period Nov. 15, 2004 (commencement of operations) to Dec. 31, 2004.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
89 - ACL VARIABLE ANNUITY ACCOUNT 2

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

ACL Variable Annuity Account 2 (the Account) was established under New York law and the subaccounts are registered together as a single unit investment trust of American Centurion Life under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for individual variable annuity contracts issued by American Centurion Life. The following is a list of each variable annuity product funded through the Account.

ACL Personal Portfolio (Personal Portfolio)*
ACL Personal Portfolio Plus(2) (Port Plus(2))*
RiverSource Endeavor Select(SM) Variable Annuity (Endeavor Select) RiverSource Innovations(SM) Variable Annuity (Innovations)

RiverSource Innovations Select(SM) Variable Annuity (Innovations Select)


* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.


SUBACCOUNT                          FUND
------------------------------------------------------------------------------------------------------------------
AIM VI Basic Val, Ser II            AIM V.I. Basic Value Fund, Series II Shares
AIM VI Cap Dev, Ser II              AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I               AIM V.I. Core Equity Fund, Series I Shares(1)
AIM VI Intl Gro, Ser I              AIM V.I. International Growth Fund, Series I Shares
AIM VI Mid Cap Core Eq, Ser II      AIM V.I. Mid Cap Core Equity Fund, Series II Shares
AIM VI Premier Eq, Ser I            AIM V.I. Premier Equity Fund, Series I Shares(1)
AIM VI Premier Eq, Ser II           AIM V.I. Premier Equity Fund, Series II Shares(2)
AB VPS Global Tech, Cl B            AllianceBernstein VPS Global Technology Portfolio (Class B)
AB VPS Gro & Inc, Cl B              AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B               AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B             AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AB VPS Bal Shares, Cl B             AllianceBernstein VPS Balanced Shares Portfolio (Class B)
                                      (previously AllianceBernstein VP Total Return Portfolio (Class B))
AC VPS Inc & Gro, Cl I              American Century VP Income & Growth, Class I
AC VPS Inflation Prot, Cl II        American Century VP Inflation Protection, Class II
AC VPS Intl, Cl II                  American Century VP International, Class II
AC VPS Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VPS Val, Cl I                    American Century VP Value, Class I
AC VPS Val, Cl II                   American Century VP Value, Class II
Col Sm Cap Val, VS Cl B             Columbia Small Cap Value Fund, Variable Series, Class B
                                      (previously Colonial Small Cap Value Fund, Variable Series, Class B)
Col Hi Yield, VS Cl B               Columbia High Yield Fund, Variable Series, Class B(3)
Drey IP MidCap Stock, Serv          Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv              Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey VIF Appr, Serv                 Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares
Drey VIF Intl Val, Serv             Dreyfus Variable Investment Fund International Value Portfolio, Service Shares
Fid VIP Contrafund, Serv Cl 2       Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro, Serv Cl 2              Fidelity(R) VIP Growth Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2        Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2          Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2         Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Inc Sec, Cl 2          FTVIPT Franklin Income Securities Fund - Class 2
FTVIPT Frank Real Est, Cl 2         FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Rising Divd, Cl 2      FTVIPT Franklin Rising Dividends Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2       FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2   FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2      FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2           FTVIPT Templeton Foreign Securities Fund - Class 2
FTVIPT Temp Global Inc, Cl 2        FTVIPT Templeton Global Income Securities Fund - Class 2
FTVIPT Temp Gro Sec, Cl 2           FTVIPT Templeton Growth Securities Fund - Class 2
GS VIT Mid Cap Val                  Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Bal, Inst               Janus Aspen Series Balanced Portfolio: Institutional Shares


--------------------------------------------------------------------------------
90 - ACL VARIABLE ANNUITY ACCOUNT 2

SUBACCOUNT                          FUND
------------------------------------------------------------------------------------------------------------------
Janus Aspen World Gro, Inst         Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares
MFS Inv Gro Stock, Serv Cl          MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl           MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl              MFS(R) Utilities Series - Service Class
OpCap Eq                            OpCap Equity Portfolio
OpCap Managed                       OpCap Managed Portfolio
OpCap Sm Cap                        OpCap Small Cap Portfolio
Oppen Cap Appr VA                   Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv             Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA, Serv           Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Hi Inc VA                     Oppenheimer High Income Fund/VA
Oppen Hi Inc VA, Serv               Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv       Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv       Oppenheimer Strategic Bond Fund/VA, Service Shares
Put VT Div Inc, Cl IA               Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB               Putnam VT Diversified Income Fund - Class IB Shares
Put VT Gro & Inc, Cl IA             Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB             Putnam VT Growth and Income Fund - Class IB Shares
Put VT Health Sciences, Cl IB       Putnam VT Health Sciences Fund - Class IB Shares
Put VT Hi Yield, Cl IA              Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB              Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB               Putnam VT International Equity Fund - Class IB Shares
Put VT New Opp, Cl IA               Putnam VT New Opportunities Fund - Class IA Shares
Put VT Research, Cl IB              Putnam VT Research Fund - Class IB Shares
Put VT Sm Cap Val, Cl IB            Putnam VT Small Cap Value Fund - Class IB Shares
Put VT Vista, Cl IB                 Putnam VT Vista Fund - Class IB Shares
Put VT Voyager, Cl IB               Putnam VT Voyager Fund - Class IB Shares
RVS VP Bal                          RiverSource(SM) Variable Portfolio - Balanced Fund
                                      (previously AXP(R) Variable Portfolio - Managed Fund)
RVS VP Cash Mgmt                    RiverSource(SM) Variable Portfolio - Cash Management Fund
                                      (previously AXP(R) Variable Portfolio - Cash Management Fund)
RVS VP Div Bond                     RiverSource(SM) Variable Portfolio - Diversified Bond Fund
                                      (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RVS VP Div Eq Inc                   RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund
                                      (previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
RVS VP Emer Mkts                    RiverSource(SM) Variable Portfolio - Emerging Markets Fund
                                      (previously AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund)
RVS VP Gro                          RiverSource(SM) Variable Portfolio - Growth Fund
                                      (previously AXP(R) Variable Portfolio - Growth Fund)
RVS VP Hi Yield Bond                RiverSource(SM) Variable Portfolio - High Yield Bond Fund
                                      (previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RVS VP Inc Opp                      RiverSource(SM) Variable Portfolio - Income Opportunities Fund
                                      (previously AXP(R) Variable Portfolio - Income Opportunities Fund)
RVS VP Intl Opp                     RiverSource(SM) Variable Portfolio - International Opportunity Fund
                                      (previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RVS VP Lg Cap Eq                    RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(4)
                                      (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RVS VP Lg Cap Val                   RiverSource(SM) Variable Portfolio - Large Cap Value Fund
                                      (previously AXP(R) Variable Portfolio - Large Cap Value Fund)
RVS VP Mid Cap Gro                  RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund(5)
                                      (previously AXP(R) Variable Portfolio - Equity Select Fund)
RVS VP New Dim                      RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)(4)
                                      (previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
RVS VP S&P 500                      RiverSource(SM) Variable Portfolio - S&P 500 Index Fund
                                      (previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RVS VP Select Val                   RiverSource(SM) Variable Portfolio - Select Value Fund
                                      (previously AXP(R) Variable Portfolio - Partners Select Value Fund)
RVS VP Short Duration               RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund
                                      (previously AXP(R) Variable Portfolio - Short Duration U.S. Government Fund)
RVS VP Sm Cap Val                   RiverSource(SM) Variable Portfolio - Small Cap Value Fund
                                      (previously AXP(R) Variable Portfolio - Partners Small Cap Value Fund)
RVS VP Strategy Aggr                RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(5)
                                      (previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
VanK LIT Comstock, Cl II            Van Kampen Life Investment Trust Comstock Portfolio Class II Shares


--------------------------------------------------------------------------------
91 - ACL VARIABLE ANNUITY ACCOUNT 2

SUBACCOUNT                          FUND
------------------------------------------------------------------------------------------------------------------
VanK UIF U.S. Real Est, Cl II       Van Kampen UIF U.S. Real Estate Portfolio Class II Shares
Wanger Intl Sm Cap                  Wanger International Small Cap
Wanger U.S. Sm Co                   Wanger U.S. Smaller Companies



(1) AIM V.I. Premier Equity Fund, Series I Shares merged into AIM V.I. Core Equity Fund, Series I Shares on April 28, 2006.
(2) AIM V.I. Premier Equity Fund, Series II Shares merged into AIM V.I. Core Equity Fund, Series II Shares on April 28, 2006.
(3) Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio on April 28, 2006. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B.
(4) RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.
(5) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life Insurance Company (IDS
Life). IDS Life is the parent company of American Centurion Life. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of American Centurion Life.

CORPORATE CONSOLIDATION


Later this year, American Centurion Life plans to merge into one of its affiliates, IDS Life Insurance Company of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, the surviving life insurance company will be renamed to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Centurion Life and may result in additional amounts being transferred into the variable annuity account by American Centurion Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. American Centurion Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
92 - ACL VARIABLE ANNUITY ACCOUNT 2

3. VARIABLE ACCOUNT EXPENSES

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

American Centurion Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT               MORTALITY AND EXPENSE RISK FEE                                   ADMINISTRATIVE CHARGE
------------------------------------------------------------------------------------------------------------
Personal Portfolio    1.25%                                                                    0.15%
Port Plus(2)          1.25%                                                                    0.15%
Endeavor Select       1.00% to 1.55%
                      (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)            0.15%
Innovations           0.85% to 1.50%
                      (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)            0.15%
Innovations Select    1.00% to 1.55%
                      (DEPENDING ON THE CONTRACT AND DEATH BENEFIT OPTION SELECTED)            0.15%

4. CONTRACT CHARGES

American Centurion Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Centurion Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Centurion Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Centurion Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $51,848 in 2005 and $61,946 in 2004. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Centurion Life.

6. RELATED PARTY TRANSACTIONS


For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of American Centurion Life, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase.


The percentage range for each Fund is as follows:

FUND                                                                               PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                0.560% to 0.470%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                         1.170% to 1.095%
RiverSource(SM) Variable Portfolio - Growth Fund                                   0.630% to 0.570%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.620% to 0.545%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                     0.640% to 0.565%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                          0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                           0.650% to 0.560%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.630% to 0.570%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                            0.290% to 0.260%
RiverSource(SM) Variable Portfolio - Select Value Fund                             0.810% to 0.720%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund           0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                          1.020% to 0.920%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.650% to 0.575%

--------------------------------------------------------------------------------
93 - ACL VARIABLE ANNUITY ACCOUNT 2

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio
- Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund RiverSource(SM) Variable Portfolio - Emerging Markets Fund
RiverSource(SM) Variable Portfolio - Growth Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund
RiverSource(SM) Variable Portfolio - Large Cap Value Fund
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)
RiverSource(SM) Variable Portfolio - Select Value Fund
RiverSource(SM) Variable Portfolio - Small Cap Value Fund
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund


The RiverSource(SM) Variable Portfolio Funds, as shown in the table below, also have an agreement with IDS Life, an affiliate of American Centurion Life, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:


FUND                                                                               PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                         0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Growth Fund                                   0.060% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                     0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                          0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                           0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.060% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                            0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Select Value Fund                             0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund           0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                          0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.060% to 0.030%

--------------------------------------------------------------------------------
94 - ACL VARIABLE ANNUITY ACCOUNT 2

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                               PERCENTAGE RANGE
---------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                         0.100% to 0.050%
RiverSource(SM) Variable Portfolio - Growth Fund                                   0.050% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                     0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                          0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                           0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.050% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                            0.080% to 0.065%
RiverSource(SM) Variable Portfolio - Select Value Fund                             0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund           0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                          0.080% to 0.055%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.060% to 0.035%


The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of American Centurion Life.


SUBSEQUENT EVENT


Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table above. The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table above at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:


SUBACCOUNT                       FUND                                                                               PURCHASES
------------------------------------------------------------------------------------------------------------------------------
AIM VI Basic Val, Ser II         AIM V.I. Basic Value Fund, Series II Shares                                        $  519,732
AIM VI Cap Dev, Ser II           AIM V.I. Capital Development Fund, Series II Shares                                    24,567
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares                                             24,781
AIM VI Intl Gro, Ser I           AIM V.I. International Growth Fund, Series I Shares                                    10,866
AIM VI Mid Cap Core Eq, Ser II   AIM V.I. Mid Cap Core Equity Fund, Series II Shares                                    97,507
AIM VI Premier Eq, Ser I         AIM V.I. Premier Equity Fund, Series I Shares                                          18,429
AIM VI Premier Eq, Ser II        AIM V.I. Premier Equity Fund, Series II Shares                                            478
AB VPS Global Tech, Cl B         AllianceBernstein VPS Global Technology Portfolio (Class B)                            22,803
AB VPS Gro & Inc, Cl B           AllianceBernstein VPS Growth and Income Portfolio (Class B)                            52,049
AB VPS Intl Val, Cl B            AllianceBernstein VPS International Value Portfolio (Class B)                         751,842
AB VPS Lg Cap Gro, Cl B          AllianceBernstein VPS Large Cap Growth Portfolio (Class B)                              3,159
AB VPS Bal Shares, Cl B          AllianceBernstein VPS Balance Shares Portfolio (Class B)                               67,244
AC VP Inc & Gro, Cl I            American Century VP Income & Growth, Class I                                           35,115
AC VP Inflation Prot, Cl II      American Century VP Inflation Protection, Class II                                  1,255,610
AC VP Intl, Cl II                American Century VP International, Class II                                                 3
AC VP Ultra, Cl II               American Century VP Ultra(R), Class II                                              1,030,717
AC VP Val, Cl I                  American Century VP Value, Class I                                                     33,070
AC VP Val, Cl II                 American Century VP Value, Class II                                                     2,735
Col Sm Cap Val, VS Cl B          Columbia Small Cap Value Fund, Variable Series, Class B                                     2
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B                                    324,839
Drey IP MidCap Stock, Serv       Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares                   34,404
Drey IP Tech Gro, Serv           Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares             239,731
Drey VIF Appr, Serv              Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares                 7,804
Drey VIF Intl Val, Serv          Dreyfus Variable Investment Fund International Value Portfolio, Service Shares              6


--------------------------------------------------------------------------------
95 - ACL VARIABLE ANNUITY ACCOUNT 2

SUBACCOUNT                         FUND                                                                               PURCHASES
---------------------------------------------------------------------------------------------------------------------------------
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                             $2,834,212
Fid VIP Gro, Serv Cl 2             Fidelity(R) VIP Growth Portfolio Service Class 2                                        55,063
Fid VIP Invest Gr, Serv Cl 2       Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2                        955,131
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                      470,269
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2                                     185,139
FTVIPT Frank Inc Sec, Cl 2         FTVIPT Franklin Income Securities Fund - Class 2                                         1,317
FTVIPT Frank Real Est, Cl 2        FTVIPT Franklin Real Estate Fund - Class 2                                              98,110
FTVIPT Frank Rising Divd, Cl 2     FTVIPT Franklin Rising Dividends Securities Fund - Class 2                               2,708
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2                               54,717
FTVIPT Frank Sm Mid Cap Gro, Cl 2  FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2                         167,261
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2                                         417,041
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2                                      80,870
FTVIPT Temp Global Inc, Cl 2       FTVIPT Templeton Global Income Securities Fund - Class 2                               414,720
FTVIPT Temp Gro Sec, Cl 2          FTVIPT Templeton Growth Securities Fund - Class 2                                            4
GS VIT Mid Cap Val                 Goldman Sachs VIT Mid Cap Value Fund                                                   729,072
Janus Aspen Bal, Inst              Janus Aspen Series Balanced Portfolio: Institutional Shares                             99,182
Janus Aspen World Gro, Inst        Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares                     24,838
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class                                    12,500
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class                                             21,375
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class                                             347,164
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class                                                 26,022
OpCap Eq                           OpCap Equity Portfolio                                                                  15,257
OpCap Managed                      OpCap Managed Portfolio                                                                137,417
OpCap Sm Cap                       OpCap Small Cap Portfolio                                                               58,404
Oppen Cap Appr VA                  Oppenheimer Capital Appreciation Fund/VA                                                32,202
Oppen Cap Appr VA, Serv            Oppenheimer Capital Appreciation Fund/VA, Service Shares                             1,141,528
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares                                   42,693
Oppen Hi Inc VA                    Oppenheimer High Income Fund/VA                                                         51,061
Oppen Hi Inc VA, Serv              Oppenheimer High Income Fund/VA, Service Shares                                         41,176
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares                              407,427
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares                                   1,716,067
Put VT Div Inc, Cl IA              Putnam VT Diversified Income Fund - Class IA Shares                                     32,871
Put VT Div Inc, Cl IB              Putnam VT Diversified Income Fund - Class IB Shares                                     49,385
Put VT Gro & Inc, Cl IA            Putnam VT Growth and Income Fund - Class IA Shares                                     110,212
Put VT Gro & Inc, Cl IB            Putnam VT Growth and Income Fund - Class IB Shares                                      41,282
Put VT Health Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares                                         2,702
Put VT Hi Yield, Cl IA             Putnam VT High Yield Fund - Class IA Shares                                             36,305
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares                                             27,240
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares                                   10,871
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares                                       5,572
Put VT Research, Cl IB             Putnam VT Research Fund - Class IB Shares                                                    5
Put VT Sm Cap Val, Cl IB           Putnam VT Small Cap Value Fund - Class IB Shares                                         2,729
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares                                                      --
Put VT Voyager, Cl IB              Putnam VT Voyager Fund - Class IB Shares                                                30,740
RVS VP Bal                         RiverSource(SM) Variable Portfolio - Balanced Fund                                     104,007
RVS VP Cash Mgmt                   RiverSource(SM) Variable Portfolio - Cash Management Fund                              900,302
RVS VP Div Bond                    RiverSource(SM) Variable Portfolio - Diversified Bond Fund                             199,932
RVS VP Div Eq Inc                  RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                  1,294,442
RVS VP Emer Mkts                   RiverSource(SM) Variable Portfolio - Emerging Markets Fund                             551,387
RVS VP Gro                         RiverSource(SM) Variable Portfolio - Growth Fund                                        22,920
RVS VP Hi Yield Bond               RiverSource(SM) Variable Portfolio - High Yield Bond Fund                              171,639
RVS VP Inc Opp                     RiverSource(SM) Variable Portfolio - Income Opportunities Fund                             345
RVS VP Intl Opp                    RiverSource(SM) Variable Portfolio - International Opportunity Fund                      2,519
RVS VP Lg Cap Eq                   RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                             549,805
RVS VP Lg Cap Val                  RiverSource(SM) Variable Portfolio - Large Cap Value Fund                                3,413
RVS VP Mid Cap Gro                 RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                                    18
RVS VP New Dim                     RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                             12,603
RVS VP S&P 500                     RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                                172,673
RVS VP Select Val                  RiverSource(SM) Variable Portfolio - Select Value Fund                                       6
RVS VP Short Duration              RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund               378,469
RVS VP Sm Cap Val                  RiverSource(SM) Variable Portfolio - Small Cap Value Fund                              927,355
RVS VP Strategy Aggr               RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                            8,006
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                  1,932,789
VanK UIF U.S. Real Est, Cl II      Van Kampen UIF U.S. Real Estate Portfolio Class II Shares                               55,606
Wanger Intl Sm Cap                 Wanger International Small Cap                                                         730,409
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies                                                          470,634

--------------------------------------------------------------------------------
96 - ACL VARIABLE ANNUITY ACCOUNT 2

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2005:

                                             AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                           BASIC VAL,      CAP DEV,       CORE EQ,      INTL GRO,     MID CAP CORE
PRICE LEVEL                                 SER II          SER II         SER I          SER I        EQ, SER II
                                      ------------------------------------------------------------------------------
1.00%                                         $1.67          $1.74         $  --          $  --          $  --
1.10%                                          1.66           1.74            --             --             --
1.15%                                          1.07           1.13            --             --           1.09
1.25%                                          1.66           1.73            --             --             --
1.30%                                          1.65           1.73            --             --           1.09
1.35%                                          1.65           1.72            --             --           1.09
1.40%                                          1.65           1.72          1.11           1.31             --
1.50%                                          1.07           1.13            --             --           1.08
1.55%                                          1.64           1.71            --             --           1.08
1.65%                                          1.64           1.71            --             --             --
1.70%                                          1.07           1.13            --             --           1.08


                                            AIM VI          AIM VI         AB VPS         AB VPS        AB VPS
                                          PREMIER EQ,    PREMIER EQ,    GLOBAL TECH,    GRO & INC,     INTL VAL,
PRICE LEVEL                                  SER I          SER II          CL B           CL B          CL B
                                      ------------------------------------------------------------------------------
1.00%                                       $  --           $1.40          $1.51          $1.56          $  --
1.10%                                          --            1.39           1.50           1.55             --
1.15%                                          --              --             --           1.07           1.22
1.25%                                          --            1.39           1.50           1.55             --
1.30%                                          --            1.39           1.50           1.55           1.21
1.35%                                          --            1.38           1.49           1.56           1.21
1.40%                                        0.99            1.38           1.49           1.55             --
1.50%                                          --              --             --           1.06           1.21
1.55%                                          --            1.38           1.48           1.54           1.21
1.65%                                          --            1.37           1.48           1.53             --
1.70%                                          --              --             --           1.06           1.21

                                             AB VPS         AB VPS        AC VP           AC VP
                                          LG CAP GRO,    BAL SHARES,    INC & GRO,      INFLATION       AC VP
PRICE LEVEL                                   CL B           CL B          CL I        PROT, CL II   INTL, CL II
                                      ------------------------------------------------------------------------------
1.00%                                       $1.56           $1.30          $  --          $  --         $  --
1.10%                                        1.56            1.29             --             --            --
1.15%                                          --            1.05             --           1.01          1.18
1.25%                                        1.55            1.29             --             --            --
1.30%                                        1.55            1.29             --           1.01          1.18
1.35%                                        1.55            1.32             --           1.01          1.18
1.40%                                        1.55            1.28           1.19             --            --
1.50%                                          --            1.04             --           1.01          1.18
1.55%                                        1.54            1.28             --           1.01          1.18
1.65%                                        1.54            1.27             --             --            --
1.70%                                          --            1.04             --           1.01          1.18


--------------------------------------------------------------------------------
97 - ACL VARIABLE ANNUITY ACCOUNT 2

                                                                                            COL
                                              AC VP         AC VP          AC VP        SM CAP VAL,   COL HI YIELD,
PRICE LEVEL                               ULTRA, CL II    VAL, CL I      VAL, CL II       VS CL B        VS CL B
                                      ------------------------------------------------------------------------------
1.00%                                        $  --         $  --           $  --           $  --         $  --
1.10%                                           --            --              --              --            --
1.15%                                         1.04            --            1.07            1.10          1.01
1.25%                                           --            --              --              --            --
1.30%                                         1.04            --            1.07            1.10          1.01
1.35%                                         1.04            --            1.07            1.10          1.01
1.40%                                           --          1.61              --              --            --
1.50%                                         1.03            --            1.07            1.10          1.01
1.55%                                         1.03            --            1.07            1.10          1.01
1.65%                                           --            --              --              --            --
1.70%                                         1.03            --            1.07            1.09          1.01

                                             DREY IP       DREY IP        DREY VIF       DREY VIF        FID VIP
                                          MIDCAP STOCK,   TECH GRO,         APPR,        INTL VAL,     CONTRAFUND,
PRICE LEVEL                                   SERV          SERV            SERV           SERV         SERV CL 2
                                      ------------------------------------------------------------------------------
1.00%                                         $  --         $  --          $  --           $  --          $1.75
1.10%                                            --            --             --              --           1.75
1.15%                                          1.12          1.05           1.05            1.16           1.19
1.25%                                            --            --             --              --           1.74
1.30%                                          1.12          1.05           1.05            1.16           1.74
1.35%                                          1.12          1.05           1.05            1.16           1.74
1.40%                                            --            --             --              --           1.74
1.50%                                          1.12          1.04           1.05            1.15           1.19
1.55%                                          1.12          1.04           1.05            1.15           1.73
1.65%                                            --            --             --              --           1.72
1.70%                                          1.11          1.04           1.04            1.15           1.18


                                             FID VIP       FID VIP        FID VIP         FID VIP        FTVIPT
                                               GRO,       INVEST GR,      MID CAP,       OVERSEAS,      FRANK INC
PRICE LEVEL                                 SERV CL 2     SERV CL 2      SERV CL 2       SERV CL 2      SEC, CL 2
                                      ------------------------------------------------------------------------------
1.00%                                         $1.48         $  --          $2.14           $2.08          $  --
1.10%                                          1.47            --           2.13            2.07             --
1.15%                                          1.06          1.01           1.23            1.23           1.04
1.25%                                          1.47            --           2.12            2.06             --
1.30%                                          1.47          1.01           2.12            2.06           1.03
1.35%                                          1.46          1.01           2.11            2.06           1.03
1.40%                                          1.46            --           2.11            2.05             --
1.50%                                          1.06          1.01           1.23            1.23           1.03
1.55%                                          1.46          1.01           2.10            2.04           1.03
1.65%                                          1.45            --           2.10            2.04             --
1.70%                                          1.06          1.01           1.22            1.23           1.03

                                             FTVIPT          FTVIPT         FTVIPT         FTVIPT         FTVIPT
                                           FRANK REAL     FRANK RISING   FRANK SM CAP   FRANK SM MID   MUTUAL SHARES
PRICE LEVEL                                 EST, CL 2      DIVD, CL 2     VAL, CL 2     CAP GRO, CL 2    SEC, CL 2
                                      ------------------------------------------------------------------------------
1.00%                                        $1.98           $  --          $1.96          $1.68          $1.56
1.10%                                         1.98              --           1.95           1.68           1.56
1.15%                                           --            1.05             --           1.06           1.14
1.25%                                         1.97              --           1.94           1.67           1.55
1.30%                                         1.96            1.05           1.94           1.67           1.55
1.35%                                         2.01            1.05           1.94           1.67           1.54
1.40%                                         1.96              --           1.94           1.66           1.54
1.50%                                           --            1.05             --           1.06           1.13
1.55%                                         1.95            1.05           1.93           1.66           1.54
1.65%                                         2.00              --           1.92           1.65           1.53
1.70%                                           --            1.04             --           1.06           1.13

--------------------------------------------------------------------------------
98 - ACL VARIABLE ANNUITY ACCOUNT 2

                                            FTVIPT          FTVIPT          FTVIPT        GS VIT
                                           TEMP FOR      TEMP GLOBAL       TEMP GRO      MID CAP       JANUS ASPEN
PRICE LEVEL                               SEC, CL 2        INC, CL 2      SEC, CL 2        VAL          BAL, INST
                                      ------------------------------------------------------------------------------
1.00%                                       $1.83           $  --          $  --          $  --          $  --
1.10%                                        1.83              --             --             --             --
1.15%                                          --            1.00           1.12           1.17             --
1.25%                                        1.82              --             --             --             --
1.30%                                        1.82            1.00           1.12           1.16             --
1.35%                                        1.84            1.00           1.12           1.16             --
1.40%                                        1.81              --             --             --           1.54
1.50%                                          --            1.00           1.12           1.16             --
1.55%                                        1.80            1.00           1.12           1.16             --
1.65%                                        1.83              --             --             --             --
1.70%                                          --            1.00           1.11           1.16             --

                                        JANUS ASPEN          MFS              MFS          MFS            MFS
                                         WORLD GRO,     INV GRO STOCK,     NEW DIS,   TOTAL RETURN,    UTILITIES,
PRICE LEVEL                                 INST            SERV CL         SERV CL      SERV CL         SERV CL
                                      ------------------------------------------------------------------------------
1.00%                                       $  --           $1.40          $1.54          $1.31          $1.98
1.10%                                          --            1.40           1.53           1.31           1.97
1.15%                                          --            1.07           1.08           1.04           1.22
1.25%                                          --            1.39           1.53           1.30           1.97
1.30%                                          --            1.39           1.52           1.30           1.96
1.35%                                          --            1.39           1.52           1.30           1.96
1.40%                                        1.12            1.38           1.52           1.30           1.96
1.50%                                          --            1.06           1.08           1.03           1.22
1.55%                                          --            1.38           1.51           1.29           1.95
1.65%                                          --            1.38           1.51           1.29           1.94
1.70%                                          --            1.06           1.07           1.03           1.21

                                                              OPCAP         OPCAP        OPPEN CAP      OPPEN CAP
PRICE LEVEL                                OPCAP EQ         MANAGED        SM CAP         APPR VA     APPR VA, SERV
                                      ------------------------------------------------------------------------------
1.00%                                       $  --           $  --          $  --          $  --          $1.49
1.10%                                          --              --             --             --           1.49
1.15%                                          --              --             --             --           1.06
1.25%                                          --              --             --             --           1.48
1.30%                                          --              --             --             --           1.48
1.35%                                          --              --             --             --           1.48
1.40%                                        1.18            1.28           1.87           1.37           1.48
1.50%                                          --              --             --             --           1.05
1.55%                                          --              --             --             --           1.47
1.65%                                          --              --             --             --           1.47
1.70%                                          --              --             --             --           1.05

                                             OPPEN           OPPEN          OPPEN       OPPEN MAIN        OPPEN
                                          GLOBAL SEC        HI INC       HI INC VA,      ST SM CAP   STRATEGIC BOND
PRICE LEVEL                                   VA,           SERV VA         SERV         VA, SERV       VA, SERV
                                      ------------------------------------------------------------------------------
1.00%                                       $2.06           $  --          $1.29          $1.97          $1.23
1.10%                                        2.05              --           1.28           1.96           1.23
1.15%                                        1.21              --             --           1.13           1.03
1.25%                                        2.04              --           1.28           1.95           1.22
1.30%                                        2.04              --           1.27           1.95           1.22
1.35%                                        2.04              --           1.27           1.95           1.22
1.40%                                        2.03            1.31           1.27           1.94           1.22
1.50%                                        1.20              --             --           1.13           1.03
1.55%                                        2.02              --           1.27           1.94           1.21
1.65%                                        2.02              --           1.26           1.93           1.21
1.70%                                        1.20              --             --           1.13           1.03

--------------------------------------------------------------------------------
99 - ACL VARIABLE ANNUITY ACCOUNT 2

                                            PUT VT          PUT VT         PUT VT         PUT VT         PUT VT
                                           DIV INC,        DIV INC,      GRO & INC,     GRO & INC,  HEALTH SCIENCES,
PRICE LEVEL                                  CL IA           CL IB          CL IA          CL IB          CL IB
                                           -------------------------------------------------------------------------
1.00%                                       $  --           $  --          $  --          $1.54           $ --
1.10%                                          --              --             --           1.53             --
1.15%                                          --              --             --             --           1.16
1.25%                                          --              --             --           1.53             --
1.30%                                          --              --             --           1.52           1.16
1.35%                                          --              --             --           1.52           1.16
1.40%                                        1.37            1.40           1.38           1.19             --
1.50%                                          --              --             --             --           1.16
1.55%                                          --              --             --           1.51           1.16
1.65%                                          --              --             --           1.51             --
1.70%                                          --              --             --             --           1.15

                                            PUT VT          PUT VT         PUT VT         PUT VT         PUT VT
                                           HI YIELD,       HI YIELD,      INTL EQ,       NEW OPP,       RESEARCH,
PRICE LEVEL                                  CL IA           CL IB          CL IB          CL IA          CL IB
                                           ----------------------------------------------------------------------
1.00%                                       $  --           $  --          $1.78          $  --          $1.48
1.10%                                          --              --           1.78             --           1.47
1.15%                                          --              --           1.17             --             --
1.25%                                          --              --           1.77             --           1.47
1.30%                                          --              --           1.77             --           1.46
1.35%                                          --              --           1.76             --           1.46
1.40%                                        1.25            1.35           1.76           1.16           1.46
1.50%                                          --              --           1.17             --             --
1.55%                                          --              --           1.76             --           1.45
1.65%                                          --              --           1.75             --           1.45
1.70%                                          --              --           1.16             --             --


                                            PUT VT          PUT VT         PUT VT
                                          SM CAP VAL,       VISTA,        VOYAGER,        RVS VP         RVS VP
PRICE LEVEL                                  CL IB           CL IB          CL IB           BAL         CASH MGMT
                                          -----------------------------------------------------------------------
1.00%                                       $  --           $1.79          $  --          $  --          $1.01
1.10%                                          --            1.78             --             --           1.00
1.15%                                        1.12            1.17             --             --           1.01
1.25%                                          --            1.78             --             --           1.00
1.30%                                        1.11            1.77             --             --           1.00
1.35%                                        1.11            1.77             --             --           1.00
1.40%                                          --            1.77           1.10           1.16           1.07
1.50%                                        1.11            1.17             --             --           1.01
1.55%                                        1.11            1.76             --             --           0.99
1.65%                                          --            1.76             --             --           0.99
1.70%                                        1.11            1.17             --             --           1.01

                                                                                                         RVS VP
                                            RVS VP          RVS VP         RVS VP         RVS VP        HI YIELD
PRICE LEVEL                                DIV BOND       DIV EQ INC      EMER MKTS         GRO           BOND
                                           ---------------------------------------------------------------------
1.00%                                       $1.05           $2.00          $  --          $1.44          $  --
1.10%                                        1.06            2.00             --           1.44             --
1.15%                                        1.01            1.18           1.43           1.11           1.04
1.25%                                        1.05            1.99             --           1.43             --
1.30%                                        1.05            1.99           1.43           1.43           1.04
1.35%                                        1.05            1.98           1.43           1.43           1.04
1.40%                                        1.20            1.98             --           1.43             --
1.50%                                        1.01            1.17           1.43           1.11           1.03
1.55%                                        1.04            1.97           1.42           1.42           1.03
1.65%                                        1.04            1.97             --           1.42             --
1.70%                                        1.01            1.17           1.42           1.10           1.03

--------------------------------------------------------------------------------
100 - ACL VARIABLE ANNUITY ACCOUNT 2

                                                                                          RVS VP         RVS VP
                                            RVS VP          RVS VP         RVS VP         LG CAP         MID CAP
PRICE LEVEL                                 INC OPP        INTL OPP       LG CAP EQ         VAL            GRO
                                            --------------------------------------------------------------------
1.00%                                       $  --           $  --          $  --          $  --          $  --
1.10%                                          --              --             --             --             --
1.15%                                        1.03            1.19           1.08           1.07           1.13
1.25%                                          --              --             --             --             --
1.30%                                        1.03            1.19           1.08           1.06           1.13
1.35%                                        1.03            1.19           1.08           1.06           1.13
1.40%                                          --            1.10           1.06             --             --
1.50%                                        1.02            1.19           1.08           1.06           1.13
1.55%                                        1.02            1.19           1.08           1.06           1.13
1.65%                                          --              --             --             --             --
1.70%                                        1.02            1.18           1.07           1.06           1.12


                                            RVS VP          RVS VP         RVS VP         RVS VP         RVS VP
PRICE LEVEL                                 NEW DIM         S&P 500      SELECT VAL   SHORT DURATION   SM CAP VAL
                                            ---------------------------------------------------------------------
1.00%                                       $1.30           $1.50          $  --          $1.00          $1.86
1.10%                                        1.29            1.50             --           1.00           1.86
1.15%                                        1.02            1.06           1.04           1.01           1.10
1.25%                                        1.29            1.49             --           0.99           1.85
1.30%                                        1.29            1.49           1.03           0.99           1.85
1.35%                                        1.28            1.49           1.03           0.99           1.85
1.40%                                        1.06            1.49             --           0.99           1.84
1.50%                                        1.01            1.05           1.03           1.00           1.10
1.55%                                        1.28            1.48           1.03           0.98           1.84
1.65%                                        1.27            1.48             --           0.98           1.83
1.70%                                        1.01            1.05           1.03           1.00           1.09

                                            RVS VP         VANK LIT       VANK UIF
                                           STRATEGY        COMSTOCK,   U.S. REAL EST,     WANGER         WANGER
PRICE LEVEL                                  AGGR            CL II          CL II       INTL SM CAP    U.S. SM CO
                                           ----------------------------------------------------------------------
1.00%                                       $  --           $  --          $  --          $  --          $  --
1.10%                                          --              --             --             --             --
1.15%                                          --            1.06           1.22           1.30           1.14
1.25%                                          --              --             --             --             --
1.30%                                          --            1.06           1.21           1.30           1.14
1.35%                                          --            1.06           1.21           1.30           1.14
1.40%                                        0.82              --             --             --             --
1.50%                                          --            1.06           1.21           1.30           1.14
1.55%                                          --            1.06           1.21           1.30           1.14
1.65%                                          --              --             --             --             --
1.70%                                          --            1.05           1.21           1.30           1.14

--------------------------------------------------------------------------------
101 - ACL VARIABLE ANNUITY ACCOUNT 2

The following is a summary of units outstanding at Dec. 31, 2005:

                                            AIM VI          AIM VI         AIM VI         AIM VI         AIM VI
                                          BASIC VAL,       CAP DEV,       CORE EQ,       INTL GRO,    MID CAP CORE
PRICE LEVEL                                 SER II          SER II          SER I          SER I       EQ, SER II
                                          ------------------------------------------------------------------------
1.00%                                        2,704              --             --             --             --
1.10%                                       83,373          33,903             --             --             --
1.15%                                       76,144              --             --             --         18,004
1.25%                                          782              --             --             --             --
1.30%                                       44,941           4,024             --             --          8,009
1.35%                                      244,992          45,663             --             --         55,503
1.40%                                       37,053              --        539,877        153,860             --
1.50%                                       84,097              --             --             --         21,823
1.55%                                       13,451              --             --             --          1,352
1.65%                                       42,255           3,477             --             --             --
1.70%                                        6,390              --             --             --          1,619
                                          ------------------------------------------------------------------------
Total                                      636,182          87,067        539,877        153,860        106,310
                                          ------------------------------------------------------------------------


                                            AIM VI          AIM VI         AB VPS         AB VPS         AB VPS
                                          PREMIER EQ,     PREMIER EQ,   GLOBAL TECH,    GRO & INC,      INTL VAL,
PRICE LEVEL                                  SER I          SER II          CL B           CL B           CL B
                                          -----------------------------------------------------------------------
1.00%                                           --              --          7,545            964             --
1.10%                                           --           4,735         87,382        209,776             --
1.15%                                           --              --             --             --        126,101
1.25%                                           --              --             --             --             --
1.30%                                           --              --             --          5,765        116,273
1.35%                                           --              --         12,128        228,742        219,949
1.40%                                      452,798              --          3,501         23,089             --
1.50%                                           --              --             --             --        156,788
1.55%                                           --              --             --             --         25,094
1.65%                                           --              --         33,153        361,561             --
1.70%                                           --              --             --             --         27,574
                                          ------------------------------------------------------------------------
Total                                      452,798           4,735        143,709        829,897        671,779
                                          ------------------------------------------------------------------------

                                            AB VPS          AB VPS          AC VP          AC VP
                                          LG CAP GRO,     BAL SHARES,    INC & GRO,      INFLATION        AC VP
PRICE LEVEL                                  CL B            CL B           CL I        PROT, CL II    INTL, CL II
                                          ------------------------------------------------------------------------
1.00%                                        1,957           2,151             --             --             --
1.10%                                       24,272          49,576             --             --             --
1.15%                                           --          15,002             --        240,675             --
1.25%                                           --              --             --             --             --
1.30%                                       23,478          50,240             --        276,335             --
1.35%                                       27,219          65,353             --        314,696             --
1.40%                                      109,133          13,233        239,105             --             --
1.50%                                           --          15,778             --        264,028             --
1.55%                                           --              --             --         67,267             --
1.65%                                       65,801          14,399             --             --             --
1.70%                                           --              --             --         50,469             --
                                          ------------------------------------------------------------------------
Total                                      251,860         225,732        239,105      1,213,470             --
                                          ------------------------------------------------------------------------


--------------------------------------------------------------------------------
102 - ACL VARIABLE ANNUITY ACCOUNT 2

                                                                                            COL
                                             AC VP           AC VP          AC VP       SM CAP VAL,   COL HI YIELD,
PRICE LEVEL                              ULTRA, CL II      VAL, CL I     VAL, CL II       VS CL B        VS CL B
                                         --------------------------------------------------------------------------
1.00%                                           --              --             --             --             --
1.10%                                           --              --             --             --             --
1.15%                                      190,572              --          2,557             --         62,591
1.25%                                           --              --             --             --             --
1.30%                                      144,941              --             --             --         96,820
1.35%                                      387,310              --             --             --         75,355
1.40%                                           --         135,908             --             --             --
1.50%                                      259,427              --             --             --         54,467
1.55%                                       35,464              --             --             --         22,037
1.65%                                           --              --             --             --             --
1.70%                                       35,783              --             --             --         15,802
                                         --------------------------------------------------------------------------
Total                                    1,053,497         135,908          2,557             --        327,072
                                         --------------------------------------------------------------------------

                                            DREY IP         DREY IP       DREY VIF       DREY VIF        FID VIP
                                         MIDCAP STOCK,     TECH GRO,        APPR,        INTL VAL,     CONTRAFUND,
PRICE LEVEL                                  SERV            SERV           SERVL          SERV         SERV CL 2
                                         --------------------------------------------------------------------------
1.00%                                           --              --             --             --        185,277
1.10%                                           --              --             --             --      1,247,127
1.15%                                        9,266          46,085             --             --        495,543
1.25%                                           --              --             --             --        310,564
1.30%                                           --          32,032             --             --        301,312
1.35%                                        7,123          95,415          7,500             --      1,681,258
1.40%                                           --              --             --             --        137,351
1.50%                                       12,463          60,098             --             --        722,405
1.55%                                           --           7,456             --             --         65,776
1.65%                                           --              --             --             --        158,818
1.70%                                           --           8,423             --             --        105,144
                                         --------------------------------------------------------------------------
Total                                       28,852         249,509          7,500             --      5,410,575
                                         --------------------------------------------------------------------------


                                            FID VIP         FID VIP        FID VIP        FID VIP        FTVIPT
                                             GRO,         INVEST GR,      MID CAP,       OVERSEAS,      FRANK INC
PRICE LEVEL                                SERV CL 2       SERV CL 2      SERV CL 2      SERV CL 2      SEC, CL 2
                                         --------------------------------------------------------------------------
1.00%                                        1,839              --         71,424         70,959             --
1.10%                                       85,414              --        384,923         92,956             --
1.15%                                        2,608         206,431         42,575         32,734             --
1.25%                                       18,560              --         32,598          5,561             --
1.30%                                        4,089         268,556        123,989          8,770             --
1.35%                                       79,502         199,565        251,031        156,932             --
1.40%                                       54,998              --        115,772         28,894             --
1.50%                                           --         139,241         77,919         37,325          1,217
1.55%                                        2,489          66,795         29,562          2,351             --
1.65%                                      133,489              --        429,570         15,004             --
1.70%                                           --          52,008         11,665          2,939             --
                                         --------------------------------------------------------------------------
Total                                      382,988         932,596      1,571,028        454,425          1,217
                                         --------------------------------------------------------------------------

--------------------------------------------------------------------------------
103 - ACL VARIABLE ANNUITY ACCOUNT 2

                                            FTVIPT          FTVIPT         FTVIPT         FTVIPT         FTVIPT
                                          FRANK REAL     FRANK RISING   FRANK SM CAP   FRANK SM MID   MUTUAL SHARES
PRICE LEVEL                                EST, CL 2      DIVD, CL 2      VAL, CL 2    CAP GRO, CL 2    SEC, CL 2
                                         --------------------------------------------------------------------------
1.00%                                       10,410              --          1,794         43,955        155,406
1.10%                                       53,949              --         90,386         68,213        643,519
1.15%                                           --           2,680             --          7,875             --
1.25%                                        8,621              --             --         18,212        215,419
1.30%                                       52,054              --         18,505         66,700        110,757
1.35%                                       24,230              --        154,360        320,563        868,344
1.40%                                           --              --          2,000          7,873        411,967
1.50%                                           --              --             --          4,547          2,361
1.55%                                        9,852              --          6,688          7,514        153,030
1.65%                                       22,442              --         29,508         92,850        308,380
1.70%                                           --              --             --             --         33,306
                                         --------------------------------------------------------------------------
Total                                      181,558           2,680        303,241        638,302      2,902,489
                                         --------------------------------------------------------------------------

                                            FTVIPT          FTVIPT         FTVIPT         GS VIT
                                           TEMP FOR       TEMP GLOBAL     TEMP GRO        MID CAP      JANUS ASPEN
PRICE LEVEL                                SEC, CL 2       INC, CL 2      SEC, CL 2         VAL         BAL, INST
                                         --------------------------------------------------------------------------
1.00%                                        6,282              --             --             --             --
1.10%                                       73,926              --             --             --             --
1.15%                                           --          82,110             --        105,355             --
1.25%                                        9,405              --             --             --             --
1.30%                                       25,762          92,106             --         83,693             --
1.35%                                      138,939         119,942             --        200,320             --
1.40%                                       16,426              --             --             --      2,070,527
1.50%                                           --          69,264             --        188,682             --
1.55%                                           --          21,979             --         19,163             --
1.65%                                       50,861              --             --             --             --
1.70%                                           --          19,361             --         18,174             --
                                         --------------------------------------------------------------------------
Total                                      321,601         404,762             --        615,387      2,070,527
                                         --------------------------------------------------------------------------

                                          JANUS ASPEN         MFS            MFS            MFS            MFS
                                          WORLD GRO,    INV GRO STOCK,    NEW DIS,     TOTAL RETURN,   UTILITIES,
PRICE LEVEL                                  INST           SERV CL        SERV CL        SERV CL        SERV CL
                                         --------------------------------------------------------------------------
1.00%                                           --           7,926            992         26,942             --
1.10%                                           --         130,417         66,079        859,839         39,531
1.15%                                           --              --             --          4,879             --
1.25%                                           --          20,437         15,261        125,832             --
1.30%                                           --           6,105          2,403         15,913          1,487
1.35%                                           --          80,245         81,841      1,378,311          1,647
1.40%                                      468,153              --         14,791         76,714          1,701
1.50%                                           --              --             --          1,995             --
1.55%                                           --              --             --         12,855          5,092
1.65%                                           --           3,895             --        120,714          3,774
1.70%                                           --              --             --             --             --
                                         --------------------------------------------------------------------------
Total                                      468,153         249,025        181,367      2,623,994         53,232
                                         --------------------------------------------------------------------------

--------------------------------------------------------------------------------
104 - ACL VARIABLE ANNUITY ACCOUNT 2

                                                             OPCAP          OPCAP        OPPEN CAP      OPPEN CAP
PRICE LEVEL                                OPCAP EQ         MANAGED        SM CAP         APPR VA     APPR VA, SERV
                                         --------------------------------------------------------------------------
1.00%                                           --              --             --             --         68,658
1.10%                                           --              --             --             --        466,312
1.15%                                           --              --             --             --        139,044
1.25%                                           --              --             --             --         22,420
1.30%                                           --              --             --             --        198,594
1.35%                                           --              --             --             --        952,300
1.40%                                      110,356         613,520        110,548        523,924        183,402
1.50%                                           --              --             --             --        178,821
1.55%                                           --              --             --             --         25,842
1.65%                                           --              --             --             --        171,446
1.70%                                           --              --             --             --         63,425
                                         --------------------------------------------------------------------------
Total                                      110,356         613,520        110,548        523,924      2,470,264
                                         --------------------------------------------------------------------------

                                             OPPEN           OPPEN          OPPEN       OPPEN MAIN        OPPEN
                                          GLOBAL SEC        HI INC       HI INC VA,      ST SM CAP   STRATEGIC BOND
PRICE LEVEL                                VA, SERV           VA            SERV         VA, SERV       VA, SERV
                                         --------------------------------------------------------------------------
1.00%                                          587              --         14,204         12,865        214,433
1.10%                                       94,405              --         70,035        349,472        903,967
1.15%                                           --              --             --         62,099        265,112
1.25%                                        7,889              --          9,924         36,647        443,731
1.30%                                        7,264              --          8,165         20,943        271,599
1.35%                                       60,065              --         43,511        224,737        876,640
1.40%                                       29,198         246,725          8,926        110,800        400,955
1.50%                                           --              --             --        138,957        176,539
1.55%                                           --              --          1,360         16,287        232,885
1.65%                                       51,839              --         19,728        359,473        299,448
1.70%                                           --              --             --             --         61,175
                                         --------------------------------------------------------------------------
Total                                      251,247         246,725        175,853      1,332,280      4,146,484
                                         --------------------------------------------------------------------------

                                            PUT VT          PUT VT         PUT VT         PUT VT         PUT VT
                                           DIV INC,        DIV INC,      GRO & INC,     GRO & INC,  HEALTH SCIENCES,
PRICE LEVEL                                  CL IA           CL IB          CL IA          CL IB          CL IB
                                         --------------------------------------------------------------------------
1.00%                                           --              --             --         11,067             --
1.10%                                           --              --             --         20,391             --
1.15%                                           --              --             --             --          2,411
1.25%                                           --              --             --         21,555             --
1.30%                                           --              --             --             --             --
1.35%                                           --              --             --         17,074             --
1.40%                                      117,428         358,206        349,525        997,360             --
1.50%                                           --              --             --             --             --
1.55%                                           --              --             --          2,367             --
1.65%                                           --              --             --             --             --
1.70%                                           --              --             --             --             --
                                         --------------------------------------------------------------------------
Total                                      117,428         358,206        349,525      1,069,814          2,411
                                         --------------------------------------------------------------------------

--------------------------------------------------------------------------------
105 - ACL VARIABLE ANNUITY ACCOUNT 2

                                            PUT VT          PUT VT        PUT VT         PUT VT          PUT VT
                                           HI YIELD,       HI YIELD,     INTL EQ,       NEW OPP,        RESEARCH,
PRICE LEVEL                                  CL IA           CL IB         CL IB         CL IA            CL IB
                                        -------------------------------------------------------------------------
1.00%                                           --              --         41,636             --             --
1.10%                                           --              --          5,699             --             --
1.15%                                           --              --             --             --             --
1.25%                                           --              --          3,369             --             --
1.30%                                           --              --             --             --             --
1.35%                                           --              --          5,889             --             --
1.40%                                      169,770         186,731         33,898        123,283             --
1.50%                                           --              --             --             --             --
1.55%                                           --              --             --             --             --
1.65%                                           --              --          7,691             --             --
1.70%                                           --              --             --             --             --
-----------------------------------------------------------------------------------------------------------------
Total                                      169,770         186,731         98,182        123,283             --
-----------------------------------------------------------------------------------------------------------------

                                            PUT VT          PUT VT         PUT VT
                                          SM CAP VAL,       VISTA,        VOYAGER,       RVS VP          RVS VP
PRICE LEVEL                                  CL IB           CL IB          CL IB          BAL          CASH MGMT
                                        -------------------------------------------------------------------------
1.00%                                           --              --             --             --          1,420
1.10%                                           --           1,983             --             --         51,665
1.15%                                        2,458              --             --             --        105,002
1.25%                                           --              --             --             --             --
1.30%                                           --           5,668             --             --         19,430
1.35%                                           --             884             --             --        198,614
1.40%                                           --           1,092        760,197      1,169,645        379,434
1.50%                                           --              --             --             --          3,831
1.55%                                           --              --             --             --          1,499
1.65%                                           --           7,944             --             --        106,759
1.70%                                           --              --             --             --          4,414
-----------------------------------------------------------------------------------------------------------------
Total                                        2,458          17,571        760,197      1,169,645        872,068
-----------------------------------------------------------------------------------------------------------------

                                                                                                         RVS VP
                                            RVS VP          RVS VP         RVS VP        RVS VP         HI YIELD
PRICE LEVEL                                DIV BOND       DIV EQ INC     EMER MKTS         GRO            BOND
                                        -------------------------------------------------------------------------
1.00%                                       65,164          82,356             --             --             --
1.10%                                      224,049          60,661             --         34,858             --
1.15%                                        9,994         197,794         79,392             --         34,998
1.25%                                       63,306           1,652             --             --             --
1.30%                                        1,289         135,537         71,459             --         67,817
1.35%                                      320,136         182,991        145,859         12,727         17,001
1.40%                                      548,342           5,021             --             --             --
1.50%                                           --         259,186        102,544             --         10,876
1.55%                                       14,626          33,825         16,091             --         17,369
1.65%                                       27,761          10,010             --             --             --
1.70%                                           --          50,514         15,450             --          9,043
-----------------------------------------------------------------------------------------------------------------
Total                                    1,274,667       1,019,547        430,795         47,585        157,104
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
106 - ACL VARIABLE ANNUITY ACCOUNT 2

                                                                                         RVS VP          RVS VP
                                            RVS VP          RVS VP         RVS VP        LG CAP          MID CAP
PRICE LEVEL                                 INC OPP        INTL OPP       LG CAP EQ        VAL             GRO
                                        -------------------------------------------------------------------------
1.00%                                           --              --             --             --             --
1.10%                                           --              --             --             --             --
1.15%                                           --              --         86,697             --             --
1.25%                                           --              --             --             --             --
1.30%                                           --              --         57,454             --             --
1.35%                                           --              --        275,603             --             --
1.40%                                           --         136,819        327,273             --             --
1.50%                                           --              --        121,547             --             --
1.55%                                           --              --          8,139             --             --
1.65%                                           --              --             --             --             --
1.70%                                           --              --         15,338             --             --
-----------------------------------------------------------------------------------------------------------------
Total                                           --         136,819        892,051             --             --
-----------------------------------------------------------------------------------------------------------------

                                            RVS VP          RVS VP         RVS VP        RVS VP          RVS VP
PRICE LEVEL                                 NEW DIM         S&P 500      SELECT VAL  SHORT DURATION    SM CAP VAL
                                        -------------------------------------------------------------------------
1.00%                                           --          55,466             --          9,659          3,044
1.10%                                           --         467,048             --        377,598          5,329
1.15%                                           --              --             --         24,678        148,682
1.25%                                           --             868             --         59,381             --
1.30%                                           --          79,861             --        108,990         76,491
1.35%                                           --         464,613             --        484,772        203,788
1.40%                                      128,649          32,131             --         52,553         10,295
1.50%                                           --          13,165             --          8,625        202,401
1.55%                                           --           7,123             --         33,694         16,802
1.65%                                        1,950          89,618             --        101,053          4,659
1.70%                                           --              --             --             --         28,844
-----------------------------------------------------------------------------------------------------------------
Total                                      130,599       1,209,893             --      1,261,003        700,335
-----------------------------------------------------------------------------------------------------------------

                                            RVS VP        VANK LIT        VANK UIF
                                           STRATEGY       COMSTOCK,    U.S. REAL EST,    WANGER          WANGER
PRICE LEVEL                                  AGGR           CL II           CL II      INTL SM CAP     U.S. SM CO
                                        -------------------------------------------------------------------------
1.00%                                           --              --             --             --             --
1.10%                                           --              --             --             --             --
1.15%                                           --         342,863         20,459        114,818         82,307
1.25%                                           --              --             --             --             --
1.30%                                           --         334,540         14,313         99,987         79,297
1.35%                                           --         647,839          1,867        220,148        146,469
1.40%                                      293,006              --             --             --             --
1.50%                                           --         444,880          6,775        146,360         99,870
1.55%                                           --          75,249             --         23,894         18,387
1.65%                                           --              --             --             --             --
1.70%                                           --          72,442          3,858         22,243         16,699
-----------------------------------------------------------------------------------------------------------------
Total                                      293,006       1,917,813         47,272        627,450        443,029
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
107 - ACL VARIABLE ANNUITY ACCOUNT 2

The following is a summary of net assets at Dec. 31, 2005:

                                            AIM VI          AIM VI         AIM VI        AIM VI          AIM VI
                                          BASIC VAL,       CAP DEV,       CORE EQ,      INTL GRO,     MID CAP CORE
PRICE LEVEL                                 SER II          SER II          SER I         SER I        EQ, SER II
                                        --------------------------------------------------------------------------
1.00%                                      $  4,533        $     76       $     --      $     --        $     --
1.10%                                       138,640          58,876             --            --              --
1.15%                                        81,811              57             --            --          19,581
1.25%                                         1,292             103             --            --              --
1.30%                                        74,317           6,948             --            --           8,695
1.35%                                       404,588          78,738             --            --          60,218
1.40%                                        61,101              76        600,263       201,005              --
1.50%                                        89,979              56             --            --          23,638
1.55%                                        22,088              76             --            --           1,518
1.65%                                        69,199           5,947             --            --              --
1.70%                                         6,822              56             --            --           1,802
------------------------------------------------------------------------------------------------------------------
Total                                      $954,370        $151,009       $600,263      $201,005        $115,452
------------------------------------------------------------------------------------------------------------------


                                            AIM VI          AIM VI         AB VPS        AB VPS          AB VPS
                                          PREMIER EQ,     PREMIER EQ,  GLOBAL TECH,    GRO & INC,       INTL VAL,
PRICE LEVEL                                  SER I          SER II          CL B          CL B            CL B
                                        --------------------------------------------------------------------------
1.00%                                      $     --         $   68       $ 11,377     $    1,540         $     --
1.10%                                            --          6,599        131,384        326,025               --
1.15%                                            --             --             --            106          153,242
1.25%                                            --             68             69            101               --
1.30%                                            --             68             68          8,921          141,059
1.35%                                            --             81         18,105        355,972          266,681
1.40%                                       448,906             67          5,220         35,881               --
1.50%                                            --             --             --            107          189,782
1.55%                                            --             67             68            104           30,357
1.65%                                            --             67         49,084        553,405               --
1.70%                                            --             --             --            107           33,302
------------------------------------------------------------------------------------------------------------------
Total                                      $448,906         $7,085       $215,375     $1,282,269         $814,423
------------------------------------------------------------------------------------------------------------------



                                            AB VPS          AB VPS          AC VP         AC VP
                                          LG CAP GRO,     BAL SHARES,    INC & GRO,     INFLATION         AC VP
PRICE LEVEL                                  CL B            CL B           CL I       PROT, CL II     INTL, CL II
                                        --------------------------------------------------------------------------
1.00%                                      $  3,099        $  2,816       $     --      $       --         $ --
1.10%                                        37,833          64,117             --              --           --
1.15%                                            --          15,692             --         244,224           59
1.25%                                           113              67             --              --           --
1.30%                                        36,402          64,620             --         279,941           59
1.35%                                        42,131          86,056             --         318,622           59
1.40%                                       168,689          16,972        284,399              --           --
1.50%                                            --          16,436             --         266,852           58
1.55%                                           112              66             --          67,952           58
1.65%                                       100,998          18,340             --              --           --
1.70%                                            --              78             --          50,896           58
------------------------------------------------------------------------------------------------------------------
Total                                      $389,377        $285,260       $284,399      $1,228,487         $351
------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
108 - ACL VARIABLE ANNUITY ACCOUNT 2

                                                                                           COL
                                             AC VP           AC VP          AC VP      SM CAP VAL,   COL HI YIELD,
PRICE LEVEL                              ULTRA, CL II      VAL, CL I     VAL, CL II      VS CL B        VS CL B
                                        --------------------------------------------------------------------------
1.00%                                     $       --        $     --        $   --         $ --         $     --
1.10%                                             --              --            --           --               --
1.15%                                        197,877              --         2,801           83           63,315
1.25%                                             --              --            --           --               --
1.30%                                        150,241              --            54           83           97,775
1.35%                                        401,243              --            54           83           76,056
1.40%                                             --         219,265            --           --               --
1.50%                                        268,309              --            54           82           54,880
1.55%                                         36,658              --            53           82           22,192
1.65%                                             --              --            --           --               --
1.70%                                         36,925              --            53           82           15,886
------------------------------------------------------------------------------------------------------------------
Total                                     $1,091,253        $219,265        $3,069         $495         $330,104
------------------------------------------------------------------------------------------------------------------



                                            DREY IP         DREY IP       DREY VIF      DREY VIF         FID VIP
                                         MIDCAP STOCK,     TECH GRO,        APPR,       INTL VAL,      CONTRAFUND,
PRICE LEVEL                                  SERV            SERV           SERV          SERV          SERV CL 2
                                        --------------------------------------------------------------------------
1.00%                                       $    --         $     --       $   --          $ --        $  325,089
1.10%                                            --               --           --            --         2,181,439
1.15%                                        10,387           48,305          126            87           590,254
1.25%                                            --               --           --            --           541,054
1.30%                                            84           33,518          126            87           524,305
1.35%                                         7,966           99,783        7,860            87         2,921,032
1.40%                                            --               --           --            --           238,283
1.50%                                        13,912           62,743          126            87           857,086
1.55%                                            84            7,780          126            87           113,638
1.65%                                            --               --           --            --           273,640
1.70%                                            84            8,774          125            86           124,465
------------------------------------------------------------------------------------------------------------------
Total                                       $32,517         $260,903       $8,489          $521        $8,690,285
------------------------------------------------------------------------------------------------------------------


                                            FID VIP         FID VIP        FID VIP       FID VIP         FTVIPT
                                             GRO,         INVEST GR,      MID CAP,      OVERSEAS,       FRANK INC
PRICE LEVEL                                SERV CL 2       SERV CL 2      SERV CL 2     SERV CL 2       SEC, CL 2
                                        --------------------------------------------------------------------------
1.00%                                      $  2,756        $     --      $  152,498      $147,329         $   --
1.10%                                       125,892              --         819,383       192,313             --
1.15%                                         2,901         208,900          52,383        40,400             78
1.25%                                        27,249              --          69,114        11,466             --
1.30%                                         6,096         271,307         262,570        18,054             78
1.35%                                       116,403         201,499         530,751       322,650             77
1.40%                                        80,415              --         244,429        59,313             --
1.50%                                           127         140,351          95,490        45,883          1,334
1.55%                                         3,724          67,291          62,158         4,806             77
1.65%                                       193,800              --         900,591        30,586             --
1.70%                                           126          52,303          14,265         3,697             77
------------------------------------------------------------------------------------------------------------------
Total                                      $559,489        $941,651      $3,203,632      $876,497         $1,721
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
109 - ACL VARIABLE ANNUITY ACCOUNT 2

                                            FTVIPT          FTVIPT         FTVIPT        FTVIPT          FTVIPT
                                          FRANK REAL     FRANK RISING   FRANK SM CAP  FRANK SM MID   MUTUAL SHARES
PRICE LEVEL                                EST, CL 2      DIVD, CL 2      VAL, CL 2   CAP GRO, CL 2     SEC, CL 2
                                        --------------------------------------------------------------------------
1.00%                                      $ 20,625          $   --        $  3,545     $   73,999      $ 242,554
1.10%                                       106,587              --         176,470        114,512      1,000,848
1.15%                                            --           2,893              --          8,365             85
1.25%                                        16,960              --              83         30,444        333,632
1.30%                                       102,258              79          35,945        111,377        171,292
1.35%                                        48,781              79         299,262        534,399      1,341,054
1.40%                                           131              --           3,872         13,106        635,350
1.50%                                            --              78              --          4,889          2,761
1.55%                                        19,223              78          12,894         12,457        235,022
1.65%                                        44,806              --          56,728        153,489        472,469
1.70%                                            --              78              --             79         37,657
------------------------------------------------------------------------------------------------------------------
Total                                      $359,371          $3,285        $588,799     $1,057,116     $4,472,724
------------------------------------------------------------------------------------------------------------------

                                            FTVIPT          FTVIPT         FTVIPT        GS VIT
                                           TEMP FOR       TEMP GLOBAL     TEMP GRO       MID CAP       JANUS ASPEN
PRICE LEVEL                                SEC, CL 2       INC, CL 2      SEC, CL 2        VAL          BAL, INST
                                        --------------------------------------------------------------------------
1.00%                                      $ 11,501         $     --        $ --         $     --       $       --
1.10%                                       134,954               --          --               --               --
1.15%                                            --           82,289          56          122,810               --
1.25%                                        17,097               --          --               --               --
1.30%                                        46,764           92,150          56           97,396               --
1.35%                                       256,271          119,935          56          232,974               --
1.40%                                        29,735               --          --               --        3,198,199
1.50%                                            --           69,142          56          219,081               --
1.55%                                            79           21,928          56           22,238               --
1.65%                                        93,032               --          --               --               --
1.70%                                            --           19,284          55           21,052               --
------------------------------------------------------------------------------------------------------------------
Total                                      $589,433         $404,728        $335         $715,551       $3,198,199
------------------------------------------------------------------------------------------------------------------

                                          JANUS ASPEN         MFS            MFS           MFS             MFS
                                           WORLD GRO,   INV GRO STOCK,    NEW DIS,    TOTAL RETURN,    UTILITIES,
PRICE LEVEL                                  INST           SERV CL        SERV CL       SERV CL         SERV CL
                                        --------------------------------------------------------------------------
1.00%                                       $     --       $ 11,099       $  1,593      $   35,374      $     92
1.10%                                             --        182,118        101,320       1,125,813        78,027
1.15%                                             --             52             82           5,067            92
1.25%                                             --         28,418         23,301         164,064            91
1.30%                                             --          8,492          3,690          20,723         3,012
1.35%                                             --        111,272        124,618       1,792,056         3,263
1.40%                                        525,969             55         22,492          99,604         3,422
1.50%                                             --             53             80           2,141            91
1.55%                                             --             55             68          16,621         9,926
1.65%                                             --          5,356             68         155,638         7,335
1.70%                                             --             53             80              77            91
------------------------------------------------------------------------------------------------------------------
Total                                       $525,969       $347,023       $277,392      $3,417,178      $105,442
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
110 - ACL VARIABLE ANNUITY ACCOUNT 2

                                                             OPCAP          OPCAP       OPPEN CAP       OPPEN CAP
PRICE LEVEL                                OPCAP EQ         MANAGED        SM CAP        APPR VA      APPR VA, SERV
                                        ----------------------------------------------------------------------------
1.00%                                      $     --        $     --       $     --      $     --       $  102,438
1.10%                                            --              --             --            --          693,430
1.15%                                            --              --             --            --          146,959
1.25%                                            --              --             --            --           33,214
1.30%                                            --              --             --            --          293,839
1.35%                                            --              --             --            --        1,406,964
1.40%                                       130,576         783,820        206,797       719,132          270,587
1.50%                                            --              --             --            --          188,254
1.55%                                            --              --             --            --           37,968
1.65%                                            --              --             --            --          251,187
1.70%                                            --              --             --            --           66,618
--------------------------------------------------------------------------------------------------------------------
Total                                      $130,576        $783,820       $206,797      $719,132       $3,491,458
--------------------------------------------------------------------------------------------------------------------

                                             OPPEN           OPPEN          OPPEN      OPPEN MAIN         OPPEN
                                          GLOBAL SEC        HI INC       HI INC VA,     ST SM CAP    STRATEGIC BOND
PRICE LEVEL                                VA, SERV           VA            SERV        VA, SERV        VA, SERV
                                        ----------------------------------------------------------------------------
1.00%                                      $  1,335        $     --      $ 18,256      $   25,280      $  264,155
1.10%                                       193,496              --        89,762         684,769       1,110,453
1.15%                                           120              --            --          70,428         274,405
1.25%                                        16,101              --        12,671          71,509         542,843
1.30%                                        14,804              --        10,406          40,810         331,747
1.35%                                       122,266              --        55,376         437,322       1,069,368
1.40%                                        59,342         322,452        11,344         215,368         488,438
1.50%                                           119              --            --         156,964         182,002
1.55%                                           126              --         1,719          31,517         282,512
1.65%                                       104,634              --        24,898         693,609         362,231
1.70%                                           119              --            --              85          62,924
--------------------------------------------------------------------------------------------------------------------
Total                                      $512,462        $322,452      $224,432      $2,427,661      $4,971,078
--------------------------------------------------------------------------------------------------------------------

                                            PUT VT          PUT VT         PUT VT        PUT VT          PUT VT
                                           DIV INC,        DIV INC,      GRO & INC,    GRO & INC,   HEALTH SCIENCES,
PRICE LEVEL                                  CL IA           CL IB          CL IA         CL IB           CL IB
                                        ----------------------------------------------------------------------------
1.00%                                     $     --        $     --        $     --    $   17,014         $   --
1.10%                                           --              --              --        31,264             --
1.15%                                           --              --              --            --          2,858
1.25%                                           --              --              --        32,907             --
1.30%                                           --              --              --           106             58
1.35%                                           --              --              --        25,993             58
1.40%                                      160,425         500,338         482,399     1,185,355             --
1.50%                                           --              --              --            --             58
1.55%                                           --              --              --         3,690             58
1.65%                                           --              --              --           106             --
1.70%                                           --              --              --            --             58
--------------------------------------------------------------------------------------------------------------------
Total                                     $160,425        $500,338        $482,399    $1,296,435         $3,148
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
111 - ACL VARIABLE ANNUITY ACCOUNT 2

                                            PUT VT          PUT VT         PUT VT        PUT VT          PUT VT
                                           HI YIELD,       HI YIELD,      INTL EQ,      NEW OPP,        RESEARCH,
PRICE LEVEL                                  CL IA           CL IB          CL IB         CL IA           CL IB
                                        -------------------------------------------------------------------------
1.00%                                      $     --        $     --      $ 74,201       $     --          $ 69
1.10%                                            --              --        10,127             --            69
1.15%                                            --              --            58             --            --
1.25%                                            --              --         5,962             --            69
1.30%                                            --              --            81             --            68
1.35%                                            --              --        10,394             --            68
1.40%                                       212,270         252,370        59,736        142,927            68
1.50%                                            --              --            58             --            --
1.55%                                            --              --            80             --            68
1.65%                                            --              --        13,459             --            68
1.70%                                            --              --            58             --            --
-----------------------------------------------------------------------------------------------------------------
Total                                      $212,270        $252,370      $174,214       $142,927          $547
-----------------------------------------------------------------------------------------------------------------

                                            PUT VT          PUT VT         PUT VT
                                          SM CAP VAL,       VISTA,        VOYAGER,       RVS VP          RVS VP
PRICE LEVEL                                  CL IB           CL IB          CL IB          BAL          CASH MGMT
                                        -------------------------------------------------------------------------
1.00%                                       $   --         $    81        $     --     $       --       $  2,441
1.10%                                           --           3,538              --             --         51,889
1.15%                                        2,827              58              --             --        106,534
1.25%                                           --              80              --             --          2,020
1.30%                                           83          10,074              --             --         19,400
1.35%                                           83           1,564              --             --        198,053
1.40%                                           --           1,929         837,878      1,361,594        406,189
1.50%                                           83              58              --             --          3,873
1.55%                                           83              80              --             --          1,481
1.65%                                           --          13,947              --             --        105,588
1.70%                                           82              58              --             --          5,459
-----------------------------------------------------------------------------------------------------------------
Total                                       $3,241         $31,467        $837,878     $1,361,594       $902,927
-----------------------------------------------------------------------------------------------------------------

                                                                                                         RVS VP
                                            RVS VP          RVS VP         RVS VP        RVS VP         HI YIELD
PRICE LEVEL                                DIV BOND       DIV EQ INC      EMER MKTS        GRO            BOND
                                        -------------------------------------------------------------------------
1.00%                                    $   68,726      $  164,841       $     --       $    58        $     --
1.10%                                       236,765         121,081             --        50,152              --
1.15%                                        11,151         232,730        113,623            56          36,337
1.25%                                        66,300           3,368             --            58              --
1.30%                                         2,403         269,070        102,098            58          70,306
1.35%                                       334,649         362,712        208,269        18,180          18,649
1.40%                                       656,064           9,936             --            58              --
1.50%                                         1,009         303,764        146,186            56          12,283
1.55%                                        15,221          66,684         22,926            58          17,956
1.65%                                        28,750          19,680             --            58              --
1.70%                                         1,006          59,073         22,047            56          10,362
-----------------------------------------------------------------------------------------------------------------
Total                                    $1,422,044      $1,612,939       $615,149       $68,848        $165,893
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
112 - ACL VARIABLE ANNUITY ACCOUNT 2

                                                                                         RVS VP          RVS VP
                                            RVS VP          RVS VP         RVS VP        LG CAP          MID CAP
PRICE LEVEL                                 INC OPP        INTL OPP       LG CAP EQ        VAL             GRO
                                        -------------------------------------------------------------------------
1.00%                                       $   --          $    --        $    --        $ --            $ --
1.10%                                           --               --             --          --              --
1.15%                                        1,028               60         93,695          54              57
1.25%                                           --               --             --          --              --
1.30%                                        1,026               60         61,987          54              57
1.35%                                        1,026               59        297,180          54              57
1.40%                                           --          150,498        348,013          --              --
1.50%                                        1,024               59        130,842          53              57
1.55%                                        1,024               59          8,755          53              57
1.65%                                           --               --             --          --              --
1.70%                                        1,022               59         16,473          53              56
-----------------------------------------------------------------------------------------------------------------
Total                                       $6,150         $150,854       $956,945        $321            $341
-----------------------------------------------------------------------------------------------------------------

                                            RVS VP          RVS VP         RVS VP        RVS VP          RVS VP
PRICE LEVEL                                 NEW DIM         S&P 500      SELECT VAL  SHORT DURATION    SM CAP VAL
                                        -------------------------------------------------------------------------
1.00%                                      $     65       $   83,396         $ --      $    9,644      $    5,679
1.10%                                            64          699,572           --         376,918           9,911
1.15%                                            77               53           52          25,904         163,460
1.25%                                            64            1,329           --          59,045              79
1.30%                                            64          119,079           52         107,929         141,457
1.35%                                            64          691,819           52         479,490         376,358
1.40%                                       136,516           47,762           --          51,949          18,987
1.50%                                            76           13,851           52           9,669         221,647
1.55%                                            64           10,547           51          33,151          30,856
1.65%                                         2,507          132,339           --          99,107           8,534
1.70%                                            76               53           51             998          31,517
-----------------------------------------------------------------------------------------------------------------
Total                                      $139,637       $1,799,800         $310      $1,253,804      $1,008,485
-----------------------------------------------------------------------------------------------------------------

                                            RVS VP         VANK LIT       VANK UIF
                                           STRATEGY        COMSTOCK,   U.S. REAL EST,    WANGER          WANGER
PRICE LEVEL                                  AGGR            CL II          CL II      INTL SM CAP     U.S. SM CO
                                        -------------------------------------------------------------------------
1.00%                                      $     --       $       --       $    --       $     --       $     --
1.10%                                            --               --            --             --             --
1.15%                                            --          363,766        24,870        149,726         94,135
1.25%                                            --               --            --             --             --
1.30%                                            --          354,333        17,370        130,165         90,539
1.35%                                            --          685,766         2,356        286,427        167,137
1.40%                                       240,980               --            --             --             --
1.50%                                            --          470,133         8,205        190,105        113,771
1.55%                                            --           79,477            92         31,018         20,935
1.65%                                            --               --            --             --             --
1.70%                                            --           76,382         4,761         28,826         18,980
-----------------------------------------------------------------------------------------------------------------
Total                                      $240,980       $2,029,857       $57,654       $816,267       $505,497
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
113 - ACL VARIABLE ANNUITY ACCOUNT 2

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2005 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
AIM VI BASIC VAL, SER II
2005          636      $1.67  to  $1.07            $954        0.00%         1.00%  to  1.70%         4.39%     to   3.66%
2004          332      $1.60  to  $1.03            $518          --          1.00%  to  1.70%         9.74%     to   3.12%(5)
2003           89      $1.46  to  $1.45            $129          --          1.00%  to  1.65%        46.00%(4)  to  45.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

AIM VI CAP DEV, SER II
2005           87      $1.74  to  $1.13            $151          --          1.00%  to  1.70%         8.18%     to   7.43%
2004           99      $1.61  to  $1.05            $160          --          1.00%  to  1.70%        14.12%     to   4.90%(5)
2003           26      $1.41  to  $1.40            $ 36          --          1.00%  to  1.65%        41.00%(4)  to  40.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

AIM VI CORE EQ, SER I
2005          540      $1.11  to  $1.11            $600        1.42%         1.40%  to  1.40%         3.85%     to   3.85%
2004          627      $1.07  to  $1.07            $671        0.89%         1.40%  to  1.40%         7.45%     to   7.45%
2003          775      $1.00  to  $1.00            $772        1.01%         1.40%  to  1.40%        23.46%     to  23.46%
2002          866      $0.81  to  $0.81            $703        0.31%         1.40%  to  1.40%       (17.35%)    to (17.35%)
2001          932      $0.98  to  $0.98            $909        0.05%         1.40%  to  1.40%       (23.44%)    to (23.44%)

AIM VI INTL GRO, SER I
2005          154      $1.31  to  $1.31            $201        0.58%         1.40%  to  1.40%        16.29%     to  16.29%
2004          207      $1.12  to  $1.12            $232        0.62%         1.40%  to  1.40%        22.28%     to  22.28%
2003          258      $0.92  to  $0.92            $237        0.57%         1.40%  to  1.40%        27.78%     to  27.78%
2002          270      $0.72  to  $0.72            $195        0.50%         1.40%  to  1.40%       (17.24%)    to (17.24%)
2001          344      $0.87  to  $0.87            $299        0.33%         1.40%  to  1.40%       (24.35%)    to (24.35%)

AIM VI MID CAP CORE EQ, SER II
2005          106      $1.09  to  $1.08            $115        0.35%         1.15%  to  1.70%         6.04%     to  5.47%
2004           17      $1.03  to  $1.02            $ 17        0.12%         1.15%  to  1.70%         2.72%(5)  to  2.65%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

AIM VI PREMIER EQ, SER I
2005          453      $0.99  to  $0.99            $449        0.79%         1.40%  to  1.40%         4.19%     to   4.19%
2004          556      $0.95  to  $0.95            $529        0.44%         1.40%  to  1.40%         4.30%     to   4.30%
2003          671      $0.91  to  $0.91            $612        0.30%         1.40%  to  1.40%        22.97%     to  22.97%
2002          703      $0.74  to  $0.74            $520        0.29%         1.40%  to  1.40%       (31.48%)    to (31.48%)
2001          889      $1.08  to  $1.08            $957        0.13%         1.40%  to  1.40%       (13.60%)    to (13.60%)

AIM VI PREMIER EQ, SER II
2005            5      $1.40  to  $1.37            $  7        0.67%         1.00%  to  1.65%         4.32%     to   3.64%
2004            4      $1.34  to  $1.32            $  6        0.21%         1.00%  to  1.65%         4.44%     to   3.76%
2003            6      $1.28  to  $1.28            $  8        0.53%         1.00%  to  1.65%        28.00%(4)  to  28.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

--------------------------------------------------------------------------------
114 - ACL VARIABLE ANNUITY ACCOUNT 2

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
AB VPS GLOBAL TECH, CL B
2005          144      $1.51  to  $1.48          $  215          --          1.00%  to  1.65%         2.62%     to   1.96%
2004          130      $1.47  to  $1.45          $  190          --          1.00%  to  1.65%         4.04%     to   3.37%
2003           40      $1.41  to  $1.40          $   56          --          1.00%  to  1.65%        41.00%(4)  to  40.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

AB VPS GRO & INC, CL B
2005          830      $1.56  to  $1.06          $1,282        1.27%         1.00%  to  1.70%         3.56%     to   2.84%
2004          856      $1.51  to  $1.03          $1,283        0.65%         1.00%  to  1.70%        10.12%     to   3.34%(5)
2003          473      $1.37  to  $1.36          $  645        0.17%         1.00%  to  1.65%        37.00%(4)  to  36.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

AB VPS INTL VAL, CL B
2005          672      $1.22  to  $1.21          $  814        0.35%         1.15%  to  1.70%        15.19%     to  14.56%
2004           27      $1.05  to  $1.05          $   29          --          1.15%  to  1.70%         5.44%(5)  to   5.37%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

AB VPS LG CAP GRO, CL B
2005          252      $1.56  to  $1.54          $  389          --          1.00%  to 1.65%         13.70%     to  12.97%
2004          264      $1.37  to  $1.36          $  361          --          1.00%  to 1.65%          7.27%     to   6.57%
2003          103      $1.28  to  $1.28          $  132          --          1.00%  to 1.65%         28.00%(4)  to  28.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

AB VPS BAL SHARES, CL B
2005          226      $1.30  to  $1.04          $  285        2.34%         1.00%  to  1.70%         2.58%     to   1.86%
2004          186      $1.26  to  $1.02          $  236        2.16%         1.00%  to  1.70%         7.71%     to   2.17%(5)
2003           95      $1.17  to  $1.17          $  113        1.59%         1.00%  to  1.65%        17.00%(4)  to  17.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

AC VP INC & GRO, CL I
2005          239      $1.19  to  $1.19          $  284        2.09%         1.40%  to  1.40%         3.18%     to   3.18%
2004          256      $1.15  to  $1.15          $  295        1.49%         1.40%  to  1.40%        11.42%     to  11.42%
2003          318      $1.03  to  $1.03          $  329        1.45%         1.40%  to  1.40%        27.16%     to  27.16%
2002          389      $0.81  to  $0.81          $  315        1.10%         1.40%  to  1.40%       (20.59%)    to (20.59%)
2001          403      $1.02  to  $1.02          $  411        0.78%         1.40%  to  1.40%        (9.73%)    to  (9.73%)

AC VP INFLATION PROT, CL II
2005        1,213      $1.01  to  $1.01          $1,228        5.06%         1.15%  to  1.70%         0.40%     to  (0.15%)
2004           42      $1.01  to  $1.01          $   49        4.48%         1.15%  to  1.70%         0.89%(5)  to   0.82%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

AC VP INTL, CL II
2005           --      $1.18  to  $1.18          $   --        1.00%         1.15%  to  1.70%        11.82%     to  11.20%
2004           --      $1.06  to  $1.06              --          --          1.15%  to  1.70%         5.92%(5)  to   5.84%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --


--------------------------------------------------------------------------------
115 - ACL VARIABLE ANNUITY ACCOUNT 2

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
AC VP ULTRA, CL II
2005        1,053      $1.04  to  $1.03          $1,091          --          1.15%  to  1.70%         0.81%     to   0.26%
2004           55      $1.03  to  $1.03          $   57          --          1.15%  to  1.70%         2.90%(5)  to   2.83%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

AC VP VAL, CL I
2005          136      $1.61  to  $1.61          $  219        0.90%         1.40%  to  1.40%         3.58%     to   3.58%
2004          144      $1.56  to  $1.56          $  225        1.04%         1.40%  to  1.40%        12.74%     to  12.74%
2003          168      $1.38  to  $1.38          $  232        1.13%         1.40%  to  1.40%        26.61%     to  26.61%
2002          184      $1.09  to  $1.09          $  200        0.89%         1.40%  to  1.40%       (13.49%)    to (13.49%)
2001          192      $1.26  to  $1.26          $  242        1.14%         1.40%  to  1.40%        11.50%     to  11.50%

AC VP VAL, CL II
2005            3      $1.07  to  $1.07          $    3        0.16%         1.15%  to  1.70%         3.64%     to   3.10%
2004           --      $1.04  to  $1.04              --          --          1.15%  to  1.70%         3.53%(5)  to   3.46%(5)
2003           --         --         --              --          --            --         --            --            --
2002           --         --         --              --          --            --         --            --            --
2001           --         --         --              --          --            --         --            --            --

COL SM CAP VAL, VS CL B
2005           --      $1.10  to  $1.09          $   --          --          1.15%  to  1.70%         4.26%     to   3.69%
2004           --      $1.06  to  $1.06              --        2.47%         1.15%  to  1.70%         5.34%(5)  to   5.27%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

COL HI YIELD, VS CL B
2005          327      $1.01  to  $1.01          $  330          --          1.15%  to  1.70%         1.23%     to   0.68%
2004           11      $1.00  to  $1.00          $   17       46.55%         1.15%  to  1.70%         0.03%(5)  to  (0.04%)(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

DREY IP MIDCAP STOCK, SERV
2005           29      $1.12  to  $1.11          $   33          --          1.15%  to  1.70%         7.69%     to  7.11%
2004           --      $1.04  to  $1.04              --        1.42%         1.15%  to  1.70%         4.34%(5)  to  4.27%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

DREY IP TECH GRO, SERV
2005          250      $1.05  to  $1.04          $  261          --          1.15%  to  1.70%         2.30%     to   1.74%
2004           15      $1.02  to  $1.02          $   16          --          1.15%  to  1.70%         2.23%(5)  to   2.16%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

DREY VIF APPR, SERV
2005            8      $1.05  to  $1.04          $    8          --          1.15%  to  1.70%         2.93%     to  2.37%
2004           --      $1.02  to  $1.02          $    1       11.40%         1.15%  to  1.70%         2.23%(5)  to  2.16%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --


--------------------------------------------------------------------------------
116 - ACL VARIABLE ANNUITY ACCOUNT 2

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
DREY VIF INTL VAL, SERV
2005           --      $1.16  to  $1.15          $    1          --          1.15%  to  1.70%        10.42%     to   9.82%
2004           --      $1.05  to  $1.05              --        6.21%         1.15%  to  1.70%         4.88%(5)  to   4.81%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

FID VIP CONTRAFUND, SERV CL 2
2005        5,411      $1.75  to  $1.18          $8,690        0.11%         1.00%  to  1.70%        15.49%     to  14.69%
2004        3,425      $1.52  to  $1.03          $5,152        0.09%         1.00%  to  1.70%        14.01%     to   3.44%(5)
2003          560      $1.33  to  $1.33          $  746          --          1.00%  to  1.65%        33.00%(4)  to  33.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

FID VIP GRO, SERV CL 2
2005          383      $1.48  to  $1.06          $  559        0.26%         1.00%  to  1.70%         4.46%     to   3.73%
2004          348      $1.42  to  $1.02          $  489        0.07%         1.00%  to  1.70%         2.10%     to   1.65%(5)
2003           35      $1.39  to  $1.38          $   49          --          1.00%  to  1.65%        39.00%(4)  to  38.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

FID VIP INVEST GR, SERV CL 2
2005          933      $1.01  to  $1.01          $  942        0.63%         1.15%  to  1.70%         0.73%     to   0.18%
2004           20      $1.00  to  $1.00          $   26          --          1.15%  to  1.70%         0.39%(5)  to   0.32%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

FID VIP MID CAP, SERV CL 2
2005        1,571      $2.14  to  $1.22          $3,204        1.59%         1.00%  to  1.70%        16.84%     to  16.03%
2004        1,404      $1.83  to  $1.05          $2,549          --          1.00%  to  1.70%        23.42%     to   5.66%(5)
2003          496      $1.48  to  $1.47          $  732          --          1.00%  to  1.65%        48.00%(4)  to  47.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

FID VIP OVERSEAS, SERV CL 2
2005          454      $2.08  to  $1.23          $  876        0.44%         1.00%  to  1.70%        17.60%     to  16.79%
2004          351      $1.77  to  $1.05          $  611        0.36%         1.00%  to  1.70%        12.18%     to   4.92%(5)
2003           21      $1.57  to  $1.57          $   33          --          1.00%  to  1.65%        57.00%(4)  to  57.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

FTVIPT FRANK INC SEC, CL 2
2005            1      $1.04  to  $1.03          $    2        1.99%         1.15%  to  1.70%         0.45%     to  (0.10%)
2004           --      $1.03  to  $1.03              --          --          1.15%  to  1.70%         3.22%(5)  to   3.14%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

FTVIPT FRANK REAL EST, CL 2
2005          182      $1.98  to  $2.00          $  359        1.43%         1.00%  to  1.65%        12.35%     to  11.62%
2004          158      $1.76  to  $1.79          $  280        1.85%         1.00%  to  1.65%        30.49%     to  29.64%
2003           55      $1.35  to  $1.38          $   76        1.28%         1.00%  to  1.65%        35.00%(4)  to  38.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --


--------------------------------------------------------------------------------
117 - ACL VARIABLE ANNUITY ACCOUNT 2

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK RISING DIVD, CL 2
2005            3      $1.05  to  $1.04          $    3        0.26%         1.15%  to  1.70%         2.24%     to   1.68%
2004           --      $1.03  to  $1.03              --          --          1.15%  to  1.70%         2.37%(5)  to   2.30%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

FTVIPT FRANK SM CAP VAL, CL 2
2005          303      $1.96  to  $1.92          $  589        0.76%         1.00%  to  1.65%         7.69%     to  6.99%
2004          289      $1.82  to  $1.80          $  523        0.18%         1.00%  to  1.65%        22.52%     to  21.72%
2003           49      $1.48  to  $1.48          $   73          --          1.00%  to  1.65%        48.00%(4)  to  48.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

FTVIPT FRANK SM MID CAP GRO, CL 2
2005          638      $1.68  to  $1.06          $1,057          --          1.00%  to  1.70%         3.75%     to  3.02%
2004          545      $1.62  to  $1.02          $  880          --          1.00%  to  1.70%        10.37%     to  2.15%(5)
2003          201      $1.47  to  $1.46          $  295          --          1.00%  to  1.65%        47.00%(4)  to  46.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

FTVIPT MUTUAL SHARES SEC, CL 2
2005        2,902      $1.56  to  $1.13          $4,473        0.89%         1.00%  to  1.70%         9.46%     to  8.70%
2004        2,737      $1.42  to  $1.04          $3,866        0.77%         1.00%  to  1.70%        11.51%     to  3.84%(5)
2003          676      $1.28  to  $1.27          $  863          --          1.00%  to  1.65%        28.00%(4)  to  27.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

FTVIPT TEMP FOR SEC, CL 2
2005          322      $1.83  to  $1.83          $  589        1.16%         1.00%  to  1.65%         9.07%     to  8.37%
2004          285      $1.68  to  $1.69          $  480        0.90%         1.00%  to  1.65%        17.35%     to  16.59%
2003           41      $1.43  to  $1.45          $   60        1.55%         1.00%  to  1.65%        43.00%(4)  to  45.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

FTVIPT TEMP GLOBAL INC, CL 2
2005          405      $1.00  to  $1.00          $  405        5.48%         1.15%  to  1.70%        (4.18%)    to  (4.71%)
2004           14      $1.05  to  $1.05          $   15          --          1.15%  to  1.70%         4.46%(5)  to   4.39%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

FTVIPT TEMP GRO SEC, CL 2
2005           --      $1.12  to  $1.11          $   --        1.11%         1.15%  to  1.70%         7.63%     to   7.04%
2004           --      $1.04  to  $1.04              --          --          1.15%  to  1.70%         4.50%(5)  to   4.43%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

GS VIT MID CAP VAL
2005          615      $1.17  to  $1.16          $  716        1.19%         1.15%  to  1.70%        11.54%     to  10.93%
2004           32      $1.05  to  $1.04          $   34        1.37%         1.15%  to  1.70%         4.52%(5)  to   4.44%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --


--------------------------------------------------------------------------------
118 - ACL VARIABLE ANNUITY ACCOUNT 2

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
JANUS ASPEN BAL, INST
2005        2,071      $1.54  to  $1.54          $3,198        2.23%         1.40%  to  1.40%         6.45%     to   6.45%
2004        2,464      $1.45  to  $1.45          $3,575        2.16%         1.40%  to  1.40%         7.02%     to   7.02%
2003        2,892      $1.36  to  $1.36          $3,922        2.19%         1.40%  to  1.40%        12.40%     to  12.40%
2002        3,214      $1.21  to  $1.21          $3,875        2.38%         1.40%  to  1.40%        (7.63%)    to  (7.63%)
2001        3,536      $1.31  to  $1.31          $4,620        2.70%         1.40%  to  1.40%        (5.76%)    to  (5.76%)

JANUS ASPEN WORLD GRO, INST
2005          468      $1.12  to  $1.12          $  526        1.37%         1.40%  to  1.40%         4.40%     to   4.40%
2004          558      $1.07  to  $1.07          $  600        1.00%         1.40%  to  1.40%         3.32%     to   3.32%
2003          636      $1.04  to  $1.04          $  662        1.11%         1.40%  to  1.40%        22.35%     to  22.35%
2002          677      $0.85  to  $0.85          $  576        0.87%         1.40%  to  1.40%       (26.72%)    to (26.72%)
2001          746      $1.16  to  $1.16          $  864        0.50%         1.40%  to  1.40%       (23.18%)    to (23.18%)

MFS INV GRO STOCK, SERV CL
2005          249      $1.40  to  $1.06          $  347        0.14%         1.00%  to  1.70%         3.19%     to   2.47%
2004          255      $1.36  to  $1.03          $  345          --          1.00%  to  1.70%         7.90%     to   3.21%(5)
2003           64      $1.26  to  $1.25          $   81          --          1.00%  to  1.65%        26.00%(4)  to  25.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

MFS NEW DIS, SERV CL
2005          181      $1.54  to  $1.07          $  277          --          1.00%  to  1.70%         3.99%     to   3.27%
2004          170      $1.48  to  $1.04          $  251          --          1.00%  to  1.70%         5.15%     to   3.96%(5)
2003           37      $1.41  to  $1.40          $   52          --          1.00%  to  1.65%        41.00%(4)  to  40.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

MFS TOTAL RETURN, SERV CL
2005        2,624      $1.31  to  $1.03          $3,417        1.85%         1.00%  to  1.70%         1.58%     to   0.87%
2004        2,628      $1.29  to  $1.02          $3,380        1.32%         1.00%  to  1.70%         9.92%     to   2.44%(5)
2003          745      $1.18  to  $1.17          $  874          --          1.00%  to  1.65%        18.00%(4)  to  17.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

MFS UTILITIES, SERV CL
2005           53      $1.98  to  $1.21          $  105        0.50%         1.00%  to  1.70%        15.42%     to  14.62%
2004           57      $1.72  to  $1.06          $   98        1.27%         1.00%  to  1.70%        28.56%     to   6.38%(5)
2003           44      $1.33  to  $1.33          $   58          --          1.00%  to  1.65%        33.00%(4)  to  33.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

OPCAP EQ
2005          110      $1.18  to  $1.18          $  131        0.43%         1.40%  to  1.40%         5.56%     to   5.56%
2004          118      $1.12  to  $1.12          $  132        1.02%         1.40%  to  1.40%        10.37%     to  10.37%
2003          143      $1.02  to  $1.02          $  146        1.32%         1.40%  to  1.40%        27.50%     to  27.50%
2002          149      $0.80  to  $0.80          $  120        0.90%         1.40%  to  1.40%       (22.33%)    to (22.33%)
2001          162      $1.03  to  $1.03          $  168        0.69%         1.40%  to  1.40%        (8.85%)    to  (8.85%)

OPCAP MANAGED
2005          614      $1.28  to  $1.28          $  784        1.27%         1.40%  to  1.40%         3.82%     to   3.82%
2004          736      $1.23  to  $1.23          $  906        1.56%         1.40%  to  1.40%         9.23%     to   9.23%
2003          941      $1.13  to  $1.13          $1,060        1.79%         1.40%  to  1.40%        20.21%     to  20.21%
2002          989      $0.94  to  $0.94          $  928        2.07%         1.40%  to  1.40%       (18.26%)    to (18.26%)
2001        1,278      $1.15  to  $1.15          $1,464        2.39%         1.40%  to  1.40%        (5.74%)    to  (5.74%)

--------------------------------------------------------------------------------
119 - ACL VARIABLE ANNUITY ACCOUNT 2

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
OPCAP SM CAP
2005          111      $1.87  to  $1.87          $  207          --          1.40%  to  1.40%        (1.33%)    to  (1.33%)
2004          121      $1.90  to  $1.90          $  229        0.05%         1.40%  to  1.40%        16.24%     to  16.24%
2003          154      $1.63  to  $1.63          $  252        0.05%         1.40%  to  1.40%        40.52%     to  40.52%
2002          148      $1.16  to  $1.16          $  171        0.08%         1.40%  to  1.40%       (22.67%)    to (22.67%)
2001          177      $1.50  to  $1.50          $  266        0.78%         1.40%  to  1.40%         6.38%     to   6.38%

OPPEN CAP APPR VA
2005          524      $1.37  to  $1.37          $  719        0.96%         1.40%  to  1.40%         3.64%     to   3.64%
2004          586      $1.32  to  $1.32          $  776        0.32%         1.40%  to  1.40%         5.45%     to   5.45%
2003          633      $1.26  to  $1.26          $  795        0.40%         1.40%  to  1.40%        29.90%     to  29.90%
2002          657      $0.97  to  $0.97          $  639        0.63%         1.40%  to  1.40%       (28.15%)    to (28.15%)
2001          742      $1.35  to  $1.35          $1,001        0.58%         1.40%  to  1.40%       (13.46%)    to (13.46%)

OPPEN CAP APPR VA, SERV
2005        2,470      $1.49  to  $1.05          $3,491        0.68%         1.00%  to  1.70%         3.82%     to   3.10%
2004        1,746      $1.44  to  $1.02          $2,477        0.12%         1.00%  to  1.70%         5.56%     to   1.84%(5)
2003          336      $1.36  to  $1.35          $  457          --          1.00%  to  1.65%        36.00%(4)  to  35.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

OPPEN GLOBAL SEC VA, SERV
2005          251      $2.06  to  $1.20          $  512        0.84%         1.00%  to  1.70%        12.93%     to  12.15%
2004          237      $1.82  to  $1.07          $  429        0.44%         1.00%  to  1.70%        17.70%     to   6.78%(5)
2003           28      $1.55  to  $1.54          $   43          --          1.00%  to  1.65%        55.00%(4)  to  54.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

OPPEN HI INC VA
2005          247      $1.31  to  $1.31          $  322        6.88%         1.40%  to  1.40%         0.90%     to   0.90%
2004          266      $1.30  to  $1.30          $  345        6.20%         1.40%  to  1.40%         7.45%     to   7.45%
2003          280      $1.21  to  $1.21          $  337        7.37%         1.40%  to  1.40%        22.22%     to  22.22%
2002          318      $0.99  to  $0.99          $  314       11.47%         1.40%  to  1.40%        (2.94%)    to  (2.94%)
2001          408      $1.02  to  $1.02          $  418        9.84%         1.40%  to  1.40%         0.00%     to   0.00%

OPPEN HI INC VA, SERV
2005          176      $1.29  to  $1.26          $  224        5.90%         1.00%  to  1.65%         1.00%     to   0.34%
2004          174      $1.27  to  $1.26          $  220        4.96%         1.00%  to  1.65%         7.65%     to   6.95%
2003           49      $1.18  to  $1.18          $   58          --          1.00%  to  1.65%        18.00%(4)  to  18.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

OPPEN MAIN ST SM CAP VA, SERV
2005        1,332      $1.97  to  $1.13          $2,428          --          1.00%  to  1.70%         8.63%     to   7.88%
2004        1,114      $1.81  to  $1.04          $2,003          --          1.00%  to  1.70%        17.99%     to   4.22%(5)
2003          348      $1.53  to  $1.53          $  532          --          1.00%  to  1.65%        53.00%(4)  to  53.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

OPPEN STRATEGIC BOND VA, SERV
2005        4,146      $1.23  to  $1.03          $4,971        3.91%         1.00%  to  1.70%         1.47%     to   0.75%
2004        2,944      $1.21  to  $1.02          $3,548        2.91%         1.00%  to  1.70%         7.36%     to   2.10%(5)
2003          605      $1.13  to  $1.13          $  683          --          1.00%  to  1.65%        13.00%(4)  to  13.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

--------------------------------------------------------------------------------
120 - ACL VARIABLE ANNUITY ACCOUNT 2

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
PUT VT DIV INC, CL IA
2005          117      $1.37  to  $1.37          $  160        9.03%         1.40%  to  1.40%         1.85%     to   1.85%
2004          240      $1.34  to  $1.34          $  322        9.48%         1.40%  to  1.40%         8.06%     to   8.06%
2003          290      $1.24  to  $1.24          $  360        9.51%         1.40%  to  1.40%        18.10%     to  18.10%
2002          372      $1.05  to  $1.05          $  389        9.50%         1.40%  to  1.40%         5.00%     to   5.00%
2001           72      $1.00  to  $1.00          $  472        7.72%         1.40%  to  1.40%         2.04%     to   2.04%

PUT VT DIV INC, CL IB
2005          358      $1.40  to  $1.40          $  500        7.29%         1.40%  to  1.40%         1.62%     to   1.62%
2004          412      $1.37  to  $1.37          $  566        9.36%         1.40%  to  1.40%         7.69%     to   7.69%
2003          451      $1.28  to  $1.28          $  576        9.24%         1.40%  to  1.40%        18.52%     to  18.52%
2002          546      $1.08  to  $1.08          $  588        9.20%         1.40%  to  1.40%         4.85%     to   4.85%
2001          676      $1.03  to  $1.03          $  698        6.95%         1.40%  to  1.40%         1.98%     to   1.98%

PUT VT GRO & INC, CL IA
2005          350      $1.38  to  $1.38          $  482        2.16%         1.40%  to  1.40%         4.04%     to   4.04%
2004          558      $1.33  to  $1.33          $  740        1.86%         1.40%  to  1.40%         9.82%     to   9.82%
2003          731      $1.21  to  $1.21          $  883        2.14%         1.40%  to  1.40%        26.04%     to  26.04%
2002          878      $0.96  to  $0.96          $  843        1.88%         1.40%  to  1.40%       (20.00%)    to (20.00%)
2001        1,284      $1.20  to  $1.20          $1,539        1.73%         1.40%  to  1.40%        (7.69%)    to  (7.69%)

PUT VT GRO & INC, CL IB
2005        1,070      $1.54  to  $1.51          $1,296        1.64%         1.00%  to  1.65%         4.18%     to   3.51%
2004        1,332      $1.48  to  $1.46          $1,549        1.58%         1.00%  to  1.65%        10.01%     to   9.29%
2003        1,521      $1.34  to  $1.33          $1,603        1.80%         1.00%  to  1.65%        34.00%(4)  to  33.00%(4)
2002        1,621      $0.83  to  $0.83          $1,350        1.60%         1.40%  to  1.40%       (20.19%)    to (20.19%)
2001        1,769      $1.04  to  $1.04          $1,844        1.58%         1.40%  to  1.40%        (7.96%)    to  (7.96%)

PUT VT HEALTH SCIENCES, CL IB
2005            2      $1.16  to  $1.15          $    3        0.01%         1.15%  to  1.70%        11.90%     to  11.29%
2004           --      $1.04  to  $1.04              --          --          1.15%  to  1.70%         3.75%(5)  to   3.68%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

PUT VT HI YIELD, CL IA
2005          170      $1.25  to  $1.25          $  212        9.99%         1.40%  to  1.40%         2.04%     to   2.04%
2004          304      $1.23  to  $1.23          $  373        8.43%         1.40%  to  1.40%         9.45%     to   9.45%
2003          390      $1.12  to  $1.12          $  437       10.99%         1.40%  to  1.40%        24.44%     to  24.44%
2002          473      $0.90  to  $0.90          $  423       14.03%         1.40%  to  1.40%        (1.10%)    to  (1.10%)
2001          674      $0.91  to  $0.91          $  615       14.07%         1.40%  to  1.40%         2.25%     to   2.25%

PUT VT HI YIELD, CL IB
2005          187      $1.35  to  $1.35          $  252        8.21%         1.40%  to  1.40%         1.67%     to   1.67%
2004          207      $1.33  to  $1.33          $  275        8.35%         1.40%  to  1.40%         9.01%     to   9.01%
2003          221      $1.22  to  $1.22          $  270       10.82%         1.40%  to  1.40%        24.49%     to  24.49%
2002          263      $0.98  to  $0.98          $  257       13.18%         1.40%  to  1.40%        (2.00%)    to  (2.00%)
2001          324      $1.00  to  $1.00          $  323       13.47%         1.40%  to  1.40%         2.04%     to   2.04%

PUT VT INTL EQ, CL IB
2005           98      $1.78  to  $1.16          $  174        1.43%         1.00%  to  1.70%        11.08%     to  10.31%
2004           97      $1.60  to  $1.05          $  155        1.58%         1.00%  to  1.70%        15.04%     to   5.45%(5)
2003           43      $1.39  to  $1.39          $   59          --          1.00%  to  1.65%        39.00%(4)  to  39.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

--------------------------------------------------------------------------------
121 - ACL VARIABLE ANNUITY ACCOUNT 2

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
PUT VT NEW OPP, CL IA
2005          123      $1.16  to  $1.16          $  143        0.44%         1.40%  to  1.40%         8.80%     to   8.80%
2004          206      $1.07  to  $1.07          $  219          --          1.40%  to  1.40%         9.03%     to   9.03%
2003          261      $0.98  to  $0.98          $  255          --          1.40%  to  1.40%        30.67%     to  30.67%
2002          317      $0.75  to  $0.75          $  237          --          1.40%  to  1.40%       (31.19%)    to (31.19%)
2001          513      $1.09  to  $1.09          $  557          --          1.40%  to  1.40%       (30.57%)    to (30.57%)

PUT VT RESEARCH, CL IB
2005           --      $1.48  to  $1.45          $    1        0.82%         1.00%  to  1.65%         3.97%     to   3.30%
2004           --      $1.42  to  $1.40          $    1          --          1.00%  to  1.65%         6.49%     to   5.80%
2003           --      $1.33  to  $1.33              --          --          1.00%  to  1.65%        33.00%(4)  to  33.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

PUT VT SM CAP VAL, CL IB
2005            2      $1.12  to  $1.11          $    3        0.05%         1.15%  to  1.70%         5.82%     to   5.24%
2004           --      $1.05  to  $1.05              --          --          1.15%  to  1.70%         5.21%(5)  to   5.14%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

PUT VT VISTA, CL IB
2005           18      $1.79  to  $1.17          $   31          --          1.00%  to  1.70%        11.04%     to  10.26%
2004           18      $1.61  to  $1.06          $   29          --          1.00%  to  1.70%        17.43%     to   5.56%(5)
2003           15      $1.37  to  $1.36          $   20          --          1.00%  to  1.65%        37.00%(4)  to  36.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

PUT VT VOYAGER, CL IB
2005          760      $1.10  to  $1.10          $  838        0.68%         1.40%  to  1.40%         4.23%     to   4.23%
2004          883      $1.06  to  $1.06          $  933        0.26%         1.40%  to  1.40%         3.57%     to   3.57%
2003          995      $1.02  to  $1.02          $1,016        0.39%         1.40%  to  1.40%        22.89%     to  22.89%
2002        1,116      $0.83  to  $0.83          $  926        0.67%         1.40%  to  1.40%       (27.19%)    to (27.19%)
2001        1,324      $1.14  to  $1.14          $1,515          --          1.40%  to  1.40%       (24.00%)    to (24.00%)

RVS VP BAL
2005        1,170      $1.16  to  $1.16          $1,362        2.55%         1.40%  to  1.40%         2.48%     to   2.48%
2004        1,724      $1.14  to  $1.14          $1,958        2.26%         1.40%  to  1.40%         8.07%     to   8.07%
2003        2,090      $1.05  to  $1.05          $2,196        2.26%         1.40%  to  1.40%        17.98%     to  17.98%
2002        2,318      $0.89  to  $0.89          $2,055        2.64%         1.40%  to  1.40%       (13.59%)    to (13.59%)
2001        2,216      $1.03  to  $1.03          $2,287        2.49%         1.40%  to  1.40%       (11.97%)    to (11.97%)

RVS VP CASH MGMT
2005          872      $1.01  to  $1.01          $  903        2.66%         1.00%  to  1.70%         1.59%     to   0.88%
2004          378      $0.99  to  $1.00          $  383        0.99%         1.00%  to  1.70%        (0.28%)    to  (0.04%)(5)
2003           53      $0.99  to  $0.99          $   60        0.50%         1.00%  to  1.65%        (1.00%)(4) to  (1.00%)(4)
2002           47      $1.07  to  $1.07          $   51        1.16%         1.40%  to  1.40%        (0.93%)    to  (0.93%)
2001           50      $1.08  to  $1.08          $   54        3.41%         1.40%  to  1.40%         2.86%     to   2.86%

RVS VP DIV BOND
2005        1,275      $1.05  to  $1.01          $1,422        3.71%         1.00%  to  1.70%         1.11%     to   0.42%
2004        1,385      $1.04  to  $1.00          $1,546        3.84%         1.00%  to  1.70%         3.45%     to   0.40%(5)
2003        1,012      $1.01  to  $1.00          $1,126        3.59%         1.00%  to  1.65%         1.00%(4)  to   0.00%(4)
2002          794      $1.12  to  $1.12          $  889        5.05%         1.40%  to  1.40%         3.70%     to   3.70%
2001          943      $1.08  to  $1.08          $1,014        6.45%         1.40%  to  1.40%         6.93%     to   6.93%

--------------------------------------------------------------------------------
122 - ACL VARIABLE ANNUITY ACCOUNT 2

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
RVS VP DIV EQ INC
2005        1,020      $2.00  to  $1.17          $1,613        1.73%         1.00%  to  1.70%        12.38%     to  11.60%
2004          179      $1.78  to  $1.05          $  322        1.80%         1.00%  to  1.70%        17.03%     to   5.23%(5)
2003           27      $1.52  to  $1.51          $   41        1.32%         1.00%  to  1.65%        52.00%(4)  to  51.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

RVS VP EMER MKTS
2005          431      $1.43  to  $1.42          $  615        0.22%         1.15%  to  1.70%        32.27%     to  31.55%
2004           24      $1.08  to  $1.08          $   26        4.15%         1.15%  to  1.70%         7.72%(5)  to   7.64%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

RVS VP GRO
2005           48      $1.44  to  $1.10          $   69        0.39%         1.00%  to  1.70%         7.54%     to   6.79%
2004           33      $1.34  to  $1.03          $   44        0.35%         1.00%  to  1.70%         7.34%     to   3.66%(5)
2003           13      $1.25  to  $1.24          $   16        0.15%         1.00%  to  1.65%        25.00%(4)  to  24.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

RVS VP HI YIELD BOND
2005          157      $1.04  to  $1.03          $  166        6.23%         1.15%  to  1.70%         2.83%     to   2.28%
2004            1      $1.01  to  $1.01          $    7        6.18%         1.15%  to  1.70%         0.97%(5)  to   0.90%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

RVS VP INC OPP
2005           --      $1.03  to  $1.02          $    6        5.78%         1.15%  to  1.70%         2.15%     to   1.59%
2004           --      $1.01  to  $1.01          $    6        9.25%         1.15%  to  1.70%         0.62%(5)  to   0.55%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

RVS VP INTL OPP
2005          137      $1.19  to  $1.18          $  151        1.36%         1.15%  to  1.70%        12.57%     to  11.95%
2004          182      $1.06  to  $1.06          $  179        1.09%         1.15%  to  1.70%         6.05%(5)  to   5.98%(5)
2003          222      $0.85  to  $0.85          $  188        0.93%         1.40%  to  1.40%        26.87%     to  26.87%
2002          231      $0.67  to  $0.67          $  155        1.00%         1.40%  to  1.40%       (19.28%)    to (19.28%)
2001          257      $0.83  to  $0.83          $  214        1.24%         1.40%  to  1.40%       (29.66%)    to (29.66%)

RVS VP LG CAP EQ
2005          892      $1.08  to  $1.07          $  957        1.16%         1.15%  to  1.70%         4.96%     to   4.39%
2004          568      $1.03  to  $1.03          $  578        0.89%         1.15%  to  1.70%         3.13%(5)  to   3.06%(5)
2003          584      $0.97  to  $0.97          $  568        0.63%         1.40%  to  1.40%        27.63%     to  27.63%
2002          650      $0.76  to  $0.76          $  496        0.51%         1.40%  to  1.40%       (23.23%)    to (23.23%)
2001          963      $0.99  to  $0.99          $  956        0.30%         1.40%  to  1.40%       (19.51%)    to (19.51%)

RVS VP LG CAP VAL
2005           --      $1.07  to  $1.06          $   --        1.02%         1.15%  to  1.70%         3.35%     to   2.78%
2004           --      $1.03  to  $1.03              --        9.02%         1.15%  to  1.70%         3.41%(5)  to   3.34%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --


--------------------------------------------------------------------------------
123 - ACL VARIABLE ANNUITY ACCOUNT 2

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
RVS VP MID CAP GRO
2005           --      $1.13  to  $1.12          $   --          --          1.15%  to  1.70%         8.86%     to   8.27%
2004           --      $1.04  to  $1.04              --          --          1.15%  to  1.70%         4.05%(5)  to   3.98%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

RVS VP NEW DIM
2005          131      $1.30  to  $1.01          $  140        0.59%         1.00%  to  1.70%         0.29%     to  (0.40%)
2004          141      $1.29  to  $1.01          $  150        1.02%         1.00%  to  1.70%         2.25%     to   1.43%(5)
2003          152      $1.26  to  $1.26          $  159        0.67%         1.00%  to  1.65%        26.00%(4)  to  26.00%(4)
2002          155      $0.85  to  $0.85          $  132        0.51%         1.40%  to  1.40%       (22.73%)    to (22.73%)
2001          151      $1.10  to  $1.10          $  167        0.23%         1.40%  to  1.40%        17.91%)    to (17.91%)

RVS VP S&P 500
2005        1,210      $1.50  to  $1.05          $1,800        1.39%         1.00%  to  1.70%         3.37%     to   2.64%
2004        1,169      $1.45  to  $1.02          $1,693        1.68%         1.00%  to  1.70%         9.17%     to   2.28%(5)
2003          265      $1.33  to  $1.33          $  352        1.53%         1.00%  to  1.65%        33.00%(4)  to  33.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

RVS VP SELECT VAL
2005           --      $1.04  to  $1.03          $   --        0.46%         1.15%  to  1.70%        (0.63%)    to  (1.17%)
2004           --      $1.04  to  $1.04              --        5.58%         1.15%  to  1.70%         4.22%(5)  to   4.15%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

RVS VP SHORT DURATION
2005        1,261      $1.00  to  $1.00          $1,254        2.91%         1.00%  to  1.70%         0.57%     to  (0.15%)
2004          997      $0.99  to  $1.00          $  992        2.44%         1.00%  to  1.70%        (0.15%)    to  (0.01%)(5)
2003          433      $0.99  to  $0.99          $  432        2.29%         1.00%  to  1.65%        (1.00%)(4) to  (1.00%)(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

RVS VP SM CAP VAL
2005          700      $1.86  to  $1.09          $1,008        0.30%         1.00%  to  1.70%         4.72%     to   3.99%
2004           75      $1.78  to  $1.05          $  124        0.04%         1.00%  to  1.70%        18.82%     to   4.31%(5)
2003           10      $1.50  to  $1.49          $   15        0.12%         1.00%  to  1.65%        50.00%(4)  to  49.00%(4)
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

RVS VP STRATEGY AGGR
2005          293      $0.82  to  $0.82          $  241        0.08%         1.40%  to  1.40%         7.67%     to   7.67%
2004          409      $0.76  to  $0.76          $  313          --          1.40%  to  1.40%         7.88%     to   7.88%
2003          476      $0.71  to  $0.71          $  337          --          1.40%  to  1.40%        26.79%     to  26.79%
2002          511      $0.56  to  $0.56          $  285          --          1.40%  to  1.40%       (32.53%)    to (32.53%)
2001          626      $0.83  to  $0.83          $  520        0.22%         1.40%  to  1.40%       (34.13%)    to (34.13%)

VANK LIT COMSTOCK, CL II
2005        1,918      $1.06  to  $1.05          $2,030        0.45%         1.15%  to  1.70%         2.92%     to   2.36%
2004           87      $1.03  to  $1.03          $   90          --          1.15%  to  1.70%         3.41%(5)  to   3.33%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --


--------------------------------------------------------------------------------
124 - ACL VARIABLE ANNUITY ACCOUNT 2

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
VANK UIF U.S. REAL EST, CL II
2005           47      $1.22  to  $1.21            $ 58        0.90%         1.15%   to 1.70%        15.42%     to  14.79%
2004            1      $1.05  to  $1.05            $  2          --          1.15%   to 1.70%         4.25%(5)  to   4.18%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

WANGER INTL SM CAP
2005          627      $1.30  to  $1.30            $816        0.52%         1.15%  to  1.70%        20.14%     to  19.48%
2004           35      $1.09  to  $1.08            $ 39          --          1.15%  to  1.70%         8.46%(5)  to   8.39%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

WANGER U.S. SM CO
2005          443      $1.14  to  $1.14            $505          --          1.15%  to  1.70%         9.98%     to   9.38%
2004           22      $1.04  to  $1.04            $ 24          --          1.15%  to  1.70%         3.90%(5)  to   3.82%(5)
2003           --         --         --              --          --            --         --            --             --
2002           --         --         --              --          --            --         --            --             --
2001           --         --         --              --          --            --         --            --             --

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.

(4)  Operations commenced on March 17, 2003.
(5)  Operations commenced on Nov. 15, 2004.

--------------------------------------------------------------------------------
125 - ACL VARIABLE ANNUITY ACCOUNT 2

                                                                 S-6314 D (5/06)

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
AMERICAN CENTURION LIFE ASSURANCE COMPANY

We have audited the accompanying Balance Sheets of American Centurion Life Assurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2005 and 2004, and the related Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of American Centurion Life Assurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2004 American Centurion Life Assurance Company adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

                                                      /s/ Ernst & Young LLP
                                                      ---------------------
                                                          Ernst & Young LLP

Minneapolis, Minnesota
February 27, 2006

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                          2005           2004
ASSETS

Investments:

Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005, $536,780; 2004, $542,451)               $ 535,038       $558,381
   Preferred stocks, at fair value (cost: 2005, $0; 2004, $1,000)                                        --          1,041
Mortgage loans on real estate, at cost (less allowance for loan losses: 2005 and 2004, $920)         75,885         71,283
Trading securities and other investments                                                                 36             76
--------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                             610,959        630,781

Cash and cash equivalents                                                                            14,512          5,808
Reinsurance recoverables                                                                              1,790          2,220
Amounts due from brokers                                                                                  5              8
Accrued investment income                                                                             6,640          6,729
Deferred policy acquisition costs                                                                    19,985         18,342
Deferred sales inducement costs                                                                       1,992          2,195
Deferred income tax assets, net                                                                         585             --
Other assets                                                                                          1,969            254
Separate account assets                                                                              73,790         55,034
--------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                $ 732,227       $721,371
==========================================================================================================================
LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Future policy benefits:
   Fixed annuities                                                                                $ 563,651       $565,676
   Variable annuity guarantees                                                                           63             98
   Traditional life insurance                                                                         1,482          1,691
   Deferred income tax liabilities, net                                                                  --            971
Other liabilities                                                                                       522          1,975
Separate account liabilities                                                                         73,790         55,034
--------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                           $ 639,508       $625,445
--------------------------------------------------------------------------------------------------------------------------

Stockholder's equity:
   Capital stock, $10 par value;
      100,000 shares authorized, issued and outstanding                                               1,000          1,000
   Additional paid-in capital                                                                        56,600         56,600
   Retained earnings                                                                                 36,135         29,098
   Accumulated other comprehensive (loss) income, net of tax:
      Net unrealized securities (losses) gains                                                       (1,016)         9,228
--------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                     92,719         95,926
--------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                        $ 732,227       $721,371
==========================================================================================================================

See accompanying Notes to Financial Statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                       2005            2004         2003
REVENUES

Net investment income                                     $34,476        $33,875       $29,915
Contractholder charges                                        670            663           489
Mortality and expense risk and other fees                   1,047            673           339
Traditional life insurance premiums                            --              1             1
Net realized gain (loss) on investments                     1,941            274          (369)
-----------------------------------------------------------------------------------------------
   Total revenues                                          38,134         35,486        30,375
===============================================================================================

BENEFITS AND EXPENSES

Interest credited to account values                        20,317         20,077        20,085
Amortization of deferred policy acquisition costs           3,035          3,215         2,420
Death and other benefits for investment contracts             586            439           (48)
Other operating expenses                                    2,624          2,221         2,300
-----------------------------------------------------------------------------------------------
   Total benefits and expenses                             26,562         25,952        24,757
-----------------------------------------------------------------------------------------------
Income before income tax provision and accounting change   11,572          9,534         5,618
Income tax provision                                        4,535          3,291         1,902
-----------------------------------------------------------------------------------------------
Income before accounting change                             7,037          6,243         3,716
Cumulative effect of accounting change, net of tax             --            (23)           --
-----------------------------------------------------------------------------------------------
Net income                                                $ 7,037        $ 6,220       $ 3,716
===============================================================================================

See accompanying Notes to Financial Statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                                      2005            2004            2003
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                                             $   7,037       $   6,220       $   3,716
Adjustments to reconcile net income to net cash provided by
 operating activities:
   Cumulative effect of accounting change, net of tax benefit                                 --              23              --
   Amortization of deferred policy acquisition costs                                       3,035           3,215           2,420
   Amortization of deferred sales inducement costs                                           595             377             209
   Capitalization of deferred policy acquisition costs                                    (2,947)         (3,950)         (5,880)
   Capitalization of deferred sales inducement costs                                        (169)           (808)           (596)
   Amortization of premium, net                                                            1,322           1,869             677
   Deferred income taxes                                                                   3,960              29             875
   Policyholder and contractholder charges, non-cash                                          --              --             283
   Net realized (gain) loss on investments                                                (1,941)           (274)            369
   Net realized gain on trading securities                                                    (2)             (2)             (1)
Change in operating assets and liabilities:
   Trading securities, net                                                                    42             (58)            (15)
   Future policy benefits for traditional life insurance                                    (209)            112             (66)
   Reinsurance recoverables                                                                  430             (95)             63
   Accrued investment income                                                                  89            (770)         (1,118)
   Other assets and liabilities, net                                                      (3,192)            467            (479)
---------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                            8,050           6,355             457
---------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                                                  87,781          25,987          38,080
   Maturities, sinking fund payments and calls                                            91,419          52,801          91,078
   Purchases                                                                            (171,910)       (132,250)       (213,462)
Other investments:
   Sales, maturities, sinking fund payments and calls                                      3,676           1,879           2,375
   Purchases                                                                              (8,278)        (10,543)        (16,605)
   Change in amounts due to and from brokers, net                                              3           2,137         (17,557)
---------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities                                  2,691         (59,989)       (116,091)
---------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts:
   Considerations received                                                                35,687          72,612         114,369
   Interest credited to account values                                                    20,317          20,077          20,085
   Surrenders and other benefits                                                         (58,041)        (55,801)        (38,855)
Capital contributions                                                                         --              --          20,000
---------------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities                                 (2,037)         36,888         115,599
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                                       8,704         (16,746)            (35)
Cash and cash equivalents at beginning of year                                             5,808          22,554          22,589
---------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                               $  14,512       $   5,808       $  22,554
=================================================================================================================================

Supplemental disclosures:
   Income taxes paid                                                                   $   2,216       $   3,864       $     711
   Interest on borrowings                                                                     --              --               6

See accompanying Notes to Financial Statements

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY


                                                                                            ADDITIONAL             ACCUMULATED OTHER
                                                                               CAPITAL       PAID-IN      RETAINED   COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)         TOTAL           STOCK        CAPITAL      EARNINGS    INCOME/(LOSS)
------------------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2002                                  $ 69,302       $  1,000       $36,600      $19,162      $ 12,540
Comprehensive income:
   Net income                                                     3,716                                     3,716
   Change in unrealized holding losses on securities, net        (2,073)                                                 (2,073)
                                                               ---------
   Total comprehensive income                                     1,643
Cash contribution from parent                                    20,000                       20,000
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003                                    90,945          1,000        56,600       22,878        10,467
Comprehensive income:
   Net income                                                     6,220                                     6,220
   Change in unrealized holding gains on securities, net         (1,239)                                                 (1,239)
                                                               ---------
   Total comprehensive income                                     4,981
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004                                    95,926          1,000        56,600       29,098         9,228
Comprehensive loss:
   Net income                                                     7,037                                                   7,037
   Change in unrealized holding losses on securities, net       (10,244)                                                (10,244)
                                                               ---------
   Total comprehensive loss                                      (3,207)
------------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2005                                  $ 92,719       $  1,000       $56,600      $36,135      $ (1,016)
====================================================================================================================================

See accompanying Notes to Financial Statements.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

American Centurion Life Assurance Company (American Centurion Life) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, Alabama and Delaware. American Centurion Life is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is domiciled in Minnesota. IDS Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). American Centurion Life issues fixed and variable annuity contracts primarily through financial institutions and independent broker-dealers. American Centurion Life also markets annuity products directly, generally to persons holding an American Express(R) Card.

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005 American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholding in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees.

American Centurion Life's principal products are deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. American Centurion Life's fixed deferred annuities guarantee a minimum annual interest rate during the accumulation period (the time before annuity payments begin). However, American Centurion Life has the option of paying a higher rate set at its discretion.

Under American Centurion Life's variable annuity products described above, the purchaser may choose among investment options that include American Centurion Life's "general account" and separate account investment options. Separate account options include accounts investing in common stocks, bonds, managed funds and/or short-term securities.

Basis of Presentation

The accompanying Financial Statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance, as reconciled in Note 12. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. American Centurion Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Centurion Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Trading Securities and Other Investments

Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized in the Statements of Income within net investment income.

CASH AND CASH EQUIVALENTS

American Centurion Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. For annuity products, DAC is amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For American Centurion Life's annuity products, the DAC balances at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balances. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality levels, and contractholder behavior over periods extending well into the future. Projection periods used for American Centurion Life's annuity business are typically 10 to 25 years. Management regularly monitors financial market conditions and actual contractholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balances and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in DAC balances and an increase in DAC amortization expenses while a decrease in amortization percentage will result in an increase in DAC balances and a decrease in DAC amortization expenses. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders. American Centurion Life receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels and guaranteed minimum death benefit (GMDB) fees from the related accounts. In addition, American Centurion Life also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity products, which vary based on the level of variable assets.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

American Centurion Life provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Centurion Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Centurion Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

LIABILITIES FOR FUTURE POLICY BENEFITS AND CLAIMS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Centurion Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Centurion Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up
(GGU) benefits. In addition, American Centurion Life offers contracts containing guaranteed minimum withdrawal benefit (GMWB), guaranteed minimum income benefit
(GMIB) and guaranteed minimum accumulation benefit (GMAB) provisions.

Effective January 1, 2004, liabilities for GMDB, GGU and GMIB benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 4 for more information about these guaranteed benefits.

GMWB and GMAB provisions are considered embedded derivatives under Statement of Financial Accounting Standards Board No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133) and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts within the Statements of Income.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 6.9% at December 31, 2005, depending on year of issue, with an average rate of approximately 5.4%.

REVENUES AND EXPENSES

American Centurion Life's principal sources of revenue include net investment income, contractholder charges and mortality and expense risk and other fees.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale and mortgage loans on real estate. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder Charges

Contractholder charges include administrative and surrender charges on annuities and are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk and administration fees, which are generated directly and indirectly from American Centurion Life's separate account assets. American Centurion Life's mortality and expense risk and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Income Taxes

American Centurion Life's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. American Centurion Life's taxable income will be included with IDS Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. American Centurion Life provides for income taxes on a separate return basis, except that, under an agreement with IDS Life, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of IDS Life that IDS Life will reimburse subsidiaries for all tax benefits.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. American Centurion Life anticipates the impact of FSP FAS 115-1 and FAS 124-1 on American Centurion Life's results of operations and financial condition will not be material.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. American Centurion Life is currently evaluating the impact of SOP 05-1 on American Centurion Life's results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. American Centurion Life does not anticipate SFAS 154 will materially impact its Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on American Centurion Life's results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $23 thousand ($36 thousand pretax). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits amounted to $60 thousand as compared to amounts expensed in 2003 and 2002 of $34 thousand and $22 thousand, respectively. American Centurion Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on American Centurion Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

The entities considered VIE's under FIN 46 included secured loan trusts (SLTs) for which American Centurion Life has a 1.2% ownership interest in each of two SLT structures (which were sold in 2005). The SLTs provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. However, American Centurion Life was not required to consolidate the SLTs as it was not the primary beneficiary. As of December 31, 2004, American Centurion Life's pro rata interest in the underlying portfolio consisted of $12.4 million in high-yield loans, which have a market value of $12.5 million.

2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

-------------------------------------------------------------------------------------------------------------
                                                                          GROSS          GROSS
                                                        AMORTIZED      UNREALIZED     UNREALIZED       FAIR
(THOUSANDS)                                                COST           GAINS         LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                             $264,003        $ 4,492       $(3,581)      $264,914
   Mortgage and other asset-backed securities             196,738          1,215        (3,106)       194,847
   Foreign corporate bonds and obligations                 54,675            692          (937)        54,430
   U.S. Government and agencies obligations                20,364             --          (466)        19,898
   State and municipal obligations                          1,000             --           (51)           949
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                    536,780          6,399        (8,141)       535,038
-------------------------------------------------------------------------------------------------------------
   Total                                                 $536,780        $ 6,399       $(8,141)      $535,038
-------------------------------------------------------------------------------------------------------------

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

-------------------------------------------------------------------------------------------------------------
                                                                          GROSS          GROSS
                                                        AMORTIZED      UNREALIZED     UNREALIZED       FAIR
(THOUSANDS)                                                COST           GAINS         LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                             $255,507        $11,773       $  (541)      $266,739
   Mortgage and other asset-backed securities             201,972          3,940          (682)       205,230
   Foreign corporate bonds and obligations                 46,752          1,883          (221)        48,414
   U.S. Government and agencies obligations                22,008             72           (80)        22,000
   State and municipal obligations                          1,000             --           (36)           964
   Structured investments(a)                               15,212             --          (178)        15,034
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                    542,451         17,668        (1,738)       558,381
Preferred stocks                                            1,000             41            --          1,041
-------------------------------------------------------------------------------------------------------------
   Total                                                 $543,451        $17,709       $(1,738)      $559,422
-------------------------------------------------------------------------------------------------------------

(a) Includes unconsolidated collateralized debt obligations and SLTs.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

At both December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 88% of American Centurion Life's total investments. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $4.0 million and $7.5 million of securities at December 31, 2005 and 2004, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P's. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating (excluding net unrealized appreciation and depreciation) on December 31 is as follows:

Rating                                                                   2005         2004
-------------------------------------------------------------------------------------------
AAA                                                                        41%          42%
AA                                                                          6            3
A                                                                          19           18
BBB                                                                        26           29
Below investment grade                                                      8            8
-------------------------------------------------------------------------------------------
   Total                                                                 100%         100%
-------------------------------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 38% and 51%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                      LESS THAN 12 MONTHS          12 MONTHS OR MORE              TOTAL
-----------------------------------------------------------------------------------------------------------------------------
                                                   FAIR      UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                        VALUE        LOSSES        VALUE        LOSSES        VALUE         LOSSES
-----------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $116,639      $(2,654)      $20,580      $  (927)      $137,219      $(3,581)
Mortgage and other asset-backed securities        89,000       (1,404)       45,293       (1,702)       134,293       (3,106)
Foreign corporate bonds and obligations           18,889         (573)        8,357         (364)        27,246         (937)
U.S. Government and agencies obligations          19,898         (466)           --           --         19,898         (466)
State and municipal obligations                      949          (51)           --           --            949          (51)
-----------------------------------------------------------------------------------------------------------------------------
   Total                                        $245,375      $(5,148)      $74,230      $(2,993)      $319,605      $(8,141)
-----------------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                      LESS THAN 12 MONTHS          12 MONTHS OR MORE              TOTAL
-----------------------------------------------------------------------------------------------------------------------------
                                                   FAIR      UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                        VALUE        LOSSES        VALUE        LOSSES        VALUE         LOSSES
-----------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $ 33,453      $  (266)      $ 9,232      $(275)      $ 42,685      $  (541)
Mortgage and other asset-backed securities        67,901         (682)           --         --         67,901         (682)
Foreign corporate bonds                            9,525          (80)        6,451       (141)        15,976         (221)
U.S. Government and agencies obligations           9,887          (80)           --         --          9,887          (80)
State and municipal obligations                       --           --           964        (36)           964          (36)
Structured investments                                --           --        11,642       (178)        11,642         (178)
-----------------------------------------------------------------------------------------------------------------------------
   Total                                        $120,766      $(1,108)      $28,289      $(630)      $149,055      $(1,738)
-----------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, American Centurion Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
 NUMBER OF SECURITIES)

                        LESS THAN 12 MONTHS                       12 MONTHS OR MORE                            TOTAL
------------------------------------------------------------------------------------------------------------------------------------
RATIO OF                                      GROSS                                  GROSS                                  GROSS
FAIR VALUE TO    NUMBER OF                 UNREALIZED   NUMBER OF                 UNREALIZED     NUMBER OF                UNREALIZED
AMORTIZED COST  SECURITIES    FAIR VALUE     LOSSES     SECURITIES   FAIR VALUE     LOSSES      SECURITIES   FAIR VALUE     LOSSES
------------------------------------------------------------------------------------------------------------------------------------
95% - 100%          183          $236          $(4)         39           $54         $(2)          222          $290          $(6)
90% - 95%            22             7           (1)         11            20          (1)           33            27           (2)
80% - 90%             5             2           --           1            --          --             6             2           --
------------------------------------------------------------------------------------------------------------------------------------
   Total            210          $245          $(5)         51           $74         $(3)          261          $319          $(8)
------------------------------------------------------------------------------------------------------------------------------------

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 98% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $449 thousand. The securities related to this issuer have a fair value to amortized cost ratio of 90%-95% and have been in an unrealized loss position for 12 months or more.

American Centurion Life monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding American Centurion Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, American Centurion Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, American Centurion Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC and DSIC to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents these components of other comprehensive income
(loss), net of tax:

(THOUSANDS)                                                                                2005          2004          2003
-----------------------------------------------------------------------------------------------------------------------------
Holding losses, net of tax of $5,520, $453, and $1,107, respectively                    $(10,252)      $  (841)      $(2,057)
Reclassification of realized gains, net of tax of $680, $96, and $95, respectively        (1,262)         (178)         (176)
DAC, net of tax of $606, $48 and $85, respectively                                         1,125           (89)          160
DSIC, net of tax of $78, $70, and $0, respectively                                           145          (131)           --
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                        $(10,244)      $(1,239)      $(2,073)
-----------------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

                                                                         AMORTIZED      FAIR
(THOUSANDS)                                                                COST         VALUE
----------------------------------------------------------------------------------------------
Due within 1 year                                                       $ 15,151      $ 15,327
Due after 1 through 5 years                                               96,096        97,239
Due after 5 through 10 years                                             205,609       204,684
Due after 10 years                                                        23,186        22,941
----------------------------------------------------------------------------------------------
                                                                         340,042       340,191
Mortgage and other asset-backed securities                               196,738       194,847
----------------------------------------------------------------------------------------------
Total                                                                   $536,780      $535,038
----------------------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                                2005            2004          2003
----------------------------------------------------------------------------------------------
Sales                                                    $ 87,781       $ 25,987      $ 38,080
Maturities, sinking fund payments and calls              $ 91,419       $ 52,801      $ 91,078
Purchases                                                $171,910       $132,250      $213,462
----------------------------------------------------------------------------------------------

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                                2005            2004          2003
-----------------------------------------------------------------------------------------------
Gross realized gains from sales                            $2,474          $ 474       $ 2,817
Gross realized losses from sales                           $ (435)         $(200)      $(1,219)
Other-than-temporary impairments                           $  (98)         $  --       $(1,327)
-----------------------------------------------------------------------------------------------

The $1.3 million of other-than-temporary impairments in 2003 consisted of $0.4 million related to corporate debt securities and $0.9 million related to American Centurion Life's interests in a CDO securitization trust which was sold in 2005 as discussed below.

During the second quarter of 2005, American Centurion Life sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $1.0 million. The carrying value of this retained interest was $11.6 million at December 31, 2004, of which $8.6 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $1.0 million were on deposit with the State of New York as required by law.

MORTGAGE LOANS ON REAL ESTATE, NET

The following is a summary of mortgage loans on real estate at December 31:

(THOUSANDS)                                                                2005         2004
-----------------------------------------------------------------------------------------------
Mortgage loans on real estate                                            $76,805       $72,203
Less: allowance for loan losses                                             (920)         (920)
-----------------------------------------------------------------------------------------------
Net mortgage loans                                                       $75,885       $71,283
-----------------------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. American Centurion Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

At December 31, 2005 and 2004, American Centurion Life's recorded investment in impaired mortgage loans on real estate was nil. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was nil. American Centurion Life recognized nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                                  2005           2004          2003
-----------------------------------------------------------------------------------------------
Balance, beginning of year                                   $920           $920          $278
Provision for mortgage loan losses                             --             --           642
-----------------------------------------------------------------------------------------------
Balance, end of year                                         $920           $920          $920
-----------------------------------------------------------------------------------------------

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

(THOUSANDS)                                      2005                               2004
-----------------------------------------------------------------------------------------------------
                                      ON BALANCE         FUNDING        ON BALANCE           FUNDING
REGION                                   SHEET         COMMITMENTS         SHEET          COMMITMENTS
-----------------------------------------------------------------------------------------------------
South Atlantic                       $    17,215       $        --      $    16,154       $        --
Mountain                                  15,566             1,700           15,937                --
Pacific                                   14,104                --           12,687                --
West North Central                         8,039                --            8,302                --
East North Central                         7,519                --            4,241                --
Middle Atlantic                            4,764                --            4,892                --
East South Central                         3,974                --            2,748                --
West South Central                         3,902                --            5,465                --
New England                                1,722                --            1,777                --
-----------------------------------------------------------------------------------------------------
                                          76,805             1,700           72,203                --
Less: allowance for loan losses             (920)               --             (920)               --
-----------------------------------------------------------------------------------------------------
       Total                         $    75,885       $     1,700      $    71,283       $        --
-----------------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(THOUSANDS)                                      2005                               2004
-----------------------------------------------------------------------------------------------------
                                      ON BALANCE         FUNDING         ON BALANCE         FUNDING
PROPERTY TYPE                            SHEET         COMMITMENTS          SHEET         COMMITMENTS
-----------------------------------------------------------------------------------------------------
Industrial buildings                 $    24,496       $        --      $    19,821       $        --
Office buildings                          24,335                --           25,079                --
Department/retail stores                  19,361                --           18,180                --
Medical buildings                          3,460             1,700            2,398                --
Mixed use                                  2,671                --            4,175                --
Apartments                                 2,482                --            2,550                --
-----------------------------------------------------------------------------------------------------
                                          76,805             1,700           72,203                --
Less: allowance for loan losses             (920)               --             (920)               --
-----------------------------------------------------------------------------------------------------
       Total                         $    75,885       $     1,700      $    71,283       $        --
-----------------------------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                 2005              2004           2003
-----------------------------------------------------------------------------------------------------
Income on fixed maturities                               $29,098           $28,702        $25,649
Income on mortgage loans on real estate                    4,835             4,615          4,278
Trading securities and other investments                     956               726            358
-----------------------------------------------------------------------------------------------------
                                                          34,889            34,043         30,285
Less: investment expenses                                    413               168            370
-----------------------------------------------------------------------------------------------------
   Total                                                 $34,476           $33,875        $29,915
-----------------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                 2005              2004           2003
-----------------------------------------------------------------------------------------------------
Fixed maturities                                          $1,941              $274         $ 271
Mortgage loans on real estate                                 --                --          (642)
Other investments                                             --                --             2
-----------------------------------------------------------------------------------------------------
   Total                                                  $1,941              $274         $(369)
-----------------------------------------------------------------------------------------------------

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                2005           2004           2003
--------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                               $ 18,342       $ 17,744       $ 14,039
Capitalization of acquisition costs                                                         2,947          3,950          5,880
Amortization, excluding impact of changes in assumptions                                   (3,335)        (3,215)        (2,720)
Amortization, impact of annual third quarter changes in DAC-related assumptions               300             --            300
Impact of changes in net unrealized securities losses (gains)                               1,731           (137)           245
--------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                     $ 19,985       $ 18,342       $ 17,744
--------------------------------------------------------------------------------------------------------------------------------

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                           2005          2004          2003
--------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                         $ 2,195       $ 1,965       $ 1,578
Capitalization of sales inducements                                    169           808           596
Amortization                                                          (595)         (377)         (209)
Impact of changes in net unrealized securities losses (gains)          223          (201)           --
--------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                               $ 1,992       $ 2,195       $ 1,965
--------------------------------------------------------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB and GMIB. See Note 9 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB and GMAB.

The majority of the variable annuity contracts offered by American Centurion Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. American Centurion Life has established additional liabilities for these variable annuity death benefits and GMIB provisions.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees). Similarly, the GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

In determining the additional liabilities for variable annuity death benefits and GMIB, American Centurion Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The following provides summary information related to variable annuity contracts for which American Centurion Life has established additional liabilities for death benefits and GMIB as of December 31:

---------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GMDB AND GMIB BY BENEFIT TYPE
(DOLLARS IN THOUSANDS)                                                                                  2005         2004
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium           Total Contract Value                     $23,563      $15,068
                                                              Contract Value in Separate Accounts      $15,960      $ 6,966
                                                              Net Amount at Risk*                      $   184      $   175
                                                              Weighted Average Attained Age                 61           61
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet            Total Contract Value                     $70,767      $66,312
                                                              Contract Value in Separate Accounts      $54,861      $48,018
                                                              Net Amount at Risk*                      $   848      $ 1,420
                                                              Weighted Average Attained Age                 62           61
---------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                                     Total Contract Value                     $ 3,682      $    --
                                                              Contract Value in Separate Accounts      $ 2,886      $    --
                                                              Net Amount at Risk*                      $   280      $    --
                                                              Weighted Average Attained Age                 73           --
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMIB                                           Total Contract Value                     $29,212      $23,785
                                                              Contract Value in Separate Accounts      $25,584      $20,002
                                                              Net Amount at Risk*                      $     8      $    --
                                                              Weighted Average Attained Age                 58           55
---------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

--------------------------------------------------------------------------------------------------------
ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                  GMDB & GGU
--------------------------------------------------------------------------------------------------------
For the year ended December 31, 2005        Liability balance at January 1                        $ 98
                                            Reported claims                                       $ 11
                                            Liability balance at December 31                      $ 26
                                            Incurred claims (reported + change in liability)      $(61)
--------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

5. INCOME TAXES

American Centurion Life qualifies as a life insurance company for federal income tax purposes. As such, American Centurion Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions (benefits) for income taxes were:

(THOUSANDS)                                          2005          2004        2003
-------------------------------------------------------------------------------------
Federal income tax:
   Current                                         $  (193)      $2,949      $ 1,053
   Deferred                                          3,960           29          875
-------------------------------------------------------------------------------------
Total federal income taxes                           3,767        2,978        1,928
State income taxes-current                             768          313          (26)
-------------------------------------------------------------------------------------
Income tax provision before accounting change      $ 4,535       $3,291      $ 1,902
-------------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                            2005              2004           2003
--------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                  35.0%             35.0%          35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                  (0.4)             (0.2)          (0.4)
   State income taxes, net of federal benefit                4.3               2.2           (0.3)
   Other, net                                                0.3              (2.5)          (0.5)
--------------------------------------------------------------------------------------------------
Income tax provision before accounting change               39.2%             34.5%          33.8%
--------------------------------------------------------------------------------------------------

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of American Centurion Life's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                         2005         2004
---------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                                 $4,062      $  4,276
   Other investments                                                2,175         5,460
   Deferred taxes related to net securities unrealized losses         547            --
   Other                                                               33           652
---------------------------------------------------------------------------------------
Total deferred income tax assets                                    6,817        10,388
---------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                                4,971         4,845
   Deferred taxes related to net securities unrealized gains           --         4,969
   Other                                                            1,261         1,545
---------------------------------------------------------------------------------------
Total deferred income tax liabilities                               6,232        11,359
---------------------------------------------------------------------------------------
Deferred income tax assets (liabilities), net                      $  585      $   (971)
---------------------------------------------------------------------------------------

A portion of American Centurion Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2005, American Centurion Life had a policyholder's surplus account balance of $1.1 million. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provides a two-year suspension of the tax on policyholders' surplus account distributions. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or American Centurion Life is liquidated. Deferred taxes of $0.4 million have not been established as distributions of the policyholder's surplus account balance are contemplated in 2006.

American Centurion Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in American Centurion Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. American Centurion Life has $5.1 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of American Centurion Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable American Centurion Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

As a result of the separation of Ameriprise Financial from American Express, American Centurion Life will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, American Centurion Life will also be required to file a separate short period tax return as part of an IDS Life life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income (loss) in the Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                                 2005              2004           2003
--------------------------------------------------------------------------------------------------
Net unrealized securities losses                          $5,516              $667         $1,117
--------------------------------------------------------------------------------------------------
Net income tax benefit                                    $5,516              $667         $1,117
--------------------------------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Dividends which exceed the lesser or ten percent of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, who has the authority to disapprove and prevent payment thereof. American Centurion Life's statutory surplus, determined in accordance with accounting practices prescribed by the State of New York, aggregated $56.1 million and $48.5 million as of December 31, 2005 and 2004, respectively. Dividends exceeding $5.6 million in 2006 would be subject to the pre-notification requirement.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                 2005              2004           2003
--------------------------------------------------------------------------------------------------
Statutory net income                                     $ 7,353           $ 7,768       $(11,745)
Statutory capital and surplus                             57,095            49,550         42,904

American Centurion Life is subject to regulatory capital requirements. Actual capital, determined on a statutory basis, as of December 31, 2005 and 2004 was $61.7 million and $53.4 million, respectively. Actual capital, as defined by the National Association of Insurance Commissioners for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves. The regulatory capital requirement was $12.7 million and $13.8 million as of December 31, 2005 and 2004, respectively.

7. RELATED PARTY TRANSACTIONS

American Centurion Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. American Centurion Life's share of the total net periodic pension cost was $6 thousand in 2005, $4 thousand in 2004, and $5 thousand in 2003.

American Centurion Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2005, 2004 and 2003 were $17 thousand, $13 thousand and $25 thousand, respectively.

Charges by IDS Life and Ameriprise Financial for use of joint facilities, technology support, marketing services and other services aggregated $3.8 million, $2.6 million, and $3.0 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life may not be reflective of expenses that would have been incurred by IDS Life on a stand-alone basis.

Included in other liabilities at December 31, 2005 and 2004 are $1.1 million and $474 thousand, respectively, payable to IDS Life for federal income taxes.

8. REINSURANCE

American Centurion Life has an agreement whereby it ceded 100% of a block of individual life insurance and individual annuities to an unaffiliated company. At December 31, 2005, 2004 and 2003, traditional life insurance in force aggregated $85.1 million, $97.2 million and $105.4 million, respectively, of which $85.0 million, $97.1 million and $105.3 million, was reinsured at the respective year ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1.1 million, $1.2 million and $1.1 million and reinsurance recovered from reinsurers amounted to $307 thousand, $610 thousand and $920 thousand, for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance contracts do not relieve American Centurion Life from its primary obligation to policyholders. Life insurance in force is reported on a statutory basis.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

9. DERIVATIVE FINANCIAL INSTRUMENTS

Embedded Derivatives

Certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The changes in fair value of the GMWB and GMAB features are recognized in death and other benefits for investment contracts. The fair value of the embedded options for GMWB and GMAB is recognized in future policy benefits for variable annuity guarantees in the Balance Sheets. The total fair value of these instruments was $35 thousand and nil at December 31, 2005 and 2004, respectively.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of American Centurion Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                      2005                         2004
----------------------------------------------------------------------------------------------------------------
                                                             CARRYING         FAIR        CARRYING        FAIR
(THOUSANDS)                                                    VALUE          VALUE         VALUE         VALUE
----------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values      $ 14,512      $ 14,512      $  5,808      $  5,808
Available-for-Sale securities                                  535,038       535,038       559,422       559,422
Mortgage loans on real estate, net                              75,885        80,365        71,283        77,127
Trading securities                                                  36            36            76            76
Separate account assets                                         73,790        73,790        55,034        55,034

FINANCIAL LIABILITIES
Fixed annuity reserves                                        $562,034      $551,818      $564,282      $551,784
Separate account liabilities                                    73,790        71,232        55,034        52,957
Derivative financial instruments                                   341           341           174           174
----------------------------------------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

Trading securities are carried at fair value in the Balance Sheets with changes in fair value recognized in current period earnings.

Separate account assets are carried at fair value in the Balance Sheets.

American Centurion Life Assurance Company
--------------------------------------------------------------------------------

FINANCIAL LIABILITIES

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $1.6 million and $1.4 million as of December 31, 2005 and 2004, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $14.1 million and $16.7 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $7.7 million and $5.6 million as of December 31, 2005 and 2004, respectively.

Derivative financial instruments are carried at fair value within other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.

11. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, American Centurion Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. American Centurion Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Centurion Life is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. American Centurion Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines American Centurion Life's federal income tax returns and recently completed its audit of American Centurion Life for the 1993 through 1996 tax years. The IRS is currently conducting an audit of American Centurion Life for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on American Centurion Life's financial condition or results of operations as a result of these audits.

12. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(THOUSANDS)                                                         2005            2004          2003
---------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                 $  7,037       $  6,220       $  3,716
Deferred policy acquisition costs                                       88           (687)        (3,618)
Adjustments of future policy benefit liabilities                    (1,373)          (236)       (11,953)
Deferred income tax expense                                          3,960          2,907            875
Interest maintenance reserves loss transfer and amortization        (1,483)          (535)        (1,306)
Deferred surrender charge                                            1,679            (37)           (68)
Other, net                                                          (2,555)           136            609
---------------------------------------------------------------------------------------------------------
Statutory-basis net income (loss)                                 $  7,353       $  7,768       $(11,745)
---------------------------------------------------------------------------------------------------------

(THOUSANDS)                                                           2005           2004           2003
---------------------------------------------------------------------------------------------------------
Stockholder's equity, per accompanying financial statements       $ 92,719       $ 95,926       $ 90,945
Deferred policy acquisition costs                                  (19,985)       (18,342)       (17,744)
Deferred sales inducements                                          (1,992)        (2,195)        (1,965)
Adjustments of future policy benefit liabilities                   (13,072)        (9,643)        (9,983)
Adjustments of reinsurance ceded reserves                           (1,790)        (2,220)        (2,125)
Deferred income tax liabilities                                       (196)         4,245          2,519
Asset valuation reserve                                             (4,653)        (3,888)        (2,762)
Net unrealized loss (gain) on investments                            2,663        (15,051)       (16,618)
Other, net                                                           3,401            718            637
---------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                               $ 57,095       $ 49,550       $ 42,904
---------------------------------------------------------------------------------------------------------

PART C.

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          ACL Variable Annuity Account 2
              Report of Independent Registered Public Accounting Firm dated March 31, 2006
              Statements of Assets and Liabilities as of Dec. 31, 2005 Statement of Operations for the year ended Dec. 31, 2005 Statements of Changes in Net Assets for the years ended Dec. 31, 2005 and 2004.
              Notes to Financial Statements

          American Centurian Life Assurance Company
              Report of Independent Registered Public Accounting Firm dated Feb. 27, 2006
              Consolidated Balance Sheets as of Dec. 31, 2005 and 2004 Consolidated Statements of Income, Stockholder's Equity and Cash Flows for each of the years ended Dec. 31, 2005, 2004 and 2003 Notes to Consolidated Financial Statements

     (b)  Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 292 subaccounts dated February 5, 2003 filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 276 subaccounts dated August 23, 2004 filed electronically on or about Dec. 3, 2004 as Exhibit 1.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-101051 is incorporated by reference.

1.4 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as Exhibit to Registrant's Post-Effective Amendment No. 12 to Registration Statement No.333-101051 is filed electronically herewith.

2.   Not applicable.

3.   Form of Variable Annuity Distribution Agreement filed electronically as
     Exhibit 3 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.1 Form of Flexible Payment Deferred Annuity Contract (form 45054), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.2 Form of Annuity Endorsement (form 45065) filed on or about June 22, 1998, filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

4.3 Form of Non-qualified Variable Annuity contract (form 272250) filed electronically as Exhibit 4.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.4 Form of IRA contract (form 272251) filed electronically as Exhibit 4.4 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.5 Form of SEP-IRA contract (form 272252) filed electronically as Exhibit 4.5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.6 Form of TSA-401 contract (form 272253) filed electronically as Exhibit 4.6 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.7 Form of Maximum Anniversary Value Death Benefit rider (form 272255) filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.8 Form of Guaranteed Minimum Income Benefit rider-MAV (form 272256) filed electronically as Exhibit 4.8 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.9 Form of Guaranteed Minimum Income Benefit rider-6% Rising Floor (form 272257) filed electronically as Exhibit 4.9 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.10 Form of Performance Credit rider (form 272258) filed electronically as
     Exhibit 4.10 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.11 Form of Deferred Annuity Contract (form 272877) filed electronically as
     Exhibit 4.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.12 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDP) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.13 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 272872) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.15 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
     Base) (form 272873) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 272874) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit (form 272875-NY) filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.18 Form of Annuity Endorsement - Tax Sheltered Annuity (form 272865) filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.19 Form of Annuity Endorsement - 401(a) (form 272866) filed electronically as
     Exhibit 4.19 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.20 Form of Annuity Endorsement - Unisex Endorsement (form 272867) filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.21 Form of Annuity Endorsement - IRA and SEP IRA (form 272170) filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.22 Form of Annuity Endorsement - Roth IRA (form 272171) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.23 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDPIN3) filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.24 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-NY) filed electronically as Exhibit 4.24 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.25 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568-NY) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

5.1 Application for American Centurion Life Variable Annuity (form 45055), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

5.2  Form of Variable Annuity Application (form 272254) filed electronically as
     Exhibit 5.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

5.3 Form of Variable Annuity Application (form 272885 - NY) filed electronically as Exhibit 5.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

5.4  Form of Variable Annuity Application (273635-NY) filed electronically as
     Exhibit 5.4 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

6.1 Amended and Restated By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.2 Amended and Restated Articles of Incorporation of American Centurion Life Assurance Company, filed electronically as Exhibit 6.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.3 Emergency By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.4 Amended and Restated By-Laws of American Centurion Life Assurance Company filed electronically as Exhibit 6.4 to the Initial Registration Statement No. 333-101051, filed on or about November 6, 2002, is incorporated herein by reference.

7.   Not applicable.

8.1 Copy of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Centurion Life Assurance Company and American Express Financial Advisors Inc., dated October 30, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.2 Form of Extension of Participation Agreement Termination date among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global Inc., dated October 20, 1998, and Copy of Notice of Termination of Participation Agreement among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global, Inc., dated August 25, 1998, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement among American Centurion Life Assurance Company and GT Global Variable Investment Trust and GT Global Variable Investment Series and GT Global, Inc., dated May 30, 1997, filed electronically as Exhibit 8.3 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.3 Copy of Participation Agreement by and among MFS Variable Insurance Trust and American Centurion Life Assurance Company and Massachusetts Financial Services Company, dated February 1, 2003, filed electronically as Exhibit
     8.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about April 24, 2003 is incorporated by reference.

8.4 Copy of Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc., and American Centurion Life Assurance Company, dated September 4, 1998, filed electronically to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and American Centurion Life Assurance Company dated as of August 1, 2005 filed as Exhibit 8.4 to Post-Effective Amendment No. 12 to Registration Statement No. 333-101051 is filed electronically herewith.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Auditors for RiverSource Endeavor Select(SM) Variable Annuity is filed electronically herewith.

10.2 Consent of Independent Auditors for RiverSource Innovations(SM) Select Variable Annuity is filed electronically herewith.

10.3 Consent of Independent Auditors for RiverSource Innovations(SM) Variable Annuity is filed electronically herewith.

11.  None.

12.  Not applicable.

13.1 Power of Attorney to sign Amendments to this Registration Statement, dated Oct. 21, 2005 is filed electronically herewith as Exhibit 13.1 to Post-Effective Amendment No. 12 to Registration Statement No. 333-101051.

13.2 Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004, filed as Exhibit 13.2 to Post-Effective Amendment No. 7 to Registration Statement No. 333-101051 is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (American Centurion Life Assurance Company)

Name                            Principal Business Address*                  Positions and Offices with Depositor
------------------------------- -------------------------------------------- ------------------------------------------
Gumer C. Alvero                 1765 Ameriprise Financial Center             Director, Vice President -
                                Minneapolis, MN 55474                        Annuities

Timothy V. Bechtold             249 Ameriprise Financial Center              Director, President and Chief
                                Minneapolis, MN 55474                        Executive Officer

Walter S. Berman                                                             Vice President and Treasurer

Maureen A. Buckley              20 Madison Ave. Extension                    Director, Vice President, Chief
                                P.O. Box 5555                                Operating Officer, Consumer Affairs
                                Albany, NY  12205-0555                       Officer, Claims Officer and Anti-Money Laudering
                                                                             Officer

Rodney P. Burwell               Xerxes Corporation                           Director
                                7901 Xerxes Ave. So.
                                Suite 201
                                Bloomington, MN 55431-1253
Richard N. Bush                 172 Ameriprise Financial Center              Senior Vice President - Corporate Tax
                                Minneapolis, MN 55474

Robert R. Grew                  Carter, Ledyard & Milburn                    Director
                                2 Wall Street
                                New York, NY  10005-2072

Martin T. Griffin               172 Ameriprise Financial Center              Director
                                Minneapolis, MN 55474

Ronald L. Guzior                Bollam, Sheedy, Torani                       Director
                                & Co. LLP CPA's
                                26 Computer Drive West
                                Albany, NY 12205

Gregory C. Johnson                                                           Director

Michelle M. Keeley              257 Ameriprise Financial Center              Vice President - Investments
                                Minneapolis, MN 55474

Jean B. Keffeler                3820 Grand Way Apt. 409                      Director
                                Saint Louis Park, MN  55416

Eric L. Marhoun                 50605 Ameriprise Financial Center            General Counsel
                                Minneapolis, MN  55474

Thomas R. McBurney              4900 IDS Center                              Director
                                80 South Eighth Street
                                Minneapolis, MN  55402

Jeryl A. Millner                138 Ameriprise Financial Center              Director
                                Minneapolis, MN 55474

Mary Ellyn Minenko              50607 Ameriprise Financial Center            Counsel and Assistant Secretary
                                Minneapolis, MN 55474

Thomas W. Murphy                264 Ameriprise Financial Center              Vice President - Investments
                                Minneapolis, MN 55474

Thomas V. Nicolosi              Suite 220                                    Director
                                500 Mamaroneck Avenue
                                Harrison, NY  10528

Julie A. Ruether                                                             Chief Compliance Officer, Assistant Secretary

David K. Stewart                                                             Vice President and Controller

Heather M. Somers                                                            Assistant General Counsel and
                                                                             Assistant Secretary

Beth E. Weimer                                                               Chief Compliance Officer -
                                                                             Insurance Special Accounts

Michael R. Woodward             32 Ellicot St.                               Director
                                Suite 100
                                Batavia, NY  14020

* Unless otherwise noted, the principal business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Ameriprise Financial Services Inc.                                                        Delaware
            American Express Financial Advisors Japan Inc.                                Delaware
            American Express Management Company S.A.                                      Luxembourg
Ameriprise Trust Company                                                                  Minnesota
IDS Life Insurance Company                                                                Minnesota
            IDS REO 1, LLC                                                                Minnesota
            IDS REO 2, LLC                                                                Minnesota
            American Partners Life Insurance Company                                      Arizona
            IDS Life Insurance Company of New York                                        New York
            American Enterprise Life Insurance Company                                    Indiana
                       American Enterprise REO 1, LLC                                     Minnesota
            American Centurion Life Assurance Company                                     New York
            RiverSource Tax Advantaged Investments, Inc.                                  Delaware
                       AEXP Affordable Housing Portfolio LLC                              Delaware
Ameriprise Certificate Company                                                            Delaware
            Investors Syndicate Development Corp.                                         Nevada
            American Express International Deposit Company                                Cayman Islands
American Express Insurance Agency of Alabama Inc.                                         Alabama
American Express Insurance Agency of Arizona Inc.                                         Arizona
American Express Insurance Agency of Idaho Inc.                                           Idaho
American Express Insurance Agency of Indiana Inc.                                         Indiana
American Express Insurance Agency of Massachusetts Inc.                                   Massachusetts
American Express Insurance Agency of New Mexico Inc.                                      New Mexico
American Express Insurance Agency of Texas Inc.                                           Texas
IDS Insurance Agency of Utah Inc.                                                         Utah
American Express Insurance Agency of Wyoming Inc.                                         Wyoming
American Express Insurance Agency of Maryland Inc.                                        Maryland
American Express Insurance Agency of Oklahoma Inc.                                        Oklahoma
American Express Insurance Agency of Nevada Inc.                                          Nevada
RiverSource Investments LLC                                                               Minnesota
            Advisory Capital Strategies Group Inc.                                        Minnesota
            American Express Asset Management International (Japan) Inc.                  Japan
                       Advisory Capital Partners LLC                                      Delaware
                       Advisory Select LLC                                                Delaware
                       Boston Equity General Partner LLC                                  Delaware
                       Advisory Quantitative Equity (General Partner) LLC                 Delaware
                       Advisory Credit Opportunities GP LLC                               Delaware
                       Advisory European (General Partner) Inc.                           Cayman Islands
                       Advisory Convertible Arbitrage LLC                                 Delaware
            Kenwood Capital Management LLC (51.1% owned)                                  Delaware
            IDS Capital Holdings Inc.                                                     Minnesota
American Express Asset Management International Inc.                                      Delaware
American Express Asset Management Ltd.                                                    England
IDS Management Corporation                                                                Minnesota
            IDS Partnership Services Corporation                                          Minnesota
            IDS Cable Corporation                                                         Minnesota
            IDS Futures Corporation                                                       Minnesota
            IDS Realty Corporation                                                        Minnesota
            IDS Cable II Corporation                                                      Minnesota

IDS Property Casualty Insurance Company                                                   Wisconsin
            Amex Assurance Company                                                        Illinois
            Ameriprise Auto & Home Insurance Agency, Inc.                                 Wisconsin
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
RiverSource Service Corporation                                                           Minnesota
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
AEFA (Jersey) Limited                                                                     Jersey, Channel Islands
Channel Islands
Securities America Financial Corporation                                                  Nebraska
            Realty Assets, Inc.                                                           Nebraska
            Securities America Advisors, Inc.                                             Nebraska
            Securities America, Inc.                                                      Nebraska
American Express Asset Management (Australia) Limited                                     Australia
Threadneedle Asset Management Holdings Ltd.                                               England
            Threadneedle Investments (Channel Islands) Ltd.                               Jersey, Channel Islands
Channel Islands
            Threadneedle Asset Management Ltd.                                            England
            Threadneedle Portfolio Services Ltd.                                          England
            Threadneedle Postfolio Managers Ltd.                                          England
            Threadneedle Investment Services Ltd.                                         England
            Threadneedle Asset Management (Nominees) Ltd.                                 England
            Threadneedle Investment Services GMbH                                         Germany
            Threadneedle Investment Advisors Ltd.                                         England
            Threadneedle International Fund Management Ltd.                               England
            MM Asset Management Ltd.                                                      England
            Eagle Star ISA Manager Ltd.                                                   England
            Eagle Star Unit Managers Ltd.                                                 England
            ADT Nominees Ltd.                                                             England
            Threadneedle International Ltd.                                               England
            Threadneedle Management Services Ltd.                                         England
                       Threadneedle Rural Property Services Ltd.                          England
                       Threadneedle Property Services Ltd.                                England
            Threadneedle Pensions Ltd.                                                    England
            Threadneedle Property GP Holdings Ltd.                                        England
            Threadneedle Property Investments Ltd.                                        England
                       Sackville TCI Property (GP) Ltd.                                   England
                       Sackville TCI Property Nominee (1) Ltd.                            England
                       Sackville TCI Property Nominee (2) Ltd.                            England
                       Sackville Property (GP) Ltd.                                       England
                       Sackville Tandem Property (GP) Ltd.                                England
                                  Sackville Tandem Property Nominee Ltd.                  England
                       Sackville TPEN Property (GP) Ltd.                                  England
                                  Sackville TPEN Property Nominee Ltd.                    England
                                  Sackville TPEN Property Nominee (2) Ltd.                England
                       Sackville TSP Property (GP) Ltd.                                   England
                                  Sackville TSP Property Nominee Ltd.                     England
                       JDM3                                                               California
            Cornbrash Park Management Company Ltd.                                        England
            Highcross (Slough) Management Ltd.                                            England
            Threadneedle Financial Services Ltd.                                          England
            Threadneedle Pension Trustees Ltd.                                            England
Sloan Financial Group                                                                     North Carolina
Ameriprise Insurance Company                                                              Wisconsin
RiverSource Distributors, Inc.                                                            Delaware
Ameriprise India Private Limited                                                          India

Item 27. Number of Contract owners

         As of March 31, 2006, there were 1,323 nonqualified and qualified contracts in the ACL Variable Annuity Account 2.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

        AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP
        Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income
        Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series,
        Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
        High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP
        International Series, Inc.; AXP Investment Series, Inc.; AXP Managed
        Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market
        Series, Inc.; AXP Partners Series, Inc.; AXP Partners International
        Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP
        Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock
        Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.;
        AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust;
        Income Trust; World Trust; Ameriprise Certificate Company; Advisory
        Hedged Opportunity Fund.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                        Position and Offices with
         Business Address*                         Underwriter
         Gumer C. Alvero                           Vice President - General
                                                   Manager Annuities

         Ward D. Armstrong                         Senior Vice President -
                                                   Retirement Services and
                                                   Riversource Investments

         John M. Baker                             Vice President - Chief
                                                   Client Service Officer

         Timothy V. Bechtold                       Vice President -
                                                   Insurance Products

         Arthur H. Berman                          Senior Vice President and Treasurer

         Walter S. Berman                          Director

         Robert C. Bloomer                         Vice President - Technologies III

         Leslie H. Bodell                          Vice President - Technologies I

         Rob Bohli                                 Group Vice President -
         10375 Richmond Avenue #600                South Texas
         Houston, TX 77042

         Walter K. Booker                          Group Vice President -
         61 South Paramus Road                     New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ 07652

         Bruce J. Bordelon                         Group Vice President -
         1333 N. California Blvd.,                 Northern California
         Suite 200
         Walnut Creek, CA 94596

         Randy L. Boser                            Vice President - Mutual Fund
                                                   Business Development

         Richard N. Bush                           Senior Vice President -
                                                   Corporate Tax

         Uzma S. Burki                             Vice President - Organizational
                                                   & Talent Development

         Kenneth J. Ciak                           Vice President and
         IDS Property Casualty                     General Manager - IDS
         1400 Lombardi Avenue                      Property Casualty
         Green Bay, WI 54304

         Paul A. Connolly                          Vice President - RL HR/US Retail

         James M. Cracchiolo                       Director, Chairman of the Board
                                                   and Chief Executive Officer

         Colleen Curran                            Vice President and
                                                   Assistant General Counsel

         Luz Maria Davis                           Vice President - Employee
                                                   Communications

         Scott M. DiGiammarino                     Group Vice President -
         Suite 500, 8045 Leesburg                  Washington D.C./Baltimore
         Pike
         Vienna, VA 22182

         Paul James Dolan                          Vice President - CAO Product Sales

         Kenneth Dykman                            Group Vice President -
         625 Kenmor Ave South East                 Greater Michigan
         Suite 301
         Grand Rapids, MI 49546

         William V. Elliot                         Vice President - Financial
                                                   Planning and Advice

         William J. Emptage                        Vice President - Strategic Planning

         Benjamin R. Field                         Vice President - Finanace
                                                   Education and Planning Services

         Gordon M. Fines                           Vice President - Senior
                                                   Portfolio Manager I

         Giunero Floro                             Vice President - Creative
                                                   Services

         Terrence J. Flynn                         Vice President - Brokerage
                                                   Clearing Operations

         Jeffrey P. Fox                            Vice President - Investment
                                                   Accounting

         Peter A. Gallus                           Vice President - CAO - Investment
                                                   Management

         Laura C. Gagnon                           Vice President - Investor Relations

         Gary W. Gassmann                          Group Vice President -
         2677 Central Park Boulevard               Detroit Metro
         Suite 350
         Southfield, MN 48076

         John C. Greiber                           Group Vice President -
                                                   Minnesota/Iowa

         Martin T. Griffin                         Vice President and National Sales
                                                   Manager External Channel

         Steven Guida                              Vice President -
                                                   New Business and Service

         Teresa A. Hanratty                        Senior Vice President -
         Suites 6&7                                Field Management
         169 South River Road
         Bedford, NH 03110

         Janis K. Heaney                           Vice President -
                                                   Incentive Management

         Brian M. Heath                            Director, President
         Suite 150
         801 E. Campbell Road
         Richardson, TX 75081

         Jon E. Hjelm                              Group Vice President -
         655 Metro Place South                     Ohio Valley
         Suite 570
         Dublin, OH 43017

         David X. Hockenberry                      Group Vice President -
         830 Crescent Centre Drive                 Mid South
         Suite 490
         Franklin, TN 37067-7217

         Kelli A. Hunter                           Executive Vice President -
                                                   Human Resources

         Debra A. Hutchinson                       Vice President - Technologies I

         Theodore M. Jenkin                        Group Vice President -
         6000 Freedom Square Drive                 Steel Cities
         Suite 300
         Cleveland, OH 44131

         James M. Jensen                           Vice President -
                                                   Compensation and Licensing
                                                   Services

         Gregory C. Johnson                        Group Vice President -
         4 Atrium Drive, #100                      Upstate New York/Vermont
         Albany, NY 12205

         Jody M. Johnson                           Group Vice President -
                                                   Twin Cities Metro

         Nancy E. Jones                            Vice President - Advisor
                                                   Marketing

         William A. Jones                          Vice President - Technologies III

         John C. Junek                             Senior Vice President and
                                                   General Counsel

         Ora J. Kaine                              Vice President -
                                                   Retail Distribution Services

         Michelle M. Keeley                        Senior Vice President -
                                                   Fixed Income

         Raymond G. Kelly                          Group Vice President -
         Suite 250                                 Northern Texas
         801 East Campbell Road
         Richardson, TX 75081

         Claire Kolmodin                           Vice President - Strategic
                                                   Initiatives

         Neysa A. Alecu                            Anti-Money Laundering Officer

         Benji Orr                                 Deputy Anti-Money Laundering
                                                   Officer

         Lori J. Larson                            Vice President - Advisor
                                                   Field Force Growth and
                                                   Retention

         Daniel E. Laufenberg                      Vice President - Chief
                                                   U.S. Economist

         Jane W. Lee                               Vice President - General
                                                   Manager Platinum Financial
                                                   Services

         Catherine M. Libbe                        Vice President - Marketing
                                                   & Product Retirement Services

         Diane D. Lyngstad                         Chief Financial Officer and
                                                   Vice President - Comp and
                                                   Licensing Services

         Kurt W. Lofgren                           Vice President and Chief Compliance
                                                   Officer - U.S. Retail Distribution

         Andrew J. MacMillan                       Senior Vice President - Corporate
                                                   Communications & Government Affairs

         Timothy J. Masek                          Vice President -
                                                   Fixed Income Research

         Frank A. McCarthy                         Vice President - External
                                                   Products Group and Personal
                                                   Trust Services

         Brian J. McGrane                          Vice President and LFO
                                                   Officer - Finance

         Dean O. McGill                            Group Vice President -
         11835 W. Olympic Blvd                     Los Angeles Metro
         Suite 900 East
         Los Angeles, CA 90064

         Jeffrey McGregor                          Vice President and National
                                                   Sales Manager for Distribution

         Sarah M. McKenzie                         Vice President - Managed and
                                                   Brokerage Products

         Penny J. Meier                            Vice President - Business
                                                   Transformation/Six Sigma

         Paula R. Meyer                            Senior Vice President and
                                                   General Manager - Mutual Funds

         Rebecca A. Nash                           Vice President - Service
                                                   Operations

         Thomas V. Nicolosi                        Group Vice President -
         Suite 220                                 New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY 10528

         Patrick H. O'Connell                      Group Vice President -
         Commerce Center One                       Southern New England
         333 East River
         Hartford, CT 06108-4200

         Francois B. Odouard                       Vice President - Brokerage

         Michael J. O'Keefe                        Vice President -
                                                   Advisory Business Systems

         Geoffery Oprandy                          Group Vice President - Southwest
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ 85028

         Douglas J. Parish                         General Auditor

         Kristi L. Petersen                        Vice President - One Account
                                                   and Cash

         John G. Poole                             Group Vice President -
         14755 North Outer Forty Road              Gateway/Springfield
         Suite 500
         Chesterfield, MO 63017

         Larry M. Post                             Group Vice President -
         2 Constitution Plaza                      New England
         Charlestown, MA 02129

         Michael J. Rearden                        Group Vice President -
         1800 S. Pine Island Road, Suite 510       Southern Florida
         Plantation, FL 33324

         Ralph D. Richardson III                   Group Vice President -
         Suite 100                                 Carolinas
         5511 Capital Center Drive
         Raleigh, NC 27606

         Mark A. Riordan                           Vice President - Finance
                                                   Emerging Technologies

         Maximillian G. Roth                       Group Vice President -
         1400 Lombardi Avenue                      Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI 54304

         Andrew C. Schell                          Vice President - Strategy
                                                   and Planning

         Gary A. Scott                             Vice President - Client
                                                   Acquisition Marketing and
                                                   Services

         Jacqueline M. Sinjem                      Vice President - Plan
                                                   Sponsor Services

         Martin S. Solhaug                         Vice President - International
                                                   Comp and Benefits

         Albert L. Soule                           Group Vice President -
         6925 Union Park Center                    Western Frontier
         Suite 200
         Midvale, UT 84047

         Bridget M. Sperl                          Senior Vice President -
                                                   Client Service Organization

         Kathy Stalwick                            Vice President

         Paul J. Stanislaw                         Group Vice President -
         Suite 1100                                Southern California/Hawaii
         Two Park Plaza
         Irvine, CA 92614

         Lisa A. Steffes                           Vice President -
                                                   Marketing Officer
                                                   Development

         David K. Stewart                          Vice President and Controller

         Jeffrey J. Stremcha                       Vice President - Technologies I

         John T. Sweeney                           Vice President, Lead Financial
                                                   Officer - Banking, Brokerage
                                                   and Managed Products

         Joseph E. Sweeney                         Senior Vice President,
                                                   General Manager - U.S. Brokerage
                                                   and Membership Banking

         Craig P. Taucher                          Group Vice President -
         Suite 150                                 Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL 32216

         Neil G. Taylor                            Group Vice President -
         601 108th Ave North East                  Pacific Northwest
         Suite 1800
         Bellevue, WA 98004-5902

         William F. "Ted" Truscott                 Senior Vice President and
                                                   Chief Investment Officer

         George F. Tsafaridis                      Vice President - Quality &
                                                   Service Support

         Janet M. Vandenbark                       Group Vice President -
         3951 Westerre Parkway, Suite 250          Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                 Vice President - Technologies III

         Peter S. Velardi                          Senior Vice President -
                                                   Field Management

         Andrew O. Washburn                        Vice President -
                                                   Mutual Fund Marketing

         Donald F. Weaver                          Group Vice President -
         3500 Market Street,                       Eastern Pennsylvania/
         Suite 200                                 Delaware
         Camp Hill, PA 17011

         Beth E. Weimer                            Vice President and
                                                   Chief Compliance Officer - Asset
                                                   Management and Insurance

         Phil Wentzel                              Vice President - Finance

         Robert K. Whalen                          Group Vice President -
         939 West North Ave                        Chicago Metro
         Chicago, IL 60606

         Jeffrey A. Williams                       Senior Vice President -
                                                   Cross-Sell/Strategic
                                                   Management

         William J. Williams                       Senior Vice President -
                                                   Field Management

         Dianne L. Wilson                          Vice President - Insurance
                                                   Operations

         Gayle W. Winfree                          Group Vice President -
         1 Galleria Blvd. Suite 1900               Delta States
         Metairie, LA 70001

         Abraham L. Wons                           Vice President - Investments Risk
                                                   Management

         Michael R. Woodward                       Senior Vice President -
         32 Ellicott St                            Field Management
         Suite 100
         Batavia, NY 14020

         John R. Woerner                           Senior Vice President - Strategic
                                                   Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.

                     NET
                     UNDERWRITING
NAME OF PRINCIPAL    DISCOUNTS AND    COMPENSATION     BROKERAGE
UNDERWRITER          COMMISSIONS      ON REDEMPTION    COMMISSIONS  COMPENSATION
American Express     $1,203,286          None             None          None
Financial Advisors
Inc.

Item 30. Location of Accounts and Records

                  American Centurion Life Assurance Company
                  20 Madison Avenue Extension
                  Albany, NY  12203

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Centurion Life Contract Owner Service at the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2006.

                               ACL VARIABLE ANNUITY ACCOUNT 2
                                       (Registrant)

                                    By American Centurion Life Assurance Company
                                    --------------------------------------------
                                                     (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ------------------------------------------
                                            Timothy V. Bechtold
                                            President and Chief
                                            Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2006.

Signature                            Title

/s/ Gumer C. Alvero*                 Director and Vice President - Annuities
    ----------------------
    Gumer C. Alvero

/s/ Timothy V. Bechtold*             Director, President and Chief Executive
    ----------------------           Officer
    Timothy V. Bechtold              (Chief Executive Officer)

/s/ Maureen A. Buckley*              Director, Vice President, Chief Operating
    ----------------------           Officer, Consumer Affairs Officer, Claims
    Maureen A. Buckley               Officer and Money Laundering Prevention
                                     Officer

/s/ Rodney P. Burwell*               Director
    ----------------------
    Rodney P. Burwell

/s/ Robert R. Grew*                  Director
    ----------------------
    Robert R. Grew

/s/ Martin T. Griffin*               Director
    ----------------------
    Martin T. Griffin

/s/ Ronald L. Guzior*                Director
    ----------------------
    Ronald L. Guzior

/s/ Gregory C. Johnson*              Director
    ----------------------
    Gregory C. Johnson

/s/ Jean B. Keffeler*                Director
    ----------------------
    Jean B. Keffeler

/s/ Thomas R. McBurney*              Director
    ----------------------
    Thomas R. McBurney

/s/ Jeryl A. Millner*                Director
    ----------------------
    Jeryl A. Millner

/s/ Thomas V. Nicolosi*              Director
    ----------------------
    Thomas V. Nicolosi

/s/ David K. Stewart**               Vice President and Controller
    ----------------------           (Principal Accounting Officer)
    David K. Stewart                 (Principal Financial Officer)

/s/ Michael R. Woodward*             Director
    ----------------------
    Michael R. Woodward


 * Signed pursuant to Power of Attorney, dated Oct. 21, 2005, filed electronically herewith as Exhibit 13.1 to Post-Effective Amendment No. 12 to Registration Statement No. 333-101051 by:

** Signed pursuant to Power of Attorney, dated July 7, 2004, filed electronically as Exhibit 13.2 to Post-Effective Amendment No. 7 to Registration Statement No. 333-101051, filed on or about November 3, 2004, by:


By: /s/ Eric Marhoun
    -------------------------------------
        Eric Marhoun
        General Counsel

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 12 TO
                     REGISTRATION STATEMENT NO. 333-101051

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectuses for:
             RiverSource Endeavor Select(SM) Variable Annuity
             RiverSource Innovations(SM) Select Variable Annuity
             RiverSource Innovations(SM) Variable Annuity

Part B.

         Combined Statement of Additional Information for:
             ACL Variable Annuity Account 2 -
             RiverSource Endeavor Select(SM) Variable Annuity
             RiverSource Innovations(SM) Select Variable Annuity
             RiverSource Innovations(SM) Variable Annuity

         is filed electronically herewith.

Part C.

         Other Information.

         The signatures.

         Exhibits